Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments
Morningstar U.S. Equity Fund

	Number of Shares	Value
Common Stocks – 90.0%
Advertising & Marketing – 0.0%(a)
Interpublic Group of Cos. (The), Inc.	5,182	$127,477
Omnicom Group, Inc.(b)	2,385	171,840
Trade Desk (The), Inc., Class A*	3,546	308,360
		607,677
Aerospace & Defense – 3.5%
AAR Corp.*	20,439	1,526,998
Airbus S.E. ADR (France)	107,533	5,402,458
Boeing (The) Co.*	44,492	9,870,105
General Dynamics Corp.	29,595	9,222,098
Huntington Ingalls Industries, Inc.	16,709	4,659,472
L3Harris Technologies, Inc.	11,611	3,190,935
Loar Holdings, Inc.*	31,406	2,321,217
Lockheed Martin Corp.	2,460	1,035,611
Moog, Inc., Class A	9,106	1,762,740
Northrop Grumman Corp.	11,836	6,824,756
RTX Corp.	103,002	16,230,025
TransDigm Group, Inc.	435	699,680
		62,746,095
Apparel & Textile Products – 0.1%
NIKE, Inc., Class B	9,621	718,592
Ralph Lauren Corp.	661	197,474
Skechers USA, Inc., Class A*	2,033	128,587
Tapestry, Inc.	1,754	189,485
		1,234,138
Asset Management – 1.4%
Ameriprise Financial, Inc.	398	206,240
Apollo Global Management, Inc.	2,251	327,115
Ares Capital Corp.	21,335	482,811
Blackrock, Inc.	6,989	7,729,904
Cohen & Steers, Inc.	24,477	1,800,528
Franklin Resources, Inc.	3,061	73,464
Hamilton Lane, Inc., Class A(b)	15,417	2,348,009
Invesco Ltd.	4,129	86,750
KKR & Co., Inc.	53,263	7,807,291
LPL Financial Holdings, Inc.	8,818	3,489,547
Raymond James Financial, Inc.	1,912	319,553
Stifel Financial Corp.	9,599	1,095,438
T. Rowe Price Group, Inc.(b)	640	64,928
		25,831,578
Automotive – 0.7%
Autoliv, Inc. (Sweden)	1,109	123,709
	Number of Shares	Value
Automotive (Continued)
BorgWarner, Inc.	3,427	$126,113
General Motors Co.	9,300	496,062
Gentex Corp.	8,140	215,059
Lear Corp.	12,872	1,213,701
Tesla, Inc.*	28,010	8,634,643
XPEL, Inc.*	37,566	1,228,032
		12,037,319
Banking – 3.2%
Atlantic Union Bankshares Corp.	55,119	1,747,272
Bank of NT Butterfield & Son (The) Ltd. (Bermuda)	20,057	912,794
Bank OZK	49,877	2,458,936
Banner Corp.	27,593	1,712,836
Citigroup, Inc.	72,759	6,817,518
City Holding Co.(b)	13,514	1,650,060
Coastal Financial Corp.*	9,252	890,042
First Bancorp	34,488	1,727,504
JP Morgan Chase & Co.	62,209	18,428,794
National Bank Holdings Corp., Class A	31,951	1,184,104
Pinnacle Financial Partners, Inc.	16,752	1,472,333
PNC Financial Services Group (The), Inc.	34,751	6,612,073
Renasant Corp.	44,049	1,613,955
Seacoast Banking Corp. of Florida	59,345	1,672,936
Simmons First National Corp., Class A	87,077	1,669,266
Webster Financial Corp.	31,319	1,805,540
Wells Fargo & Co.	61,917	4,992,368
		57,368,331
Beverages – 0.7%
Brown-Forman Corp., Class B(b)	3,321	95,811
Diageo PLC (United Kingdom)	50,945	1,234,783
Monster Beverage Corp.*	94,942	5,577,842
PepsiCo, Inc.	43,811	6,042,413
		12,950,849
Biotechnology & Pharmaceuticals – 1.7%
AbbVie, Inc.	28,615	5,408,807
Amgen, Inc.	2,916	860,512
Biogen, Inc.*	606	77,568
Bristol-Myers Squibb Co.	8,864	383,900
Certara, Inc.*	173,618	1,708,401
Gilead Sciences, Inc.	9,396	1,055,077
Johnson & Johnson	50,768	8,363,520
Merck & Co., Inc.	46,680	3,646,642

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Biotechnology & Pharmaceuticals (Continued)
Novo Nordisk A/S ADR (Denmark)(b)	50,264	$2,365,926
Pfizer, Inc.	223,189	5,198,072
Regeneron Pharmaceuticals, Inc.	1,159	632,188
Royalty Pharma PLC, Class A	8,307	305,698
United Therapeutics Corp.*	656	180,203
Vertex Pharmaceuticals, Inc.*	1,230	561,950
Zoetis, Inc.	6,052	882,321
		31,630,785
Cable & Satellite – 0.4%
Charter Communications, Inc., Class A(b)*	448	120,673
Comcast Corp., Class A	190,552	6,332,043
Sirius XM Holdings, Inc.(b)	2,871	60,636
		6,513,352
Chemicals – 1.4%
Ashland Global Holdings, Inc.	41,130	2,120,663
Avery Dennison Corp.	1,439	241,421
Axalta Coating Systems Ltd.*	3,668	103,878
Balchem Corp.	11,745	1,790,760
CF Industries Holdings, Inc.	1,335	123,928
Corteva, Inc.	10,673	769,843
DuPont de Nemours, Inc.	10,358	744,740
Eastman Chemical Co.	1,301	94,466
Hawkins, Inc.	8,199	1,338,733
Innospec, Inc.	10,622	848,698
Linde PLC	8,200	3,774,132
LyondellBasell Industries N.V., Class A(b)	1,646	95,353
PPG Industries, Inc.	747	78,808
Sensient Technologies Corp.	15,706	1,763,627
Sherwin-Williams (The) Co.	29,581	9,787,761
Stepan Co.	31,294	1,588,796
Westlake Corp.	913	72,401
		25,338,008
Commercial Support Services – 0.6%
Automatic Data Processing, Inc.	5,820	1,801,290
Casella Waste Systems, Inc., Class A*	50,532	5,494,344
Cintas Corp.	3,105	691,018
FTI Consulting, Inc.*	6,707	1,115,710
Paychex, Inc.	1,374	198,310
	Number of Shares	Value
Commercial Support Services (Continued)
Robert Half, Inc.	2,340	$86,369
Verra Mobility Corp.*	72,128	1,821,953
		11,208,994
Construction Materials – 0.5%
CRH PLC	31,593	3,015,552
Martin Marietta Materials, Inc.	4,227	2,430,018
Owens Corning	1,090	151,979
Trex Co., Inc.*	44,748	2,874,611
		8,472,160
Containers & Packaging – 0.1%
Crown Holdings, Inc.	965	95,882
Graphic Packaging Holding Co.	7,681	171,747
International Paper Co.(b)	3,939	184,109
Packaging Corp. of America	1,344	260,400
Sealed Air Corp.	2,825	82,688
Smurfit WestRock PLC	3,550	157,549
		952,375
Diversified Industrials – 0.9%
3M Co.	2,070	308,886
Emerson Electric Co.	4,489	653,194
Honeywell International, Inc.	28,998	6,447,705
Illinois Tool Works, Inc.	16,587	4,245,775
Parker-Hannifin Corp.	6,928	5,070,603
		16,726,163
E-Commerce Discretionary – 2.9%
Amazon.com, Inc.*	226,463	53,017,253
eBay, Inc.	2,011	184,509
		53,201,762
Electric Utilities – 2.5%
Ameren Corp.	2,270	229,565
American Electric Power Co., Inc.	19,832	2,243,793
Avista Corp.	46,798	1,745,565
CMS Energy Corp.	3,391	250,256
Consolidated Edison, Inc.	2,430	251,505
Dominion Energy, Inc.(b)	119,379	6,977,703
Duke Energy Corp.	66,099	8,040,282
Evergy, Inc.	3,377	239,092
Eversource Energy	2,275	150,378
Exelon Corp.	63,194	2,839,938
Northwestern Energy Group, Inc.	26,600	1,428,420
NRG Energy, Inc.	1,517	253,642
OGE Energy Corp.	8,819	400,559

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Electric Utilities (Continued)
PG&E Corp.	291,814	$4,091,232
Pinnacle West Capital Corp.(b)	3,915	354,777
Sempra	15,299	1,249,622
Southern (The) Co.	78,498	7,416,491
TXNM Energy, Inc.	21,201	1,204,005
Xcel Energy, Inc.(b)	68,558	5,034,900
		44,401,725
Electrical Equipment – 1.8%
A.O. Smith Corp.	1,404	99,389
AAON, Inc.(b)	20,128	1,680,688
Allegion PLC	933	154,803
Amphenol Corp., Class A	4,956	527,864
Atmus Filtration Technologies, Inc.	23,503	914,502
Camtek Ltd. (Israel)(b)*	22,684	2,135,699
Eaton Corp. PLC	41,123	15,820,841
Hayward Holdings, Inc.*	62,844	966,541
Hubbell, Inc.(b)	442	193,366
Johnson Controls International PLC	19,166	2,012,430
Lennox International, Inc.	305	185,745
Modine Manufacturing Co.*	20,670	2,781,355
Novanta, Inc.*	18,557	2,282,882
Otis Worldwide Corp.	12,252	1,049,874
Rockwell Automation, Inc.	360	126,616
Sensata Technologies Holding PLC	2,236	68,779
TE Connectivity PLC (Switzerland)	1,042	214,391
Trane Technologies PLC	4,704	2,060,728
		33,276,493
Engineering & Construction – 0.1%
Everus Construction Group, Inc.*	23,701	1,760,036
Entertainment Content – 1.8%
Electronic Arts, Inc.	2,075	316,417
Netflix, Inc.*	22,534	26,125,920
Walt Disney (The) Co.	57,175	6,810,114
		33,252,451
Food – 1.1%
BellRing Brands, Inc.*	41,383	2,258,684
Conagra Brands, Inc.	9,595	175,205
General Mills, Inc.	3,608	176,720
Hershey (The) Co.(b)	907	168,820
Hormel Foods Corp.	8,047	226,040
Ingredion, Inc.	1,849	243,218
J&J Snack Foods Corp.	7,419	837,531
	Number of Shares	Value
Food (Continued)
Kraft Heinz (The) Co.	10,840	$297,666
Lamb Weston Holdings, Inc.	2,159	123,214
Marzetti Co. (The)	8,305	1,476,297
Mondelez International, Inc., Class A	83,936	5,429,820
Nestle S.A.(c)	40,034	3,498,054
Post Holdings, Inc.*	52,353	5,539,471
The Campbell's Co.(b)	4,684	149,513
		20,600,253
Forestry, Paper & Wood Products – 0.2%
Boise Cascade Co.	20,452	1,714,082
UFP Industries, Inc.	15,862	1,554,476
		3,268,558
Gas & Water Utilities – 0.1%
American Water Works Co., Inc.	1,127	158,050
UGI Corp.(b)	58,415	2,113,455
		2,271,505
Health Care Facilities & Services – 2.8%
Cencora, Inc.	1,153	329,850
Charles River Laboratories International, Inc.*	380	64,463
Cigna Group (The)	37,813	10,110,440
CVS Health Corp.	3,165	196,547
DaVita, Inc.(b)*	1,324	185,850
Elevance Health, Inc.	11,433	3,236,454
Encompass Health Corp.	1,773	195,225
Ensign Group (The), Inc.(b)	26,102	3,915,300
HCA Healthcare, Inc.	1,735	614,173
HealthEquity, Inc.*	47,100	4,568,700
Henry Schein, Inc.(b)*	2,388	161,548
Humana, Inc.	19,621	4,902,699
ICON PLC*	14,021	2,372,213
Labcorp Holdings, Inc.	8,541	2,221,343
McKesson Corp.	16,755	11,620,263
Medpace Holdings, Inc.*	6,567	2,805,422
Quest Diagnostics, Inc.	1,751	293,135
Tenet Healthcare Corp.*	540	87,091
UnitedHealth Group, Inc.	9,231	2,303,688
Universal Health Services, Inc., Class B	831	138,320
		50,322,724
Home & Office Products – 0.1%
Arhaus, Inc.(b)*	154,369	1,352,273

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Home & Office Products (Continued)
Somnigroup International, Inc.(b)	1,685	$121,960
Whirlpool Corp.(b)	971	80,632
		1,554,865
Home Construction – 0.4%
Century Communities, Inc.	28,586	1,609,106
DR Horton, Inc.	1,131	161,552
Fortune Brands Innovations, Inc.	31,356	1,710,156
Lennar Corp., Class A	1,222	137,084
Masco Corp.	1,960	133,535
Mohawk Industries, Inc.*	585	66,988
NVR, Inc.*	354	2,672,520
PulteGroup, Inc.	1,462	165,089
Toll Brothers, Inc.	2,038	241,218
		6,897,248
Household Products – 0.8%
Central Garden & Pet Co., Class A*	23,551	836,532
Church & Dwight Co., Inc.	3,509	329,039
Clorox (The) Co.	1,181	148,286
Colgate-Palmolive Co.	15,153	1,270,579
Interparfums, Inc.	12,954	1,562,253
Kenvue, Inc.	158,021	3,387,970
Kimberly-Clark Corp.	21,063	2,624,871
Prestige Consumer Healthcare, Inc.*	22,942	1,696,561
Reckitt Benckiser Group PLC (United Kingdom)	34,664	2,597,921
		14,454,012
Industrial Intermediate Products – 0.5%
AZZ, Inc.	11,996	1,313,562
Enpro, Inc.	14,484	3,076,547
RBC Bearings, Inc.*	11,715	4,537,688
Standex International Corp.	3,415	562,587
		9,490,384
Industrial Support Services – 1.2%
Fastenal Co.	5,534	255,283
SiteOne Landscape Supply, Inc.*	21,142	2,914,002
United Rentals, Inc.	190	167,759
W.W. Grainger, Inc.	10,147	10,548,212
Watsco, Inc.	247	111,367
WESCO International, Inc.	35,178	7,280,439
		21,277,062
Institutional Financial Services – 1.4%
CME Group, Inc.	6,694	1,862,806
	Number of Shares	Value
Institutional Financial Services (Continued)
Intercontinental Exchange, Inc.	9,530	$1,761,430
Moelis & Co., Class A	35,458	2,487,024
Morgan Stanley	56,491	8,047,708
Nasdaq, Inc.	81,164	7,809,600
Perella Weinberg Partners	44,748	892,275
Piper Sandler Cos.	5,553	1,750,972
SEI Investments Co.	3,706	326,573
		24,938,388
Insurance – 3.7%
American International Group, Inc.	89,108	6,917,454
Aon PLC, Class A	23,268	8,276,660
Arthur J Gallagher & Co.	3,964	1,138,659
Baldwin Insurance Group (The), Inc.(b)*	40,042	1,475,147
Chubb Ltd.	22,813	6,069,171
Goosehead Insurance, Inc., Class A	19,727	1,793,382
Hartford Insurance Group (The), Inc.	18,473	2,297,856
Marsh & McLennan Cos., Inc.	65,501	13,047,799
Progressive (The) Corp.	59,706	14,451,240
RLI Corp.	21,007	1,386,252
Travelers (The) Cos., Inc.	26,199	6,818,028
Willis Towers Watson PLC	9,875	3,118,624
		66,790,272
Internet Media & Services – 8.6%
Airbnb, Inc., Class A*	47,016	6,225,389
Alphabet, Inc., Class A	371,418	71,275,114
Booking Holdings, Inc.	99	544,902
GoDaddy, Inc., Class A*	8,856	1,430,952
Meta Platforms, Inc., Class A	85,181	65,882,393
Uber Technologies, Inc.*	84,915	7,451,291
VeriSign, Inc.	11,929	3,207,350
		156,017,391
IT Services – 0.9%
Accenture PLC, Class A (Ireland)	42,751	11,418,792
Amdocs Ltd.	2,827	241,313
CDW Corp.	6,588	1,148,815
Cognizant Technology Solutions Corp., Class A	1,370	98,311
Globant S.A.(b)*	7,903	665,907
ICF International, Inc.	25,812	2,165,369
		15,738,507

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Leisure Facilities & Services – 1.2%
Cheesecake Factory (The), Inc.(b)	20,222	$1,292,388
Chipotle Mexican Grill, Inc.*	8,335	357,405
Domino's Pizza, Inc.	261	120,898
Marriott International, Inc., Class A	18,923	4,992,455
Red Rock Resorts, Inc., Class A	123,540	7,579,179
Starbucks Corp.	54,465	4,856,099
TKO Group Holdings, Inc.	686	115,255
Wingstop, Inc.	6,053	2,284,039
		21,597,718
Leisure Products – 0.1%
Brunswick Corp.	1,274	74,261
Hasbro, Inc.	817	61,406
Polaris, Inc.(b)	1,514	80,106
YETI Holdings, Inc.*	43,383	1,593,891
		1,809,664
Machinery – 1.0%
Alamo Group, Inc.(b)	8,141	1,812,024
Caterpillar, Inc.	2,245	983,355
CSW Industrials, Inc.	8,446	2,191,568
Federal Signal Corp.	21,574	2,730,621
Graco, Inc.	1,629	136,803
IDEX Corp.	1,058	172,994
Kadant, Inc.	10,569	3,517,046
Middleby (The) Corp.*	643	93,364
Regal Rexnord Corp.	38,003	5,809,899
Snap-on, Inc.	759	243,783
Stanley Black & Decker, Inc.	913	61,764
Thermon Group Holdings, Inc.*	33,617	950,689
Xylem, Inc.	1,152	166,602
		18,870,512
Medical Equipment & Devices – 2.8%
Abbott Laboratories	46,355	5,849,537
Baxter International, Inc.	1,650	35,904
Becton Dickinson & Co.	7,681	1,369,138
Boston Scientific Corp.*	31,856	3,342,331
CONMED Corp.	27,397	1,401,357
Envista Holdings Corp.*	44,069	832,463
Hologic, Inc.*	5,482	366,307
Illumina, Inc.*	22,770	2,338,707
Inspire Medical Systems, Inc.*	13,839	1,723,509
Intuitive Surgical, Inc.*	17,960	8,640,376
Medtronic PLC	17,565	1,585,066
	Number of Shares	Value
Medical Equipment & Devices (Continued)
Merit Medical Systems, Inc.*	19,073	$1,618,535
Revvity, Inc.(b)	16,399	1,441,472
Solventum Corp.*	22,730	1,622,013
Stryker Corp.	21,823	8,570,547
Teleflex, Inc.	21,572	2,577,854
Thermo Fisher Scientific, Inc.	16,563	7,746,184
Waters Corp.*	409	118,103
		51,179,403
Metals & Mining – 0.2%
Freeport-McMoRan, Inc.	94,399	3,798,616
Oil & Gas Supply Chain – 2.6%
Antero Midstream Corp.	20,562	377,313
Cheniere Energy, Inc.	6,072	1,432,263
Chevron Corp.	34,547	5,238,707
Civitas Resources, Inc.	28,056	851,780
ConocoPhillips	77,070	7,347,854
Coterra Energy, Inc.	83,842	2,044,906
Diamondback Energy, Inc.	8,013	1,191,213
DT Midstream, Inc.	3,731	383,286
Enbridge, Inc. (Canada)	38,745	1,754,654
EOG Resources, Inc.	30,236	3,628,925
Exxon Mobil Corp.	67,350	7,518,954
Gulfport Energy Corp.(b)*	5,039	877,441
Infinity Natural Resources, Inc., Class A*	39,240	585,068
Kinder Morgan, Inc.	88,905	2,494,674
Northern Oil & Gas, Inc.(b)	62,214	1,751,946
ONEOK, Inc.	23,447	1,925,233
Pembina Pipeline Corp. (Canada)	13,297	494,223
SM Energy Co.	64,528	1,780,327
South Bow Corp. (Canada)	7,643	200,728
Targa Resources Corp.	3,087	513,708
TC Energy Corp. (Canada)	32,373	1,545,755
Texas Pacific Land Corp.(b)	127	122,952
Vital Energy, Inc.(b)*	42,756	799,110
Williams (The) Cos., Inc.	39,489	2,367,366
		47,228,386
Oil, Gas Services & Equipment – 0.0%(a)
Schlumberger N.V.	15,744	532,147
Publishing & Broadcasting – 0.1%
Liberty Media Corp.-Liberty Formula One, Class C(b)*	25,394	2,548,288
Nexstar Media Group, Inc.	485	90,748
		2,639,036

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Real Estate Investment Trusts – 2.1%
American Tower Corp.	2,559	$533,270
Brixmor Property Group, Inc.	7,222	188,711
BXP, Inc.	1,456	95,266
COPT Defense Properties	65,081	1,775,410
CubeSmart	89,678	3,489,371
Equinix, Inc.	7,278	5,714,467
Extra Space Storage, Inc.	13,233	1,777,986
Federal Realty Investment Trust	2,201	202,844
Four Corners Property Trust, Inc.(b)	68,087	1,718,516
Kimco Realty Corp.	6,792	144,194
Mid-America Apartment Communities, Inc.	20,416	2,907,851
Plymouth Industrial REIT, Inc.(b)	102,710	1,491,349
PotlatchDeltic Corp.	40,080	1,638,871
Prologis, Inc.	57,872	6,179,572
Public Storage	4,053	1,102,173
Ryman Hospitality Properties, Inc.	23,073	2,193,319
SBA Communications Corp.	8,403	1,888,322
Simon Property Group, Inc.	4,217	690,703
Sunstone Hotel Investors, Inc.	94,544	827,260
Urban Edge Properties	87,360	1,722,739
Ventas, Inc.	24,182	1,624,547
		37,906,741
Real Estate Services – 0.0%(a)
Jones Lang LaSalle, Inc.*	468	126,529
Newmark Group, Inc., Class A	47,742	724,246
		850,775
Retail - Consumer Staples – 0.5%
Costco Wholesale Corp.	1,171	1,100,318
Five Below, Inc.*	10,070	1,374,756
Kroger (The) Co.	4,182	293,158
Ollie's Bargain Outlet Holdings, Inc.*	32,676	4,464,522
Target Corp.	24,843	2,496,722
		9,729,476
Retail - Discretionary – 1.4%
Academy Sports & Outdoors, Inc.(b)	31,080	1,578,553
AutoNation, Inc.*	471	90,733
AutoZone, Inc.*	272	1,024,999
Best Buy Co., Inc.	1,338	87,050
Boot Barn Holdings, Inc.*	4,607	791,943
	Number of Shares	Value
Retail - Discretionary (Continued)
Builders FirstSource, Inc.*	687	$87,338
CarMax, Inc.*	17,779	1,006,469
Dick's Sporting Goods, Inc.	553	116,965
Ferguson Enterprises, Inc.	11,334	2,531,222
Floor & Decor Holdings, Inc., Class A*	24,082	1,845,644
Freshpet, Inc.(b)*	23,918	1,634,078
GMS, Inc.*	3,727	408,628
Lithia Motors, Inc.	256	73,728
Lowe's Cos., Inc.	30,873	6,902,277
Lululemon Athletica, Inc.*	658	131,949
O'Reilly Automotive, Inc.*	12,525	1,231,458
Sonic Automotive, Inc. Class A	9,953	720,100
TJX (The) Cos., Inc.	8,639	1,075,815
Tractor Supply Co.(b)	3,944	224,611
Ulta Beauty, Inc.*	480	247,205
Valvoline, Inc.*	77,726	2,739,842
Williams-Sonoma, Inc.	1,158	216,604
		24,767,211
Semiconductors – 10.4%
Analog Devices, Inc.	33,801	7,592,719
Applied Materials, Inc.	1,632	293,858
ASML Holding N.V. (Netherlands)(c)	8,091	5,620,899
Broadcom, Inc.	87,420	25,675,254
Intel Corp.	6,338	125,492
KLA Corp.	6,330	5,564,260
Lam Research Corp.	2,437	231,125
Marvell Technology, Inc.	47,400	3,809,538
Microchip Technology, Inc.	3,048	206,014
Nova Ltd. (Israel)(b)*	14,398	3,780,771
NVIDIA Corp.	642,189	114,226,158
NXP Semiconductors N.V. (Netherlands)	24,638	5,266,865
QUALCOMM, Inc.	2,177	319,497
Rambus, Inc.*	23,030	1,702,608
Skyworks Solutions, Inc.	845	57,916
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	27,876	6,735,399
Teradyne, Inc.	1,226	131,709
Texas Instruments, Inc.	31,673	5,734,713
Veeco Instruments, Inc.(b)*	63,741	1,324,538
		188,399,333
Software – 10.2%
ACV Auctions, Inc., Class A*	82,044	1,165,845
Adobe, Inc.*	437	156,311
Akamai Technologies, Inc.*	1,686	128,659

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Software (Continued)
Autodesk, Inc.*	2,364	$716,552
BlackLine, Inc.(b)*	32,213	1,732,415
Cadence Design Systems, Inc.*	844	307,697
CCC Intelligent Solutions Holdings, Inc.(b)*	242,927	2,349,104
Check Point Software Technologies Ltd. (Israel)*	3,716	691,919
Clearwater Analytics Holdings, Inc., Class A*	82,298	1,667,357
Donnelley Financial Solutions, Inc.*	16,097	852,497
Global-e Online Ltd. (Israel)*	37,164	1,231,987
Guidewire Software, Inc.*	10,703	2,421,233
Intuit, Inc.	13,578	10,660,495
Microsoft Corp.	196,760	104,971,460
nCino, Inc.(b)*	52,137	1,455,926
Oracle Corp.	10,700	2,715,339
Palo Alto Networks, Inc.*	59,184	10,274,342
Paylocity Holding Corp.*	14,393	2,660,978
Procore Technologies, Inc.(b)*	64,536	4,622,714
Q2 Holdings, Inc.*	23,266	1,889,199
Roper Technologies, Inc.	1,833	1,008,883
Salesforce, Inc.	23,754	6,136,371
ServiceNow, Inc.*	3,400	3,206,608
SS&C Technologies Holdings, Inc.	45,814	3,916,181
Synopsys, Inc.*	14,551	9,217,622
Vertex, Inc., Class A(b)*	43,224	1,433,740
Workday, Inc., Class A*	32,703	7,501,414
		185,092,848
Specialty Finance – 3.4%
American Express Co.	29,416	8,804,503
Corpay, Inc.*	409	132,127
Equifax, Inc.	14,942	3,589,517
FactSet Research Systems, Inc.	407	163,980
Fidelity National Information Services, Inc.	26,166	2,077,842
Jack Henry & Associates, Inc.	2,083	353,725
Mr. Cooper Group, Inc.*	31,251	4,866,406
PayPal Holdings, Inc.*	94,210	6,477,880
S&P Global, Inc.	12,885	7,100,923
Shift4 Payments, Inc., Class A(b)*	53,295	5,489,385
Synchrony Financial	2,157	150,278
TransUnion	18,927	1,801,661
	Number of Shares	Value
Specialty Finance (Continued)
Verisk Analytics, Inc.	639	$178,096
Visa, Inc., Class A(b)	56,678	19,580,549
		60,766,872
Steel – 0.0%(a)
Nucor Corp.	458	65,526
Technology Hardware – 5.4%
Apple, Inc.	402,678	83,583,872
Arista Networks, Inc.*	2,630	324,069
Arrow Electronics, Inc.*	1,038	120,408
Ciena Corp.*	24,846	2,306,703
Cisco Systems, Inc.	18,680	1,271,734
F5, Inc.*	814	255,124
Fabrinet (Thailand)*	15,464	5,006,161
Hewlett Packard Enterprise Co.	11,122	230,114
HP, Inc.	4,732	117,354
Motorola Solutions, Inc.	3,307	1,451,707
NetApp, Inc.	2,093	217,944
Seagate Technology Holdings PLC	880	138,169
TD SYNNEX Corp.	1,877	271,020
Teledyne Technologies, Inc.*	3,123	1,720,835
		97,015,214
Telecommunications – 0.6%
AT&T, Inc.	31,650	867,527
T-Mobile U.S., Inc.	8,384	1,998,829
Verizon Communications, Inc.	173,103	7,401,884
		10,268,240
Tobacco & Cannabis – 0.1%
Altria Group, Inc.	19,897	1,232,420
Transportation & Logistics – 1.2%
Alaska Air Group, Inc.*	18,496	979,548
ArcBest Corp.	17,600	1,287,088
C.H. Robinson Worldwide, Inc.	1,136	131,004
Canadian National Railway Co. (Canada)	15,674	1,464,735
CSX Corp.	21,370	759,490
Expeditors International of Washington, Inc.	923	107,290
FedEx Corp.	1,587	354,679
JB Hunt Transport Services, Inc.	687	98,962
Knight-Swift Transportation Holdings, Inc.	1,696	72,080
Landstar System, Inc.	1,033	137,771

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Transportation & Logistics (Continued)
Norfolk Southern Corp.	2,333	$648,574
Saia, Inc.*	7,823	2,364,423
Union Pacific Corp.	59,631	13,236,293
United Parcel Service, Inc., Class B	6,176	532,124
		22,174,061
Transportation Equipment – 0.4%
Blue Bird Corp.(b)*	38,897	1,742,197
Cummins, Inc.	920	338,210
PACCAR, Inc.	44,827	4,427,115
		6,507,522
Wholesale - Consumer Staples – 0.1%
Sysco Corp.	32,419	2,580,552
Wholesale - Discretionary – 0.1%
Pool Corp.(b)	7,410	2,283,317
Total Common Stocks (Cost $1,214,473,026)		1,630,427,050

Master Limited Partnerships – 0.2%
Oil & Gas Supply Chain – 0.2%
Energy Transfer L.P.	62,947	1,135,564
Enterprise Products Partners L.P.	33,076	1,025,025
MPLX L.P.	14,610	767,025
Plains All American Pipeline L.P.	52,623	960,370
Western Midstream Partners L.P.	13,301	541,750
Total Master Limited Partnerships (Cost $3,329,788)		4,429,734
	Number of Shares	Value

Investment Companies – 8.0%
Schwab U.S. REIT ETF	848,452	$17,758,100
Vanguard Consumer Staples ETF	198,839	42,973,085
Vanguard Health Care ETF	351,624	84,910,163
Total Investment Companies (Cost $144,084,946)		145,641,348

	Par(d)/Number of Shares
Short-Term Investments – 2.2%
Money Market Funds – 2.0%
Northern Institutional Funds - Treasury Portfolio (Premier), 4.17%(e)	29,195,830	29,195,830
Northern Institutional Funds - Liquid Assets Portfolio, 4.37%(e)(f)	6,977,129	6,977,129
		36,172,959
U.S. Government Agencies – 0.2%(g)
Federal Home Loan Bank Discount Notes, 0.00%, 8/1/25(h)	$3,510,000	3,510,000
Total Short-Term Investments (Cost $39,682,959)		39,682,959
Total Investments – 100.4% (Cost $1,401,570,719)		1,820,181,091
Liabilities less Other Assets – (0.4)%		(7,816,402)
NET ASSETS – 100.0%		$1,812,364,689

Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
(a)	Amount rounds to less than 0.05%.
(b)	Security either partially or fully on loan. As of July 31, 2025, the total value of securities on loan is $66,174,907.
(c)	Security sold outside United States without registration under the Securities Act of 1933.
(d)	Par value is in USD unless otherwise indicated.
(e)	7-day current yield as of July 31, 2025 is disclosed.
(f)	Security purchased with the cash proceeds from securities loaned. As of July 31, 2025, total cash collateral has a value of $6,977,129 and total non-cash collateral has a value of $61,703,533.
(g)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(h)	Zero coupon bond.
*	Non-Income Producing Security

Abbreviations:

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
L.P.	Limited Partnership

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
PLC	Public Limited Company
REIT	Real Estate Investment Trust
Valuation Hierarchy
The following is a summary of the inputs used, as of July 31, 2025, in valuing the Fund's investments carried at fair value:
Morningstar U.S. Equity Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Common Stocks	$1,623,096,292	$7,330,758	$—	$1,630,427,050
Master Limited Partnerships	4,429,734	—	—	4,429,734
Investment Companies	145,641,348	—	—	145,641,348
Short-Term Investments	36,172,959	3,510,000	—	39,682,959
Total Investments	$1,809,340,333	$10,840,758	$—	$1,820,181,091

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments
Morningstar International Equity Fund

	Number of Shares	Value
Common Stocks – 93.9%
Advertising & Marketing – 0.6%
Dentsu Group, Inc. (Japan)(a)	18,894	$372,601
DKSH Holding A.G. (Switzerland)	2,080	143,833
Publicis Groupe S.A. (France)	39,449	3,604,919
WPP PLC (United Kingdom)	292,921	1,585,988
		5,707,341
Aerospace & Defense – 1.0%
Airbus S.E. (France)	23,900	4,805,219
BAE Systems PLC (United Kingdom)	30,329	723,669
QinetiQ Group PLC (United Kingdom)	6,776	44,424
Rolls-Royce Holdings PLC (United Kingdom)	47,673	676,622
Safran S.A. (France)	9,258	3,052,839
		9,302,773
Apparel & Textile Products – 2.3%
adidas A.G. (Germany)	29,932	5,720,875
Chow Tai Seng Jewellery Co. Ltd., Class A (China)	30,600	54,926
Cie Financiere Richemont S.A., Class A (Switzerland)(b)	18,624	3,040,858
Eclat Textile Co. Ltd. (Taiwan)	7,508	100,429
Kering S.A. (France)	31,765	7,799,754
LVMH Moet Hennessy Louis Vuitton S.E. (France)	7,890	4,235,448
Shenzhou International Group Holdings Ltd. (China)	52,200	375,671
Titan Co. Ltd. (India)	12,005	456,987
Youngone Corp. (South Korea)	3,165	137,571
		21,922,519
Asset Management – 1.1%
3i Group PLC (United Kingdom)	10,993	600,681
Ashmore Group PLC (United Kingdom)	95,421	220,279
EXOR N.V. (Netherlands)	30,123	2,903,150
Netwealth Group Ltd. (Australia)	9,251	220,770
Partners Group Holding A.G. (Switzerland)	201	270,204
Sanlam Ltd. (South Africa)	217,285	1,045,377
Schroders PLC (United Kingdom)	971,193	4,992,080
	Number of Shares	Value
Asset Management (Continued)
St. James's Place PLC (United Kingdom)	8,429	$145,071
VZ Holding A.G. (Switzerland)	1,193	252,498
XTB S.A. (Poland)(c)	4,733	94,587
		10,744,697
Automotive – 4.0%
Bayerische Motoren Werke A.G. (Germany)	59,255	5,638,203
Bridgestone Corp. (Japan)	43,700	1,767,674
Cie Generale des Etablissements Michelin S.C.A. (France)	9,190	326,948
Contemporary Amperex Technology Co. Ltd., Class A (China)	170,000	6,208,470
Continental A.G. (Germany)	81,807	6,987,192
Denso Corp. (Japan)	63,800	865,602
Fuyao Glass Industry Group Co. Ltd., Class A (China)	49,600	375,427
Honda Motor Co. Ltd. (Japan)	186,000	1,925,640
Huayu Automotive Systems Co. Ltd., Class A (China)	262,400	638,166
Hyundai Mobis Co. Ltd. (South Korea)	9,165	1,933,996
Kia Corp. (South Korea)	14,476	1,059,220
Koito Manufacturing Co. Ltd. (Japan)	11,100	141,934
Li Auto, Inc., Class A (China)*	32,400	424,171
Mercedes-Benz Group A.G. (Germany)	63,690	3,606,146
NGK Insulators Ltd. (Japan)	3,900	49,375
Nifco, Inc. (Japan)	8,097	197,567
Nissan Motor Co. Ltd. (Japan)(a)*	124,476	263,927
Stanley Electric Co. Ltd. (Japan)	49,500	933,546
Sumitomo Electric Industries Ltd. (Japan)	20,400	506,220
Toyo Tire Corp. (Japan)	7,788	164,958
Toyota Motor Corp. (Japan)	224,900	4,000,433
		38,014,815
Banking – 11.2%
Al Rajhi Bank (Saudi Arabia)	42,086	1,061,159
Axis Bank Ltd. (India)	270,624	3,286,479
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	288,819	4,817,001

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Banking (Continued)
Banco do Brasil S.A. (Brazil)	364,700	$1,288,276
Bank Central Asia Tbk PT (Indonesia)	2,727,200	1,366,861
Bank for Foreign Trade of Vietnam JSC (Vietnam)*	268,428	615,878
Bank Mandiri Persero Tbk PT (Indonesia)	20,570,700	5,599,980
Bank Polska Kasa Opieki S.A. (Poland)	11,423	620,308
Barclays PLC (United Kingdom)	98,016	479,104
BDO Unibank, Inc. (Philippines)	236,375	577,021
BNP Paribas S.A. (France)	85,698	7,813,797
Capitec Bank Holdings Ltd. (South Africa)	3,471	672,848
China Construction Bank Corp., Class H (China)	3,277,000	3,351,727
China Merchants Bank Co. Ltd., Class H (China)	224,613	1,457,547
Commercial International Bank - Egypt (CIB) GDR (Egypt)(b)	390,894	747,197
Credicorp Ltd. (Peru)	19,157	4,540,209
CTBC Financial Holding Co. Ltd. (Taiwan)	613,000	842,322
DBS Group Holdings Ltd. (Singapore)	295,687	10,853,047
E.Sun Financial Holding Co. Ltd. (Taiwan)	295,934	316,500
Grupo Financiero Banorte S.A.B. de C.V., Class O (Mexico)	491,620	4,378,324
HDFC Bank Ltd. ADR (India)	127,729	9,805,755
HSBC Holdings PLC (United Kingdom)	168,156	2,048,640
ICICI Bank Ltd. (India)	107,183	1,804,888
Intesa Sanpaolo S.p.A. (Italy)	489,139	2,947,193
Kasikornbank PCL (Thailand)(b)	155,700	769,763
KB Financial Group, Inc. (South Korea)	99,335	7,891,990
Kotak Mahindra Bank Ltd. (India)	55,239	1,244,554
Lloyds Banking Group PLC (United Kingdom)	1,974,559	2,024,809
Mitsubishi UFJ Financial Group, Inc. (Japan)	183,600	2,530,516
Mizuho Financial Group, Inc. (Japan)	30,000	879,950
National Bank of Greece S.A. (Greece)	93,082	1,298,360
	Number of Shares	Value
Banking (Continued)
NatWest Group PLC (United Kingdom)	52,184	$362,240
Nedbank Group Ltd. (South Africa)	85,197	1,162,556
NU Holdings Ltd., Class A (Brazil)*	59,389	725,734
OTP Bank Nyrt. (Hungary)	28,921	2,346,822
Qatar National Bank QPSC (Qatar)	148,870	765,881
Resona Holdings, Inc. (Japan)	54,600	497,079
Saudi National Bank (The) (Saudi Arabia)	104,983	1,047,635
Sberbank of Russia PJSC (Russia)(d)	405,212	—
Shinhan Financial Group Co. Ltd. (South Korea)	32,789	1,596,625
Skandinaviska Enskilda Banken AB, Class A (Sweden)	291,305	5,095,664
Standard Bank Group Ltd. (South Africa)	90,321	1,162,203
Standard Chartered PLC (United Kingdom)	21,408	383,781
Sumitomo Mitsui Financial Group, Inc. (Japan)	100,200	2,527,706
Sumitomo Mitsui Trust Group, Inc. (Japan)	54,400	1,426,083
		107,032,012
Beverages – 2.3%
Ambev S.A. (Brazil)	96,400	215,885
Anhui Kouzi Distillery Co. Ltd., Class A (China)	18,800	86,613
Arca Continental S.A.B. de C.V. (Mexico)	45,839	477,902
Asahi Group Holdings Ltd. (Japan)	213,200	2,704,672
Carlsberg A.S., Class B (Denmark)	1,082	134,890
China Resources Beer Holdings Co. Ltd. (China)	112,000	372,388
Diageo PLC (United Kingdom)	191,879	4,650,680
Fomento Economico Mexicano S.A.B. de C.V. ADR (Mexico)	51,144	4,626,486
Jiangsu King's Luck Brewery JSC Ltd., Class A (China)	9,500	51,738
Jiangsu Yanghe Distillery Co. Ltd., Class A (China)	36,400	340,112

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Beverages (Continued)
Kirin Holdings Co. Ltd. (Japan)	65,300	$860,502
Kweichow Moutai Co. Ltd., Class A (China)	700	137,758
Pernod Ricard S.A. (France)	58,059	5,966,656
Tingyi Cayman Islands Holding Corp. (China)	620,000	916,524
Wuliangye Yibin Co. Ltd., Class A (China)	3,300	55,368
		21,598,174
Biotechnology & Pharmaceuticals – 4.8%
3SBio, Inc. (China)(c)*	180,788	730,867
Astellas Pharma, Inc. (Japan)	98,300	1,019,236
AstraZeneca PLC (United Kingdom)	16,871	2,461,339
Bayer A.G. (Germany)(b)	203,233	6,320,904
Changchun High-Tech Industry Group Co. Ltd., Class A (China)	8,000	116,714
China Medical System Holdings Ltd. (China)	749,180	1,272,036
Chugai Pharmaceutical Co. Ltd. (Japan)	154,700	7,415,846
CSPC Pharmaceutical Group Ltd. (China)(a)	62,000	77,921
Daiichi Sankyo Co. Ltd. (Japan)	69,300	1,700,063
Divi's Laboratories Ltd. (India)	4,456	333,685
Genmab A/S (Denmark)*	10,067	2,167,399
GSK PLC	66,503	1,223,256
Hikma Pharmaceuticals PLC (United Kingdom)	2,228	57,588
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A (China)	52,600	458,592
Kalbe Farma Tbk PT (Indonesia)	1,290,800	111,642
Kobayashi Pharmaceutical Co. Ltd. (Japan)	5,800	203,972
Nippon Shinyaku Co. Ltd. (Japan)	5,173	111,380
Novartis A.G.(b)	47,724	5,435,147
Ono Pharmaceutical Co. Ltd. (Japan)	35,500	396,989
Orion OYJ, Class B (Finland)	2,456	196,624
Renhe Pharmacy Co. Ltd., Class A (China)	128,000	104,258
Roche Holding A.G. (Genusschein)	28,754	8,973,348
Sanofi S.A.	485	43,539
	Number of Shares	Value
Biotechnology & Pharmaceuticals (Continued)
Shionogi & Co. Ltd. (Japan)	173,200	$2,896,652
Takeda Pharmaceutical Co. Ltd. (Japan)	47,100	1,293,827
Tsumura & Co. (Japan)	9,200	226,944
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A (China)	19,800	69,611
		45,419,379
Chemicals – 3.0%
Aica Kogyo Co. Ltd. (Japan)	9,100	224,068
Air Liquide S.A. (France)	18,144	3,569,589
Akzo Nobel N.V. (Netherlands)	74,130	4,655,472
Brenntag S.E. (Germany)	94,669	5,873,187
C Uyemura & Co. Ltd. (Japan)	765	48,997
Croda International PLC (United Kingdom)	2,587	89,039
Dongyue Group Ltd. (China)	66,865	88,378
EMS-Chemie Holding A.G. (Switzerland)(b)	612	481,516
Givaudan S.A. (Switzerland)(b)	33	137,952
Linde PLC	9,145	4,209,078
Nitto Denko Corp. (Japan)	29,100	602,193
Novonesis Novozymes B (Denmark)	36,014	2,330,018
SABIC Agri-Nutrients Co. (Saudi Arabia)	4,469	141,755
Shin-Etsu Chemical Co. Ltd. (Japan)	71,700	2,063,305
Symrise A.G. (Germany)	27,381	2,482,014
Toagosei Co. Ltd. (Japan)	18,300	179,388
Toray Industries, Inc. (Japan)	71,500	489,050
UPL Ltd. (India)	133,423	1,067,431
Zeon Corp. (Japan)	5,200	55,190
		28,787,620
Commercial Support Services – 1.6%
ALSOK Co. Ltd. (Japan)	8,200	57,118
Bidvest Group Ltd. (South Africa)	66,290	862,353
Brambles Ltd. (Australia)	3,855	58,980
Bureau Veritas S.A. (France)	7,395	227,737
Compass Group PLC (United Kingdom)	15,975	561,353
Daiseki Co. Ltd. (Japan)	2,549	59,343
Eurofins Scientific S.E. (Luxembourg)	57,835	4,429,204

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Commercial Support Services (Continued)
Intertek Group PLC (United Kingdom)	5,691	$370,029
Recruit Holdings Co. Ltd. (Japan)	32,000	1,898,597
RELX PLC (United Kingdom)	22,035	1,144,963
Rentokil Initial PLC (United Kingdom)	615,929	3,072,530
S-1 Corp. (South Korea)	13,050	695,468
Secom Co. Ltd. (Japan)	45,000	1,616,096
Taiwan Secom Co. Ltd. (Taiwan)	94,000	355,879
		15,409,650
Construction Materials – 0.2%
Anhui Conch Cement Co. Ltd., Class H (China)	347,500	1,006,058
Astral Ltd. (India)	14,829	236,517
Cemex S.A.B. de C.V. ADR (Mexico)	83,255	724,319
Xinyi Glass Holdings Ltd. (China)(a)	65,374	67,387
Zhejiang Weixing New Building Materials Co. Ltd., Class A (China)	61,000	90,171
		2,124,452
Consumer Services – 0.0%(e)
Fu Shou Yuan International Group Ltd. (China)	156,421	71,886
Humansoft Holding Co. K.S.C. (Kuwait)	45,981	360,304
		432,190
Containers & Packaging – 0.0%(e)
CCL Industries, Inc., Class B (Canada)	1,104	61,710
Viscofan S.A. (Spain)	1,557	106,542
		168,252
Diversified Industrials – 0.8%
Alfa Laval AB (Sweden)	111,364	4,838,503
Hitachi Ltd. (Japan)	81,700	2,500,073
Sumitomo Heavy Industries Ltd. (Japan)	24,564	544,008
		7,882,584
E-Commerce Discretionary – 2.6%
Alibaba Group Holding Ltd. (China)	903,960	13,590,839
JD.com, Inc., Class A (China)	139,000	2,190,910
MercadoLibre, Inc. (Brazil)*	2,587	6,141,253
PDD Holdings, Inc. (China)*	16,008	1,816,108
	Number of Shares	Value
E-Commerce Discretionary (Continued)
Pilot Corp. (Japan)	5,000	$145,571
Sea Ltd. ADR (Singapore)*	3,416	535,116
		24,419,797
Electric Utilities – 0.3%
Chubu Electric Power Co., Inc. (Japan)	39,181	479,213
Engie Brasil Energia S.A. (Brazil)	90,000	644,355
Fortum OYJ (Finland)	10,949	200,868
Manila Electric Co. (Philippines)	20,977	193,111
National Grid PLC (United Kingdom)	34,563	485,682
Power Grid Corp. of India Ltd. (India)	218,244	721,464
SSE PLC (United Kingdom)	17,102	419,208
		3,143,901
Electrical Equipment – 1.5%
Assa Abloy AB, Class B (Sweden)	104,736	3,465,741
Daikin Industries Ltd. (Japan)	10,700	1,315,628
dormakaba Holding A.G. (Switzerland)	163	157,348
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A (China)	12,300	59,620
Hexagon AB, Class B (Sweden)	150,300	1,651,508
Hirose Electric Co. Ltd. (Japan)	400	50,226
Huber + Suhner A.G. (Switzerland)(b)	803	107,221
Kone OYJ, Class B (Finland)	8,395	515,524
Legrand S.A. (France)	3,663	541,050
LEM Holding S.A. (Switzerland)(b)*	124	100,795
Mitsubishi Electric Corp. (Japan)	71,500	1,608,196
Opple Lighting Co. Ltd., Class A (China)	66,010	169,071
Schneider Electric S.E.	15,000	3,881,902
Voltas Ltd. (India)	29,633	447,261
Zhuzhou Hongda Electronics Corp. Ltd., Class A (China)	28,600	140,164
		14,211,255
Engineering & Construction – 0.4%
Bravida Holding AB (Sweden)(c)	17,112	160,578

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Engineering & Construction (Continued)
China Tower Corp. Ltd., Class H (China)(c)	395,000	$552,730
COMSYS Holdings Corp. (Japan)	7,139	163,661
Indus Towers Ltd. (India)*	372,720	1,537,120
Kinden Corp. (Japan)	7,573	238,449
Larsen & Toubro Ltd. (India)	17,020	703,874
Spirax Group PLC (United Kingdom)	620	51,812
United Integrated Services Co. Ltd. (Taiwan)	12,998	341,252
		3,749,476
Entertainment Content – 0.8%
G-bits Network Technology Xiamen Co. Ltd., Class A (China)	7,180	337,470
MIXI, Inc. (Japan)	4,550	104,126
NetEase, Inc. (China)	119,105	3,113,673
NetEase, Inc. ADR (China)	26,767	3,487,740
Nexon Co. Ltd. (Japan)	29,300	536,133
Square Enix Holdings Co. Ltd. (Japan)	6,500	439,440
		8,018,582
Food – 1.2%
AVI Ltd. (South Africa)	41,553	214,195
Cheng De Lolo Co. Ltd., Class A (China)	98,500	119,334
Danone S.A. (France)	21,400	1,751,310
Gruma S.A.B. de C.V., Class B (Mexico)	3,300	56,846
Kerry Group PLC, Class A (Ireland)	2,101	194,070
MEIJI Holdings Co. Ltd. (Japan)	42,900	867,480
Nestle Malaysia Bhd. (Malaysia)	7,100	146,431
Nestle S.A.(b)	7,140	623,872
Nestle S.A. ADR	54,361	4,728,320
Orion Corp. (South Korea)	1,162	92,780
Tiger Brands Ltd. (South Africa)	9,816	163,544
United Plantations Bhd. (Malaysia)	44,475	225,651
Universal Robina Corp. (Philippines)	109,309	165,557
Want Want China Holdings Ltd. (China)	1,353,000	977,913
Yamazaki Baking Co. Ltd. (Japan)	21,900	467,835
Yihai International Holding Ltd. (China)	78,975	135,978
		10,931,116
	Number of Shares	Value
Forestry, Paper & Wood Products – 0.1%
Suzano S.A. (Brazil)*	70,700	$657,058
Gas & Water Utilities – 0.2%
ENN Natural Gas Co. Ltd., Class A (China)	287,476	734,550
Kunlun Energy Co. Ltd. (China)	84,699	81,595
Osaka Gas Co. Ltd. (Japan)	19,800	500,967
Severn Trent PLC (United Kingdom)(a)	5,874	205,985
		1,523,097
Health Care Facilities & Services – 1.4%
Alfresa Holdings Corp. (Japan)	30,300	439,835
As One Corp. (Japan)	8,542	134,235
Fresenius Medical Care A.G. (Germany)	107,900	5,472,845
Fresenius S.E. & Co. KGaA (Germany)	92,300	4,405,543
Life Healthcare Group Holdings Ltd. (South Africa)	710,329	522,133
Rede D'Or Sao Luiz S.A. (Brazil)(c)*	118,300	684,083
Sinopharm Group Co. Ltd., Class H (China)	515,523	1,239,126
		12,897,800
Home & Office Products – 0.6%
Coway Co. Ltd. (South Korea)	18,133	1,414,296
Haier Smart Home Co. Ltd., Class A (China)	899,700	3,091,005
Hangzhou Robam Appliances Co. Ltd., Class A (China)	31,800	83,991
Midea Group Co. Ltd., Class A (China)	94,600	918,759
Nien Made Enterprise Co. Ltd. (Taiwan)	14,400	205,556
Societe BIC S.A. (France)	3,007	182,835
		5,896,442
Home Construction – 0.2%
Bellway PLC (United Kingdom)	42	1,375
Berkeley Group Holdings PLC (United Kingdom)	6,462	310,769
Forbo Holding A.G. (Switzerland)(b)	46	43,632
Geberit A.G. (Switzerland)(b)	590	451,998
Sekisui Chemical Co. Ltd. (Japan)	14,600	253,239

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Home Construction (Continued)
Sekisui House Ltd. (Japan)	18,869	$395,812
TOTO Ltd. (Japan)	2,000	50,912
		1,507,737
Household Products – 2.8%
Beiersdorf A.G. (Germany)	1,598	198,571
Haleon PLC	1,277,961	5,994,498
Hengan International Group Co. Ltd. (China)	243,500	727,433
Kao Corp. (Japan)	29,200	1,313,897
Kimberly-Clark de Mexico S.A.B. de C.V., Series A (Mexico)	401,107	750,973
LG H&H Co. Ltd. (South Korea)	305	69,136
L'Oreal S.A. (France)	13,993	6,191,673
Reckitt Benckiser Group PLC (United Kingdom)	86,910	6,513,540
Unicharm Corp. (Japan)	385,200	2,664,485
Unilever PLC (United Kingdom)	14,541	849,989
Unilever PLC (London Exchange) (United Kingdom)	30,170	1,750,478
		27,024,673
Industrial Intermediate Products – 0.5%
Bodycote PLC (United Kingdom)	18,213	153,097
Elite Material Co. Ltd. (Taiwan)	16,000	586,506
Hexpol AB (Sweden)	5,662	48,756
King Slide Works Co. Ltd. (Taiwan)	5,000	440,248
SKF AB, Class B (Sweden)	162,112	3,775,987
		5,004,594
Industrial Support Services – 0.7%
Ashtead Group PLC (United Kingdom)	93,930	6,275,592
Bossard Holding A.G. (Switzerland)(b)	738	156,409
KEPCO Plant Service & Engineering Co. Ltd. (South Korea)	2,392	89,511
		6,521,512
Institutional Financial Services – 0.3%
Bursa Malaysia Bhd. (Malaysia)	106,500	187,847
Daiwa Securities Group, Inc. (Japan)(a)	65,900	458,786
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	9,600	519,541
	Number of Shares	Value
Institutional Financial Services (Continued)
IG Group Holdings PLC (United Kingdom)	30,057	$447,573
Japan Exchange Group, Inc. (Japan)	66,400	648,886
London Stock Exchange Group PLC (United Kingdom)	4,569	556,939
Nihon M&A Center Holdings, Inc. (Japan)	48,400	241,962
Singapore Exchange Ltd. (Singapore)	17,300	212,126
		3,273,660
Insurance – 4.4%
AIA Group Ltd. (Hong Kong)	878,200	8,188,488
Allianz S.E. (Germany)(b)	24,807	9,803,183
ASR Nederland N.V. (Netherlands)	48,300	3,208,277
Aviva PLC (United Kingdom)	25,934	221,580
BB Seguridade Participacoes S.A. (Brazil)	243,900	1,465,696
China Pacific Insurance Group Co. Ltd., Class H (China)	186,400	750,711
Dai-ichi Life Holdings, Inc. (Japan)	110,800	876,670
HDFC Life Insurance Co. Ltd. (India)(c)	92,288	792,956
Legal & General Group PLC (United Kingdom)	60,889	205,992
Manulife Financial Corp. (Canada)	174,183	5,389,164
MS&AD Insurance Group Holdings, Inc. (Japan)	36,800	786,272
Ping An Insurance Group Co. of China Ltd., Class H (China)	514,000	3,528,797
Prudential PLC (Hong Kong)	392,763	4,982,665
Sompo Holdings, Inc. (Japan)	16,900	498,331
Tokio Marine Holdings, Inc. (Japan)	33,600	1,349,138
		42,047,920
Internet Media & Services – 3.2%
Auto Trader Group PLC (United Kingdom)(c)	34,262	378,245
Baidu, Inc., Class A (China)*	201,300	2,202,491
Guangdong South New Media Co. Ltd., Class A (China)	65,800	373,936
Kakaku.com, Inc. (Japan)	11,526	195,902

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Internet Media & Services (Continued)
Kanzhun Ltd.ADR (China)*	31,681	$600,672
M3, Inc. (Japan)	12,400	152,505
MakeMyTrip Ltd. (India)(a)*	4,804	449,606
Meituan, Class B (China)(c)*	137,990	2,128,847
MONY Group PLC (United Kingdom)	65,190	172,479
NAVER Corp. (South Korea)	781	131,439
Prosus N.V. (China)*	59,991	3,427,034
REA Group Ltd. (Australia)(a)	404	61,542
Rightmove PLC (United Kingdom)	105,036	1,133,496
Tencent Holdings Ltd. (China)	217,100	15,199,657
Tencent Music Entertainment Group ADR (China)	87,973	1,846,553
Trip.com Group Ltd. (China)	33,800	2,098,387
Zetrix Ai Bhd. (Malaysia)	548,164	112,429
		30,665,220
IT Services – 1.0%
Capgemini S.E. (France)	32,580	4,850,396
CGI, Inc. (Canada)	1,320	127,256
Fujitsu Ltd. (Japan)	79,700	1,736,178
Infosys Ltd. (India)	71,291	1,212,442
Otsuka Corp. (Japan)	12,300	233,050
Samsung SDS Co. Ltd. (South Korea)	1,574	180,330
Tata Consultancy Services Ltd. (India)	30,808	1,062,459
Wipro Ltd. (India)	66,106	185,954
		9,588,065
Leisure Facilities & Services – 1.1%
Accor S.A. (France)	82,719	4,192,523
Amadeus IT Group S.A. (Spain)	11,700	939,438
Arcos Dorados Holdings, Inc., Class A (Brazil)(a)	74,333	494,314
Entain PLC (United Kingdom)	10,914	146,561
Flutter Entertainment PLC (United Kingdom)*	9,024	2,727,594
H World Group Ltd. ADR (China)	15,486	483,473
InterContinental Hotels Group PLC (United Kingdom)	1,962	225,709
Jollibee Foods Corp. (Philippines)	73,330	272,380
	Number of Shares	Value
Leisure Facilities & Services (Continued)
OPAP S.A. (Greece)	25,571	$573,711
Yum China Holdings, Inc. (China)	9,998	466,707
		10,522,410
Leisure Products – 0.1%
Fusheng Precision Co. Ltd. (Taiwan)	14,257	133,450
Shimano, Inc. (Japan)	5,400	590,738
		724,188
Machinery – 4.6%
Airtac International Group (China)	6,000	170,649
Atlas Copco AB, Class A (Sweden)	179,273	2,730,039
CNH Industrial N.V.	561,966	7,283,079
Cummins India Ltd. (India)	16,038	647,745
Daifuku Co. Ltd. (Japan)	109,200	2,764,531
Doosan Bobcat, Inc. (South Korea)*	4,241	168,127
Epiroc AB, Class A (Sweden)	183,008	3,724,793
FANUC Corp. (Japan)	58,500	1,628,462
Haitian International Holdings Ltd. (China)	36,000	97,587
IMI PLC (United Kingdom)	6,459	188,699
Keyence Corp. (Japan)	10,100	3,653,488
Komatsu Ltd. (Japan)	240,400	7,745,184
Nabtesco Corp. (Japan)	30,466	560,467
Rotork PLC (United Kingdom)	53,483	229,400
Sandvik AB (Sweden)	114,700	2,798,642
Sany Heavy Industry Co. Ltd., Class A (China)	200,900	554,726
SMC Corp. (Japan)	10,700	3,723,317
Smiths Group PLC (United Kingdom)	43,120	1,335,693
Techtronic Industries Co. Ltd. (Hong Kong)	234,500	2,804,070
Vesuvius PLC (United Kingdom)	11,063	52,071
WEG S.A. (Brazil)	86,191	569,522
		43,430,291
Medical Equipment & Devices – 2.3%
Alcon A.G.(a)	50,480	4,419,524
Ansell Ltd. (Australia)	3,389	64,881
Coloplast A/S, Class B (Denmark)	21,856	1,996,153
FUJIFILM Holdings Corp. (Japan)	38,100	790,279
Hoya Corp. (Japan)	11,600	1,463,488
Nakanishi, Inc. (Japan)	7,900	101,692

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Medical Equipment & Devices (Continued)
Olympus Corp. (Japan)	114,100	$1,363,159
Ovctek China, Inc., Class A (China)	87,900	217,672
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A (China)	65,700	2,102,172
Siemens Healthineers A.G. (Germany)(c)	1,000	53,863
Smith & Nephew PLC (United Kingdom)	205,518	3,140,924
Sonova Holding A.G. (Switzerland)(b)	8,774	2,388,353
Sysmex Corp. (Japan)	251,800	4,090,706
		22,192,866
Metals & Mining – 2.6%
Anglo American PLC (South Africa)	10,558	297,082
BHP Group Ltd. ADR (Australia)(a)	77,933	3,948,865
Bukit Asam Tbk PT (Indonesia)	839,498	123,256
Cameco Corp. (Canada)	13,401	1,006,139
China Shenhua Energy Co. Ltd., Class H (China)	34,500	149,528
CMOC Group Ltd., Class H (China)	483,000	548,270
Exxaro Resources Ltd. (South Africa)	12,511	109,394
Fortescue Ltd. (Australia)	19,404	219,542
Glencore PLC (Australia)(a)*	2,131,415	8,554,064
Grupo Mexico S.A.B. de C.V., Series B (Mexico)	283,965	1,771,526
Indo Tambangraya Megah Tbk PT (Indonesia)	138,830	193,710
Kumba Iron Ore Ltd. (South Africa)	42,885	709,137
Rio Tinto PLC (Australia)	84,276	5,019,432
Shougang Fushan Resources Group Ltd. (China)	467,826	171,757
Sumitomo Metal Mining Co. Ltd. (Japan)(a)	20,300	446,505
United Tractors Tbk PT (Indonesia)	478,017	700,448
Vale S.A. (Brazil)	11,600	110,395
Vale S.A. ADR (Brazil)	101,925	971,345
Valterra Platinum Ltd. (South Africa)	1,226	54,726
		25,105,121
	Number of Shares	Value
Oil & Gas Supply Chain – 6.3%
Abu Dhabi National Oil Co. for Distribution PJSC (United Arab Emirates)	52,427	$52,954
BP PLC	999,219	5,356,098
Canadian Natural Resources Ltd. (Canada)	68,574	2,170,652
Cenovus Energy, Inc. (Canada)	57,979	882,489
Chevron Corp.	10,825	1,641,503
China Petroleum & Chemical Corp., Class H (China)	1,603,092	940,731
ENEOS Holdings, Inc. (Japan)	98,400	516,466
Eni S.p.A. (Italy)	97,615	1,666,030
Equinor ASA (Norway)	44,676	1,147,618
Exxon Mobil Corp.	21,594	2,410,754
Galp Energia SGPS S.A. (Portugal)	21,531	411,140
Gazprom PJSC (Russia)(d)*	421,794	—
Imperial Oil Ltd. (Canada)	4,943	412,142
Inpex Corp. (Japan)	120,100	1,710,075
LUKOIL PJSC (Russia)(d)	13,736	—
MOL Hungarian Oil & Gas PLC (Hungary)	103,662	900,670
Neste OYJ (Finland)	27,725	437,574
Petroleo Brasileiro S.A. - Petrobras ADR (Brazil)	310,711	3,958,458
Petronas Gas Bhd. (Malaysia)	54,600	230,178
PRIO S.A. (Brazil)*	109,600	823,632
PTT Exploration & Production PCL (Thailand)	153,400	591,563
Reliance Industries Ltd. (India)	73,676	1,163,528
Repsol S.A. (Spain)	81,756	1,239,566
Rosneft Oil Co. PJSC (Russia)(d)	210,931	—
Santos Ltd. (Australia)	198,559	999,127
Shell PLC	544,458	19,564,080
Suncor Energy, Inc. (Canada)	41,235	1,626,366
TotalEnergies S.E. (France)	99,938	5,942,864
Vibra Energia S.A. (Brazil)	290,400	1,103,090
Vista Energy S.A.B. de C.V. ADR (Argentina)(a)*	4,744	212,057
Woodside Energy Group Ltd. (Australia)	101,111	1,711,040
		59,822,445
Oil, Gas Services & Equipment – 0.1%
Schlumberger N.V.	31,636	1,069,297

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Publishing & Broadcasting – 0.1%
Informa PLC (United Kingdom)	20,200	$230,988
Metropole Television S.A. (France)	13,097	191,314
Shandong Publishing & Media Co. Ltd., Class A (China)	107,391	134,002
		556,304
Real Estate Investment Trusts – 0.0%(e)
Parkway Life Real Estate Investment Trust (Singapore)	55,300	171,301
Real Estate Owners & Developers – 0.6%
China Resources Land Ltd. (China)	147,000	539,044
Emaar Development PJSC (United Arab Emirates)	135,784	554,126
Emaar Properties PJSC (United Arab Emirates)	42,137	174,502
Mitsubishi Estate Co. Ltd. (Japan)	174,300	3,263,319
Mitsui Fudosan Co. Ltd. (Japan)	52,600	470,155
Sumitomo Realty & Development Co. Ltd. (Japan)	13,600	496,797
		5,497,943
Real Estate Services – 0.2%
China Resources Mixc Lifestyle Services Ltd. (China)(c)	129,600	601,845
Country Garden Services Holdings Co. Ltd. (China)	591,000	488,654
Daito Trust Construction Co. Ltd. (Japan)	2,300	235,469
KE Holdings, Inc., Class A (China)	79,584	486,738
		1,812,706
Retail - Consumer Staples – 1.5%
Alibaba Health Information Technology Ltd. (China)*	1,294,000	802,458
Alimentation Couche-Tard, Inc. (Canada)	68,777	3,573,863
BIM Birlesik Magazalar A.S. (Turkey)	93,599	1,223,170
Clicks Group Ltd. (South Africa)	30,573	640,974
CP ALL PCL (Thailand)(b)	412,600	596,553
	Number of Shares	Value
Retail - Consumer Staples (Continued)
DaShenLin Pharmaceutical Group Co. Ltd., Class A (China)	316,839	$759,474
Jeronimo Martins SGPS S.A. (Portugal)	45,159	1,100,871
Koninklijke Ahold Delhaize N.V. (Netherlands)	60,900	2,405,334
President Chain Store Corp. (Taiwan)	16,000	137,112
Raia Drogasil S.A. (Brazil)	246,845	595,121
Seria Co. Ltd. (Japan)	7,400	136,283
Seven & i Holdings Co. Ltd. (Japan)	51,900	684,208
Sundrug Co. Ltd. (Japan)	6,900	204,509
Tesco PLC (United Kingdom)	88,372	496,511
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	251,345	740,778
		14,097,219
Retail - Discretionary – 0.5%
Associated British Foods PLC (United Kingdom)	27	782
Astra International Tbk PT (Indonesia)	2,667,000	824,425
Chengdu Fusen Noble-House Industrial Co. Ltd., Class A (China)	122,450	202,598
Dunelm Group PLC (United Kingdom)	18,506	296,862
Fast Retailing Co. Ltd. (Japan)	3,400	1,037,101
Jardine Matheson Holdings Ltd. (Hong Kong)	9,600	521,293
JUMBO S.A. (Greece)	1,749	59,160
Localiza Rent a Car S.A. (Brazil)*	70,283	433,028
Luk Fook Holdings International Ltd. (Hong Kong)	26,158	68,256
Moncler S.p.A. (Italy)	3,542	188,904
Mr Price Group Ltd. (South Africa)	22,431	259,564
Next PLC (United Kingdom)	2,082	337,952
Pandora A/S (Denmark)	706	116,558
Truworths International Ltd. (South Africa)	43,193	167,710
USS Co. Ltd. (Japan)	41,200	447,798
Workman Co. Ltd. (Japan)	1,969	84,280
		5,046,271

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Semiconductors – 5.5%
ASE Technology Holding Co. Ltd. (Taiwan)	309,000	$1,498,461
ASML Holding N.V. (Netherlands)(b)	4,865	3,379,764
ASML Holding N.V. (Euronext Amsterdam Exchange) (Netherlands)	8,997	6,235,584
ASMPT Ltd. (Hong Kong)	78,100	660,704
DB HiTek Co. Ltd. (South Korea)	16,712	545,071
Disco Corp. (Japan)	11,600	3,428,110
Globalwafers Co. Ltd. (Taiwan)	68,000	771,869
Japan Material Co. Ltd. (Japan)	4,796	43,712
King Yuan Electronics Co. Ltd. (Taiwan)	166,000	649,338
LEENO Industrial, Inc. (South Korea)	5,292	179,731
MediaTek, Inc. (Taiwan)	45,000	2,037,806
Novatek Microelectronics Corp. (Taiwan)	65,000	1,027,239
OmniVision Integrated Circuits Group, Inc. (China)	39,300	657,488
Powertech Technology, Inc. (Taiwan)	12,000	50,123
SK Hynix, Inc. (South Korea)	20,052	3,886,398
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	340,945	13,126,140
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	48,883	11,811,111
Tokyo Electron Ltd. (Japan)	12,200	1,939,542
		51,928,191
Software – 1.3%
Atoss Software S.E. (Germany)	701	94,027
Dassault Systemes S.E. (France)	109,077	3,583,317
Nice Ltd. ADR (Israel)(a)*	11,265	1,757,903
Obic Co. Ltd. (Japan)	74,668	2,658,374
SAP S.E. (Germany)	1,194	341,431
SAP S.E. ADR (Germany)	12,407	3,557,087
		11,992,139
Specialty Finance – 1.2%
Adyen N.V. (Netherlands)(c)*	2,142	3,673,856
Bajaj Finance Ltd. (India)	62,726	627,722
Edenred S.E. (France)	156,700	4,475,057
	Number of Shares	Value
Specialty Finance (Continued)
Experian PLC	13,989	$737,091
ORIX Corp. (Japan)	30,200	678,384
Plus500 Ltd. (Israel)	10,817	480,076
Worldline S.A. (France)(a)(c)*	231,410	843,021
Zenkoku Hosho Co. Ltd. (Japan)	11,500	245,354
		11,760,561
Steel – 0.5%
Maruichi Steel Tube Ltd. (Japan)	6,400	154,723
Mitsui & Co. Ltd. (Japan)	85,100	1,732,350
Ternium S.A. ADR (Mexico)	19,703	641,924
thyssenkrupp A.G. (Germany)	189,749	2,196,375
Tokyo Steel Manufacturing Co. Ltd. (Japan)	23,807	247,708
		4,973,080
Technology Hardware – 4.5%
Advantech Co. Ltd. (Taiwan)	18,000	200,229
Brother Industries Ltd. (Japan)	17,439	296,739
Casio Computer Co. Ltd. (Japan)	53,100	420,677
Delta Electronics, Inc. (Taiwan)	375,000	7,064,291
Hon Hai Precision Industry Co. Ltd. (Taiwan)	101,000	593,929
Inaba Denki Sangyo Co. Ltd. (Japan)	9,500	249,133
Kyocera Corp. (Japan)	74,000	873,524
Largan Precision Co. Ltd. (Taiwan)	6,000	470,599
Lenovo Group Ltd. (China)	574,000	736,012
Lotes Co. Ltd. (Taiwan)	11,000	514,359
Murata Manufacturing Co. Ltd. (Japan)	126,800	1,887,302
Nidec Corp. (Japan)	47,100	903,674
Nintendo Co. Ltd. (Japan)	23,300	1,947,389
Panasonic Holdings Corp. (Japan)	83,600	790,799
Quanta Computer, Inc. (Taiwan)	92,000	856,903
Samsung Electronics Co. Ltd. (South Korea)	68,249	3,478,240
Samsung Electronics Co. Ltd. GDR (South Korea)(b)	6,270	7,846,092
Sony Group Corp. (Japan)	388,300	9,339,903

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Technology Hardware (Continued)
TCL Technology Group Corp., Class A (China)	27,600	$16,841
TDK Corp. (Japan)	79,400	967,325
Venture Corp. Ltd. (Singapore)	6,700	66,459
Wiwynn Corp. (Taiwan)	13,000	1,186,466
Xiamen Faratronic Co. Ltd., Class A (China)	11,000	167,482
Xiaomi Corp., Class B (China)(c)*	106,600	717,200
Yageo Corp. (Taiwan)	54,936	965,316
Yealink Network Technology Corp. Ltd., Class A (China)	45,100	209,148
		42,766,031
Telecommunications – 1.6%
America Movil S.A.B. de C.V. ADR (Mexico)(a)	62,295	1,125,671
Bharti Airtel Ltd. (India)	54,515	1,186,745
BT Group PLC (United Kingdom)	52,872	144,396
CELCOMDIGI Bhd. (Malaysia)	137,200	123,528
Chunghwa Telecom Co. Ltd. (Taiwan)	68,000	293,847
Elisa OYJ (Finland)	6,489	333,877
KDDI Corp. (Japan)	92,400	1,516,433
KT Corp. (South Korea)	22,720	901,528
Kuwait Telecommunications Co. (Kuwait)	69,601	130,722
Mobile TeleSystems PJSC (Russia)(d)*	138,416	—
NTT, Inc. (Japan)	961,200	970,679
Saudi Telecom Co. (Saudi Arabia)	17,503	195,923
Softbank Corp. (Japan)	307,000	443,565
SoftBank Group Corp. (Japan)	25,200	1,924,246
Telkom Indonesia Persero Tbk PT (Indonesia)	20,865,233	3,663,829
Telkom Indonesia Persero Tbk PT ADR (Indonesia)(a)	65,840	1,158,784
Vodacom Group Ltd. (South Africa)	149,186	1,139,026
Vodafone Group PLC (United Kingdom)	304,553	330,196
		15,582,995
Tobacco & Cannabis – 0.2%
British American Tobacco PLC (United Kingdom)	25,532	1,367,937
	Number of Shares	Value
Tobacco & Cannabis (Continued)
Imperial Brands PLC (United Kingdom)	83	$3,236
KT&G Corp. (South Korea)	10,129	949,329
		2,320,502
Transportation & Logistics – 2.5%
Canadian National Railway Co. (Canada)	26,583	2,484,181
Canadian Pacific Kansas City Ltd. (Canada)	1,030	75,748
Daqin Railway Co. Ltd., Class A (China)	68,400	61,974
DSV A/S (Denmark)	19,410	4,349,490
East Japan Railway Co. (Japan)	63,200	1,354,640
Fujian Expressway Development Co. Ltd., Class A (China)	302,300	145,645
Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR (Mexico)	7,395	1,699,297
International Container Terminal Services, Inc. (Philippines)	102,840	789,648
Kamigumi Co. Ltd. (Japan)	6,500	182,673
Motiva Infraestrutura de Mobilidade S.A. (Brazil)	323,560	710,156
Ryanair Holdings PLC ADR (Italy)	93,609	5,829,033
SF Holding Co. Ltd., Class A (China)	436,100	2,776,898
TangShan Port Group Co. Ltd., Class A (China)	130,200	73,088
Westports Holdings Bhd. (Malaysia)	63,618	83,378
ZTO Express Cayman, Inc. (China)	39,460	769,258
ZTO Express Cayman, Inc. ADR (China)(a)	132,441	2,607,763
		23,992,870
Transportation Equipment – 1.1%
CRRC Corp. Ltd., Class A (China)	690,500	705,218
Daimler Truck Holding A.G. (Germany)	118,039	5,742,043
Volvo AB, Class B (Sweden)	94,100	2,702,533
Weichai Power Co. Ltd., Class H (China)	579,000	1,227,403
		10,377,197

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Wholesale - Consumer Staples – 0.4%
ITOCHU Corp. (Japan)	37,800	$1,982,709
Mitsubishi Corp. (Japan)	81,100	1,599,567
		3,582,276
Wholesale - Discretionary – 0.0%(e)
Bunzl PLC (United Kingdom)	11,477	340,608
Total Common Stocks (Cost $795,687,692)		895,293,175

Master Limited Partnerships – 0.0%(e)
Oil & Gas Supply Chain – 0.0%(e)
Newmed Energy L.P. (Israel)	82,971	373,723
Total Master Limited Partnership (Cost $237,610)		373,723

Preferred Stocks – 0.6%
Banking – 0.1%
Itau Unibanco Holding S.A. ADR, 3.97% (Brazil)(f)	156,387	980,546
Technology Hardware – 0.5%
Samsung Electronics Co. Ltd., 2.53% (South Korea)(f)	124,150	5,111,810
Total Preferred Stocks (Cost $6,321,438)		6,092,356

Investment Companies – 2.3%
iShares Core MSCI Total International Stock ETF(a)	156,396	11,989,317
iShares MSCI South Korea ETF (South Korea)(a)	133,055	9,687,735
Total Investment Companies (Cost $19,712,254)		21,677,052

	Number of Shares	Value
Short-Term Investments – 4.9%
Money Market Funds – 4.9%
Northern Institutional Funds - Treasury Portfolio (Premier), 4.15%(g)	29,525,886	$29,525,886
Northern Institutional Funds - Liquid Assets Portfolio, 4.37%(g)(h)	16,773,452	16,773,452
Total Short-Term Investments (Cost $46,299,338)		46,299,338
Total Investments – 101.7% (Cost $868,258,332)		969,735,644
Liabilities less Other Assets – (1.7)%		(16,207,083)
NET ASSETS – 100.0%		$953,528,561

Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
(a)	Security either partially or fully on loan. As of July 31, 2025, the total value of securities on loan is $24,360,329.
(b)	Security sold outside United States without registration under the Securities Act of 1933.
(c)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2025, these securities had a total value of $11,412,678 or 1.20% of net assets.

(d)	Investment is valued using significant unobservable inputs (Level 3).
(e)	Amount rounds to less than 0.05%.
(f)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(g)	7-day current yield as of July 31, 2025 is disclosed.
(h)	Security purchased with the cash proceeds from securities loaned. As of July 31, 2025, total cash collateral has a value of $16,773,452 and total non-cash collateral has a value of $8,666,556.

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
*	Non-Income Producing Security

Abbreviations:

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
JSC	Joint Stock Company
L.P.	Limited Partnership
MSCI	Morgan Stanley Capital International
PCL	Public Company Limited
PJSC	Public Joint Stock Company
PLC	Public Limited Company
QPSC	Qatari Public Shareholding Company

Concentration by Currency (%)(a)
Euro	20.9
Japanese Yen	15.2
U.S. Dollar	13.3
British Pound	11.2
Hong Kong Dollar	7.5
All other currencies less than 5%	31.9
Total	100.0
(a) Percentages shown are based on Net Assets.

Country Diversification (%)(a)
Japan	15.2
United States	14.2
China	11.1
France	7.8
Germany	7.2
United Kingdom	6.1
South Korea	5.0
All other countries less than 5%(b)	33.4
Total	100.0

(a) Percentages shown are based on Net Assets.
(b) Includes Other.
Valuation Hierarchy
The following is a summary of the inputs used, as of July 31, 2025, in valuing the Fund's investments carried at fair value:
Morningstar International Equity Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Common Stocks	$152,732,759	$742,560,416	$— *	$895,293,175
Master Limited Partnerships	—	373,723	—	373,723
Preferred Stocks	980,546	5,111,810	—	6,092,356
Investment Companies	21,677,052	—	—	21,677,052
Short-Term Investments	46,299,338	—	—	46,299,338
Total Investments	$221,689,695	$748,045,949	$—	$969,735,644

*Includes securities determined to have no value as of July 31, 2025.

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments
Morningstar Global Income Fund

	Par(a)	Value
Asset-Backed Securities – 3.5%
Other – 3.3%
AMMC CLO Ltd., Series 2021-24A, Class DR, (3M CME Term SOFR + 2.95%, 2.95% Floor), 7.28%, 1/20/35(b)(c)	$150,000	$150,105
Apex Credit CLO Ltd., Series 2022-1A, Class D, (3M CME Term SOFR + 4.40%, 4.40% Floor), 8.73%, 4/22/33(b)(c)	130,000	130,000
Bain Capital Credit CLO Ltd., Series 2022-2A, Class D1R, (3M CME Term SOFR + 3.20%), 7.53%, 4/22/35(b)(c)	250,000	250,526
Black Diamond CLO Ltd., Series 2021-1A, Class CR, (3M CME Term SOFR + 3.90%), 8.22%, 11/22/34(b)(c)(d)	150,000	150,000
Blueberry Park CLO Ltd., Series 2024-1A, Class D1, (3M CME Term SOFR + 2.90%, 2.90% Floor), 7.23%, 10/20/37(b)(c)	110,000	110,472
BlueMountain CLO XXIX Ltd., Series 2020-29A, Class ER, (3M CME Term SOFR + 7.12%, 6.86% Floor), 11.44%, 7/25/34(b)(c)	250,000	247,360
BlueMountain CLO XXX Ltd., Series 2020-30A, Class CR, (3M CME Term SOFR + 2.15%, 2.15% Floor), 6.47%, 4/15/35(b)(c)	250,000	250,372
CIFC Funding Ltd., Series 2017-3A, Class D1R, (3M CME Term SOFR + 3.70%, 3.70% Floor), 8.03%, 4/20/37(b)(c)	210,000	211,292
Columbia Cent CLO 35 Ltd., Series 2025-35A, Class D1A, (3M CME Term SOFR + 3.50%), 7.82%, 7/25/36(b)(c)	100,000	100,943
Cook Park CLO Ltd., Series 2018-1A, Class D, (3M CME Term SOFR + 2.86%), 7.18%, 4/17/30(b)(c)	250,000	251,698
Dwight Issuer LLC, Series 2025-FL1, Class A, (1M CME Term SOFR + 1.66%), 5.96%, 9/18/42(b)(c)	100,000	100,090
	Par(a)	Value
Other (Continued)
Goldentree Loan Management U.S. CLO 1 Ltd., Series 2017-1A, Class ER3, (3M CME Term SOFR + 4.50%), 8.83%, 4/20/34(b)(c)	$150,000	$148,708
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class C, 3.50%, 5/20/48(b)	441,959	265,649
Greywolf CLO IV Ltd., Series 2019-1A, Class CR2, (3M CME Term SOFR + 3.50%), 7.73%, 4/17/34(b)(c)(d)	100,000	100,000
Jamestown CLO IX Ltd., Series 2016-9A, Class CR3, (3M CME Term SOFR + 3.25%), 7.57%, 7/25/34(b)(c)(d)	150,000	150,000
Mountain View CLO XVI Ltd., Series 2022-1A, Class DR, (3M CME Term SOFR + 4.19%, 4.19% Floor), 8.51%, 4/15/34(b)(c)	140,000	140,340
Nassau Ltd., Series 2021-IA, Class DR, (3M CME Term SOFR + 3.60%), 7.92%, 8/26/34(b)(c)	150,000	150,539
National Collegiate Student Loan Trust, Series 2007-2, Class A4, (1M CME Term SOFR + 0.40%), 4.76%, 1/25/33(c)	196,618	191,411
New Mountain CLO 5 Ltd., Series 5A, Class D1R, (3M CME Term SOFR + 3.15%), 7.48%, 7/20/36(b)(c)	100,000	99,999
Palmer Square CLO Ltd., Series 2022-3A, Class D1R, (3M CME Term SOFR + 2.95%, 2.95% Floor), 7.28%, 7/20/37(b)(c)	150,000	150,424
Palmer Square Loan Funding Ltd., Series 2022-3A, Class CR, (3M CME Term SOFR + 3.00%, 3.00% Floor), 7.32%, 4/15/31(b)(c)	160,000	160,841
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A, 3.97%, 6/15/44(b)	129,106	126,530

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Other (Continued)
RAD CLO Ltd., Series 2023-21A, Class D1R, (3M CME Term SOFR + 2.60%), 6.92%, 1/25/37(b)(c)	$160,000	$160,221
SMB Private Education Loan Trust,
Series 2021-A, Class D1, 3.86%, 1/15/53(b)	135,505	121,822
Series 2024-D, Class D, 7.51%, 7/05/53(b)	100,000	104,909

Stonepeak ABS, Series 2021-1A, Class A, 2.68%, 2/28/33(b)	152,107	144,897
Symphony CLO XXV Ltd., Series 2021-25A, Class D, (3M CME Term SOFR + 3.86%, 3.60% Floor), 8.19%, 4/19/34(b)(c)	250,000	250,067
Trinitas CLO XXVII Ltd., Series 2024-27A, Class D1, (3M CME Term SOFR + 4.30%, 4.30% Floor), 8.63%, 4/18/37(b)(c)	160,000	160,478
Valley Stream Park CLO Ltd., Series 2022-1A, Class DRR, (3M CME Term SOFR + 2.70%, 2.70% Floor), 7.03%, 1/20/37(b)(c)	120,000	119,998
		4,699,691
Specialty Finance – 0.2%
Galaxy XXVI CLO Ltd., Series 2018-26A, Class DR, (3M CME Term SOFR + 2.95%, 2.95% Floor), 7.28%, 11/22/31(b)(c)	110,000	110,420
MF1 LLC, Series 2022-FL9, Class A, (1M CME Term SOFR + 2.15%, 2.15% Floor), 6.50%, 6/19/37(b)(c)	206,066	206,311
		316,731
Total Asset-Backed Securities (Cost $5,070,504)		5,016,422

	Number of Shares	Value
Common Stocks – 46.4%
Aerospace & Defense – 1.9%
BAE Systems PLC (United Kingdom)	96,621	$2,305,439
Huntington Ingalls Industries, Inc.	1,418	395,424
		2,700,863
Asset Management – 0.7%
Blackrock, Inc.	274	303,047
Blackstone, Inc.	1,056	182,646
Macquarie Korea Infrastructure Fund (South Korea)	30,161	256,328
T. Rowe Price Group, Inc.(e)	3,035	307,901
		1,049,922
Automotive – 0.5%
Hyundai Motor Co. (South Korea)	5,060	769,765
Banking – 4.3%
Bank Polska Kasa Opieki S.A. (Poland)	10,408	565,190
JP Morgan Chase & Co.	6,282	1,860,980
PNC Financial Services Group (The), Inc.	1,350	256,864
Truist Financial Corp.	4,831	211,163
U.S. Bancorp	7,571	340,392
UniCredit S.p.A. (Italy)	39,270	2,889,245
		6,123,834
Beverages – 1.8%
Coca-Cola (The) Co.	9,616	652,830
Coca-Cola Europacific Partners PLC (United Kingdom)	14,935	1,447,500
PepsiCo, Inc.	3,664	505,339
		2,605,669
Biotechnology & Pharmaceuticals – 4.3%
AbbVie, Inc.	2,287	432,289
Amgen, Inc.	1,310	386,581
Bristol-Myers Squibb Co.	5,388	233,354
Gilead Sciences, Inc.	3,489	391,780
Johnson & Johnson	13,604	2,241,123
Novartis A.G. ADR(e)	16,772	1,907,647
Pfizer, Inc.	19,811	461,398
		6,054,172
Cable & Satellite – 0.5%
Comcast Corp., Class A	20,020	665,265

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Number of Shares	Value
Chemicals – 0.6%
Air Products and Chemicals, Inc.	1,746	$502,639
International Flavors & Fragrances, Inc.	4,173	296,408
		799,047
Construction Materials – 0.9%
Cie de Saint-Gobain S.A. (France)	10,706	1,228,162
Consumer Services – 0.0%(f)
WW International, Inc.*	786	33,256
Containers & Packaging – 0.3%
Amcor PLC	48,141	450,118
Diversified Industrials – 2.1%
Emerson Electric Co.	2,100	305,571
Honeywell International, Inc.	1,031	229,243
Siemens A.G. (Germany)(g)	9,792	2,494,055
		3,028,869
Electric Utilities – 2.8%
American Electric Power Co., Inc.	3,395	384,110
Dominion Energy, Inc.	4,492	262,557
Enel S.p.A. (Italy)	180,986	1,595,988
National Grid PLC (United Kingdom)	125,436	1,762,638
		4,005,293
Electrical Equipment – 0.7%
Johnson Controls International PLC	8,767	920,535
Food – 0.3%
Mondelez International, Inc., Class A	5,877	380,183
Gas & Water Utilities – 0.1%
NiSource, Inc.	4,730	200,788
Health Care Facilities & Services – 0.2%
CVS Health Corp.	3,345	207,724
Home & Office Products – 0.2%
Midea Group Co. Ltd., Class H (China)	35,211	341,167
Household Products – 0.8%
Kenvue, Inc.	14,339	307,428
Kimberly-Clark Corp.	2,337	291,237
Procter & Gamble (The) Co.	3,763	566,219
		1,164,884
	Number of Shares	Value
Institutional Financial Services – 1.3%
CME Group, Inc.	2,068	$575,483
Morgan Stanley	7,270	1,035,684
Northern Trust Corp.	2,249	292,370
		1,903,537
Insurance – 2.3%
MS&AD Insurance Group Holdings, Inc. (Japan)	29,332	626,710
NN Group N.V. (Netherlands)	23,030	1,550,741
Zurich Insurance Group A.G. (Switzerland)	1,623	1,107,059
		3,284,510
IT Services – 0.2%
International Business Machines Corp.	1,061	268,592
Leisure Facilities & Services – 2.1%
McDonald's Corp.	1,191	357,383
OPAP S.A. (Greece)	105,269	2,361,815
Starbucks Corp.	2,699	240,643
		2,959,841
Leisure Products – 0.2%
Hasbro, Inc.	3,396	255,243
Medical Equipment & Devices – 0.5%
Baxter International, Inc.	13,023	283,381
Medtronic PLC	5,197	468,977
		752,358
Metals & Mining – 0.4%
Rio Tinto Ltd. (Australia)	8,272	588,288
Oil & Gas Supply Chain – 4.3%
Chevron Corp.	12,577	1,907,176
Enbridge, Inc. (Canada)	40,851	1,850,029
Exxon Mobil Corp.	4,885	545,362
Gazprom PJSC (Russia)(h)*	33,780	—
LUKOIL PJSC (Russia)(h)	1,232	—
ONEOK, Inc.	4,275	351,020
Petroleo Brasileiro S.A. - Petrobras (Brazil)	233,597	1,485,546
Rosneft Oil Co. PJSC (Russia)(h)	17,410	—
		6,139,133
Real Estate Investment Trusts – 3.5%
Crown Castle, Inc.	4,226	444,110
Federal Realty Investment Trust	4,096	377,487
Prologis Property Mexico S.A. de C.V. (Mexico)	387,469	1,468,542
Realty Income Corp.	3,547	199,093

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Number of Shares	Value
Real Estate Investment Trusts (Continued)
Simon Property Group, Inc.	1,205	$197,367
Ventas, Inc.	3,030	203,555
VICI Properties, Inc.	62,629	2,041,706
		4,931,860
Semiconductors – 2.3%
ASE Technology Holding Co. Ltd. (Taiwan)	157,000	761,354
MediaTek, Inc. (Taiwan)	45,011	2,038,304
Texas Instruments, Inc.	2,300	416,438
		3,216,096
Specialty Finance – 0.1%
Western Union (The) Co.(e)	16,077	129,420
Technology Hardware – 1.2%
Cisco Systems, Inc.	3,729	253,870
NetApp, Inc.	949	98,820
Quanta Computer, Inc. (Taiwan)	142,302	1,325,424
		1,678,114
Telecommunications – 1.8%
Softbank Corp. (Japan)	1,354,211	1,956,614
Verizon Communications, Inc.	13,789	589,618
		2,546,232
Tobacco & Cannabis – 2.3%
British American Tobacco PLC ADR (United Kingdom)	51,512	2,765,164
Philip Morris International, Inc.	2,929	480,503
		3,245,667
Transportation & Logistics – 0.2%
Spirit Aviation Holdings, Inc.*	8,659	35,415
United Parcel Service, Inc., Class B	2,109	181,712
		217,127
Transportation Equipment – 0.5%
Volvo AB, Class B (Sweden)	26,300	755,331
Wholesale - Consumer Staples – 0.2%
Sysco Corp.	2,684	213,646
Total Common Stocks (Cost $57,903,499)		65,814,511

	Par(a)	Value
Corporate Bonds – 8.3%
Aerospace & Defense – 0.1%
Axon Enterprise, Inc.,
6.13%, 3/15/30(b)	$50,000	$51,065
6.25%, 3/15/33(b)	20,000	20,489

TransDigm, Inc., 6.63%, 3/01/32(b)	50,000	51,414
		122,968
Automotive – 0.2%
PM General Purchaser LLC, 9.50%, 10/01/28(b)(e)	300,000	233,250
Beverages – 0.0%(f)
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 6.25%, 4/01/29(b)	40,000	40,082
Biotechnology & Pharmaceuticals – 0.2%
1261229 B.C. Ltd., 10.00%, 4/15/32(b)	200,000	203,618
Amneal Pharmaceuticals LLC, 6.88%, 8/01/32(b)(d)	50,000	50,749
Bausch Health Cos., Inc., 6.25%, 2/15/29(b)(e)	10,000	7,250
		261,617
Cable & Satellite – 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/01/31(b)	140,000	127,876
CSC Holdings LLC, 11.75%, 1/31/29(b)	790,000	738,957
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 2/15/31(b)	50,000	48,219
DISH DBS Corp., 5.25%, 12/01/26(b)	80,000	75,298
DISH Network Corp., 11.75%, 11/15/27(b)	160,000	166,631
		1,156,981
Commercial Support Services – 0.5%
CoreCivic, Inc.,
4.75%, 10/15/27	200,000	195,557
8.25%, 4/15/29	40,000	42,296

GEO Group (The), Inc., 10.25%, 4/15/31	90,000	98,948
RR Donnelley & Sons Co., 9.50%, 8/01/29(b)	130,000	132,830
TKC Holdings, Inc.,
6.88%, 5/15/28(b)	90,000	89,925
10.50%, 5/15/29(b)(e)	80,000	82,091
		641,647

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Construction Materials – 0.2%
Advanced Drainage Systems, Inc., 5.00%, 9/30/27(b)	$60,000	$59,376
JH North America Holdings, Inc.,
5.88%, 1/31/31(b)	30,000	30,103
6.13%, 7/31/32(b)	40,000	40,415

Quikrete Holdings, Inc., 6.38%, 3/01/32(b)	90,000	92,303
		222,197
Containers & Packaging – 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 8/15/27(b)(e)	400,000	192,000
Diversified Industrials – 0.0%(f)
Vortex Opco LLC, 8.00%, 4/30/30(b)	107,217	10,722
Electric Utilities – 0.3%
Lightning Power LLC, 7.25%, 8/15/32(b)	200,000	209,094
NRG Energy, Inc., 6.25%, 11/01/34(b)	70,000	70,928
Vistra Operations Co. LLC,
4.38%, 5/01/29(b)	50,000	48,451
6.88%, 4/15/32(b)	70,000	72,733
		401,206
Electrical Equipment – 0.1%
Alpha Generation LLC, 6.75%, 10/15/32(b)	130,000	133,032
Engineering & Construction – 0.3%
Railworks Holdings L.P./Railworks Rally, Inc., 8.25%, 11/15/28(b)	90,000	91,693
Tutor Perini Corp., 11.88%, 4/30/29(b)	240,000	269,852
		361,545
Entertainment Content – 0.1%
AMC Networks, Inc., 10.25%, 1/15/29(b)	40,000	41,049
Univision Communications, Inc., 9.38%, 8/01/32(b)	40,000	41,504
Warnermedia Holdings, Inc., 4.28%, 3/15/32	88,000	73,897
		156,450
Health Care Facilities & Services – 0.6%
Akumin, Inc., (100% Cash), 9.00%, 8/01/27(b)(e)(i)	250,000	234,165
	Par(a)	Value
Health Care Facilities & Services (Continued)
CHS/Community Health Systems, Inc.,
6.88%, 4/15/29(b)	$180,000	$139,950
5.25%, 5/15/30(b)	100,000	87,477
9.75%, 1/15/34(b)(d)	150,000	150,958

Claritev Corp., 6.75%, 3/31/31(b)(i)	100,911	72,656
LifePoint Health, Inc., 9.88%, 8/15/30(b)	120,000	129,334
MPH Acquisition Holdings LLC,
11.50%, 12/31/30(b)(e)(i)	18,266	18,038
5.75%, 12/31/30(b)	11,644	9,595

U.S. Renal Care, Inc., 10.63%, 6/28/28(b)	52,500	46,069
		888,242
Industrial Intermediate Products – 0.2%
Park-Ohio Industries, Inc.,
6.63%, 4/15/27	90,000	89,988
8.50%, 8/01/30(b)	160,000	153,603
		243,591
Industrial Support Services – 0.1%
EquipmentShare.com, Inc.,
8.63%, 5/15/32(b)	90,000	95,794
8.00%, 3/15/33(b)(e)	10,000	10,440
Herc Holdings, Inc.,
7.00%, 6/15/30(b)	50,000	51,677
7.25%, 6/15/33(b)	20,000	20,710
		178,621
Institutional Financial Services – 0.2%
Jane Street Group/JSG Finance, Inc.,
7.13%, 4/30/31(b)	100,000	103,283
6.75%, 5/01/33(b)	50,000	51,169

Stonex Escrow Issuer LLC, 6.88%, 7/15/32(b)	50,000	50,898
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 6/15/31(b)	20,000	20,809
		226,159
Insurance – 0.0%(f)
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.88%, 11/01/29(b)	20,000	20,605
Internet Media & Services – 0.0%(f)
Getty Images, Inc., 11.25%, 2/21/30(b)(e)	30,000	28,725

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Leisure Facilities & Services – 0.7%
AMC Entertainment Holdings, Inc., 7.50%, 2/15/29(b)(e)	$110,000	$93,721
Caesars Entertainment, Inc., 6.50%, 2/15/32(b)	20,000	20,396
Carnival Corp., 6.13%, 2/15/33(b)(e)	120,000	122,129
Full House Resorts, Inc., 8.25%, 2/15/28(b)	190,000	183,928
Hilton Domestic Operating Co., Inc., 3.63%, 2/15/32(b)	10,000	9,016
NCL Corp. Ltd.,
8.13%, 1/15/29(b)	70,000	73,538
6.75%, 2/01/32(b)	160,000	164,339
Viking Cruises Ltd.,
7.00%, 2/15/29(b)	130,000	131,000
9.13%, 7/15/31(b)	90,000	96,833

VOC Escrow Ltd., 5.00%, 2/15/28(b)	60,000	59,455
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.13%, 2/15/31(b)	50,000	53,180
		1,007,535
Machinery – 0.1%
Titan International, Inc., 7.00%, 4/30/28	130,000	129,923
Medical Equipment & Devices – 0.1%
Medline Borrower L.P., 5.25%, 10/01/29(b)	30,000	29,414
Medline Borrower L.P./Medline Co-Issuer, Inc., 6.25%, 4/01/29(b)	80,000	81,571
Sotera Health Holdings LLC, 7.38%, 6/01/31(b)	70,000	72,413
		183,398
Oil & Gas Supply Chain – 1.4%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.25%, 7/15/32(b)	50,000	52,715
Chord Energy Corp., 6.75%, 3/15/33(b)	60,000	61,201
Crescent Energy Finance LLC,
7.63%, 4/01/32(b)	50,000	48,860
8.38%, 1/15/34(b)	70,000	69,283

Howard Midstream Energy Partners LLC, 7.38%, 7/15/32(b)	50,000	51,696
	Par(a)	Value
Oil & Gas Supply Chain (Continued)

New Generation Gas Gathering LLC, 10.34%, 9/30/29(h)	$172,973	$170,352
Northern Oil & Gas, Inc., 8.13%, 3/01/28(b)	170,000	171,655
Occidental Petroleum Corp., 4.40%, 8/15/49	60,000	41,510
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 2/15/28	30,000	28,871
Permian Resources Operating LLC,
7.00%, 1/15/32(b)	150,000	154,893
6.25%, 2/01/33(b)	90,000	90,535
Range Resources Corp.,
8.25%, 1/15/29	110,000	112,787
4.75%, 2/15/30(b)	90,000	87,486
Rockies Express Pipeline LLC,
6.75%, 3/15/33(b)	40,000	41,552
7.50%, 7/15/38(b)	40,000	41,152

Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 6.00%, 12/31/30(b)	50,000	48,988
Venture Global Calcasieu Pass LLC,
4.13%, 8/15/31(b)	30,000	27,711
3.88%, 11/01/33(b)	150,000	130,880
Venture Global LNG, Inc.,
9.50%, 2/01/29(b)	150,000	163,587
9.88%, 2/01/32(b)	140,000	151,052
Venture Global Plaquemines LNG LLC,
7.75%, 5/01/35(b)	20,000	21,929
6.75%, 1/15/36(b)	220,000	226,315
		1,995,010
Oil, Gas Services & Equipment – 0.1%
Noble Finance II LLC, 8.00%, 4/15/30(b)	70,000	71,398
Publishing & Broadcasting – 0.1%
Clear Channel Outdoor Holdings, Inc., 7.13%, 2/15/31(b)(d)	50,000	49,931
Gray Media, Inc.,
9.63%, 7/15/32(b)	50,000	50,438
7.25%, 8/15/33(b)	50,000	49,737

iHeartCommunications, Inc., 9.13%, 5/01/29(b)	28,500	23,773
		173,879

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Real Estate Investment Trusts – 0.2%
MPT Operating Partnership L.P./MPT Finance Corp.,
5.00%, 10/15/27	$190,000	$174,307
8.50%, 2/15/32(b)(e)	60,000	62,364

Service Properties Trust, 5.50%, 12/15/27	40,000	39,447
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, 2/15/28(b)	18,000	19,024
		295,142
Real Estate Owners & Developers – 0.0%(f)
Five Point Operating Co. L.P./Five Point Capital Corp., (Step to 11.00% on 11/15/24), 10.50%, 1/15/28(b)(j)	65,562	66,295
Real Estate Services – 0.0%(f)
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 5/15/28(b)	60,000	60,455
Renewable Energy – 0.0%(f)
Sunnova Energy Corp., 5.88%, 9/01/26(b)(k)	50,000	50
Retail - Discretionary – 0.3%
Foot Locker, Inc., 4.00%, 10/01/29(b)	80,000	75,335
Michaels (The) Cos., Inc., 5.25%, 5/01/28(b)	60,000	47,579
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(b)	250,000	245,332
Saks Global Enterprises LLC, 11.00%, 12/15/29(b)	90,000	20,250
SGUS LLC, 11.00%, 12/15/29(b)(d)	24,545	22,916
		411,412
Semiconductors – 0.0%(f)
Intel Corp., 5.70%, 2/10/53	30,000	27,010
Software – 0.2%
Citrix Systems, Inc., 4.50%, 12/01/27	50,000	47,877
Cloud Software Group, Inc., 8.25%, 6/30/32(b)	40,000	42,593
CoreWeave, Inc.,
9.25%, 6/01/30(b)	30,000	30,152
9.00%, 2/01/31(b)	30,000	29,872
	Par(a)	Value
Software (Continued)

Gen Digital, Inc., 6.25%, 4/01/33(b)	$80,000	$81,558
		232,052
Specialty Finance – 0.3%
Arbor Realty SR, Inc., 7.88%, 7/15/30(b)	40,000	40,848
FirstCash, Inc., 5.63%, 1/01/30(b)	50,000	49,482
Mcclatchy Media Co. LLC, 11.00%, 12/01/31(b)(i)	110,820	120,240
Rocket Cos, Inc., 6.13%, 8/01/30(b)	60,000	60,837
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.63%, 3/01/29(b)	160,000	151,142
Starwood Property Trust, Inc., 7.25%, 4/01/29(b)	50,000	52,292
		474,841
Technology Hardware – 0.1%
CommScope LLC,
7.13%, 7/01/28(b)(e)	20,000	19,793
9.50%, 12/15/31(b)	130,000	136,899

Viasat, Inc., 5.63%, 4/15/27(b)	50,000	49,758
		206,450
Telecommunications – 0.2%
EchoStar Corp., 10.75%, 11/30/29	194,800	205,270
Hughes Satellite Systems Corp., 5.25%, 8/01/26(e)	30,000	27,650
Level 3 Financing, Inc., 6.88%, 6/30/33(b)	50,000	50,668
		283,588
Transportation & Logistics – 0.4%
American Airlines, Inc.,
7.25%, 2/15/28(b)	40,000	40,817
8.50%, 5/15/29(b)(e)	70,000	73,159

American Airlines, Inc./Aadvantage Loyalty IP Ltd., 5.75%, 4/20/29(b)	80,000	79,972
Carriage Purchaser, Inc., 7.88%, 10/15/29(b)	200,000	185,455

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
		Par(a)	Value
Transportation & Logistics (Continued)

JetBlue Airways Corp./JetBlue Loyalty L.P., 9.88%, 9/20/31(b)		$70,000	$67,679
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 11.00%, 3/12/30(b)(i)		223,884	143,286
			590,368
Transportation Equipment – 0.1%
JB Poindexter & Co., Inc., 8.75%, 12/15/31(b)		90,000	92,046
Total Corporate Bonds (Cost $11,982,470)			11,820,492

Foreign Government Inflation-Linked Bonds – 0.0%(f)
Sovereign Government – 0.0%(f)
Uruguay Government International Bond, 3.40%, 5/16/45	UYU	60,000	1,602
Total Foreign Government Inflation-Linked Bonds (Cost $1,652)			1,602

Foreign Issuer Bonds – 5.4%
Angola – 0.1%
Angolan Government International Bond, 8.75%, 4/14/32(b)		210,000	190,876
Argentina – 0.1%
Provincia de Buenos Aires, 6.63%, 9/01/37(b)		188,180	133,137
Brazil – 0.3%
Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/31	BRL	1,998,000	307,828
Suzano Austria GmbH, 3.13%, 1/15/32		120,000	105,488
			413,316
Canada – 0.5%
Bombardier, Inc.,
7.25%, 7/01/31(b)		64,000	66,829
7.00%, 6/01/32(b)(e)		80,000	82,759
6.75%, 6/15/33(b)		10,000	10,278

Capstone Copper Corp., 6.75%, 3/31/33(b)		30,000	30,575
Empire Communities Corp., 9.75%, 5/01/29(b)		50,000	50,991
Hudbay Minerals, Inc., 6.13%, 4/01/29(b)		50,000	50,280
	Par(a)	Value
Canada (Continued)
TransAlta Corp.,
7.75%, 11/15/29	$90,000	$93,775
6.50%, 3/15/40	30,000	29,094

Vermilion Energy, Inc., 7.25%, 2/15/33(b)(e)	100,000	94,538
Wrangler Holdco Corp., 6.63%, 4/01/32(b)	140,000	144,643
		653,762
Chile – 0.1%
Latam Airlines Group S.A., 7.88%, 4/15/30(b)(e)	100,000	103,450
China – 0.2%
Prosus N.V., 3.06%, 7/13/31(b)	270,000	240,455
Colombia – 0.1%
Ecopetrol S.A., 8.38%, 1/19/36	200,000	197,507
France – 0.5%
Altice France S.A., 5.50%, 10/15/29(b)	840,000	728,416
Germany – 0.3%
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(b)	200,000	199,105
ZF North America Capital, Inc.,
6.75%, 4/23/30(b)	150,000	142,742
6.88%, 4/23/32(b)	150,000	139,969
		481,816
Ireland – 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, (5Y US Treasury CMT + 2.72%), 6.95%, 3/10/55(l)	150,000	156,930
Flutter Treasury DAC, 5.88%, 6/04/31(b)	200,000	201,319
		358,249
Israel – 0.2%
Teva Pharmaceutical Finance Netherlands III B.V., 4.10%, 10/01/46	400,000	284,657
Italy – 0.3%
Intesa Sanpaolo S.p.A., 7.80%, 11/28/53(b)	400,000	475,922
Ivory Coast – 0.2%
Ivory Coast Government International Bond, 7.63%, 1/30/33(b)	300,000	299,822

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
		Par(a)	Value
Jamaica – 0.0%(f)
Jamaica Government International Bond, 9.63%, 11/03/30	JMD	10,000,000	$64,776
Jordan – 0.2%
Jordan Government International Bond, 7.75%, 1/15/28(b)		$230,000	238,872
Kenya – 0.2%
Republic of Kenya Government International Bond, 9.75%, 2/16/31(b)		280,000	287,530
Kuwait – 0.2%
MEGlobal Canada ULC, 5.88%, 5/18/30(b)		210,000	217,951
Mexico – 0.3%
Banco Mercantil del Norte S.A., (10Y US Treasury CMT + 5.47%), 7.50%, 6/27/29(b)(l)(m)		250,000	250,577
Mexico Government International Bond, 4.75%, 3/08/44		150,000	118,200
			368,777
Morocco – 0.1%
OCP S.A., 6.75%, 5/02/34(b)		200,000	208,014
Peru – 0.1%
Petroleos del Peru S.A., 5.63%, 6/19/47(b)		250,000	167,683
Romania – 0.0%(f)
Romanian Government International Bond, 7.50%, 2/10/37(b)		60,000	63,669
Supranational – 0.3%
Inter-American Development Bank, 7.35%, 10/06/30	INR	34,000,000	399,059
Switzerland – 0.0%(f)
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 7.88%, 5/01/27(b)		40,000	40,137
Turkey – 0.1%
Turk Telekomunikasyon A.S., 7.38%, 5/20/29(b)		200,000	206,056
United Arab Emirates – 0.2%
DP World Ltd., 5.63%, 9/25/48(b)		290,000	273,424
	Par(a)	Value
United Kingdom – 0.1%
Marks & Spencer PLC, 7.13%, 12/01/37(b)	$100,000	$108,617
Zambia – 0.4%
First Quantum Minerals Ltd.,
8.63%, 6/01/31(b)(e)	260,000	270,726
8.00%, 3/01/33(b)	230,000	236,997
		507,723
Total Foreign Issuer Bonds (Cost $7,688,805)		7,713,673

	Number of Shares
Master Limited Partnerships – 2.5%
Oil & Gas Supply Chain – 2.5%
Energy Transfer L.P.	77,383	1,395,989
Enterprise Products Partners L.P.	68,127	2,111,256
Total Master Limited Partnerships (Cost $2,939,579)		3,507,245

	Par(a)
Mortgage-Backed Securities – 8.7%
Commercial Mortgage-Backed Securities – 3.9%
BANK,
Series 2022-BNK44, Class D, 4.00%, 11/15/32(b)	$190,000	146,233
Series 2024-BNK48, Class A5, 5.05%, 10/15/57	190,000	189,919

Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2017-BNK3, Class D, 3.25%, 2/15/50(b)	110,000	97,636
BFLD Commercial Mortgage Trust, Series 2024-UNIV, Class D, (1M CME Term SOFR + 2.69%, 2.69% Floor), 7.03%, 11/15/29(b)(c)	250,000	250,703
BHMS, Series 2018-ATLS, Class A, (1M CME Term SOFR + 1.55%, 1.50% Floor), 5.89%, 7/15/35(b)(c)	190,000	189,963

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)

BOCA Commercial Mortgage Trust, Series 2024-BOCA, Class E, (1M CME Term SOFR + 4.44%, 4.44% Floor), 8.78%, 8/15/41(b)(c)	$130,000	$130,666
BX Commercial Mortgage Trust,
Series 2019-IMC, Class E, (1M CME Term SOFR + 2.20%, 2.15% Floor), 6.54%, 4/15/34(b)(c)	300,000	291,750
Series 2021-ACNT, Class A, (1M CME Term SOFR + 0.96%, 0.85% Floor), 5.31%, 11/15/38(b)(c)	168,888	168,888
Series 2021-VOLT, Class D, (1M CME Term SOFR + 1.76%, 1.65% Floor), 6.11%, 9/15/36(b)(c)	261,584	260,777
Series 2024-BI02, Class D, 7.71%, 8/13/41(b)(n)	100,000	98,826
BX Trust,
Series 2021-ARIA, Class A, (1M CME Term SOFR + 1.01%, 0.90% Floor), 5.36%, 10/15/36(b)(c)	270,000	269,916
Series 2021-SDMF, Class F, (1M CME Term SOFR + 2.05%, 1.94% Floor), 6.39%, 9/15/34(b)(c)	197,803	195,333

BXHPP Trust, Series 2021-FILM, Class C, (1M CME Term SOFR + 1.21%, 1.10% Floor), 5.56%, 8/15/36(b)(c)	270,000	242,586
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class A3, 3.20%, 9/15/50	250,000	243,409
Extended Stay America Trust,
Series 2021-ESH, Class C, (1M CME Term SOFR + 1.81%, 1.70% Floor), 6.16%, 7/15/38(b)(c)	223,009	223,287
Series 2021-ESH, Class E, (1M CME Term SOFR + 2.96%, 2.85% Floor), 7.31%, 7/15/38(b)(c)	223,009	223,915
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)
GS Mortgage Securities Trust,
Series 2015-GC30, Class C, 4.03%, 5/10/50(n)	$180,000	$158,398
Series 2015-GC32, Class D, 3.35%, 7/10/48	55,233	53,023
Series 2017-GS6, Class A2, 3.16%, 5/10/50	184,774	181,449

HIH Trust, Series 2024-61P, Class F, (1M CME Term SOFR + 5.44%, 5.44% Floor), 9.78%, 10/15/41(b)(c)	197,051	196,685
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-ACB, Class D, (30D Average SOFR + 2.90%, 2.90% Floor), 7.24%, 3/15/39(b)(c)	190,000	190,119
KIND Trust, Series 2021-KIND, Class E, (1M CME Term SOFR + 3.36%, 3.25% Floor), 7.71%, 8/15/38(b)(c)	158,697	155,780
KREF Ltd., Series 2022-FL3, Class D, (1M CME Term SOFR + 2.80%, 2.80% Floor), 7.15%, 2/17/39(b)(c)	150,000	148,691
MF1 LLC,
Series 2025-FL17, Class A, (1M CME Term SOFR + 1.32%), 5.67%, 2/18/40(b)(c)	120,000	120,136
Series 2025-FL17, Class D, (1M CME Term SOFR + 2.74%), 7.09%, 2/18/40(b)(c)	100,000	98,607

MF1 Ltd., Series 2020-FL4, Class A, (1M CME Term SOFR + 1.81%, 1.70% Floor), 6.16%, 11/15/35(b)(c)	36,729	36,758
MHC Commercial Mortgage Trust, Series 2021-MHC, Class F, (1M CME Term SOFR + 2.72%, 2.60% Floor), 7.06%, 4/15/38(b)(c)	160,000	160,150
Morgan Stanley Capital I Trust, Series 2021-230P, Class B, (1M CME Term SOFR + 1.56%, 1.45% Floor), 5.91%, 12/15/38(b)(c)	110,000	100,128

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)

MSWF Commercial Mortgage Trust, Series 2023-2, Class C, 7.02%, 12/15/56(n)	$90,000	$93,344
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class F, (1M CME Term SOFR + 5.29%, 5.29% Floor), 9.64%, 3/15/39(b)(c)	200,000	200,122
RIDE, Series 2025-SHRE, Class D, 6.75%, 2/14/35(b)(n)	200,000	202,132
SMRT, Series 2022-MINI, Class F, (1M CME Term SOFR + 3.35%, 3.35% Floor), 7.69%, 1/15/39(b)(c)	210,000	203,700
		5,523,029
Federal Home Loan Mortgage Corporation – 0.4%
Pool,
2.00%, 9/01/41 - 5/01/51	434,231	355,104
4.00%, 6/01/52	80,878	74,752
6.00%, 8/01/53	149,821	152,276
		582,132
Federal National Mortgage Association – 0.5%
Pool,
3.50%, 1/01/50	83,379	75,915
2.50%, 5/01/51 - 1/01/52	220,020	181,778
3.00%, 5/01/52	165,347	141,755
4.50%, 7/01/52	187,556	179,265
5.00%, 2/01/53	81,618	79,835
5.50%, 5/01/53	83,359	83,051
		741,599
Whole Loan – 3.9%
Angel Oak Mortgage Trust, Series 2022-3, Class A3, 4.13%, 1/25/67(b)(n)	128,153	117,454
BRAVO Residential Funding Trust,
Series 2022-NQM1, Class A1, 3.63%, 9/25/61(b)(n)	147,199	142,886
Series 2022-NQM2, Class A1, 4.27%, 11/25/61(b)(n)	107,504	106,840
Series 2022-NQM2, Class A3, 5.24%, 11/25/61(b)	134,380	133,424
Series 2024-NQM2, Class A3, (Step to 7.59% on 3/25/28), 6.59%, 2/25/64(b)(j)	129,333	129,988
	Par(a)	Value
Whole Loan (Continued)

CAFL Issuer LLC, Series 2023-RTL1, Class A1, (Step to 9.05% on 7/28/26), 7.55%, 12/28/30(b)(j)	$160,000	$161,024
Citigroup Mortgage Loan Trust, Series 2022-A, Class A1, (Step to 9.17% on 9/25/25), 6.17%, 9/25/62(b)(j)	190,376	190,435
COLT Mortgage Loan Trust,
Series 2022-3, Class A1, 3.90%, 2/25/67(b)(n)	179,671	174,617
Series 2024-1, Class M1, 6.59%, 2/25/69(b)	160,000	160,600

CSMC Trust, Series 2020-RPL4, Class A1, 2.00%, 1/25/60(b)	162,063	145,262
FHLMC Seasoned Credit Risk Transfer Trust, Series 2022-1, Class M, 4.50%, 11/25/61(b)	130,000	115,166
FHLMC STACR REMIC Trust,
Series 2020-DNA6, Class B1, (30D Average SOFR + 3.00%), 7.35%, 12/25/50(b)(c)	260,000	277,225
Series 2021-DNA1, Class B2, (30D Average SOFR + 4.75%), 9.10%, 1/25/51(b)(c)	240,000	266,695
Series 2021-DNA2, Class B1, (30D Average SOFR + 3.40%), 7.75%, 8/25/33(b)(c)	270,000	299,533
Series 2022-DNA2, Class M2, (30D Average SOFR + 3.75%), 8.10%, 2/25/42(b)(c)	225,000	233,630
FNMA Connecticut Avenue Securities,
Series 2022-R08, Class 1M2, (30D Average SOFR + 3.60%), 7.95%, 7/25/42(b)(c)	200,000	208,626
Series 2024-R01, Class 1B1, (30D Average SOFR + 2.70%), 7.05%, 1/25/44(b)(c)	200,000	205,958

GS Mortgage-Backed Securities Trust, Series 2022-NQM1, Class A4, 4.00%, 5/25/62(b)	173,460	157,038

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Whole Loan (Continued)

LHOME Mortgage Trust, Series 2024-RTL1, Class A1, (Step to 8.52% on 9/25/26), 7.02%, 1/25/29(b)(j)	$160,000	$160,993
Mill City Mortgage Loan Trust, Series 2018-2, Class M3, 3.75%, 5/25/58(b)(n)	209,639	191,364
New Residential Mortgage Loan Trust, Series 2022-NQM2, Class A1, 3.08%, 3/27/62(b)(n)	188,298	176,241
NYMT Loan Trust, Series 2024-BPL1, Class A1, (Step to 8.65% on 8/25/26), 7.15%, 2/25/29(b)(j)	160,000	160,711
OBX Trust,
Series 2022-NQM6, Class A1, (Step to 4.69% on 12/25/25), 4.70%, 7/25/62(b)(j)	191,532	190,542
Series 2024-NQM3, Class M1, 6.85%, 12/25/63(b)	200,000	201,616

Saluda Grade Alternative Mortgage Trust, Series 2024-RTL4, Class A1, (Step to 8.50% on 8/25/26), 7.50%, 2/25/30(b)(j)	160,000	160,763
SG Residential Mortgage Trust, Series 2022-1, Class A1, 3.17%, 3/27/62(b)(n)	202,579	187,384
Towd Point Mortgage Trust,
Series 2015-5, Class B3, 4.01%, 5/25/55(b)(n)	220,000	208,555
Series 2019-HY2, Class B1, (1M CME Term SOFR + 2.36%, 2.25% Floor), 6.72%, 5/25/58(b)(c)	190,000	191,484
Verus Securitization Trust,
Series 2023-8, Class A3, (Step to 7.97% on 1/25/28), 6.97%, 12/25/68(b)(j)	59,363	59,937
Series 2024-1, Class A3, (Step to 7.12% on 2/25/28), 6.12%, 1/25/69(b)(j)	124,880	124,898
	Par(a)	Value
Whole Loan (Continued)
Verus Securitization Trust,
Series 2024-3, Class A3, (Step to 7.85% on 5/25/28), 6.85%, 4/25/69(b)(j)	$99,124	$100,250
Series 2024-4, Class A3, (Step to 7.67% on 6/25/28), 6.67%, 6/25/69(b)(j)	143,244	144,618
		5,485,757
Total Mortgage-Backed Securities (Cost $12,263,858)		12,332,517

Term Loans – 5.9%(c)
Advertising & Marketing – 0.0%(f)
Neptune BidCo US, Inc., Term A Loan, (3M USD CME Term SOFR + 4.75%, 0.50% Floor), 9.18%, 10/11/28	46,616	44,535
Apparel & Textile Products – 0.1%
ABG Intermediate Holdings 2 LLC, 2025 Delayed Draw Term Loan, (1M USD CME Term SOFR + 2.25%), 6.61%, 2/13/32	93,976	93,595
Asset Management – 0.1%
Focus Financial Partners LLC, Tranche B Incremental Term Loan, (1M USD CME Term SOFR + 2.75%), 7.11%, 9/15/31	9,950	9,952
GC Ferry Intermediate, Inc., Delayed Draw Term Loan, 6/06/32(o)	13,125	13,125
GC Ferry Intermediate, Inc., Initial Term Loan, (3M USD CME Term SOFR + 3.50%), 7.71%, 6/06/32	76,875	75,722
		98,799
Automotive – 0.1%
Clarios Global L.P., Amendment No. 6 Dollar Term Loan, (1M USD CME Term SOFR + 2.75%), 7.11%, 1/28/32	30,000	29,987

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Automotive (Continued)
First Brands Group LLC, 2021 Term Loan, (3M USD CME Term SOFR + 5.00%, 1.00% Floor), 9.57%, 3/30/27	$9,871	$9,637
First Brands Group LLC, 2022-II Incremental Term Loan, (3M USD CME Term SOFR + 5.00%, 1.00% Floor), 9.57%, 3/30/27	136,850	133,458
		173,082
Beverages – 0.2%
Celsius, Inc., Initial Term Loan, (3M USD CME Term SOFR + 3.25%), 7.54%, 4/01/32	90,000	90,619
Primo Brands Corp., 2025 Refinancing Term Loan, (3M USD CME Term SOFR + 2.25%, 0.50% Floor), 6.55%, 3/31/28	167,259	167,567
		258,186
Cable & Satellite – 0.1%
Virgin Media Bristol LLC, Facility Y, (6M USD CME Term SOFR + 3.18%), 7.37%, 3/31/31	100,000	98,000
Chemicals – 0.1%
A-AP Buyer, Inc., Initial Term Loan, (1M USD CME Term SOFR + 2.75%), 7.11%, 9/09/31	59,700	59,999
Natgasoline LLC, 2025 Term Loan, (1M USD CME Term SOFR + 5.50%), 9.86%, 3/29/30	39,750	39,750
		99,749
Commercial Support Services – 0.4%
Catawba Nation Gaming Authority, Initial Term B Loan, (3M USD CME Term SOFR + 4.75%), 9.05%, 3/29/32	70,000	71,167
LTR Intermediate Holdings, Inc., Initial Term Loan, (1M USD CME Term SOFR + 4.50%, 1.00% Floor), 8.97%, 5/05/28	148,072	145,142
Prime Security Services Borrower LLC, 2024-1 Refinancing Term B-1 Loan , (6M USD CME Term SOFR + 2.00%), 6.13%, 10/13/30	89,103	89,053
	Par(a)	Value
Commercial Support Services (Continued)
Ryan LLC, Closing Date Initial Term Loan, (1M USD CME Term SOFR + 3.50%, 0.50% Floor), 7.86%, 11/14/30	$147,777	$147,796
WIN Waste Innovations Holdings, Inc., Initial Term Loan, (1M USD CME Term SOFR + 2.75%, 0.50% Floor), 7.22%, 3/24/28	49,366	49,285
		502,443
Communications – 0.0%(f)
Univision Communications, Inc., 2024 Replacement Converted First-Lien Term Loan, (1M USD CME Term SOFR + 3.50%, 0.50% Floor), 7.97%, 1/31/29	19,800	19,713
Consumer Cyclical – 0.3%
DS Parent, Inc., Term Loan B, (3M USD CME Term SOFR + 5.50%, 0.75% Floor), 9.80%, 1/31/31	178,200	161,494
Harbor Freight Tools USA, Inc., Replacement Term Loan, (1M USD CME Term SOFR + 2.25%), 6.61%, 6/11/31	93,738	91,638
Spencer Spirit IH LLC, Initial Term Loan, (3M USD CME Term SOFR + 4.75%), 9.06%, 7/15/31	168,500	168,500
		421,632
Consumer Non-Cyclical – 0.2%
1261229 B.C. Ltd., Initial Term Loan, (1M USD CME Term SOFR + 6.25%), 10.61%, 10/08/30	40,000	39,138
Global Medical Response, Inc., 2024 Extended Term Loan, (3M USD CME Term SOFR + 4.75%, 1.00% Floor), 9.08%, 10/31/28	102,170	102,218
Opal Bidco SAS Facility B-2, (6M USD CME Term SOFR + 3.25%), 7.44%, 4/28/32	170,000	170,574
		311,930

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Consumer Services – 0.0%(f)
Adtalem Global Education, Inc., 2024 Second Repricing Term Loan, (1M USD CME Term SOFR + 2.75%, 0.75% Floor), 7.11%, 8/12/28	$14,838	$14,852
WW International, Inc., Initial Term Loan, (3M USD CME Term SOFR + 6.80%), 11.12%, 6/24/30	40,232	37,732
		52,584
Containers & Packaging – 0.1%
Clydesdale Acquisition Holdings, Inc., 2025 Incremental Closing Date Term B Loan, (1M USD CME Term SOFR + 3.25%, 0.50% Floor), 7.61%, 4/01/32	95,126	95,036
Electrical Equipment – 0.1%
Alpha Generation LLC, Initial Term B Loan, (1M USD CME Term SOFR + 2.00%), 6.36%, 9/30/31	79,400	79,252
Entertainment Content – 0.0%(f)
Allen Media LLC, Initial Term Loan, (3M USD CME Term SOFR + 5.50%), 9.95%, 2/10/27	76,445	45,676
Health Care Facilities & Services – 0.3%
Clydesdale Acquisition Holdings, Inc., 2025 Incremental Delayed Draw Term B Loan,
4/01/32(p)	1,613	1,612
(1M USD CME Term SOFR + 3.25%, 0.50% Floor), 7.61%, 4/01/32	50	50

LifePoint Health, Inc., 2024-1 Refinancing Term Loan, (3M USD CME Term SOFR + 3.75%), 8.07%, 5/17/31	93,976	93,731
LifePoint Health, Inc., 2024-2 Refinancing Term Loan, (3M USD CME Term SOFR + 3.50%), 7.82%, 5/19/31	39,700	39,458
MPH Acquisition Holdings LLC, Exchange First Out Term Loan, (3M USD CME Term SOFR + 3.75%, 0.50% Floor), 8.06%, 12/31/30	14,803	14,714
	Par(a)	Value
Health Care Facilities & Services (Continued)

MPH Acquisition Holdings LLC, Second Out Term Loan, (3M USD CME Term SOFR + 4.60%, 0.50% Floor), 9.17%, 12/31/30	$122,713	$109,548
Sonrava Health Holdings LLC, Second-Out Term Loan, (3M USD CME Term SOFR + 1.00%, 0.75% Floor), 5.58%, 8/18/28	315,581	102,302
TEAM Services Group LLC, Incremental Term Loan, (3M USD CME Term SOFR + 5.25%), 9.56%, 12/20/27	29,850	29,775
TEAM Services Group LLC, Term Loan, (3M USD CME Term SOFR + 5.00%, 1.00% Floor), 9.57%, 12/20/27	39,587	39,226
		430,416
Industrial Support Services – 0.1%
Accession Risk Management Group, Inc., Tranche B Term Loan, (3M USD CME Term SOFR + 4.75%), 9.08%, 11/01/29	1	1
BCPE Empire Holdings, Inc., Amendment No. 8 Incremental Term Loan, (1M USD CME Term SOFR + 3.25%, 0.50% Floor), 7.61%, 12/11/30	99,500	99,413
		99,414
Institutional Financial Services – 0.2%
Jane Street Group LLC, Seventh Amendment Extended Term Loan, (3M USD CME Term SOFR + 2.00%), 6.33%, 12/15/31	93,966	93,521
VFH Parent LLC, Term B-2 Loan, (1M USD CME Term SOFR + 2.50%), 6.86%, 6/21/31	120,000	120,300
		213,821
Insurance – 0.5%
Acrisure LLC, 2024 Repricing Term B-6 Loan, (1M USD CME Term SOFR + 3.00%), 7.36%, 11/06/30	178,133	177,910

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Insurance (Continued)
AmWINS Group, Inc., Initial Term Loan, (1M USD CME Term SOFR + 2.25%, 0.75% Floor), 6.61%, 1/30/32	$93,975	$94,013
AssuredPartners, Inc., 2024 Term Loan, (1M USD CME Term SOFR + 3.50%, 0.50% Floor), 7.86%, 2/14/31	207,375	207,771
Asurion LLC, New B-9 Term Loan, (1M USD CME Term SOFR + 3.25%), 7.72%, 7/31/27	181,079	180,982
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), 2024 Term Loan, (1M USD CME Term SOFR + 2.50%), 6.86%, 7/31/31	93,142	93,219
		753,895
Internet Media & Services – 0.1%
Diamond Sports Net LLC, Term Loan, (3M USD FIXED + 0.00%), 0.00%, 1/02/28	50,962	44,337
MH Sub I LLC (Micro Holding Corp.), 2023 May Incremental Term Loan, (1M USD CME Term SOFR + 4.25%, 0.50% Floor), 8.61%, 5/03/28	99,959	95,111
MH Sub I LLC, 2024 December New Term Loan, (1M USD CME Term SOFR + 4.25%, 0.50% Floor), 8.61%, 12/31/31	67,654	60,156
		199,604
IT Services – 0.3%
Evertec Group LLC, Term Loan B, (1M USD CME Term SOFR + 2.75%, 0.50% Floor), 7.11%, 10/30/30	72,000	72,585
Nielsen Consumer, Inc., Eleventh Amendment Dollar Refinancing Term Loan, (1M USD CME Term SOFR + 3.25%), 7.61%, 3/06/28	89,501	89,657
UST Global, Inc., Initial Term Loan, (1M USD CME Term SOFR + 3.00%, 0.50% Floor), 7.34%, 11/20/28	76,674	76,962
	Par(a)	Value
IT Services (Continued)
X Corp., Tranche B-1 Loan, (3M USD CME Term SOFR + 6.50%, 0.50% Floor), 10.96%, 10/26/29	$149,235	$145,294
X Corp., Tranche B-3 Term Loan, (6M USD FIXED + 9.50%), 9.50%, 10/26/29	90,000	87,200
		471,698
Leisure Facilities & Services – 0.6%
Allwyn Entertainment Financing LLC, Facility B-2, (3M USD CME Term SOFR + 2.00%), 6.33%, 6/02/31	108,904	108,223
Alterra Mountain Co., Series B-6 Term Loan Retired 07/28/2025, (1M USD CME Term SOFR + 2.75%), 7.07%, 8/17/28	175,445	175,775
Caesars Entertainment, Inc., 2023 Incremental Term B Loan, (1M USD CME Term SOFR + 2.25%, 0.50% Floor), 6.61%, 2/06/30	65,400	65,291
Caesars Entertainment, Inc., Term B-1 Loan, (1M USD CME Term SOFR + 2.25%, 0.50% Floor), 6.61%, 2/06/31	148,125	147,792
Endeavor Group Holdings, Inc., Term Loan B, (1M USD CME Term SOFR + 3.00%), 7.36%, 3/24/32	100,000	100,063
Flutter Entertainment PLC, 2024 Refinancing Term B Loan, (3M USD CME Term SOFR + 1.75%, 0.50% Floor), 6.05%, 11/30/30	93,973	93,550
Flutter Entertainment PLC, Third Incremental Term B Loan, (3M USD CME Term SOFR + 2.00%, 0.50% Floor), 6.30%, 6/04/32	110,000	109,862
UFC Holdings LLC, Incremental Term B-4 Loan , (3M USD CME Term SOFR + 2.25%), 6.57%, 11/21/31	93,976	94,192
		894,748

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Machinery – 0.2%
Alliance Laundry Systems LLC, Initial Term B Loan, (1M USD CME Term SOFR + 2.50%), 6.86%, 8/19/31	$94,212	$94,053
Dynamo Midco B.V., Facility B, (1M USD CME Term SOFR + 3.50%), 7.83%, 9/30/31	138,950	139,471
Madison IAQ LLC, 2025 Incremental Term Loan, (6M USD CME Term SOFR + 3.25%, 0.50% Floor), 7.45%, 5/06/32	60,000	60,210
		293,734
Medical Equipment & Devices – 0.2%
Medline Borrower L.P., Third Amendment Incremental Term Loan, (1M USD CME Term SOFR + 2.25%, 0.50% Floor), 6.57%, 10/23/28	93,975	94,034
Sotera Health Holdings LLC, 2024 Refinancing Term Loan, (3M USD CME Term SOFR + 3.25%), 7.55%, 5/30/31	198,500	198,873
		292,907
Metals & Mining – 0.0%(f)
GEO Group (The), Inc., The Term Loan Retired 08/01/2025, (1M USD CME Term SOFR + 5.25%, 0.75% Floor), 9.61%, 4/13/29	29,310	29,339
Publishing & Broadcasting – 0.0%(f)
Gray Television, Inc., Term F Loan, (1M USD CME Term SOFR + 5.25%), 9.58%, 6/04/29	1,000	1,000
Learfield Communications LLC, 2024 Refinancing Term Loan, (1M USD CME Term SOFR + 4.50%), 8.86%, 6/30/28	8,033	8,093
		9,093
Retail - Discretionary – 0.3%
Peer Holding III B.V., Facility B-4B, (3M USD CME Term SOFR + 2.50%), 6.80%, 10/28/30	93,974	94,121
	Par(a)	Value
Retail - Discretionary (Continued)
Peer Holding III B.V., Facility B-5B, (3M USD CME Term SOFR + 2.50%), 6.80%, 7/01/31	$89,550	$89,718
Thermostat Purchaser III, Inc., Initial Term B-1 Loan, (3M USD CME Term SOFR + 4.25%, 0.75% Floor), 8.55%, 8/31/28	206,843	207,274
		391,113
Software – 0.7%
Cloudera, Inc., Initial Term Loan, (1M USD CME Term SOFR + 3.75%, 0.50% Floor), 8.21%, 10/08/28	89,049	85,181
Cotiviti, Inc., Amendment 2 Term Loan, (1M USD CME Term SOFR + 2.75%), 7.08%, 3/26/32	80,000	79,766
Cotiviti, Inc., Initial Fixed Rate Term Loan, (3M USD FIXED + 7.63%), 7.63%, 5/01/31	90,000	90,488
Cotiviti, Inc., Initial Floating Rate Term Loan, (1M USD CME Term SOFR + 2.75%), 7.08%, 5/01/31	108,555	108,193
Dayforce, Inc., First Amendment Refinancing Term Loan, (3M USD CME Term SOFR + 2.00%), 6.31%, 3/01/31	28,423	28,494
DCert Buyer, Inc., First Amendment Refinancing Loan, (1M USD CME Term SOFR + 7.00%), 11.36%, 2/19/29	94,212	83,299
Liftoff Mobile, Inc., Initial Term Loan, (1M USD CME Term SOFR + 3.75%, 0.50% Floor), 8.21%, 10/02/28	59,536	59,300
Modena Buyer LLC, Initial Term Loan, (3M USD CME Term SOFR + 4.50%), 8.81%, 7/01/31	93,739	91,814
Starlight Parent LLC, Initial Term Loan, (1M USD CME Term SOFR + 4.00%), 8.34%, 4/16/32	117,764	116,293
X.AI Corp., Fixed Term Loan, (3M USD FIXED + 0.00%), 12.50%, 6/28/30	130,000	130,511
X.AI Corp., Term Loan, (1M USD CME Term SOFR + 7.25%), 11.55%, 6/28/30	170,000	162,739
		1,036,078

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Specialty Finance – 0.3%
Blackhawk Network Holdings, Inc., Additional Term B-2 Loan, (1M USD CME Term SOFR + 4.00%, 1.00% Floor), 8.36%, 3/12/29	$99,002	$99,343
Boost Newco Borrower LLC, USD Term B-2 Loan, (3M USD CME Term SOFR + 2.00%), 6.30%, 1/31/31	99,501	99,646
CFC Bidco 2022, Ltd., Term Loan B, (3M USD CME Term SOFR + 3.75%), 8.04%, 5/30/32	110,000	109,657
KREF Holdings X LLC, Initial Term Loan, (1M USD CME Term SOFR + 3.25%), 7.59%, 3/05/32	99,750	100,187
Starwood Property Mortgage LLC, 2024 Repricing Term Loan Retired 07/31/2025, (1M USD CME Term SOFR + 2.25%, 0.50% Floor), 6.61%, 11/18/27	46,987	46,928
		455,761
Technology Hardware – 0.1%
Global Tel Link Corp., Initial Term Loan, (1M USD CME Term SOFR + 7.50%, 3.00% Floor), 11.86%, 8/06/29	89,325	88,074
Telecommunications – 0.1%
QualityTech L.P., Term Loan, (1M USD CME Term SOFR + 3.50%), 7.83%, 11/04/31	139,650	139,999
Transportation & Logistics – 0.1%
Brown Group Holding LLC, Incremental Term B-2 Facility, (3M USD CME Term SOFR + 2.50%, 0.50% Floor), 6.83%, 7/01/31	29,477	29,506
United AirLines, Inc., Class B Term Loan, (1M USD CME Term SOFR + 2.00%), 6.35%, 2/22/31	149,167	149,540
		179,046
Total Term Loans (Cost $8,619,766)		8,372,952
	Par(a)	Value

U.S. Government Obligations – 0.7%
U.S. Treasury Notes – 0.7%
3.88%, 4/30/30	$1,000,000	$996,953
3.88%, 6/30/30(e)	20,000	19,928
Total U.S. Government Obligations (Cost $1,008,025)		1,016,881

	Number of Shares
Warrants – 0.1%
Transportation & Logistics – 0.1%
Spirit Airlines LLC*	6,153	86,142
Total Warrants (Cost $74,903)		86,142

Investment Companies – 14.3%
Schwab U.S. REIT ETF	73,125	1,530,506
Vanguard Intermediate-Term Treasury ETF	72,197	4,285,614
Vanguard Long-Term Treasury ETF(e)	187,211	10,373,362
Vanguard Total International Bond ETF	81,366	4,015,412
Total Investment Companies (Cost $20,263,800)		20,204,894

		Par(a)/Number of Shares
Short-Term Investments – 6.1%
Corporate Bonds – 0.2%
Edison International, (5Y US Treasury CMT + 4.70%), 5.38%, 3/09/26(l)(m)		110,000	104,597

Plains All American Pipeline L.P., (3M CME Term SOFR + 4.37%), 8.70%, 8/31/25(c)(m)		130,000	130,074
			234,671
Foreign Issuer Bonds – 0.0%(f)
Brazil Letras do Tesouro Nacional,0.00%, 1/01/26(q)	BRL	114,000	19,200
Money Market Funds – 5.9%
Northern Institutional Funds - Liquid Assets Portfolio, 4.37%(r)(s)		4,415,619	4,415,619

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)/Number of Shares	Value
Money Market Funds (Continued)

Northern Institutional Funds - Treasury Portfolio (Premier), 4.15%(r)	3,998,182	$3,998,182
		8,413,801
Total Short-Term Investments (Cost $8,654,516)		8,667,672

Number of Contracts		Notional Amount
Purchased Options – 0.0%(f)
Call Options - Exchange Traded – 0.0%(f)
3-Month SOFR Future, Strike Price USD 96.38, Expires 12/12/25	36	8,637,300	4,500
Call Options - Over the Counter – 0.0%(f)
Chinese Yuan vs. U.S. Dollar, Strike Price CNY 7.21, Expires 8/28/25, Counterparty: BNP Paribas	1	270,000	281
Chinese Yuan vs. U.S. Dollar, Strike Price CNY 7.22, Expires 10/28/25, Counterparty: BNP Paribas	1	270,000	741
			1,022
Total Purchased Options (Premiums Paid $7,489)			5,522

Total Investments – 101.9% (Cost $136,478,866)	144,560,525
Liabilities less Other Assets – (1.9)%(t)	(2,727,085)
NET ASSETS – 100.0%	$141,833,440

Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
(a)	Par value is in USD unless otherwise indicated.
(b)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2025, these securities had a total value of $31,185,416 or 21.99%
of net assets.

(c)	Variable or floating rate security. Rate as of July 31, 2025 is disclosed.
(d)	When-Issued Security. Coupon rate was not yet in effect at July 31, 2025.
(e)	Security either partially or fully on loan. As of July 31, 2025, the total value of securities on loan is $5,042,446.
(f)	Amount rounds to less than 0.05%.
(g)	Security sold outside United States without registration under the Securities Act of 1933.
(h)	Investment is valued using significant unobservable inputs (Level 3).
(i)	Distributions from this security are made via payments in-kind (PIK) unless otherwise noted in the description.
(j)	Step coupon bond. Rate as of July 31, 2025 is disclosed.

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
(k)	Issuer has defaulted on terms of debt obligation.
(l)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of July 31, 2025 is disclosed.
(m)	Perpetual bond. Maturity date represents next call date.
(n)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of July 31, 2025 is disclosed.

(o)	Position is unsettled. Contract rate was not determined at July 31, 2025 and does not take effect until settlement date.
(p)	Unfunded loan commitment. As of July 31, 2025, total value of unfunded loan commitment is $1,612.
(q)	Zero coupon bond.
(r)	7-day current yield as of July 31, 2025 is disclosed.
(s)	Security purchased with the cash proceeds from securities loaned. As of July 31, 2025, total cash collateral has a value of $4,415,619 and total non-cash collateral has a value of $737,601.
(t)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures, and swap.
*	Non-Income Producing Security

Abbreviations:

1M	1 Month
3M	3 Month
5Y	5 Year
6M	6 Month
10Y	10 Year
30D	30 Day
ABS	Asset-Backed Security
ADR	American Depositary Receipt
AUD	Australian Dollar
BRL	Brazilian Real
BZDIO	Brazil Interbank Rate
CDX	Credit Default Swap Index
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity
CNY	Chinese Offshore Yuan
CR	Custodial Receipts
ETF	Exchange-Traded Fund
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	British Pound
INR	Indian Rupee
JMD	Jamaican Dollar
L.P.	Limited Partnership
LLC	Limited Liability Company
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	United States Secured Overnight Financing Rate
STACR	Structured Agency Credit Risk
TIIE	Tasa de Interés Interbancaria de Equilibrio
ULC	Unlimited Liability Corporation
USD	United States Dollar
UYU	Uruguay Peso

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
Futures Contracts outstanding at July 31, 2025: Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro-Bund	2	9/10/2025	EUR	296,027	$(3,297)
10-Year Australian Treasury Bond	7	9/15/2025	AUD	511,876	(3,032)
10-Year U.S. Treasury Note	41	9/19/2025	USD	4,553,562	(15,563)
U.S. Treasury Long Bond	21	9/19/2025	USD	2,397,938	47,032
Ultra U.S. Treasury Bond	5	9/19/2025	USD	586,563	10,787
Long Gilt	2	9/26/2025	GBP	243,422	2,636
2-Year U.S. Treasury Note	18	9/30/2025	USD	3,725,719	(3,067)
5-Year U.S. Treasury Note	53	9/30/2025	USD	5,733,109	18,517
Total Long Contracts					$54,013

Forward Foreign Currency Exchange Contracts outstanding at July 31, 2025:

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

10/16/25	U.S. Dollars	297,205	British Pounds	217,642	Goldman Sachs	$9,560
10/16/25	U.S. Dollars	428,704	Indian Rupees	36,930,481	Citibank	8,446
10/16/25	U.S. Dollars	240,879	Chinese Offshore Yuan	1,715,208	Citibank	1,545
10/16/25	U.S. Dollars	58,875	Euro	50,000	Goldman Sachs	1,515
9/03/25	U.S. Dollars	234,754	Brazilian Reals	1,320,000	Citibank	1,167
8/04/25	U.S. Dollars	471,707	Brazilian Reals	2,640,000	Citibank	751
10/16/25	U.S. Dollars	88,913	Mexican Pesos	1,679,356	Morgan Stanley	647
10/16/25	Chinese Offshore Yuan	1,260,000	U.S. Dollars	175,742	BNP Paribas	74
Total Unrealized Appreciation						$23,705

10/16/25	British Pounds	100,000	U.S. Dollars	133,286	Goldman Sachs	$(1,122)
8/04/25	Brazilian Reals	2,640,000	U.S. Dollars	472,185	Citibank	(1,230)
10/16/25	Australian Dollars	554,905	U.S. Dollars	362,103	JPMorgan Chase	(4,956)
10/16/25	Euro	224,484	U.S. Dollars	262,485	JPMorgan Chase	(4,958)
10/16/25	Japanese Yen	55,082,202	U.S. Dollars	379,494	Goldman Sachs	(10,994)
Total Unrealized Depreciation						$(23,260)
Net Unrealized Appreciation						$445

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
Interest Rate Swap Contracts outstanding at July 31, 2025: Centrally Cleared

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day MXN TIIE Funding Rate (Monthly)	8.90% (Monthly)	11/16/2029	MXN	20,240,000	$45,921	$—	$45,921
3.49% (Annually)	1-Day USD SOFR (Annually)	5/31/2032	USD	1,300,000	13,621	6,199	7,422
1-Day MXN TIIE Funding Rate (Monthly)	8.89% (Monthly)	11/10/2034	MXN	3,550,000	8,597	—	8,597
Total					$68,139	$6,199	$61,940

Interest Rate Swap Contracts outstanding at July 31, 2025: Over the Counter

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day BRL BZDIO (At Maturity)	11.03% (At Maturity)	JPMorgan Chase	1/02/2026	BRL	4,988,414	$(28,250)	$—	$(28,250)
1-Day BRL BZDIO (At Maturity)	10.26% (At Maturity)	JPMorgan Chase	1/02/2029	BRL	3,493,323	(87,175)	—	(87,175)
Total						$(115,425)	$—	$(115,425)
Credit Default Swap Contracts outstanding - Buy Protection as of July 31, 2025:
Centrally Cleared
Reference Obligation	Fixed Deal Pay Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index Series 44 (Pay Quarterly)	5.00%	6/20/2030	USD	228,000	$(17,829)	$(10,556)	$(7,273)
MGM Resorts International, 4.75%, Due: 10/15/2028 (Pay Quarterly)	5.00%	6/20/2030	USD	75,000	(10,409)	(9,915)	(494)
Total					$(28,238)	$(20,471)	$(7,767)

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
Credit Default Swap Contracts outstanding - Sell Protection as of July 31, 2025: Centrally Cleared

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Caesars Entertainment, Inc., 4.63%, Due: 10/15/2029 (Pay Quarterly)	2.44%	5.00%	6/20/2030	USD	75,000	$8,525	$8,109	$416
Total						$8,525	$8,109	$416

Total Return Swap Contracts outstanding as of July 31, 2025: Over the Counter

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date	Counterparty		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day USD SOFR +0.04% (At Maturity)	Western Asset Management Emerging Markets Frontier Custom Basket	10/03/2025	JPMorgan Chase	USD	445,000	$3,162	$—	$3,162
Total						$3,162	$—	$3,162
Valuation Hierarchy
The following is a summary of the inputs used, as of July 31, 2025, in valuing the Fund's investments carried at fair value:
Morningstar Global Income Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$—	$5,016,422	$—	$5,016,422
Common Stocks	40,896,709	24,917,802	— *	65,814,511
Corporate Bonds	—	11,650,140	170,352	11,820,492
Foreign Government Inflation-Linked Bonds	—	1,602	—	1,602
Foreign Issuer Bonds	—	7,713,673	—	7,713,673
Master Limited Partnerships	3,507,245	—	—	3,507,245
Mortgage-Backed Securities	—	12,332,517	—	12,332,517
Term Loans	—	8,372,952	—	8,372,952
U.S. Government Obligations	—	1,016,881	—	1,016,881
Warrants	—	86,142	—	86,142
Investment Companies	20,204,894	—	—	20,204,894
Short-Term Investments	8,413,801	253,871	—	8,667,672

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
Morningstar Global Income Fund	Level 1	Level 2	Level 3	Totals
Purchased Options	$—	$5,522	$—	$5,522
Total Investments	$73,022,649	$71,367,524	$170,352	$144,560,525

*Includes securities determined to have no value as of July 31, 2025.

Morningstar Global Income Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Futures Contracts	$78,972	$—	$—	$78,972
Forward Foreign Currency Exchange Contracts	—	23,705	—	23,705
Swap Contracts	—	65,518	—	65,518
Total Assets - Derivative Financial Instruments	$78,972	$89,223	$—	$168,195
Liabilities:
Futures Contracts	$(24,959)	$—	$—	$(24,959)
Forward Foreign Currency Exchange Contracts	—	(23,260)	—	(23,260)
Swap Contracts	—	(123,192)	—	(123,192)
Total Liabilities - Derivative Financial Instruments	$(24,959)	$(146,452)	$—	$(171,411)
Net Derivative Financial Instruments	$54,013	$(57,229)	$—	$(3,216)

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments
Morningstar Total Return Bond Fund

	Par(a)	Value
Long Positions – 113.0%
Asset-Backed Securities – 7.0%
Consumer Services – 0.1%
Avis Budget Rental Car Funding AESOP LLC,
Series 2025-2A, Class A, 5.12%, 8/20/31(b)	$1,000,000	$1,014,700
Series 2025-2A, Class B, 5.51%, 8/20/31(b)	600,000	604,989
		1,619,689
Leisure Facilities & Services – 0.0%(c)
Five Guys Holdings, Inc., Series 2023-1A, Class A2, 7.55%, 1/26/54(b)	297,750	306,191
Other – 6.7%
AASET, Series 2025-1A, Class A, 5.94%, 2/16/50(b)	261,678	265,512
AASET MT-1 Ltd., Series 2025-2A, Class A, 5.52%, 2/16/50(b)	546,640	551,338
Affirm Master Trust, Series 2025-1A, Class A, 4.99%, 2/15/33(b)	304,000	305,260
AGL CLO 42 Ltd.,
Series 2025-42A, Class B, (3M CME Term SOFR + 1.65%), 5.92%, 7/22/38(b)(d)	2,800,000	2,810,443
Series 2025-42A, Class C, (3M CME Term SOFR + 1.80%), 6.07%, 7/22/38(b)(d)	350,000	350,122

AGL Core CLO 38 Ltd., Series 2025-38A, Class A1, (3M CME Term SOFR + 1.24%), 5.57%, 1/20/38(b)(d)	250,000	250,381
BCC Middle Market CLO LLC, Series 2019-1A, Class A1RR, (3M CME Term SOFR + 1.45%), 5.72%, 7/15/36(b)(d)	1,650,000	1,652,266
Benefit Street Partners CLO X Ltd., Series 2016-10A, Class A1R3, (3M CME Term SOFR + 1.30%), 5.63%, 7/20/38(b)(d)	322,000	322,620
Blue Stream Issuer LLC, Series 2024-1A, Class A2, 5.41%, 11/20/54(b)	1,000,000	1,003,017
	Par(a)	Value
Other (Continued)

BlueMountain Fuji U.S. CLO II Ltd., Series 2017-2A, Class A1AR, (3M CME Term SOFR + 1.26%), 5.59%, 10/20/30(b)(d)	$170,179	$170,331
BXMT Ltd., Series 2025-FL5, Class A, (1M CME Term SOFR + 1.64%), 5.99%, 10/18/42(b)(d)	116,000	115,685
Canyon CLO Ltd., Series 2020-3A, Class A1R, (3M CME Term SOFR + 1.40%, 1.40% Floor), 5.72%, 10/15/37(b)(d)	330,000	331,218
Carbone CLO Ltd., Series 2017-1A, Class A1, (3M CME Term SOFR + 1.40%), 5.73%, 1/20/31(b)(d)	69,591	69,656
Carlyle Global Market Strategies CLO Ltd., Series 2014-1A, Class A1R2, (3M CME Term SOFR + 1.23%, 0.97% Floor), 5.55%, 4/17/31(b)(d)	42,132	42,153
CARS-DB4 L.P., Series 2020-1A, Class A6, 3.81%, 2/15/50(b)	244,844	228,191
Carva CLO VIII-C Ltd., Series 2022-2A, Class A1R, (3M CME Term SOFR + 1.42%, 1.42% Floor), 5.75%, 10/22/37(b)(d)	250,000	250,957
Castlelake Aircraft Structured Trust, Series 2025-2A, Class A, 5.47%, 8/15/50(b)(e)	1,700,000	1,699,966
Cerberus Loan Funding 50 LLC,
Series 2025-1A, Class A, (3M CME Term SOFR + 1.65%), 5.97%, 7/15/37(b)(d)	800,000	804,257
Series 2025-1A, Class B, (3M CME Term SOFR + 1.95%), 6.27%, 7/15/37(b)(d)	800,000	798,598
Cerberus Loan Funding 51 LLC,
Series 2025-2A, Class A, (3M CME Term SOFR + 1.52%), 5.75%, 10/15/37(b)(d)(e)	500,000	500,000

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Other (Continued)
Cerberus Loan Funding 51 LLC,
Series 2025-2B, Class B, (3M CME Term SOFR + 1.82%), 6.05%, 10/15/37(b)(d)(e)	$500,000	$500,000
CIFC Funding Ltd.,
Series 2017-4A, Class A1R, (3M CME Term SOFR + 1.21%, 0.95% Floor), 5.53%, 10/24/30(b)(d)	65,435	65,459
Series 2025-2A, Class A, (3M CME Term SOFR + 1.13%), 5.41%, 4/15/38(b)(d)	250,000	249,755

Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4, Class M3A, (1M CME Term SOFR + 3.86%, 3.75% Floor), 8.22%, 7/25/37(d)	500,000	485,465
CLI Funding IX LLC, Series 2025-1A, Class A, 5.35%, 6/20/50(b)	842,562	843,847
Compass Datacenters Issuer II LLC, Series 2025-1A, Class A1, 5.32%, 5/25/50(b)	1,000,000	1,007,375
CWABS Asset-Backed Certificates Trust, Series 2006-14, Class M1, (1M CME Term SOFR + 0.55%, 0.44% Floor), 4.90%, 2/25/37(d)	109,935	93,126
DB Master Finance LLC, Series 2021-1A, Class A23, 2.79%, 11/20/51(b)	820,250	711,481
Dewolf Park CLO Ltd., Series 2017-1A, Class AR, (3M CME Term SOFR + 1.18%, 0.90% Floor), 5.50%, 10/15/30(b)(d)	86,498	86,514
Diameter Capital CLO 10 Ltd., Series 2025-10A, Class A, (3M CME Term SOFR + 1.31%), 5.60%, 4/20/38(b)(d)	500,000	500,944
Dryden 40 Senior Loan Fund, Series 2015-40A, Class AR2, (3M CME Term SOFR + 1.15%, 1.15% Floor), 5.48%, 8/15/31(b)(d)	158,275	158,195
	Par(a)	Value
Other (Continued)

EFMT, Series 2025-CES4, Class A1, (Step to 6.43% on 8/25/29), 5.43%, 6/25/60(b)(f)	$1,050,000	$1,049,997
Enterprise Fleet Financing LLC, Series 2024-4, Class A4, 4.70%, 6/20/31(b)	50,000	50,334
FIGRE Trust,
Series 2025-HE1, Class A, 5.83%, 1/25/55(b)	804,000	810,365
Series 2025-PF1, Class A, 5.76%, 6/25/55(b)	750,220	754,371
Series 2025-PF1, Class B, 5.91%, 6/25/55(b)	684,575	687,351
First Franklin Mortgage Loan Trust,
Series 2003-FF4, Class M1, (1M CME Term SOFR + 1.91%, 1.80% Floor), 6.24%, 10/25/33(d)	183,376	181,103
Series 2006-FF13, Class A1, (1M CME Term SOFR + 0.35%, 0.24% Floor), 4.71%, 10/25/36(d)	25,252	16,150
Series 2006-FF13, Class A2C, (1M CME Term SOFR + 0.43%, 0.32% Floor), 4.79%, 10/25/36(d)	14,733	9,559

FNA 8 LLC, Series 2025-1, Class A, 5.62%, 3/15/45(b)	97,141	97,168
GoldenTree Loan Management U.S. CLO 23 Ltd., Series 2024-23A, Class B, (3M CME Term SOFR + 1.60%, 1.60% Floor), 5.93%, 1/20/39(b)(d)	610,000	611,378
Golub Capital Partners CLO 16M-R3,
Series 2013-16A, Class A1R3, (3M CME Term SOFR + 1.63%), 5.95%, 8/09/39(b)(d)	1,500,000	1,504,443
Series 2013-16A, Class BR3, (3M CME Term SOFR + 1.95%), 6.27%, 8/09/39(b)(d)	1,600,000	1,596,377

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Other (Continued)

Golub Capital Partners CLO 49M Ltd., Series 2020-49A, Class A1R2, (3M CME Term SOFR + 1.52%), 5.84%, 7/20/38(b)(d)	$850,000	$850,000
Golub Capital Partners CLO 54M L.P, Series 2021-54A, Class A2R, (3M CME Term SOFR + 1.70%), 5.80%, 8/05/37(b)(d)	800,000	800,000
GoodLeap Home Improvement Solutions Trust,
Series 2024-1A, Class A, 5.35%, 10/20/46(b)	116,367	117,262
Series 2025-1A, Class A, 5.38%, 2/20/49(b)	253,283	254,880
Series 2025-1A, Class B, 6.27%, 2/20/49(b)	49,488	50,315

GreenSky Home Improvement Issuer Trust, Series 2025-2A, Class B, 5.07%, 6/25/60(b)	850,000	850,655
GSAA Home Equity Trust, Series 2006-4, Class 1A1, 4.14%, 3/25/36(g)	40,908	27,500
HLEND CLO LLC, Series 2025-4A, Class B, (3M CME Term SOFR + 1.85%), 6.08%, 8/15/37(b)(d)(e)	1,650,000	1,650,221
Hotwire Funding LLC, Series 2024-1A, Class A2, 5.89%, 6/20/54(b)	800,000	808,070
HPS Private Credit CLO LLC, Series 2025-3A, Class B, (3M CME Term SOFR + 2.05%), 6.31%, 7/20/37(b)(d)	3,250,000	3,244,857
Huntington Bank Auto Credit-Linked Notes, Series 2024-2, Class B2, (30D Average SOFR + 1.35%), 5.70%, 10/20/32(b)(d)	160,522	161,318
JCP Direct Lending CLO LLC,
Series 2023-1A, Class A1R, (3M CME Term SOFR + 1.65%), 5.98%, 7/20/37(b)(d)	350,000	351,836
Series 2023-1A, Class AJR, (3M CME Term SOFR + 1.78%), 6.11%, 7/20/37(b)(d)	1,000,000	1,003,744
	Par(a)	Value
Other (Continued)

LCM 36 Ltd., Series 36A, Class A1R, (3M CME Term SOFR + 1.07%), 5.39%, 1/15/34(b)(d)	$250,000	$250,389
Lendmark Funding Trust, Series 2025-1A, Class A, 4.94%, 9/20/34(b)	145,000	145,607
Long Beach Mortgage Loan Trust, Series 2006-6, Class 2A3, (1M CME Term SOFR + 0.41%, 0.30% Floor), 4.77%, 7/25/36(d)	702,058	274,360
Lyra Music Assets Delaware L.P., Series 2025-1A, Class A2, 5.60%, 9/20/65(b)	100,000	99,999
Madison Park Funding LXV Ltd., Series 2025-65A, Class C, (3M CME Term SOFR + 1.80%), 6.12%, 7/16/38(b)(d)	800,000	800,000
MAPS Trust, Series 2021-1A, Class A, 2.52%, 6/15/46(b)	1,757,603	1,654,897
Mariner Finance Issuance Trust,
Series 2024-BA, Class A, 4.91%, 11/20/38(b)	134,000	134,678
Series 2055-AA, Class A, 4.98%, 5/20/38(b)	219,000	220,727

MFA Trust, Series 2024-NPL1, Class A1, (Step to 0.36% on 8/25/25), 6.33%, 9/25/54(f)	94,503	94,610
MidOcean Credit CLO XI Ltd., Series 2022-11A, Class A1R2, (3M CME Term SOFR + 1.21%, 1.21% Floor), 5.54%, 1/18/36(b)(d)	370,000	370,777
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-HE8, Class A2FP, (1M CME Term SOFR + 0.18%, 0.07% Floor), 4.54%, 10/25/36(d)	29,569	12,716
Series 2007-HE2, Class A2B, (1M CME Term SOFR + 0.20%, 0.09% Floor), 4.56%, 1/25/37(d)	1,775,498	807,989

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Other (Continued)

Nelnet Student Loan Trust, Series 2025-AA, Class A1B, (30D Average SOFR + 1.10%), 5.44%, 3/15/57(b)(d)	$100,025	$99,451
Neuberger Berman CLO Ltd., Series 2019-32RA, Class B, (3M CME Term SOFR + 1.65%), 5.98%, 7/20/39(b)(d)	800,000	800,999
OCL CLO Ltd., Series 2025-40A, Class A, (3M CME Term SOFR + 1.14%), 5.46%, 4/16/38(b)(d)	250,000	249,757
OCP Aegis CLO Ltd., Series 2024-39A, Class A1, (3M CME Term SOFR + 1.22%, 1.22% Floor), 5.54%, 1/16/37(b)(d)	250,000	250,500
Option One Mortgage Loan Trust, Series 2007-FXD1, Class 3A4, (Step to 3.93% on 10/25/25), 5.86%, 1/25/37(f)	27,461	26,683
Owl Rock CLO VII LLC, Series 2022-7A, Class AR, (3M CME Term SOFR + 1.40%), 5.73%, 4/20/38(b)(d)	500,000	497,165
Park Blue CLO Ltd., Series 2025-9A, Class A1, (3M CME Term SOFR + 1.35%), 5.58%, 10/20/38(b)(d)(e)	250,000	250,000
PFP Ltd.,
Series 2025-12, Class A, (1M CME Term SOFR + 1.49%), 5.84%, 12/18/42(b)(d)	1,500,000	1,501,752
Series 2025-12, Class AS, (1M CME Term SOFR + 1.74%), 6.09%, 12/18/42(b)(d)	1,000,000	1,006,818
Series 2025-12, Class B, (1M CME Term SOFR + 2.04%), 6.39%, 12/18/42(b)(d)	200,000	199,847

QTS Issuer ABS I LLC, Series 2025-1A, Class A2, 5.44%, 5/25/55(b)	1,600,000	1,608,302
RCKT Mortgage Trust,
Series 2025-CES6, Class A1A, (Step to 6.47% on 7/25/29), 5.47%, 6/25/55(b)(f)	1,680,918	1,688,246
	Par(a)	Value
Other (Continued)
RCKT Mortgage Trust,
Series 2025-CES7, Class A1B, (Step to 6.48% on 8/25/29), 5.48%, 7/25/55(b)(f)	$800,000	$799,918

Regatta 32 Funding Ltd., Series 2025-4A, Class A1, (3M CME Term SOFR + 1.34%), 5.63%, 7/25/38(b)(d)	250,000	250,783
Regatta IX Funding Ltd., Series 2017-1A, Class B1R, (3M CME Term SOFR + 2.00%, 2.00% Floor), 6.32%, 4/17/37(b)(d)	360,000	361,720
Republic Finance Issuance Trust,
Series 2024-B, Class A, 5.42%, 11/20/37(b)	212,000	214,179
Series 2024-B, Class B, 5.86%, 11/20/37(b)	100,000	101,150

Sagard-Halseypoint CLO 8 Ltd., Series 2024-8A, Class A1, (3M CME Term SOFR + 1.39%), 5.70%, 1/30/38(b)(d)	250,000	251,078
SERVPRO Master Issuer LLC, Series 2024-1A, Class A2, 6.17%, 1/25/54(b)	837,250	858,717
Silver Point CLO Ltd., Series 2024-7A, Class A1, (3M CME Term SOFR + 1.36%, 1.36% Floor), 5.68%, 1/15/38(b)(d)	250,000	250,937
Slam Ltd., Series 2024-1A, Class A, 5.34%, 9/15/49(b)	94,727	94,576
SMB Private Education Loan Trust, Series 2024-A, Class A1B, (30D Average SOFR + 1.45%, 1.45% Floor), 5.79%, 3/15/56(b)(d)	101,943	103,238
SoFi Consumer Loan Program Trust, Series 2025-1, Class A, 4.80%, 2/27/34(b)	422,572	423,026
Sound Point CLO Ltd., Series 2025-1RA, Class C, (3M CME Term SOFR + 2.10%), 6.42%, 2/20/38(b)(d)	1,000,000	1,005,347
SSI ABS Issuer LLC, Series 2025-1, Class A, 6.15%, 7/25/65(b)	246,380	245,806

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Other (Continued)

Stack Infrastructure Issuer LLC, Series 2025-1, Class A, 5.00%, 5/25/50(b)		$1,300,000	$1,281,114
STAR Trust,
Series 2025-SFR6, Class A, (1M CME Term SOFR + 1.40%), 5.76%, 8/17/42(b)(d)		500,000	501,092
Series 2025-SFR6, Class B, (1M CME Term SOFR + 1.65%), 6.01%, 8/17/42(b)(d)		500,000	501,562

Store Master Funding I-VII, XIV, XIX, XX, Series 2021-1A, Class A4, 3.70%, 6/20/51(b)		293,875	255,325
Stream Innovations Issuer Trust, Series 2025-1A, Class A, 5.05%, 9/15/45(b)		90,370	90,500
Sycamore Tree CLO Ltd., Series 2021-1A, Class AR, (3M CME Term SOFR + 1.39%, 1.39% Floor), 5.72%, 1/20/38(b)(d)		250,000	251,097
TCI-Symphony CLO Ltd., Series 2016-1A, Class AR2, (3M CME Term SOFR + 1.28%, 1.02% Floor), 5.60%, 10/13/32(b)(d)		130,566	130,675
Tricon Residential Trust, Series 2025-SFR2, Class B, 5.42%, 8/09/44(b)(e)		1,000,000	998,217
Trimaran CAVU Ltd., Series 2024-1A, Class A, (3M CME Term SOFR + 1.38%, 1.38% Floor), 5.70%, 1/25/38(b)(d)		250,000	250,912
Triton Container Finance IX LLC, Series 2025-1A, Class A, 5.43%, 6/20/50(b)		794,000	797,704
Vantage Data Centers Germany Borrower Lux S.a.r.l., Series 2025-1X, Class A2, 4.29%, 6/28/50	EUR	171,000	197,062
Vista Point Securitization Trust, Series 2025-CES1, Class A1, (Step to 6.81% on 4/25/29), 5.81%, 4/25/55(b)(f)		1,504,909	1,506,332
		Par(a)	Value
Other (Continued)

WaMu Asset-Backed Certificates Trust, Series 2007-HE2, Class 2A3, (1M CME Term SOFR + 0.36%, 0.36% Floor), 4.72%, 4/25/37(d)		$8,809,556	$3,172,742
Warwick Capital CLO Ltd., Series 2024-5A, Class A1, (3M CME Term SOFR + 1.36%, 1.36% Floor), 5.69%, 1/20/38(b)(d)		321,000	322,217
Washington Mutural Asset-Backed Certificates Trust,
Series 2007-HE1, Class 2A1, (1M CME Term SOFR + 0.23%, 0.12% Floor), 4.59%, 11/25/36(d)		4,064	1,261
Series 2007-HE1, Class 2A2, (1M CME Term SOFR + 0.45%, 0.34% Floor), 4.81%, 11/25/36(d)		35,848	11,175

Wendy's Funding LLC, Series 2022-1A, Class A2II, 4.54%, 3/15/52(b)		145,474	138,924
			63,178,041
Specialty Finance – 0.2%
Dowson PLC,
Series 2024-1, Class E, (SONIO/N Index + 3.95%), 8.17%, 8/20/31(d)	GBP	116,000	152,865
Series 2024-1, Class F, (SONIO/N Index + 6.95%), 11.17%, 8/20/31(d)		170,000	224,044

Neuberger Berman CLO XXI Ltd., Series 2016-21A, Class A1R3, (3M CME Term SOFR + 1.32%, 1.32% Floor), 5.65%, 1/20/39(b)(d)		340,000	341,018
Textainer Marine Containers VII Ltd., Series 2021-3A, Class A, 1.94%, 8/20/46(b)		1,030,000	915,232
			1,633,159
Total Asset-Backed Securities (Cost $66,826,876)			66,737,080

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Number of Shares	Value
Common Stocks – 0.1%
Asset Management – 0.0%(c)
WM Cayman Holdings Ltd. II(h)*	405	$10,125
Banking – 0.1%
JP Morgan Chase & Co.	1,087	322,013
Electric Utilities – 0.0%(c)
Vistra Corp.	287	59,851
Electrical Equipment – 0.0%(c)
GE Vernova, Inc.	127	83,857
Oil & Gas Supply Chain – 0.0%(c)
Kinder Morgan, Inc.	1,507	42,286
Real Estate Investment Trusts – 0.0%(c)
Invitation Homes, Inc.	2,564	78,587
Specialty Finance – 0.0%(c)
Blackstone Mortgage Trust, Inc., Class A(i)	9,994	184,689
Total Common Stocks (Cost $649,450)		781,408

	Par(a)
Convertible Bonds – 0.0%(c)
Telecommunications – 0.0%(c)
WOM Chile Holdco S.p.A., 5.00%, 4/01/32(b)(j)	$213,385	205,917
Total Convertible Bonds (Cost $186,617)		205,917

	Number of Shares
Convertible Preferred Stocks – 0.0%(c)
Aerospace & Defense – 0.0%(c)
Boeing (The) Co., 6.00%	800	56,560
Total Convertible Preferred Stocks (Cost $40,000)		56,560

	Par(a)
Corporate Bonds – 14.5%
Aerospace & Defense – 0.1%
Boeing (The) Co.,
6.53%, 5/01/34	$150,000	163,261
3.75%, 2/01/50	240,000	169,730
7.01%, 5/01/64	105,000	115,869
	Par(a)	Value
Aerospace & Defense (Continued)

Howmet Aerospace, Inc., 3.00%, 1/15/29	$560,000	$533,951
L3Harris Technologies, Inc., 5.25%, 6/01/31	40,000	41,170
Northrop Grumman Corp.,
4.03%, 10/15/47	206,000	163,703
4.95%, 3/15/53	73,000	65,284
		1,252,968
Asset Management – 0.2%
Apollo Management Holdings L.P., 2.65%, 6/05/30(b)	360,000	328,262
KKR Group Finance Co. VIII LLC, 3.50%, 8/25/50(b)	500,000	345,520
Nuveen LLC, 5.85%, 4/15/34(b)	320,000	332,114
Prime Investments Group Ltd., 11.00%, 5/01/30	112,000	111,782
TPG Operating Group II L.P., 5.88%, 3/05/34	320,000	332,329
Voya Financial, Inc., 4.80%, 6/15/46	390,000	336,856
		1,786,863
Automotive – 0.0%(c)
General Motors Financial Co., Inc., 6.10%, 1/07/34	166,000	171,278
Banking – 1.7%
Bank of America Corp.,
(SOFR + 1.34%), 5.93%, 9/15/27(k)	343,000	348,161
(3M CME Term SOFR + 1.30%), 3.42%, 12/20/28(k)	433,000	422,823
(SOFR + 0.83%), 4.98%, 1/24/29(k)	364,000	368,519
(SOFR + 1.57%), 5.82%, 9/15/29(k)	140,000	145,445
(5Y US Treasury CMT + 2.68%), 6.63%, 5/01/30(k)(l)	800,000	819,242
(3M CME Term SOFR + 1.44%), 3.19%, 7/23/30(k)	39,000	37,103
(5Y US Treasury CMT + 2.35%), 6.25%, 7/26/30(k)(l)	25,000	24,914
(SOFR + 1.00%), 5.16%, 1/24/31(k)	102,000	104,356
(SOFR + 1.37%), 1.92%, 10/24/31(k)	87,000	75,872

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Banking (Continued)
Bank of America Corp.,
(SOFR + 1.32%), 2.69%, 4/22/32(k)	$234,000	$209,824
(SOFR + 1.33%), 2.97%, 2/04/33(k)	569,000	509,386
(SOFR + 1.83%), 4.57%, 4/27/33(k)	267,000	262,861
(SOFR + 1.91%), 5.29%, 4/25/34(k)	51,000	51,955
(SOFR + 1.70%), 5.74%, 2/12/36(k)	780,000	793,505
(SOFR + 1.88%), 2.83%, 10/24/51(k)	40,000	25,005
Citigroup, Inc.,
(SOFR + 1.14%), 4.64%, 5/07/28(k)	398,000	398,404
(SOFR + 0.87%), 4.79%, 3/04/29(k)	373,000	374,962
(5Y US Treasury CMT + 2.69%), 7.13%, 8/15/29(k)(l)	400,000	409,103
(SOFR + 1.36%), 5.17%, 2/13/30(k)	168,000	171,057
(5Y US Treasury CMT + 2.57%), 6.75%, 2/15/30(i)(k)(l)	400,000	401,691
(3M CME Term SOFR + 1.60%), 3.98%, 3/20/30(k)	90,000	88,085
(5Y US Treasury CMT + 2.89%), 6.88%, 8/15/30(k)(l)	325,000	327,763
(SOFR + 1.34%), 4.54%, 9/19/30(k)	183,000	182,257
(SOFR + 1.42%), 2.98%, 11/05/30(k)	274,000	255,842
(SOFR + 1.15%), 2.67%, 1/29/31(k)	291,000	266,552
(SOFR + 1.46%), 4.95%, 5/07/31(k)	170,000	171,614
(SOFR + 1.35%), 3.06%, 1/25/33(k)	36,000	32,246
(SOFR + 1.94%), 3.79%, 3/17/33(k)	470,000	438,955
(SOFR + 2.06%), 5.83%, 2/13/35(k)	720,000	732,167
JP Morgan Chase & Co.,
(SOFR + 1.33%), 6.07%, 10/22/27(k)	45,000	45,816
(SOFR + 0.93%), 5.57%, 4/22/28(k)	409,000	416,239
(SOFR + 0.93%), 4.98%, 7/22/28(k)	117,000	118,126
(SOFR + 0.86%), 4.51%, 10/22/28(k)	842,000	842,991
	Par(a)	Value
Banking (Continued)
JP Morgan Chase & Co.,
(SOFR + 0.80%), 4.92%, 1/24/29(k)	$57,000	$57,620
(SOFR + 1.02%), 2.07%, 6/01/29(k)	540,000	506,010
(SOFR + 1.31%), 5.01%, 1/23/30(k)	530,000	538,936
(SOFR + 1.13%), 5.00%, 7/22/30(k)	1,997,000	2,030,893
(SOFR + 1.01%), 5.14%, 1/24/31(k)	249,000	254,471
(SOFR + 1.44%), 5.10%, 4/22/31(i)(k)	8,000	8,181
(SOFR + 1.07%), 1.95%, 2/04/32(k)	32,000	27,762
(SOFR + 1.32%), 5.50%, 1/24/36(k)	553,000	567,356
(SOFR + 1.68%), 5.57%, 4/22/36(k)	507,000	523,569
(SOFR + 1.64%), 5.58%, 7/23/36(k)	115,000	116,490
(SOFR + 2.44%), 3.11%, 4/22/51(k)	171,000	114,793

KeyBank N.A., 5.00%, 1/26/33	350,000	346,520
Wells Fargo & Co.,
(SOFR + 1.07%), 5.71%, 4/22/28(k)	259,000	264,051
(SOFR + 1.11%), 5.24%, 1/24/31(k)	382,000	391,097
(SOFR + 1.50%), 3.35%, 3/02/33(k)	49,000	44,856
(SOFR + 2.10%), 4.90%, 7/25/33(k)	18,000	17,984
(SOFR + 2.02%), 5.39%, 4/24/34(k)	384,000	392,893
(SOFR + 1.78%), 5.50%, 1/23/35(k)	22,000	22,545
(SOFR + 2.13%), 4.61%, 4/25/53(k)	25,000	21,336
		16,120,204
Biotechnology & Pharmaceuticals – 0.1%
Amgen, Inc.,
3.00%, 1/15/52	43,000	27,301
4.40%, 2/22/62	65,000	50,044
Pfizer, Inc.,
1.75%, 8/18/31	25,000	21,496
2.70%, 5/28/50	95,000	58,063

Royalty Pharma PLC, 3.55%, 9/02/50	500,000	338,817
		495,721

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Cable & Satellite – 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.,
4.50%, 5/01/32	$150,000	$136,104
4.25%, 1/15/34(b)	118,000	101,675
Charter Communications Operating LLC/Charter Communications Operating Capital,
6.65%, 2/01/34	25,000	26,501
6.55%, 6/01/34	286,000	301,569
6.38%, 10/23/35	99,000	102,347
3.50%, 3/01/42	16,000	11,257
5.75%, 4/01/48	50,000	44,250
4.80%, 3/01/50	171,000	132,591
3.70%, 4/01/51	33,000	21,303
3.90%, 6/01/52	663,000	439,552
5.25%, 4/01/53	48,000	39,577
3.85%, 4/01/61	245,000	150,634
3.95%, 6/30/62	679,000	422,567
5.50%, 4/01/63	17,000	13,914

Comcast Corp., 2.99%, 11/01/63	212,000	118,171
		2,062,012
Chemicals – 0.0%(c)
Dow Chemical (The) Co., 6.90%, 5/15/53(i)	200,000	209,340
Commercial Support Services – 0.0%(c)
GXO Logistics, Inc., 6.25%, 5/06/29	320,000	332,846
Construction Materials – 0.0%(c)
Owens Corning, 5.95%, 6/15/54(i)	330,000	332,435
Containers & Packaging – 0.1%
Amcor Flexibles North America, Inc., 2.63%, 6/19/30	360,000	326,666
Berry Global, Inc., 5.80%, 6/15/31	310,000	325,095
Sonoco Products Co., 5.00%, 9/01/34(i)	340,000	330,571
		982,332
Electric Utilities – 1.6%
AEP Texas, Inc.,
5.70%, 5/15/34	125,000	127,620
3.45%, 5/15/51	174,000	116,288

AEP Transmission Co. LLC, 3.15%, 9/15/49	211,000	140,351
Alabama Power Co.,
6.00%, 3/01/39	28,000	29,821
3.75%, 3/01/45	12,000	9,283
	Par(a)	Value
Electric Utilities (Continued)

Allete, Inc., 5.79%, 7/09/37	$300,000	$300,000
Baltimore Gas and Electric Co., 3.75%, 8/15/47	30,000	22,805
CMS Energy Corp., (5Y US Treasury CMT + 1.96%), 6.50%, 6/01/55(k)	330,000	332,743
Consumers Energy Co., 5.05%, 5/15/35(i)	44,000	44,148
Continuum Energy Pte. Ltd., 12.85%, 9/11/27(h)	218,366	218,366
Dominion Energy, Inc., (5Y US Treasury CMT + 2.51%), 7.00%, 6/01/54(k)	180,000	192,026
Duke Energy Carolinas LLC,
3.75%, 6/01/45	349,000	269,996
3.70%, 12/01/47	41,000	30,538
Duke Energy Corp.,
3.95%, 8/15/47	88,000	66,031
3.50%, 6/15/51	95,000	64,954
5.00%, 8/15/52	114,000	99,480
5.80%, 6/15/54	263,000	257,035

Duke Energy Florida LLC, 3.00%, 12/15/51	47,000	29,595
Duke Energy Ohio, Inc.,
2.13%, 6/01/30(i)	249,000	223,679
5.65%, 4/01/53	17,000	16,783
5.55%, 3/15/54	29,000	28,181
Duke Energy Progress LLC,
2.50%, 8/15/50	415,000	242,786
5.55%, 3/15/55	76,000	74,293
FirstEnergy Corp.,
3.90%, 7/15/27	86,000	84,933
2.65%, 3/01/30	184,000	168,770
4.85%, 7/15/47	237,000	201,302
3.40%, 3/01/50	579,000	390,548
FirstEnergy Transmission LLC,
5.00%, 1/15/35	330,000	326,272
5.45%, 7/15/44(b)	79,000	74,951
4.55%, 4/01/49(b)	200,000	167,052
Florida Power & Light Co.,
2.88%, 12/04/51	24,000	15,054
5.70%, 3/15/55	22,000	22,205
Georgia Power Co.,
4.55%, 3/15/30	82,000	82,468
4.85%, 3/15/31(i)	75,000	76,301
4.70%, 5/15/32	82,000	82,079
4.95%, 5/17/33	31,000	31,141
3.70%, 1/30/50	29,000	21,636
3.25%, 3/15/51	25,000	17,084

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Electric Utilities (Continued)

MidAmerican Energy Co., 3.15%, 4/15/50	$51,000	$34,359
NextEra Energy Capital Holdings, Inc.,
4.69%, 9/01/27	120,000	120,589
(5Y US Treasury CMT + 2.05%), 6.38%, 8/15/55(k)	320,000	328,311
NRG Energy, Inc.,
2.45%, 12/02/27(b)	350,000	331,639
4.45%, 6/15/29(b)(i)	185,000	181,952
7.00%, 3/15/33(b)	513,000	562,753
Ohio Power Co.,
2.60%, 4/01/30	18,000	16,531
1.63%, 1/15/31	26,000	22,077
4.00%, 6/01/49	147,000	110,998
Pacific Gas and Electric Co.,
6.95%, 3/15/34	436,000	474,311
4.75%, 2/15/44	227,000	187,720
4.30%, 3/15/45	22,000	16,926
4.00%, 12/01/46	91,000	65,942
3.50%, 8/01/50	375,000	245,955
5.25%, 3/01/52	152,000	129,536
6.75%, 1/15/53	158,000	164,004
5.90%, 10/01/54	205,000	192,147
6.15%, 3/01/55	121,000	115,879

PacifiCorp, (5Y US Treasury CMT + 3.32%), 7.38%, 9/15/55(k)	320,000	327,603
PECO Energy Co.,
3.05%, 3/15/51	125,000	80,685
2.85%, 9/15/51	86,000	53,980
PG&E Corp.,
5.25%, 7/01/30	472,000	452,745
(5Y US Treasury CMT + 3.88%), 7.38%, 3/15/55(i)(k)	262,000	252,825

Pinnacle West Capital Corp., 5.15%, 5/15/30	294,000	299,702
Southern (The) Co.,
5.70%, 10/15/32	143,000	149,885
5.20%, 6/15/33	23,000	23,392
4.25%, 7/01/36	128,000	116,664

Southwestern Public Service Co., 3.70%, 8/15/47	1,150,000	837,547
Tennessee Valley Authority,
5.25%, 2/01/55	175,000	169,464
4.63%, 9/15/60	50,000	42,845
4.25%, 9/15/65	3,950,000	3,149,024
	Par(a)	Value
Electric Utilities (Continued)
Vistra Operations Co. LLC,
5.05%, 12/30/26(b)	$135,000	$135,234
6.95%, 10/15/33(b)	173,000	190,185
6.00%, 4/15/34(b)	543,000	563,580
5.70%, 12/30/34(b)	425,000	432,661
		15,278,248
Electrical Equipment – 0.0%(c)
Vontier Corp., 2.95%, 4/01/31	370,000	332,581
Engineering & Construction – 0.0%(c)
LBJ Infrastructure Group LLC, 3.80%, 12/31/57(b)	500,000	339,160
Entertainment Content – 0.5%
AppLovin Corp.,
5.13%, 12/01/29	358,000	362,326
5.38%, 12/01/31	667,000	679,683
5.95%, 12/01/54	344,000	335,181

Discovery Communications LLC, 3.95%, 3/20/28	490,000	471,625
Fox Corp., 6.50%, 10/13/33	310,000	334,397
Paramount Global,
3.70%, 10/04/26	84,000	82,050
2.90%, 1/15/27(i)	313,000	304,332
3.38%, 2/15/28	57,000	55,079
4.38%, 3/15/43	30,000	22,706
5.85%, 9/01/43	71,000	63,037
5.25%, 4/01/44	25,000	20,195
4.90%, 8/15/44	21,000	16,480
4.60%, 1/15/45	57,000	43,521
Warnermedia Holdings, Inc.,
3.76%, 3/15/27	1,634,000	1,602,153
5.14%, 3/15/52(i)	8,000	4,941
		4,397,706
Food – 0.2%
Conagra Brands, Inc., 5.75%, 8/01/35	350,000	350,828
JBS U.S.A. Holding Lux Sarl/JBS U.S.A. Foods Group Holdings, Inc./JBS U.S.A. Food Co., 5.50%, 1/15/36(b)(i)	525,000	522,863
Kraft Heinz Foods Co., 7.13%, 8/01/39(b)	290,000	318,897
Mars, Inc., 5.20%, 3/01/35(b)	330,000	331,580
		1,524,168

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Health Care Facilities & Services – 0.3%
CVS Health Corp.,
4.78%, 3/25/38	$9,000	$8,224
5.13%, 7/20/45	44,000	38,609
Elevance Health, Inc.,
3.13%, 5/15/50	42,000	26,773
3.60%, 3/15/51	42,000	29,056
4.55%, 5/15/52	103,000	83,043
HCA, Inc.,
5.20%, 6/01/28(i)	99,000	100,685
4.13%, 6/15/29	158,000	154,870
5.45%, 4/01/31	171,000	175,757
7.50%, 11/06/33	15,000	17,011
5.45%, 9/15/34	65,000	65,263
5.75%, 3/01/35	415,000	424,998
5.50%, 6/15/47	19,000	17,582
5.25%, 6/15/49	21,000	18,574
3.50%, 7/15/51	183,000	120,334
6.20%, 3/01/55	96,000	95,777
6.10%, 4/01/64	79,000	76,549

Highmark, Inc., 2.55%, 5/10/31(b)(i)	390,000	334,251
Icon Investments Six DAC, 6.00%, 5/08/34	330,000	337,727
IQVIA, Inc., 6.25%, 6/01/32(b)	700,000	717,819
Universal Health Services, Inc., 2.65%, 10/15/30	370,000	327,392
		3,170,294
Institutional Financial Services – 1.3%
Citadel Securities Global Holdings LLC, 6.20%, 6/18/35(b)	250,000	254,919
Evercore, Inc., 5.74%, 7/24/32	800,000	807,382
Goldman Sachs Group (The), Inc.,
(SOFR + 0.82%), 1.54%, 9/10/27(k)	17,000	16,429
(SOFR + 0.91%), 1.95%, 10/21/27(k)	163,000	157,848
(SOFR + 1.11%), 2.64%, 2/24/28(k)	299,000	290,201
(SOFR + 1.32%), 4.94%, 4/23/28(k)	414,000	416,492
(SOFR + 1.73%), 4.48%, 8/23/28(k)	297,000	296,981
(3M CME Term SOFR + 1.56%), 4.22%, 5/01/29(k)	731,000	726,520
2.60%, 2/07/30(i)	183,000	169,052
(SOFR + 1.21%), 5.05%, 7/23/30(k)	307,000	311,939
	Par(a)	Value
Institutional Financial Services (Continued)
Goldman Sachs Group (The), Inc.,
(SOFR + 1.08%), 5.21%, 1/28/31(k)	$306,000	$312,483
(SOFR + 1.58%), 5.22%, 4/23/31(k)	370,000	378,337
(SOFR + 1.09%), 1.99%, 1/27/32(k)	597,000	517,966
(SOFR + 1.26%), 2.65%, 10/21/32(k)	79,000	69,584
(SOFR + 1.38%), 5.54%, 1/28/36(i)(k)	46,000	47,029

Jefferies Financial Group, Inc., 6.20%, 4/14/34	800,000	835,742
Lazard Group LLC,
6.00%, 3/15/31	320,000	335,281
5.63%, 8/01/35	550,000	549,421
Morgan Stanley,
(SOFR + 0.88%), 1.59%, 5/04/27(k)	163,000	159,323
(SOFR + 1.00%), 2.48%, 1/21/28(k)	98,000	95,118
(SOFR + 1.38%), 4.99%, 4/12/29(k)	1,066,000	1,079,145
(SOFR + 1.59%), 5.16%, 4/20/29(k)	127,000	129,048
(SOFR + 1.83%), 6.41%, 11/01/29(k)	127,000	134,039
(SOFR + 1.45%), 5.17%, 1/16/30(k)	20,000	20,402
(SOFR + 1.22%), 5.04%, 7/19/30(k)	1,053,000	1,071,153
(SOFR + 1.11%), 5.23%, 1/15/31(k)	513,000	525,501
(SOFR + 1.14%), 2.70%, 1/22/31(k)	18,000	16,588
(SOFR + 1.03%), 1.79%, 2/13/32(k)	579,000	495,284
(SOFR + 1.18%), 2.24%, 7/21/32(k)	41,000	35,528
(SOFR + 1.29%), 2.94%, 1/21/33(k)	67,000	59,872
(SOFR + 1.87%), 5.25%, 4/21/34(k)	478,000	485,726
(SOFR + 1.58%), 5.83%, 4/19/35(k)	320,000	335,442
(SOFR + 1.42%), 5.59%, 1/18/36(k)	17,000	17,448
(5Y US Treasury CMT + 1.80%), 5.94%, 2/07/39(k)	320,000	330,416

VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 6/15/31(b)	520,000	541,036
		12,024,675

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Insurance – 1.7%
200 Park Funding Trust, 5.74%, 2/15/55(b)	$500,000	$491,725
Accident Fund Insurance Co. of America, 8.50%, 8/01/32(b)	360,000	356,948
American National Global Funding, 5.25%, 6/03/30(b)	350,000	351,944
American National Group, Inc.,
5.00%, 6/15/27	740,000	742,020
6.00%, 7/15/35	75,000	75,447

Americo Life, Inc., 3.45%, 4/15/31(b)	370,000	328,958
AmFam Holdings, Inc.,
2.81%, 3/11/31(b)	390,000	333,504
3.83%, 3/11/51(b)	200,000	125,092

Aspen Insurance Holdings Ltd., 5.75%, 7/01/30	325,000	329,957
Assured Guaranty U.S. Holdings, Inc., 3.60%, 9/15/51	500,000	341,301
Athene Global Funding, 5.03%, 7/17/30(b)	500,000	502,737
Beacon Funding Trust, 6.27%, 8/15/54(b)	340,000	336,413
Belrose Funding Trust II, 6.79%, 5/15/55(b)	320,000	327,404
Brown & Brown, Inc.,
5.55%, 6/23/35	150,000	151,634
6.25%, 6/23/55	150,000	153,693

CNO Financial Group, Inc., 6.45%, 6/15/34	320,000	333,383
Corebridge Life Holdings, Inc., 8.13%, 3/15/46(b)	270,000	327,787
Enstar Group Ltd., (5Y US Treasury CMT + 3.19%), 7.50%, 4/01/45(b)(k)	320,000	330,468
Equitable America Global Funding, 4.95%, 6/09/30(b)(i)	400,000	403,183
Equitable Holdings, Inc., (5Y US Treasury CMT + 2.39%), 6.70%, 3/28/55(k)	410,000	417,937
Farmers Insurance Exchange, (10Y US Treasury CMT + 3.86%), 7.00%, 10/15/64(b)(k)	330,000	336,532
Fortitude Group Holdings LLC, 6.25%, 4/01/30(b)	320,000	328,081
Global Atlantic Fin Co., 7.95%, 6/15/33(b)	570,000	644,890
	Par(a)	Value
Insurance (Continued)

Globe Life, Inc., 5.85%, 9/15/34	$320,000	$331,778
Jackson National Life Global Funding, 4.70%, 6/05/28(b)	1,650,000	1,653,045
Maple Grove Funding Trust I, 4.16%, 8/15/51(b)	700,000	477,143
Markel Group, Inc., 6.00%, 5/16/54	330,000	328,587
MetLife, Inc., (5Y US Treasury CMT + 2.08%), 6.35%, 3/15/55(k)	480,000	492,700
Mutual of Omaha Insurance Co., (10Y US Treasury CMT + 2.95%), 6.14%, 1/16/64(b)(k)	330,000	330,026
Nassau Cos. of New York (The), 7.88%, 7/15/30(b)	100,000	100,954
Nationwide Mutual Insurance Co., 4.35%, 4/30/50(b)	650,000	495,919
Northwestern Mutual Life Insurance (The) Co., 6.17%, 5/29/55(b)	325,000	339,002
Old Republic International Corp., 5.75%, 3/28/34	320,000	327,885
Omnis Funding Trust, 6.72%, 5/15/55(b)	400,000	413,712
PartnerRe Finance B LLC, (5Y US Treasury CMT + 3.82%), 4.50%, 10/01/50(i)(k)	590,000	548,325
Penn Mutual Life Insurance (The) Co., 3.80%, 4/29/61(b)	510,000	327,723
Prudential Financial, Inc., (5Y US Treasury CMT + 3.04%), 3.70%, 10/01/50(k)	360,000	328,659
Reinsurance Group of America, Inc., 5.75%, 9/15/34	320,000	328,241
Selective Insurance Group, Inc., 5.90%, 4/15/35	320,000	325,603
Symetra Life Insurance Co., 6.55%, 10/01/55(b)	150,000	153,130
Trustage Financial Group, Inc., 4.63%, 4/15/32(b)	350,000	329,826
		15,703,296
Internet Media & Services – 0.1%
Meta Platforms, Inc.,
4.65%, 8/15/62	284,000	238,258

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Internet Media & Services (Continued)
Meta Platforms, Inc.,
5.75%, 5/15/63	$155,000	$155,733
5.55%, 8/15/64	51,000	49,479
		443,470
IT Services – 0.1%
Gartner, Inc.,
4.50%, 7/01/28(b)	659,000	648,246
3.63%, 6/15/29(b)	533,000	505,501
3.75%, 10/01/30(b)	72,000	67,382
		1,221,129
Leisure Facilities & Services – 0.2%
Carnival Corp., 5.75%, 8/01/32(b)	215,000	216,456
Choice Hotels International, Inc., 3.70%, 1/15/31	360,000	334,234
Hyatt Hotels Corp., 5.75%, 3/30/32	320,000	328,142
Marriott International, Inc., 5.50%, 4/15/37	330,000	329,455
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co., 6.63%, 5/01/32(b)	900,000	916,476
		2,124,763
Leisure Products – 0.0%(c)
Polaris, Inc., 6.95%, 3/15/29	310,000	326,824
Machinery – 0.0%(c)
Flowserve Corp., 3.50%, 10/01/30	350,000	329,404
Medical Equipment & Devices – 0.0%(c)
Becton Dickinson & Co., 5.08%, 6/07/29	68,000	69,273
Solventum Corp.,
5.40%, 3/01/29	82,000	84,365
5.60%, 3/23/34	131,000	134,362
6.00%, 5/15/64	43,000	42,451
		330,451
Oil & Gas Supply Chain – 3.0%
Antero Resources Corp.,
7.63%, 2/01/29(b)	110,000	112,316
5.38%, 3/01/30(b)	862,000	858,052

Boardwalk Pipelines L.P., 5.63%, 8/01/34	330,000	334,171
BP Capital Markets America, Inc.,
4.89%, 9/11/33	24,000	23,957
	Par(a)	Value
Oil & Gas Supply Chain (Continued)
BP Capital Markets America, Inc.,
5.23%, 11/17/34	$208,000	$210,467

BP Capital Markets PLC, (5Y US Treasury CMT + 1.92%), 6.13%, 3/18/35(k)(l)	830,000	832,415
Cameron LNG LLC, 3.40%, 1/15/38(b)	447,000	379,281
Cheniere Corpus Christi Holdings LLC,
5.13%, 6/30/27	32,000	32,222
2.74%, 12/31/39	521,000	428,528
Cheniere Energy Partners L.P.,
4.00%, 3/01/31	320,000	305,654
3.25%, 1/31/32	385,000	346,091
5.95%, 6/30/33	320,000	334,026
5.75%, 8/15/34	184,000	188,596
5.55%, 10/30/35(b)	50,000	50,252

Cheniere Energy, Inc., 5.65%, 4/15/34	1,083,000	1,101,635
CNX Resources Corp., 7.25%, 3/01/32(b)	145,000	149,496
Diamondback Energy, Inc.,
3.25%, 12/01/26	1,525,000	1,499,968
3.50%, 12/01/29(i)	1,126,000	1,074,294
3.13%, 3/24/31	1,031,000	942,967

DT Midstream, Inc., 5.80%, 12/15/34(b)	360,000	366,187
Energy Transfer L.P.,
7.38%, 2/01/31(b)	294,000	307,507
5.15%, 2/01/43	23,000	20,238
5.95%, 5/15/54	277,000	261,827
6.20%, 4/01/55	340,000	333,416
EQT Corp.,
7.50%, 6/01/27(b)	225,000	229,013
6.50%, 7/01/27(b)	225,000	229,567
3.90%, 10/01/27	608,000	599,553
5.70%, 4/01/28	390,000	400,920
5.50%, 7/15/28(b)	31,000	31,090
5.00%, 1/15/29	674,000	678,120
4.50%, 1/15/29(b)	888,000	877,333
7.00%, 2/01/30	412,000	445,618
7.50%, 6/01/30(b)	1,157,000	1,267,875
4.75%, 1/15/31(b)	1,536,000	1,513,162
3.63%, 5/15/31(b)	1,088,000	1,009,091
5.75%, 2/01/34(i)	156,000	160,416
Expand Energy Corp.,
5.88%, 2/01/29(b)	83,000	83,130
5.38%, 2/01/29	377,000	377,409
6.75%, 4/15/29(b)	317,000	319,593

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Oil & Gas Supply Chain (Continued)
Expand Energy Corp.,
5.38%, 3/15/30	$219,000	$219,231
4.75%, 2/01/32	86,000	83,532
5.70%, 1/15/35	1,018,000	1,030,902

Florida Gas Transmission Co. LLC, 5.75%, 7/15/35(b)	200,000	204,077
Gulfstream Natural Gas System LLC, 5.60%, 7/23/35(b)	325,000	326,861
HF Sinclair Corp., 6.25%, 1/15/35	330,000	335,766
Kinder Morgan Energy Partners L.P., 5.80%, 3/15/35	320,000	328,494
Midwest Connector Capital Co. LLC, 4.63%, 4/01/29(b)	330,000	326,903
NGPL PipeCo LLC, 3.25%, 7/15/31(b)	446,000	395,632
ONEOK, Inc., 7.15%, 1/15/51	300,000	325,314
Plains All American Pipeline L.P./PAA Finance Corp.,
5.70%, 9/15/34	420,000	426,006
4.70%, 6/15/44	100,000	82,666

Rockies Express Pipeline LLC, 6.88%, 4/15/40(b)	400,000	402,639
Sabine Pass Liquefaction LLC,
5.00%, 3/15/27	355,000	356,312
4.50%, 5/15/30	494,000	491,565
5.90%, 9/15/37	243,000	254,565
Targa Resources Corp.,
6.15%, 3/01/29	117,000	122,485
4.20%, 2/01/33	228,000	213,160
5.65%, 2/15/36	350,000	352,258
4.95%, 4/15/52	213,000	176,594
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
6.88%, 1/15/29(i)	320,000	326,637
4.88%, 2/01/31	261,000	257,998

Venture Global LNG, Inc., 9.50%, 2/01/29(b)(i)	510,000	556,195
Venture Global Plaquemines LNG LLC, 6.75%, 1/15/36(b)	200,000	205,741
Viper Energy Partners LLC,
4.90%, 8/01/30	468,000	466,025
5.70%, 8/01/35	436,000	433,340
	Par(a)	Value
Oil & Gas Supply Chain (Continued)

Viper Energy, Inc., 5.38%, 11/01/27(b)	$822,000	$821,773
		28,238,124
Real Estate Investment Trusts – 0.9%
American Tower Corp.,
3.80%, 8/15/29	238,000	231,099
2.10%, 6/15/30	101,000	89,634
5.45%, 2/15/34	339,000	347,118
Crown Castle, Inc.,
4.30%, 2/15/29	102,000	100,658
2.50%, 7/15/31	39,000	34,118

Equinix Europe 2 Financing Corp. LLC, 5.50%, 6/15/34	347,000	353,701
Equinix, Inc.,
2.50%, 5/15/31	526,000	466,427
3.90%, 4/15/32	246,000	231,975
3.00%, 7/15/50	52,000	32,536
2.95%, 9/15/51	35,000	21,378
3.40%, 2/15/52(i)	85,000	56,670
Extra Space Storage L.P.,
3.90%, 4/01/29	17,000	16,629
4.00%, 6/15/29	17,000	16,673
5.50%, 7/01/30	337,000	348,443
2.20%, 10/15/30	77,000	68,141
5.90%, 1/15/31	12,000	12,623
5.40%, 6/15/35	129,000	129,283
GLP Capital L.P./GLP Financing II, Inc.,
5.75%, 6/01/28	216,000	220,670
5.30%, 1/15/29	24,000	24,221
4.00%, 1/15/30	133,000	127,211
4.00%, 1/15/31	350,000	329,828
3.25%, 1/15/32	419,000	370,633
6.25%, 9/15/54	191,000	188,164

Host Hotels & Resorts L.P., 5.70%, 7/01/34	830,000	833,522
Safehold GL Holdings LLC, 5.65%, 1/15/35	330,000	330,261
Store Capital LLC,
4.63%, 3/15/29	340,000	334,619
2.75%, 11/18/30	98,000	87,025

VICI Properties L.P., 5.13%, 5/15/32	414,000	413,009
VICI Properties L.P./VICI Note Co., Inc.,
3.75%, 2/15/27(b)	600,000	589,658
4.50%, 1/15/28(b)	20,000	19,797
3.88%, 2/15/29(b)	615,000	594,922

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Real Estate Investment Trusts (Continued)
VICI Properties L.P./VICI Note Co., Inc.,
4.63%, 12/01/29(b)	$745,000	$730,092
4.13%, 8/15/30(b)	350,000	334,406
		8,085,144
Real Estate Investment Trusts – 0.1%
Prime Property Fund LLC, 5.81%, 7/15/35	400,000	400,000
Real Estate Services – 0.0%(c)
CoStar Group, Inc., 2.80%, 7/15/30(b)	440,000	396,845
Renewable Energy – 0.1%
MN8 Portfolio IV LLC,
6.31%, 6/30/45(e)	367,200	367,200
6.31%, 6/30/45	532,800	532,800
		900,000
Semiconductors – 0.4%
Broadcom, Inc.,
2.45%, 2/15/31(b)	94,000	83,856
5.15%, 11/15/31	366,000	375,048
4.55%, 2/15/32	34,000	33,547
5.20%, 4/15/32	181,000	185,529
2.60%, 2/15/33(b)	40,000	34,216
3.42%, 4/15/33(b)	241,000	218,012
3.47%, 4/15/34(b)	695,000	617,703
4.80%, 10/15/34	134,000	131,487
5.20%, 7/15/35	33,000	33,156
4.93%, 5/15/37(b)	30,000	28,991

Entegris, Inc., 4.75%, 4/15/29(b)	540,000	528,949
Foundry JV Holdco LLC,
5.90%, 1/25/33(b)	200,000	205,525
5.88%, 1/25/34(b)	920,000	928,949
		3,404,968
Software – 0.1%
Atlassian Corp., 5.50%, 5/15/34	320,000	324,947
Oracle Corp.,
6.00%, 8/03/55	226,000	221,377
5.50%, 9/27/64	144,000	128,659
6.13%, 8/03/65	238,000	233,826
		908,809
Specialty Finance – 0.8%
American Express Co., (SOFR + 1.22%), 4.92%, 7/20/33(k)	85,000	85,274
	Par(a)	Value
Specialty Finance (Continued)
AT&T Reign II Multi-Property Lease-Backed Pass-Through Trust, 6.09%, 12/15/44(b)	$420,000	$416,372
Capital One Financial Corp., (SOFR + 2.26%), 6.05%, 2/01/35(k)	320,000	333,380
First American Financial Corp., 4.00%, 5/15/30(i)	460,000	437,570
Fiserv, Inc., 5.63%, 8/21/33	320,000	329,720
Flourishing Trade & Investment Ltd., 11.04%, 4/01/30	425,389	425,389
Global Payments, Inc., 2.90%, 11/15/31	370,000	324,826
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 8/15/28(b)	570,000	549,677
MSCI, Inc., 3.63%, 11/01/31(b)	900,000	827,909
OneMain Finance Corp., 6.13%, 5/15/30(e)	350,000	350,588
Penske Truck Leasing Co. L.P./PTL Finance Corp., 5.25%, 7/01/29(b)	320,000	326,354
Rocket Cos, Inc., 6.38%, 8/01/33(b)(i)	150,000	152,997
Stewart Information Services Corp., 3.60%, 11/15/31	370,000	329,076
Synchrony Financial,
3.95%, 12/01/27	46,000	45,111
5.15%, 3/19/29	209,000	209,924
(SOFR + 1.40%), 5.02%, 7/29/29(k)	110,000	109,936
(SOFR Index + 2.13%), 5.94%, 8/02/30(k)	347,000	356,641
(SOFR + 1.68%), 5.45%, 3/06/31(k)	726,000	731,050
2.88%, 10/28/31	313,000	272,739
7.25%, 2/02/33	411,000	431,911
(SOFR + 2.07%), 6.00%, 7/29/36(k)	60,000	60,181

United Wholesale Mortgage LLC, 5.50%, 4/15/29(b)	570,000	557,540
		7,664,165
Technology Hardware – 0.1%
Motorola Solutions, Inc.,
5.60%, 6/01/32	75,000	77,783
5.55%, 8/15/35	173,000	176,464

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Technology Hardware (Continued)

TD SYNNEX Corp., 6.10%, 4/12/34	$320,000	$335,762
		590,009
Telecommunications – 0.3%
AT&T, Inc.,
4.30%, 2/15/30(b)	105,000	104,201
5.45%, 3/01/47	28,000	26,433
3.50%, 9/15/53	311,000	209,518
6.05%, 8/15/56	121,000	122,661
3.80%, 12/01/57	257,000	178,529
3.65%, 9/15/59	601,000	399,725
3.85%, 6/01/60(i)	29,000	20,042
Frontier Communications Holdings LLC,
5.00%, 5/01/28(b)	263,000	262,669
5.88%, 11/01/29(i)	174,260	175,714
8.63%, 3/15/31(b)	83,000	87,930
T-Mobile USA, Inc.,
3.88%, 4/15/30	466,000	451,663
5.13%, 5/15/32	218,000	221,169
3.60%, 11/15/60	57,000	37,620
5.80%, 9/15/62	301,000	293,891
Verizon Communications, Inc.,
1.50%, 9/18/30	61,000	52,488
5.40%, 7/02/37(b)	191,000	190,858
		2,835,111
Tobacco & Cannabis – 0.1%
Altria Group, Inc.,
3.40%, 2/04/41	400,000	297,038
4.45%, 5/06/50	430,000	335,681
6.20%, 2/14/59	158,000	156,754

Philip Morris International, Inc., 5.25%, 2/13/34	320,000	323,989
		1,113,462
Transportation & Logistics – 0.2%
AS Mileage Plan IP Ltd., 5.31%, 10/20/31(b)	340,000	337,277
Delta Air Lines Pass Through Trust, Series 2015-1, Class AA, 3.63%, 7/30/27	42,285	41,372
FedEx Corp.,
4.10%, 2/01/45(b)	25,000	19,005
4.75%, 11/15/45	400,000	329,824
		Par(a)	Value
Transportation & Logistics (Continued)

Terminal Invest Ltd., 5.63%, 7/09/32(e)		$600,000	$600,000
United Airlines Pass Through Trust, Series 2023-1, Class A, 5.80%, 1/15/36		317,210	323,398
			1,650,876
Total Corporate Bonds (Cost $135,976,747)			137,479,681

Foreign Issuer Bonds – 5.2%
Argentina – 0.0%(c)
Vista Energy Argentina S.A.U., 7.63%, 12/10/35(b)		32,000	31,398
YPF S.A., 9.50%, 1/17/31(b)		26,000	27,506
			58,904
Australia – 0.4%
Australia & New Zealand Banking Group Ltd.,
(5Y US Treasury CMT + 1.70%), 2.57%, 11/25/35(b)(k)		380,000	332,859
(1Y US Treasury CMT + 1.35%), 5.82%, 6/18/36(b)(k)		450,000	456,473

Commonwealth Bank of Australia, (1Y US Treasury CMT + 1.32%), 5.93%, 3/14/46(b)(k)		350,000	348,021
Glencore Funding LLC,
6.38%, 10/06/30(b)		247,000	264,003
2.85%, 4/27/31(b)		23,000	20,699
2.63%, 9/23/31(b)		22,000	19,359

Macquarie Group Ltd., (SOFR + 1.53%), 2.87%, 1/14/33(b)(i)(k)		950,000	837,736
National Australia Bank Ltd., (1Y US Treasury CMT + 1.30%), 5.90%, 1/14/36(b)(k)		810,000	830,371
Westpac Banking Corp., 3.13%, 11/18/41(i)		470,000	343,644
			3,453,165
Belgium – 0.1%
Kingdom of Belgium Government Bond, 3.30%, 6/22/54(b)	EUR	766,520	765,521
Brazil – 0.4%
Brazil Notas do Tesouro Nacional Serie F,
10.00%, 1/01/29	BRL	2,600,000	421,811
10.00%, 1/01/35	BRL	12,886,000	1,847,872

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Brazil (Continued)

Embraer Netherlands Finance B.V., 5.98%, 2/11/35(i)	$283,000	$290,368
Raizen Fuels Finance S.A., 6.45%, 3/05/34(i)	307,000	304,676
Suzano Austria GmbH, 3.13%, 1/15/32	355,000	312,068
Vale Overseas Ltd., 6.40%, 6/28/54(i)	314,000	308,359
		3,485,154
Canada – 0.4%
Alimentation Couche-Tard, Inc., 3.80%, 1/25/50(b)	400,000	290,941
Ascot Group Ltd., (5Y US Treasury CMT + 2.38%), 6.35%, 6/15/35(b)(k)	320,000	326,565
Brookfield Capital Finance LLC, 6.09%, 6/14/33	310,000	328,700
Brookfield Finance, Inc., 3.63%, 2/15/52	490,000	342,040
Enbridge, Inc.,
5.63%, 4/05/34	320,000	327,464
5.55%, 6/20/35(i)	500,000	504,742

Fairfax Financial Holdings Ltd., 5.75%, 5/20/35(b)	320,000	322,622
Rogers Communications, Inc., 4.55%, 3/15/52	420,000	340,690
TELUS Corp.,
(5Y US Treasury CMT + 2.71%), 7.00%, 10/15/55(i)(k)	150,000	151,863
(5Y US Treasury CMT + 2.77%), 6.63%, 10/15/55(k)	150,000	151,900

Triton Container International Ltd., 3.15%, 6/15/31(b)	380,000	329,694
Yamana Gold, Inc., 2.63%, 8/15/31	380,000	331,961
		3,749,182
Chile – 0.1%
AES Andes S.A., 6.30%, 3/15/29(i)	301,000	311,327
Corp Nacional del Cobre de Chile, 6.44%, 1/26/36	293,000	307,060
WOM Mobile S.A., 11.00%, 4/01/31(b)(j)	20,611	19,993
		638,380
		Par(a)	Value
China – 0.0%(c)
Prosus N.V., 4.19%, 1/19/32		$330,000	$310,599
Colombia – 0.1%
Colombia Government International Bond, 8.00%, 11/14/35		200,000	205,000
Colombian TES, 6.25%, 7/09/36	COP	3,107,100,000	494,039
SURA Asset Management S.A., 6.35%, 5/13/32(b)(i)		297,000	311,969
			1,011,008
France – 0.4%
BNP Paribas S.A., (SOFR + 1.68%), 5.09%, 5/09/31(b)(k)		330,000	333,188
BPCE S.A., (SOFR + 1.31%), 2.28%, 1/20/32(b)(k)		1,200,000	1,040,709
Credit Agricole S.A., (SOFR + 1.46%), 5.22%, 5/27/31(b)(k)		800,000	813,070
Societe Generale S.A., (1Y US Treasury CMT + 1.50%), 5.52%, 1/19/28(b)(k)		400,000	404,166
Sodexo, Inc., 5.80%, 8/15/35(b)		800,000	818,400
Worldline S.A., 5.50%, 6/10/30	EUR	100,000	103,576
			3,513,109
Germany – 0.2%
Allianz S.E., (5Y US Treasury CMT + 2.17%), 3.20%, 10/30/27(b)(k)(l)		800,000	730,146
Bundesrepublik Deutschland Bundesanleihe, 2.50%, 8/15/54	EUR	632,000	631,496
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen, (5Y US Treasury CMT + 3.98%), 5.88%, 5/23/42(b)(k)		400,000	409,000
			1,770,642
Hong Kong – 0.0%(c)
Melco Resorts Finance Ltd., 5.75%, 7/21/28		200,000	195,818
Hungary – 0.0%(c)
MVM Energetika Zrt., 6.50%, 3/13/31		298,000	309,369

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
India – 0.2%
Continuum Green Energy India Pvt./Co-Issuers, 7.50%, 6/26/33		$385,800	$397,696
Greenko Power II Ltd., 4.30%, 12/13/28		239,250	226,142
Greenko Wind Projects Mauritius Ltd., 7.25%, 9/27/28		200,000	203,679
India Clean Energy Holdings, 4.50%, 4/18/27(i)		400,000	387,157
India Green Power Holdings, 4.00%, 2/22/27		216,650	210,359
IRB Infrastructure Developers Ltd., 7.11%, 3/11/32(i)		400,000	402,943
ReNew Pvt. Ltd., 5.88%, 3/05/27		400,000	397,489
			2,225,465
Indonesia – 0.1%
Indonesia Government International Bond,
2.85%, 2/14/30		400,000	374,571
3.05%, 3/12/51		222,000	146,823

Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/28		200,000	200,180
Minejesa Capital B.V., 5.63%, 8/10/37(i)		522,000	510,635
			1,232,209
Ireland – 0.1%
Flutter Treasury DAC, 6.38%, 4/29/29(b)(i)		320,000	329,094
Smurfit Kappa Treasury ULC, 5.44%, 4/03/34		330,000	336,330
			665,424
Israel – 0.0%(c)
Israel Government International Bond, 5.75%, 3/12/54		204,000	189,859
Italy – 0.1%
Italy Buoni Poliennali Del Tesoro, 3.60%, 10/01/35	EUR	741,000	852,930
Japan – 0.6%
Dai-ichi Life Insurance (The) Co. Ltd., (5Y US Treasury CMT + 2.52%), 6.20%, 1/16/35(b)(k)(l)		330,000	335,738
Japan Government Thirty Year Bond,
2.30%, 12/20/54	JPY	136,250,000	774,718
2.40%, 3/20/55	JPY	68,850,000	400,144
	Par(a)	Value
Japan (Continued)

Meiji Yasuda Life Insurance Co., (5Y US Treasury CMT + 2.91%), 6.10%, 6/11/55(b)(k)	$550,000	$555,852
Mizuho Financial Group, Inc., (1Y US Treasury CMT + 1.07%), 5.32%, 7/08/36(k)	850,000	854,447
Nippon Life Insurance Co., (5Y US Treasury CMT + 2.65%), 2.75%, 1/21/51(b)(k)	1,190,000	1,050,313
NTT Finance Corp., 5.50%, 7/16/35(b)	200,000	203,099
Rakuten Group, Inc., 9.75%, 4/15/29	400,000	437,967
SoftBank Corp., 5.33%, 7/09/35(b)	350,000	345,930
Sumitomo Life Insurance Co., (5Y US Treasury CMT + 2.75%), 3.38%, 4/15/81(b)(i)(k)	360,000	324,121
		5,282,329
Kazakhstan – 0.1%
Kaspi.KZ JSC, 6.25%, 3/26/30	308,000	314,212
KazMunayGas National Co. JSC, 6.38%, 10/24/48	491,000	460,973
		775,185
Macau – 0.0%(c)
Wynn Macau Ltd., 5.63%, 8/26/28	200,000	197,809
Mexico – 0.4%
Becle S.A.B. de C.V., 2.50%, 10/14/31(b)	400,000	331,685
Eagle Funding Luxco S.a.r.l., 5.50%, 8/17/30(b)(e)	450,000	452,025
Mexico Government International Bond,
2.66%, 5/24/31	568,000	489,230
3.50%, 2/12/34	451,000	377,712
6.35%, 2/09/35(i)	512,000	519,680
6.88%, 5/13/37	693,000	715,176
4.50%, 1/31/50	420,000	304,500

Orbia Advance Corp. S.A.B. de C.V., 6.80%, 5/13/30(b)	305,000	311,062
Trust Fibra Uno, 7.70%, 1/23/32	293,000	309,475
		3,810,545

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Netherlands – 0.1%
ING Groep N.V., (SOFR + 1.61%), 5.53%, 3/25/36(k)	$330,000	$336,328
NXP B.V./NXP Funding LLC/NXP U.S.A., Inc., 5.00%, 1/15/33	17,000	16,949
Sunrise FinCo I B.V., 4.88%, 7/15/31(b)	590,000	556,134
		909,411
Panama – 0.1%
Panama Government International Bond,
3.88%, 3/17/28	200,000	193,624
4.50%, 4/01/56	247,000	163,529
		357,153
Peru – 0.0%(c)
Peruvian Government International Bond, 3.55%, 3/10/51	180,000	121,719
Volcan Cia Minera S.A.A., 8.75%, 1/24/30(b)	4,000	4,019
		125,738
Philippines – 0.1%
Philippine Government International Bond,
3.00%, 2/01/28(i)	200,000	193,244
3.20%, 7/06/46	267,000	188,622
		381,866
Poland – 0.0%(c)
Orlen S.A., 6.00%, 1/30/35	300,000	308,185
Saudi Arabia – 0.1%
Greensaif Pipelines Bidco S.a.r.l.,
5.85%, 2/23/36	304,000	311,150
6.10%, 8/23/42(b)	500,000	508,354
		819,504
Singapore – 0.0%(c)
Puma International Financing S.A., 7.75%, 4/25/29	200,000	206,495
South Africa – 0.0%(c)
Anglo American Capital PLC, 5.75%, 4/05/34(b)(i)	320,000	330,646
Spain – 0.0%(c)
Cellnex Finance Co. S.A., 3.88%, 7/07/41(b)	430,000	335,473
		Par(a)	Value
Supranational – 0.3%
European Union,
2.50%, 10/04/52	EUR	262,000	$232,086
3.00%, 3/04/53	EUR	2,498,389	2,444,956
			2,677,042
Sweden – 0.0%(c)
EQT AB, 5.85%, 5/08/35(b)		$320,000	324,520
Switzerland – 0.1%
Argentum Netherlands B.V. for Swiss Re Ltd., (3M USD LIBOR + 3.78%), 5.63%, 8/15/52(k)		330,000	331,637
UBS Group A.G., (SOFR + 1.73%), 3.09%, 5/14/32(b)(k)		430,000	390,681
			722,318
United Arab Emirates – 0.0%(c)
DP World Ltd., 6.85%, 7/02/37		280,000	310,566
United Kingdom – 0.7%
BAT Capital Corp.,
6.00%, 2/20/34		440,000	463,400
7.08%, 8/02/43		270,000	297,122
4.54%, 8/15/47		35,000	28,373
4.76%, 9/06/49		387,000	318,382
5.28%, 4/02/50		243,000	214,965
5.65%, 3/16/52		239,000	221,747
7.08%, 8/02/53		290,000	323,341

British Airways Pass Through Trust, Series 2020-1, Class A, 4.25%, 11/15/32(b)		346,893	334,753
Diageo Investment Corp., 5.63%, 4/15/35		580,000	605,564
Fidelis Insurance Holdings Ltd., (5Y US Treasury CMT + 4.28%), 7.75%, 6/15/55(k)		325,000	341,251
HSBC Holdings PLC, (SOFR + 1.29%), 5.13%, 3/03/31(k)		320,000	324,425
Nationwide Building Society, (SOFR + 1.65%), 5.54%, 7/14/36(b)(k)		200,000	202,132
NatWest Group PLC, (1Y US Treasury CMT + 1.05%), 5.12%, 5/23/31(i)(k)		800,000	812,106
Reynolds American, Inc., 8.13%, 5/01/40		205,000	239,052
Standard Chartered PLC,
(1Y US Treasury CMT + 1.15%), 5.01%, 10/15/30(b)(k)		596,000	602,640

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
United Kingdom (Continued)
Standard Chartered PLC,
(1Y US Treasury CMT + 3.85%), 4.64%, 4/01/31(b)(k)		$214,000	$212,248
United Kingdom Gilt,
4.38%, 3/07/30	GBP	451,730	605,854
4.38%, 7/31/54	GBP	330,718	372,956
			6,520,311
Uruguay – 0.0%(c)
Uruguay Government International Bond, 5.10%, 6/18/50		267,641	245,242
Vietnam – 0.0%(c)
Mong Duong Finance Holdings B.V., 5.13%, 5/07/29		169,400	166,769
Total Foreign Issuer Bonds (Cost $49,596,066)			49,233,845

Mortgage-Backed Securities – 30.7%
Commercial Mortgage-Backed Securities – 1.4%
1301 Trust,
Series 2025-AOA, Class A, 5.23%, 8/11/30(e)		10,000	10,000
Series 2025-AOA, Class E, 7.48%, 8/11/30(b)(g)		13,000	13,000
Series 2025-AOA, Class F, 8.37%, 8/11/30(b)(g)		183,000	183,000

245 Park Avenue Trust, Series 2017-245P, Class E, 3.66%, 6/05/37(b)(g)		740,000	692,532
ACRES LLC, Series 2025-FL3, Class A, (1M CME Term SOFR + 1.62%), 5.95%, 8/18/40(b)(d)		200,000	199,993
Atrium Hotel Portfolio Trust,
Series 2024-ATRM, Class A, 5.41%, 11/10/29(b)(g)		150,000	151,589
Series 2024-ATRM, Class E, 9.21%, 11/10/29(b)(g)		30,000	30,596

BANK, Series 2021-BN35, Class C, 2.90%, 6/15/64		32,000	27,120
BANK5, Series 2024-5YR11, Class A3, 5.89%, 11/15/57		39,000	40,673
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)
Bayview Commercial Asset Trust,
Series 2006-1A, Class A1, (1M CME Term SOFR + 0.52%), 4.87%, 4/25/36(b)(d)	$175,582	$163,589
Series 2007-4A, Class A1, (1M CME Term SOFR + 0.79%, 0.68% Floor), 5.14%, 9/25/37(b)(d)	177,941	166,353
BBCMS Mortgage Trust,
Series 2025-C35, Class A5, 5.59%, 7/15/58	171,000	176,986
Series 2025-C35, Class AS, 5.84%, 7/15/58	16,000	16,499
Series 2025-C35, Class B, 6.12%, 7/15/58	14,000	14,479
Series 2025-C35, Class D, 4.50%, 7/15/58(b)	25,000	19,069
Benchmark Mortgage Trust,
Series 2019-B9, Class XA, 1.01%, 3/15/52(g)(m)	1,600,406	46,215
Series 2020-B21, Class A5, 1.98%, 12/17/53	16,000	13,917
BFLD Commercial Mortgage Trust,
Series 2024-UNIV, Class A, (1M CME Term SOFR + 1.49%, 1.49% Floor), 5.83%, 11/15/29(b)(d)	80,000	80,250
Series 2024-UNIV, Class E, (1M CME Term SOFR + 3.64%, 3.64% Floor), 7.98%, 11/15/29(b)(d)	50,000	50,026

BHMS, Series 2018-ATLS, Class A, (1M CME Term SOFR + 1.55%, 1.50% Floor), 5.89%, 7/15/35(b)(d)	190,000	189,963
BPR Commercial Mortgage Trust, Series 2024-PARK, Class A, 5.22%, 11/05/39(b)(g)	110,000	110,641
BPR Trust, Series 2024-PMDW, Class A, 5.36%, 11/05/29(b)	70,000	70,625

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)
BX Commercial Mortgage Trust,
Series 2024-BRBK, Class D, (1M CME Term SOFR + 5.97%, 5.97% Floor), 10.31%, 10/15/41(b)(d)		$10,000	$10,037
Series 2024-PURE, Class A, (CORRA Index + 1.90%, 1.90% Floor), 4.66%, 11/15/29(b)(d)	CAD	26,000	19,055

BX Trust, Series 2025-VLT6, Class A, (1M CME Term SOFR + 1.44%, 1.44% Floor), 5.79%, 3/15/30(b)(d)		512,000	511,680
BXP Trust, Series 2017-GM, Class D, 3.42%, 6/13/39(b)(g)		370,000	350,438
CENT, Series 2025-CITY, Class A, 5.09%, 7/10/40(b)(g)		170,000	170,580
CFK Trust, Series 2019-FAX, Class D, 4.64%, 1/15/39(b)(g)		100,000	92,841
COMM Mortgage Trust,
Series 2024-CBM, Class A2, 5.87%, 12/10/41(b)		110,000	111,092
Series 2025-167G, Class A, 5.50%, 8/10/40(b)		36,000	35,850
Series 2025-167G, Class E, 8.47%, 8/10/40(b)(g)		30,000	29,880
Series 2025-167G, Class F, 9.46%, 8/10/40(b)(g)		18,000	17,929
Series 2025-SBX, Class B, 5.73%, 8/10/41(b)(e)(g)		14,000	13,995

DBGS Mortgage Trust, Series 2019-1735, Class X, 0.29%, 4/10/37(g)(m)		13,945,000	123,232
Fontainbleau Miami Beach Mortgage Trust, Series 2024-FBLU, Class G, (1M CME Term SOFR + 5.65%, 5.65% Floor), 9.99%, 12/15/29(b)(d)		100,000	99,981
FS Rialto Issuer LLC,
Series 2024-FL9, Class A, (1M CME Term SOFR + 1.63%, 1.63% Floor), 5.98%, 10/19/39(b)(d)		100,000	100,697
		Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)
FS Rialto Issuer LLC,
Series 2025-FL10, Class A, (1M CME Term SOFR + 1.39%), 5.74%, 8/19/42(b)(d)		$850,000	$847,974

GS Mortgage Securities Corp. Trust, Series 2023-SHIP, Class E, 7.43%, 9/10/38(b)(g)		32,000	32,060
HONO Mortgage Trust, Series 2021-LULU, Class A, (1M CME Term SOFR + 1.26%, 1.15% Floor), 5.61%, 10/15/36(b)(d)		580,300	578,487
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2024-IGLG, Class A, 5.17%, 11/09/39(b)(g)		510,000	512,237
Series 2024-IGLG, Class D, 6.48%, 11/09/39(b)(g)		140,000	138,693
Series 2024-IGLG, Class E, 7.25%, 11/09/39(b)(g)		435,000	430,950
Series 2024-IGLG, Class F, 8.22%, 11/09/39(b)(g)		372,000	368,547

JW Commercial Mortgage Trust, Series 2024-MRCO, Class A, (1M CME Term SOFR + 1.62%, 1.62% Floor), 5.96%, 6/15/39(b)(d)		100,000	100,125
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1M CME Term SOFR + 1.54%, 1.54% Floor), 5.88%, 12/15/39(b)(d)		100,000	99,969
Lagarino European Loan Conduit No. 40 DAC, (3M Euribor + 3.55%), 5.55%, 6/22/37(d)	EUR	141,000	162,371
Last Mile Logistics Pan Euro Finance DAC, Series 1X, Class E, (3M Euribor + 2.70%, 2.70% Floor), 4.83%, 8/17/33(d)		191,462	218,473
Last Mile Securities PE DAC, Series 2021-1X, Class D, (3M Euribor + 2.35%, 2.35% Floor), 4.48%, 8/17/31(d)		194,960	222,894

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)

MCR Mortgage Trust, Series 2024-HF1, Class A, (1M CME Term SOFR + 1.79%, 1.79% Floor), 6.13%, 12/15/41(b)(d)	$328,000	$328,410
MILE Trust, Series 2025-STNE, Class B, (1M CME Term SOFR + 1.70%, 1.70% Floor), 6.04%, 7/15/30(b)(d)	850,000	850,265
Morgan Stanley Capital I Trust,
Series 2019-L2, Class XA, 0.99%, 3/15/52(g)(m)	2,320,149	68,060
Series 2021-230P, Class B, (1M CME Term SOFR + 1.56%, 1.45% Floor), 5.91%, 12/15/38(b)(d)	10,000	9,103

MSWF Commercial Mortgage Trust, Series 2023-2, Class XA, 0.91%, 12/15/56(g)(m)	997,876	57,844
ORL Trust, Series 2024-GLKS, Class A, (1M CME Term SOFR + 1.49%, 1.49% Floor), 5.83%, 12/15/39(b)(d)	100,000	100,089
PENN Commercial Mortgage Trust, Series 2025-P11, Class A, 5.52%, 8/12/42(b)(g)	21,000	21,060
PFP Ltd., Series 2022-9, Class A, (1M CME Term SOFR + 2.27%, 2.27% Floor), 6.61%, 8/19/35(b)(d)	66,822	66,931
ROCK Trust, Series 2024-CNTR, Class E, 8.82%, 11/13/41(b)	100,000	105,190
SCG Commercial Mortgage Trust, Series 2025-FLWR, Class A, (1M CME Term SOFR + 1.25%), 5.60%, 8/15/30(b)(d)(e)	48,000	48,000
SELF Commerical Mortgage Trust,
Series 2024-STRG, Class A, (1M CME Term SOFR + 1.54%, 1.54% Floor), 5.88%, 11/15/34(b)(d)	210,000	211,331
Series 2024-STRG, Class E, (1M CME Term SOFR + 4.19%, 4.19% Floor), 8.53%, 11/15/34(b)(d)	100,000	99,736
		Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)
SELF Commerical Mortgage Trust,
Series 2024-STRG, Class F, (1M CME Term SOFR + 5.19%, 5.19% Floor), 9.53%, 11/15/34(b)(d)		$100,000	$99,448

STWD Ltd., Series 2021-FL2, Class AS, (1M CME Term SOFR + 1.56%, 1.45% Floor), 5.91%, 4/18/38(b)(d)		850,000	850,051
Taurus UK DAC, Series 2025-UK2X, Class D, (SONIO/N Index + 3.20%), 7.44%, 2/18/35(d)	GBP	157,265	209,098
THE Trust, Series 2023-MIC, Class A, 8.44%, 12/05/38(b)(g)		30,000	32,455
TTAN, Series 2021-MHC, Class F, (1M CME Term SOFR + 3.01%, 2.90% Floor), 7.36%, 3/15/38(b)(d)		70,215	70,347
UK Logistics DAC, Series 2025-1X, Class D, (SONIO/N Index + 4.00%), 8.32%, 5/17/35(d)	GBP	158,000	210,132
VDCM Commercial Mortgage Trust, Series 2025-AZ, Class A, 5.23%, 7/13/44(b)(g)		1,000,000	999,918
VEGAS,
Series 2024-GCS, Class C, 6.22%, 7/10/36(b)(g)		140,000	137,041
Series 2024-GCS, Class D, 6.22%, 7/10/36(b)(g)		330,000	309,860
Velocity Commercial Capital Loan Trust,
Series 2024-1, Class A, 6.55%, 1/25/54(b)		62,430	62,917
Series 2024-6, Class M3, 6.92%, 12/25/54(b)(g)		99,181	99,175
			12,913,643
Federal Home Loan Mortgage Corporation – 2.5%
Multiclass Certificates, Series 2024-P015, Class A1, 4.30%, 11/25/32(g)		46,781	45,253

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Federal Home Loan Mortgage Corporation (Continued)
Pool,
3.50%, 1/01/34 - 2/01/48	$273,129	$257,683
2.00%, 9/01/35 - 2/01/52	5,294,942	4,324,393
1.50%, 4/01/36 - 6/01/51	939,716	754,140
3.00%, 9/01/37 - 8/01/52	3,982,602	3,492,255
4.50%, 1/01/49 - 2/01/53	541,642	520,725
4.00%, 6/01/49 - 6/01/52	606,051	567,300
2.50%, 7/01/50 - 4/01/52	3,305,536	2,760,376
5.00%, 6/01/52 - 11/01/53	2,523,486	2,470,076
6.00%, 11/01/52 - 6/01/53	825,237	842,335
5.50%, 1/01/53 - 8/01/53	820,544	823,390
6.50%, 11/01/53	72,559	75,346
6.00%, 4/01/54 - 5/01/55(e)	202,997	206,640
Real Estate Mortgage Investment Conduits,
Series 5112, Class KI, 3.50%, 6/25/51(m)	341,456	64,757
Series 5499, Class B, 5.50%, 7/25/53	851,357	850,936
Series 5513, Class FD, (30D Average SOFR + 1.35%, 1.35% Floor, 6.50% Cap), 5.70%, 1/25/55(d)	1,038,597	1,038,651
Series 5516, Class FC, (30D Average SOFR + 1.40%, 1.40% Floor, 6.50% Cap), 5.75%, 3/25/55(d)	2,402,968	2,404,684
Series 5554, Class A, 5.25%, 4/25/53	493,388	489,739
Series 5564, Class CA, 5.00%, 2/25/52	300,000	297,119
Series 5566, Class EA, 5.00%, 11/25/51	750,000	741,293
Series 5571, Class BA, 5.00%, 10/25/51	700,000	693,719
		23,720,810
Federal Home Loan Mortgage Corporation Gold – 0.3%
Pool,
3.00%, 10/01/32 - 12/01/32	373,653	361,114
4.50%, 4/01/47 - 4/01/49	428,803	416,809
5.00%, 11/01/48	22,776	22,659
3.50%, 4/01/49	1,740,487	1,597,601
		2,398,183
	Par(a)	Value
Federal National Mortgage Association – 11.2%
Pool,
3.00%, 9/01/28 - 6/01/52	$19,312,534	$16,628,097
2.50%, 12/01/33 - 2/01/52	22,984,025	19,100,035
3.50%, 1/01/34 - 1/01/51	798,716	735,660
2.00%, 9/01/35 - 3/01/52	11,047,911	9,003,685
1.50%, 3/01/36 - 3/01/51	3,683,859	2,990,255
4.50%, 11/01/43 - 9/01/53	1,639,088	1,587,545
4.00%, 7/01/44 - 5/01/52	2,831,039	2,654,184
5.00%, 8/01/48 - 6/01/55	15,075,510	14,687,176
2.00%, 11/01/51(e)	937,365	736,371
3.00%, 7/01/52(e)	159,221	136,978
6.00%, 11/01/52 - 6/01/55	8,795,819	8,940,261
5.50%, 1/01/53 - 6/01/55	20,483,910	20,391,014
6.50%, 8/01/53 - 7/01/54	1,493,201	1,544,811
5.69%, 7/01/55	400,000	398,835
6.50%, 9/01/55(e)	3,180,000	3,277,034
Real Estate Mortgage Investment Conduits,
Series 2020-32, Class PI, 4.00%, 5/25/50(m)	69,381	15,071
Series 2025-52, Class GA, 5.00%, 1/25/53	739,208	732,128
Series 2025-64, Class BA, 5.00%, 5/25/52	450,000	445,872
Series 2025-65, Class BA, 5.00%, 11/25/53	800,000	790,678
Series 2025-68, Class CA, 5.00%, 1/25/53	450,000	446,417
Series 2025-69, Class DA, 5.00%, 10/25/51	900,000	890,569
		106,132,676
Government National Mortgage Association – 1.6%
Pool,
2.00%, 8/01/53(e)	1,845,000	1,489,073
3.00%, 8/01/53(e)	939,000	820,330
3.50%, 8/01/53 - 9/01/55(e)	1,202,000	1,078,379
4.50%, 8/01/53(e)	1,478,000	1,402,447
5.00%, 8/01/53(e)	2,091,000	2,040,494
5.50%, 8/01/53(e)	2,384,000	2,377,566
6.00%, 8/01/53(e)	1,509,000	1,529,218
2.50%, 8/01/55(e)	1,195,000	1,004,742
4.00%, 8/01/55(e)	538,000	495,377
6.50%, 8/01/55(e)	712,000	730,798
Series 2021-58, Class IY, 3.00%, 2/20/51(m)	620,222	101,603
Series 2021-67, Class QI, 3.00%, 4/20/51(m)	62,897	10,749

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Government National Mortgage Association (Continued)
Pool,
Series 2021-76, Class JI, 3.00%, 8/20/50(m)	$64,595	$11,017
Series 2021-78, Class IP, 3.00%, 5/20/51(m)	586,411	98,428
Series 2021-83, Class PI, 3.00%, 5/20/51(m)	210,896	35,726
Series 2021-96, Class MI, 3.00%, 6/20/51(m)	112,947	19,321
Series 2021-97, Class LI, 3.00%, 8/20/50(m)	749,888	124,170
Series 2022-78, Class IO, 3.00%, 8/20/51(m)	67,739	11,479
Series 2022-85, Class IK, 3.00%, 5/20/51(m)	346,406	59,238
Series 2025-1, Class CT, 5.00%, 1/20/55	153,787	151,886
Series 2025-1, Class MT, 5.00%, 1/20/55	329,969	326,136
Series 2025-117, Class NB, 5.25%, 3/20/52	650,000	648,928
Series 2025-126, Class AD, 5.00%, 5/16/65	54,084	53,294
Series 2025-128, Class AG, 4.75%, 7/16/66	81,000	77,077
Series 2025-128, Column AD, 5.00%, 10/16/56	82,000	80,505
Series 2025-129, Class AB, 4.75%, 8/16/54	40,000	39,351
Series 2025-130, Class AL, 4.75%, 10/16/31	40,000	39,448
Series 2025-88, Class AT, 5.00%, 6/16/58	40,543	40,131
		14,896,911
Government National Mortgage Association II – 0.7%
Pool,
3.50%, 4/20/45 - 6/20/52	814,237	740,384
4.00%, 3/20/47 - 12/20/52	904,048	843,861
4.50%, 4/20/47 - 8/20/50	129,191	125,004
3.00%, 4/20/50 - 1/20/52	1,709,604	1,496,573
2.00%, 8/20/50 - 2/20/51	1,794,988	1,449,646
2.50%, 4/20/51 - 1/20/53	2,450,385	2,061,886
		6,717,354
Uniform Mortgage-Backed Securities – 10.0%
Pool,
1.50%, 8/01/38(e)	125,000	110,368
	Par(a)	Value
Uniform Mortgage-Backed Securities (Continued)
Pool,
2.50%, 8/01/40 - 8/01/53(e)	$143,600	$120,041
4.00%, 8/01/40 - 8/01/52(e)	676,000	630,085
4.50%, 8/01/40(e)	590,000	582,846
5.00%, 9/01/40 - 9/01/53(e)	23,474,000	23,304,546
3.00%, 8/01/52 - 9/01/53(e)	1,031,700	882,932
2.00%, 8/01/53(e)	1,437,000	1,123,857
3.50%, 8/01/53 - 9/01/53(e)	1,916,000	1,709,174
5.50%, 8/01/53 - 9/01/53(e)	39,443,000	39,231,308
6.00%, 8/01/53(e)	25,746,000	26,101,857
6.50%, 8/01/53(e)	1,277,000	1,317,113
		95,114,127
Whole Loan – 3.0%
A&D Mortgage Trust, Series 2024-NQM5, Class M1, 6.52%, 11/25/69(b)	201,500	203,159
ACRA Trust, Series 2024-NQM1, Class A1, (Step to 6.61% on 11/25/28), 5.61%, 10/25/64(b)(f)	160,746	160,470
Anchor Mortgage Trust, Series 2025-RTL1, Class A1, 5.72%, 5/25/40(b)	800,000	798,712
Angel Oak Mortgage Trust,
Series 2023-7, Class A1, (Step to 4.77% on 9/25/25), 4.80%, 11/25/67(b)(f)	101,810	100,784
Series 2024-10, Class A1, (Step to 6.35% on 11/25/28), 5.35%, 10/25/69(b)(f)	44,150	43,906
Series 2024-11, Class A1, (Step to 6.70% on 11/25/28), 5.70%, 8/25/69(b)(f)	367,948	368,080
Series 2025-1, Class A1, (Step to 6.69% on 2/25/29), 5.69%, 1/25/70(b)(f)	184,425	184,447
Series 2025-8, Class A1, (Step to 6.41% on 8/25/29), 5.41%, 7/25/70(b)(f)	112,264	112,175

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Whole Loan (Continued)

Braccan Mortgage Funding PLC, Series 2024-1, Class X, (SONIO/N Index + 4.34%), 8.58%, 1/15/67(d)	GBP	112,157	$148,785
BRAVO, Series 2024-NQM6, Class A3, 5.71%, 8/01/64(b)		$674,034	671,468
BRAVO Residential Funding Trust,
Series 2023-NQM6, Class B1, 8.00%, 9/25/63(b)(g)		100,000	100,772
Series 2025-NQM7, Class A2, (Step to 6.66% on 8/25/29), 5.66%, 7/25/65(b)(e)(f)		850,000	848,852

CAFL Issuer LLC, Series 2024-RTL1, Class A1, (Step to 8.25% on 6/28/27), 6.75%, 11/28/31(b)(f)		100,000	100,968
CHL Mortgage Pass-Through Trust,
Series 2006-17, Class A6, 6.00%, 12/25/36		5,089	2,224
Series 2007-9, Class A1, 5.75%, 7/25/37		25,409	11,757
Series 2007-9, Class A11, 5.75%, 7/25/37		13,884	6,424

CIM Trust, Series 2025-I1, Class M1, 6.44%, 10/25/69(b)		900,000	906,802
COLT Mortgage Loan Trust,
Series 2021-5, Class A1, 1.73%, 11/26/66(b)		58,853	52,598
Series 2024-6, Class A1, (Step to 6.39% on 11/25/28), 5.39%, 11/25/69(b)(f)		87,625	87,522
Series 2025-7, Class A1, (Step to 6.47% on 9/25/29), 5.47%, 6/25/70(b)(f)		117,000	116,958
Series 2025-8, Class A1, (Step to 6.48% on 9/25/29), 5.48%, 8/25/70(b)(f)		100,000	99,900

Cross Mortgage Trust, Series 2023-H2, Class A1A, (Step to 8.14% on 11/25/27), 7.14%, 11/25/68(b)(f)		60,876	61,647
CSMC Trust,
Series 2022-NQM3, Class A1B, 4.27%, 3/25/67(b)(g)		111,000	107,699
	Par(a)	Value
Whole Loan (Continued)
CSMC Trust,
Series 2022-NQM6, Class PT, 8.85%, 12/25/67(b)(g)	$100,700	$106,087

Deephaven Residential Mortgage Trust, Series 2024-1, Class A1, (Step to 6.74% on 11/25/28), 5.74%, 7/25/69(b)(f)	136,817	137,169
EFMT,
Series 2024-NQM1, Class A1A, (Step to 6.71% on 11/25/28), 5.71%, 11/25/69(b)(f)	342,631	342,581
Series 2025-INV1, Class A1, (Step to 6.63% on 3/25/29), 5.63%, 3/25/70(b)(f)	157,686	157,893
Series 2025-INV3, Class A1, (Step to 6.44% on 8/25/29), 5.44%, 7/25/70(b)(f)	116,000	115,901
GCAT Trust,
Series 2025-NQM2, Class A1, (Step to 6.60% on 6/25/29), 5.60%, 4/25/70(b)(f)	1,554,068	1,557,155
Series 2025-NQM2, Class A3, (Step to 7.01% on 6/25/29), 6.01%, 4/25/70(b)(f)	777,034	780,143
Series 2025-NQM3, Class A1, (Step to 6.55% on 7/25/29), 5.55%, 5/25/70(b)(f)	1,635,251	1,637,557
Series 2025-NQM4, Class A1, (Step to 6.53% on 8/25/29), 5.53%, 6/25/70(b)(f)	170,000	169,984
Series 2025-NQM4, Class A2, (Step to 6.73% on 8/25/29), 5.73%, 6/25/70(b)(f)	500,000	499,948
GS Mortgage-Backed Securities Trust,
Series 2022-NQM1, Class A4, 4.00%, 5/25/62(b)	66,715	60,399
Series 2025-HE1, Class A1, (30D Average SOFR + 1.55%), 6.09%, 10/25/55(b)(d)	500,000	499,934

GSR Mortgage Loan Trust, Series 2007-1F, Class 2A4, 5.50%, 1/25/37	41,076	82,180

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Whole Loan (Continued)
Homes Trust,
Series 2024-NQM2, Class A1, (Step to 6.72% on 12/25/28), 5.72%, 10/25/69(b)(f)		$94,146	$94,316
Series 2025-AFC2, Class A1B, (Step to 6.57% on 7/25/29), 5.57%, 6/25/60(b)(f)		784,148	782,785
Series 2025-NQM2, Class A1, (Step to 6.43% on 5/25/29), 5.43%, 2/25/70(b)(f)		96,230	96,187

Household Capital, Series 2025-1, Class A, (3M Australian BBSW + 1.90%), 5.74%, 7/21/87(d)	AUD	60,000	38,563
Impac Secured Assets Trust, Series 2006-3, Class A1, (1M CME Term SOFR + 0.45%, 0.34% Floor), 4.81%, 11/25/36(d)		86,404	78,406
IndyMac INDX Mortgage Loan Trust, Series 2006-AR41, Class A3, (1M CME Term SOFR + 0.47%, 0.36% Floor, 11.00% Cap), 4.83%, 2/25/37(d)		8,984	8,472
JP Morgan Mortgage Trust,
Series 2024-VIS2, Class B1, 7.72%, 11/25/64(b)(g)		25,000	25,240
Series 2025-VIS1, Class M1, 6.41%, 8/25/55(b)(g)		150,000	150,742

Jupiter Mortgage No. 1 PLC, Series 1X, Class DR, (SONIO/N Index + 3.00%), 7.24%, 7/20/55(d)	GBP	100,000	134,041
MASTR Asset Securitization Trust,
Series 2007-1, Class 1A4, 6.50%, 11/25/37		562,796	92,767
Series 2007-2, Class A2, 6.25%, 1/25/38		299,998	154,221
Morgan Stanley Residential Mortgage Loan Trust,
Series 2025-DSC2, Class A1, (Step to 6.44% on 8/25/29), 5.44%, 7/25/70(b)(f)		116,000	115,908
Series 2025-NQM1, Class M1, 6.50%, 11/25/69(b)		182,800	184,527
	Par(a)	Value
Whole Loan (Continued)
New Residential Mortgage Loan Trust,
Series 2024-NQM1, Class A1, (Step to 6.64% on 12/25/32), 5.38%, 1/25/65(b)(f)	$142,492	$143,077
Series 2024-NQM1, Class M1, 6.47%, 1/25/65(b)	501,164	506,169
Series 2024-NQM3, Class B1, 7.17%, 11/25/64(b)(g)	100,000	102,365
Series 2025-NQM3, Class A1, (Step to 6.53% on 9/25/40), 5.53%, 5/25/65(b)(f)	774,969	777,251
Series 2025-NQM3, Class A3, (Step to 6.74% on 9/25/40), 5.99%, 5/25/65(b)(f)	774,969	777,464
Series 2025-NQM4, Class A1, 5.35%, 7/25/65(b)(g)	100,000	99,839

NYMT Loan Trust, Series 2025-CP1, Class A1, 3.75%, 11/25/69(b)(g)	850,000	808,584
OBX Trust,
Series 2024-NQM18, Class A3, (Step to 6.87% on 12/25/28), 5.87%, 10/25/64(b)(f)	683,509	684,153
Series 2025-NQM10, Class A3, (Step to 6.71% on 6/25/29), 5.71%, 5/25/65(b)(f)	791,523	793,449
Series 2025-NQM13, Class A3, (Step to 6.82% on 8/25/29), 5.82%, 5/25/65(b)(f)	800,000	799,761
Series 2025-NQM3, Class A1, (Step to 6.65% on 3/25/29), 5.65%, 12/01/64(b)(f)	106,616	106,846

PMT Loan Trust, Series 2025-INV7, Class A7, 6.00%, 6/25/56(b)(g)	800,000	809,751
PRKCM Trust, Series 2023-AFC1, Class B1, 7.44%, 2/25/58(b)(g)	226,000	226,713
PRPM, Series 2025-3, Class A1, (Step to 9.26% on 6/25/28), 6.26%, 5/25/30(b)(f)	781,006	782,380
PRPM LLC,
Series 2025-5, Class A1, (Step to 8.73% on 8/25/28), 5.93%, 7/25/30(b)(f)	800,000	799,452

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Whole Loan (Continued)
PRPM LLC,
Series 2025-RCF3, Class A1, (Step to 6.25% on 8/25/29), 5.25%, 7/25/55(b)(f)		$500,000	$499,090
PRPM Trust,
Series 2024-NQM1, Class B1, 7.48%, 12/25/68(b)(g)		100,000	100,832
Series 2025-NQM1, Class A1, (Step to 6.80% on 3/25/29), 5.80%, 11/25/69(b)(f)		94,607	94,807
Series 2025-NQM3, Class A1, (Step to 6.61% on 8/25/29), 5.61%, 5/25/70(b)(f)		116,000	116,070

RFMSI Trust, Series 006-SA4, Class 2A1, 5.54%, 11/25/36(g)		17,752	14,918
Saluda Grade Alternative Mortgage Trust, Series 2025-LOC4, Class A1A, (30D Average SOFR + 1.75%), 6.10%, 6/25/55(b)(d)		780,981	780,977
Sequoia Mortgage Trust,
Series 2025-5, Class A5, 5.50%, 6/25/55(b)(g)		949,060	947,879
Series 2025-6, Class A11, 5.50%, 3/25/38(b)(g)(l)		791,761	791,332

Towd Point Mortgage Trust, Series 2025-1, Class A1B, 4.75%, 6/25/65(b)(g)		987,818	983,469
Verus Securitization Trust,
Series 2021-8, Class A1, 1.82%, 11/25/66(b)(g)		57,849	52,518
Series 2023-2, Class B1, 7.47%, 3/25/68(b)(g)		100,000	99,793
Series 2025-5, Class A1, (Step to 6.43% on 7/25/29), 5.43%, 6/25/70(b)(f)		120,170	120,200
Series 2025-5, Class A2, (Step to 6.58% on 7/25/29), 5.58%, 6/25/70(b)(f)		787,998	785,207
Series 2025-5, Class A3, (Step to 6.68% on 7/25/29), 5.68%, 6/25/70(b)(f)		787,998	785,195
Series 2025-6, Class A1, (Step to 6.42% on 8/25/29), 5.42%, 7/25/70(b)(f)	SAR	275,000	275,375
	Par(a)	Value
Whole Loan (Continued)

Vista Point Securitization Trust, Series 2020-2, Class B2, 5.16%, 4/25/65(b)(g)	$142,800	$134,793
Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 2.76%, 2/25/38(g)(m)	159,960	34,506
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR13, Class 1A, (12MTA + 0.88%, 0.88% Floor), 4.85%, 10/25/46(d)	229,290	196,384
		28,429,814
Total Mortgage-Backed Securities (Cost $295,678,513)		290,323,518

Municipal Bonds – 0.3%
California – 0.1%
Bay Area Toll Authority Toll Bridge Subordinate Revenue Bonds, Series S1, Build America Bonds, 7.04%, 4/01/50	160,000	181,547
California State Taxable GO Unlimited Refunding Bonds, Prerefunded, 4.60%, 4/01/28(n)	325,000	328,544
California State Various Purpose Taxable GO Unlimited Bonds, Build America Bonds,
7.50%, 4/01/34	65,000	75,235
7.55%, 4/01/39	40,000	47,819

Los Angeles Community College District GO Unlimited Bonds, Build America Bonds, 6.60%, 8/01/42	45,000	47,792
University of California Taxable General Revenue Bonds, Series AD, 4.86%, 5/15/12(o)	25,000	20,687
		701,624
Georgia – 0.0%(c)
Municipal Electric Authority of Georgia Taxable Revenue Bonds, Build America Bonds, 6.64%, 4/01/57	38,000	40,729

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Idaho – 0.1%
Idaho State Housing & Finance Association SFM Taxable Revenue Bond, Series D (GNMA, FNMA, FHLMC Insured), 6.01%, 7/01/45	$850,000	$851,422
Illinois – 0.0%(c)
Illinois State Taxable Pension GO Unlimited Bonds, 5.10%, 6/01/33	261,765	267,434
Louisiana – 0.0%(c)
Louisiana State Local Government Environmental Facilities & Community Development Authority Taxable Revenue Bonds, Louisiana Utilities Restoration Corp., Project, 4.15%, 2/01/33	70,000	69,221
New Jersey – 0.0%(c)
New Jersey State Turnpike Authority Taxable Revenue Bonds, Build America Bonds, 7.41%, 1/01/40	106,000	125,761
New York – 0.1%
Metropolitan Transportation Authority Revenue Bonds, Build America Bonds, 6.67%, 11/15/39	70,000	75,209
New York City Municipal Water Finance Authority Water & Sewer System Second General Resolution Taxable Revenue Bonds, 5.88%, 6/15/44	30,000	30,320
New York City Municipal Water Finance Authority Water & Sewer System Taxable Revenue Bonds, Build America Bonds, 6.01%, 6/15/42	95,000	98,396
New York State Dormitory Authority Personal Income TRB, Build America Bonds, 5.39%, 3/15/40	30,000	29,876
Port Authority of New York & New Jersey Consolidated 165th Taxable Revenue Bonds, 5.65%, 11/01/40	65,000	67,810
	Par(a)	Value
New York (Continued)
Port Authority of New York & New Jersey Consolidated 168th Revenue Bonds, 4.93%, 10/01/51	$85,000	$77,856
Port Authority of New York & New Jersey Consolidated Taxable Revenue Bonds, Series 181, 4.96%, 8/01/46	60,000	56,129
		435,596
Ohio – 0.0%(c)
American Municipal Power-Ohio, Inc., Taxable Revenue Bonds, Series B, Combined Hydroelectric Projects, 8.08%, 2/15/50	75,000	94,348
Texas – 0.0%(c)
San Antonio Electric & Gas Junior Lien Revenue Bonds, Build America Bonds, 5.81%, 2/01/41	75,000	76,210
Texas State Taxable GO Unlimited Bonds, Build America Bonds, 5.52%, 4/01/39	95,000	96,973
		173,183
Total Municipal Bonds (Cost $3,009,779)		2,759,318

Term Loans – 0.5%(d)
Asset Management – 0.1%
MG Azalea LP, Term Loan, (1M USD CME Term SOFR + 2.10%), 6.45%, 6/24/32	1,300,000	1,300,000
Consumer Cyclical – 0.1%
Burlington Coat Factory Warehouse Corp., Term B-7 Loan, (1M USD CME Term SOFR + 1.75%), 6.11%, 9/24/31	797,990	794,199
Electric Utilities – 0.1%
NRG Energy, Inc., 2024 New Term Loan, 4/16/31(p)	750,000	749,895
Energy – 0.1%
Colossus AcquireCo LLC, Initial Term Loan, 7/30/32(p)	800,000	795,432

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Leisure Facilities & Services – 0.1%(c)
Entain Holdings (Gibraltar) Ltd., Term Loan B, 0.00%, 7/30/32(e)	$325,000	$324,594
Flutter Entertainment PLC, 2024 Refinancing Term B Loan, (3M USD CME Term SOFR + 1.75%, 0.50% Floor), 6.05%, 11/30/30	89,544	89,141
Flutter Entertainment PLC, Third Incremental Term B Loan, (3M USD CME Term SOFR + 2.00%, 0.50% Floor), 6.30%, 6/04/32	450,000	449,438
		863,173
Software – 0.0%(c)
ConnectWise LLC, Initial Term Loan, (3M USD CME Term SOFR + 3.50%, 0.50% Floor), 8.06%, 9/29/28	22,735	22,796
Specialty Finance – 0.0%(c)
IMC Financing LLC, Term Loan, (1M USD CME Term SOFR + 3.50%), 7.85%, 6/18/32	300,000	302,625
Total Term Loans (Cost $4,818,258)		4,828,120

U.S. Government Obligations – 17.6%
U.S. Treasury Bonds – 5.3%
4.25%, 5/15/39	64,000	61,673
4.38%, 11/15/39	18,814,000	18,263,544
1.13%, 5/15/40	1,373,000	847,667
1.13%, 8/15/40	1,373,000	839,675
4.25%, 11/15/40	1,312,700	1,245,834
1.38%, 11/15/40	1,373,000	869,763
1.88%, 2/15/41	1,863,700	1,273,431
3.75%, 8/15/41	1,029,000	912,755
3.88%, 2/15/43	652,500	577,794
3.63%, 8/15/43	1,009,600	858,870
3.75%, 11/15/43	1,009,600	871,845
4.13%, 8/15/44	325,700	294,911
4.63%, 11/15/44	388,000	375,329
2.50%, 2/15/45	3,008,200	2,092,462
2.75%, 11/15/47	3,558,600	2,499,639
3.00%, 2/15/48	1,433,000	1,052,135
2.25%, 8/15/49	1,430,000	884,813
1.38%, 8/15/50	389,000	189,090
1.63%, 11/15/50	251,800	130,749
2.38%, 5/15/51	391,300	244,547
2.00%, 8/15/51	389,000	220,970
1.88%, 11/15/51	1,164,000	637,654
	Par(a)	Value
U.S. Treasury Bonds (Continued)
2.25%, 2/15/52	$1,486,200	$894,274
3.00%, 8/15/52	26,000	18,483
3.63%, 2/15/53	41,000	32,991
3.63%, 5/15/53	35,500	28,535
4.63%, 2/15/55	132,000	126,452
4.75%, 5/15/55	2,040,000	1,995,375
0.00%, 5/15/45(q)(r)	8,000,000	2,986,740
0.00%, 5/15/55(r)	36,000,000	8,451,127
		49,779,127
U.S. Treasury Notes – 12.3%
1.25%, 4/15/28	1,280,000	1,368,813
2.13%, 4/15/29	2,870,000	3,061,973
1.63%, 10/15/29	3,420,000	3,538,687
1.38%, 7/15/33	260,000	266,623
1.88%, 7/15/34	4,710,000	4,817,924
2.13%, 1/15/35	8,180,000	8,437,865
4.63%, 10/15/26	53,000	53,306
2.00%, 11/15/26	1,385,800	1,349,423
4.25%, 11/30/26	5,998,000	6,009,481
4.38%, 12/15/26	1,952,700	1,960,633
4.25%, 12/31/26	156,000	156,372
4.00%, 1/15/27	1,332,700	1,331,659
1.88%, 2/28/27	4,000	3,870
4.25%, 3/15/27	1,332,700	1,337,646
3.75%, 4/30/27	111,000	110,562
0.50%, 5/31/27	688,000	646,344
3.25%, 6/30/27(i)	4,939,000	4,875,912
4.38%, 7/15/27	24,000	24,187
2.25%, 8/15/27	1,202,400	1,162,852
3.13%, 8/31/27	6,000	5,904
3.38%, 9/15/27(i)	100,000	98,898
0.38%, 9/30/27	970,000	899,372
4.13%, 10/31/27	1,096,600	1,101,269
0.63%, 11/30/27	12,000	11,130
3.88%, 11/30/27(i)	1,475,500	1,474,174
4.00%, 2/29/28	14,000	14,036
1.25%, 3/31/28	1,046,700	977,233
3.50%, 4/30/28	61,000	60,376
3.75%, 5/15/28	9,600,000	9,565,500
1.25%, 5/31/28	1,710,800	1,590,844
1.13%, 8/31/28	1,395,200	1,284,183
4.38%, 8/31/28	1,223,100	1,240,061
1.25%, 9/30/28	1,368,700	1,261,984
1.38%, 12/31/28	4,000	3,681
3.75%, 12/31/28	1,599,000	1,591,192
2.38%, 3/31/29	1,121,800	1,063,431
3.25%, 6/30/29	1,253,600	1,223,533
4.25%, 6/30/29	2,000	2,024
4.00%, 2/28/30	304,000	304,819
3.88%, 4/30/30	9,556,000	9,526,884

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
U.S. Treasury Notes (Continued)
3.75%, 5/31/30	$1,046,000	$1,036,521
4.00%, 5/31/30(q)	14,633,000	14,668,439
3.88%, 6/30/30(i)	170,000	169,389
4.00%, 7/31/30	175,000	175,260
4.88%, 10/31/30	844,300	879,490
3.75%, 12/31/30	13,000	12,840
4.25%, 6/30/31	1,278,500	1,291,485
3.63%, 9/30/31(i)	1,177,200	1,148,598
4.13%, 11/30/31	13,000	13,023
4.50%, 12/31/31	752,100	768,993
4.13%, 2/29/32	29,000	29,022
4.00%, 4/30/32	6,500,000	6,452,520
2.88%, 5/15/32	43,600	40,376
4.13%, 5/31/32	14,250,000	14,243,320
4.00%, 6/30/32	329,000	326,327
4.00%, 2/15/34	1,061,800	1,041,269
3.88%, 8/15/34	16,000	15,479
4.63%, 2/15/35	149,000	152,236
4.25%, 5/15/35	684,000	678,015
		116,957,262
Total U.S. Government Obligations (Cost $169,755,615)		166,736,389

	Number of Shares
Investment Companies – 33.5%
BlackRock Allocation Target Shares - BATS, Series A	5,928,904	56,502,457
iShares U.S. Treasury Bond ETF(s)	11,422,789	260,668,045
Total Investment Companies (Cost $318,764,707)		317,170,502

	Par(a)/Number of Shares
Short-Term Investments – 3.5%
Corporate Bonds – 0.0%(c)
EQT Corp., 3.13%, 5/15/26(b)	$268,000	264,164
Foreign Issuer Bonds – 0.1%
Diamond II Ltd., 7.95%, 7/28/26	450,000	453,747
	Par(a)/Number of Shares	Value
Money Market Funds – 2.9%
Northern Institutional Funds - Liquid Assets Portfolio, 4.37%(t)(u)	$8,101,008	$8,101,008
Northern Institutional Funds - Treasury Portfolio (Premier), 4.15%(t)	19,121,168	19,121,168
		27,222,176
Mortgage-Backed Securities – 0.0%(c)
Petroleos Mexicanos, 7.50%, 3/20/26	422,000	422,638
U.S. Government Obligations – 0.5%
U.S. Treasury Notes,
3.13%, 8/15/25(i)	213,000	212,885
4.63%, 3/15/26(i)	2,508,000	2,515,367
0.63%, 7/31/26	1,989,100	1,920,228
		4,648,480
Total Short-Term Investments (Cost $32,999,860)		33,011,205

Number of Contracts		Notional Amount
Purchased Options – 0.1%
Call Options - Exchange Traded – 0.0%(c)
3-Month SOFR Future, Strike Price USD 96.19, Expires 10/10/25	328	78,695,400	43,050
Call Swaptions - Over the Counter – 0.0%(c)
Pay 1-Day USD SOFR (Annually); Receive 3.93% (Annually): Interest Rate Swap Maturing 3/31/2037, Strike Price USD 3.93, Expires 3/29/27, Counterparty: Morgan Stanley	1	1,046,700	38,372
Pay 1-Day USD SOFR (Annually); Receive 4.00% (Annually): Interest Rate Swap Maturing 3/31/2037, Strike Price USD 4.00, Expires 3/29/27, Counterparty: BNP Paribas	1	428,800	16,990
Pay 1-Day USD SOFR (Annually); Receive 4.00% (Annually): Interest Rate Swap Maturing 6/08/2037, Strike Price USD 4.00, Expires 6/04/27, Counterparty: Goldman Sachs	1	1,390,000	55,707

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Number of Contracts		Notional Amount	Value
Call Swaptions - Over the Counter (Continued)
Pay 1-Day USD SOFR (Annually); Receive 4.01% (Annually): Interest Rate Swap Maturing 4/16/2037, Strike Price USD 4.01, Expires 4/14/27, Counterparty: Deutsche Bank	1	$169,133	$6,787
Pay 1-Day USD SOFR (Annually); Receive 4.05% (Annually): Interest Rate Swap Maturing 4/14/2037, Strike Price USD 4.05, Expires 4/12/27, Counterparty: Citibank	1	337,050	14,072
Pay 1-Day USD SOFR (Annually); Receive 4.05% (Annually): Interest Rate Swap Maturing 7/12/2037, Strike Price USD 4.05, Expires 7/08/27, Counterparty: Barclays	1	67,000	2,854
Pay 1-Day USD SOFR (Annually); Receive 4.07% (Annually): Interest Rate Swap Maturing 7/16/2037, Strike Price USD 4.07, Expires 7/14/27, Counterparty: Deutsche Bank	1	819,500	35,621
Pay 1-Day USD SOFR (Annually); Receive 4.08% (Annually): Interest Rate Swap Maturing 7/19/2037, Strike Price USD 4.08, Expires 7/15/27, Counterparty: JPMorgan Chase	1	819,500	36,062
Pay 1-Day USD SOFR (Annually); Receive 4.34% (Annually): Interest Rate Swap Maturing 1/15/2037, Strike Price USD 4.34, Expires 1/13/27, Counterparty: Deutsche Bank	1	745,360	41,339
Pay 1-Day USD SOFR (Annually); Receive 4.35% (Annually): Interest Rate Swap Maturing 1/15/2037, Strike Price USD 4.35, Expires 1/13/27, Counterparty: Deutsche Bank	1	745,360	41,745
			289,549
Number of Contracts		Notional Amount	Value
Put Options - Over the Counter – 0.0%(c)
Brazilian Real vs. U.S. Dollar, Strike Price BRL 5.48, Expires 8/12/25, Counterparty: Morgan Stanley	1	$7,152,000	$8,191
Chinese Yuan vs. U.S. Dollar, Strike Price CNH 7.00, Expires 1/16/26, Counterparty: Standard Chartered Bank	1	7,614,000	35,315
Japanese Yen vs. U.S. Dollar, Strike Price JPY 150.00, Expires 11/20/25, Counterparty: Barclays	1	3,516,000	15,671
			59,177
Put Swaptions - Over the Counter – 0.1%
Pay 3.50% (Annually); Receive 1-Day USD SOFR (Annually): Interest Rate Swap Maturing 7/14/2029, Strike Price USD 3.50, Expires 7/12/27, Counterparty: BNP Paribas	1	6,434,214	56,247
Pay 3.50% (Annually); Receive 1-Day USD SOFR (Annually): Interest Rate Swap Maturing 7/14/2029, Strike Price USD 3.50, Expires 7/12/27, Counterparty: Bank of America	1	7,045,786	61,593
Pay 3.93% (Annually); Receive 1-Day USD SOFR (Annually): Interest Rate Swap Maturing 3/31/2037, Strike Price USD 3.93, Expires 3/29/27, Counterparty: Morgan Stanley	1	1,046,700	38,434
Pay 4.00% (Annually); Receive 1-Day USD SOFR (Annually): Interest Rate Swap Maturing 3/31/2037, Strike Price USD 4.00, Expires 3/29/27, Counterparty: BNP Paribas	1	428,800	14,671
Pay 4.00% (Annually); Receive 1-Day USD SOFR (Annually): Interest Rate Swap Maturing 6/08/2037, Strike Price USD 4.00, Expires 6/04/27, Counterparty: Goldman Sachs	1	1,390,000	51,438

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Number of Contracts		Notional Amount	Value
Put Swaptions - Over the Counter (Continued)
Pay 4.01% (Annually); Receive 1-Day USD SOFR (Annually): Interest Rate Swap Maturing 4/16/2037, Strike Price USD 4.01, Expires 4/14/27, Counterparty: Deutsche Bank	1	$169,133	$5,850
Pay 4.05% (Annually); Receive 1-Day USD SOFR (Annually): Interest Rate Swap Maturing 4/14/2037, Strike Price USD 4.05, Expires 4/12/27, Counterparty: Citibank	1	337,050	11,200
Pay 4.05% (Annually); Receive 1-Day USD SOFR (Annually): Interest Rate Swap Maturing 7/12/2037, Strike Price USD 4.05, Expires 7/08/27, Counterparty: Barclays	1	67,000	2,444
Pay 4.07% (Annually); Receive 1-Day USD SOFR (Annually): Interest Rate Swap Maturing 7/16/2037, Strike Price USD 4.07, Expires 7/14/27, Counterparty: Deutsche Bank	1	819,500	29,558
Pay 4.08% (Annually); Receive 1-Day USD SOFR (Annually): Interest Rate Swap Maturing 7/19/2037, Strike Price USD 4.08, Expires 7/15/27, Counterparty: JPMorgan Chase	1	819,500	29,255
Pay 4.33% (Annually); Receive 1-Day USD SOFR (Annually): Interest Rate Swap Maturing 10/16/2055, Strike Price USD 4.33, Expires 10/14/25, Counterparty: Citibank	1	4,800,000	38,210
Pay 4.34% (Annually); Receive 1-Day USD SOFR (Annually): Interest Rate Swap Maturing 1/15/2037, Strike Price USD 4.34, Expires 1/13/27, Counterparty: Deutsche Bank	1	745,360	15,805
Number of Contracts		Notional Amount	Value
Put Swaptions - Over the Counter (Continued)
Pay 4.35% (Annually); Receive 1-Day USD SOFR (Annually): Interest Rate Swap Maturing 1/15/2037, Strike Price USD 4.35, Expires 1/13/27, Counterparty: Deutsche Bank	1	$745,360	$15,623
Pay 4.35% (Annually); Receive 1-Day USD SOFR (Annually): Interest Rate Swap Maturing 8/15/2055, Strike Price USD 4.35, Expires 8/13/25, Counterparty: Goldman Sachs	1	4,822,000	1,036
			371,364
Total Purchased Options (Premiums Paid 1,011,161)			763,140

Total Long Positions – 113.0% (Cost $1,079,313,649)	1,070,086,683

	Par(a)	Value
Short Positions – (0.9)%(v)
Mortgage-Backed Securities – (0.9)%
Uniform Mortgage-Backed Securities – (0.9)%
Pool,
2.00%, 8/01/38(e)	(396,000)	(359,455)
3.00%, 8/01/40(e)	(128,000)	(121,200)
3.50%, 8/01/40(e)	(18,000)	(17,243)
4.50%, 8/01/53(e)	(8,202,000)	(7,779,546)
(8,277,444)
Total Mortgage-Backed Securities (Proceeds $8,254,389)		(8,277,444)
Total Short Positions – (0.9)% (Proceeds $8,254,389)		(8,277,444)
Total Written Options – (0.0)%(c) (Premiums Received $288,283)		(137,520)
Liabilities less Other Assets – (12.1)%(w)		(114,664,382)
NET ASSETS – 100.0%		$947,007,337
Percentages shown are based on Net Assets.

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund

(a)	Par value is in USD unless otherwise indicated.
(b)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2025, these securities had a total value of $158,041,281 or 16.69% of net assets.

(c)	Amount rounds to less than 0.05%.
(d)	Variable or floating rate security. Rate as of July 31, 2025 is disclosed.
(e)	When-Issued Security. Coupon rate was not yet in effect at July 31, 2025.
(f)	Step coupon bond. Rate as of July 31, 2025 is disclosed.
(g)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of July 31, 2025 is disclosed.

(h)	Investment is valued using significant unobservable inputs (Level 3).
(i)	Security either partially or fully on loan. As of July 31, 2025, the total value of securities on loan is $18,693,580.
(j)	Distributions from this security are made via payments in-kind (PIK) unless otherwise noted in the description.
(k)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of July 31, 2025 is disclosed.
(l)	Perpetual bond. Maturity date represents next call date.
(m)	Security is an Interest Only Strip.
(n)	Maturity date represents the prerefunded date.
(o)	Century bond maturing in 2112.
(p)	Position is unsettled. Contract rate was not determined at July 31, 2025 and does not take effect until settlement date.
(q)	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap agreements.
(r)	Zero coupon bond.
(s)
Fair value of this security exceeds 25% of the Fund's Net Assets. Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.

(t)	7-day current yield as of July 31, 2025 is disclosed.
(u)	Security purchased with the cash proceeds from securities loaned. As of July 31, 2025, total cash collateral has a value of $8,101,008 and total non-cash collateral has a value of $11,022,705.
(v)	Securities sold short are not owned by the Fund.
(w)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures, swap and written options contracts.
*	Non-Income Producing Security

Abbreviations:

1M	1 Month
1Y	1 Year
3M	3 Month
5Y	5 Year
6M	6 Month
10Y	10 Year
12MTA	12 Month Treasury Average
30D	30 Day
ABS	Asset-Backed Security
AUD	Australian Dollar
BATS	Better Alternative Trading System
BBSW	Bank Bill Swap Rate
BRL	Brazilian Real
CAD	Canadian Dollar
CDX	Credit Default Swap Index
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CMS	Constant Maturity Swap
CMT	Constant Maturity
CNH	Chinese Yuan Renminbi
COP	Colombian Peso
CORRA	Canadian Overnight Repo Rate Average

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
ETF	Exchange-Traded Fund
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	British Pound
GNMA	Government National Mortgage Association
GO	Government Obligation
IO	Interest Only
JPY	Japanese Yen
JSC	Joint Stock Company
L.P.	Limited Partnership
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
MSCI	Morgan Stanley Capital International
PLC	Public Limited Company
S&P	Standards & Poor's
SAR	Saudi Arabia Riyal
SFM	Single Family Mortgage
SOFR	United States Secured Overnight Financing Rate
TONAR	Tokyo Overnight Average Rate
TRB	Tax Revenue Bonds
ULC	Unlimited Liability Corporation
USD	United States Dollar

Futures Contracts outstanding at July 31, 2025: Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro-Bobl	27	9/08/2025	EUR	3,613,371	$(17,602)
10-Year U.S. Treasury Note	25	9/19/2025	USD	2,776,562	(1,570)
U.S. Treasury Long Bond	41	9/19/2025	USD	4,681,687	36,854
Ultra U.S. Treasury Bond	70	9/19/2025	USD	8,211,875	94,564
2-Year U.S. Treasury Note	383	9/30/2025	USD	79,275,016	(184,169)
5-Year U.S. Treasury Note	169	9/30/2025	USD	18,281,047	(9,250)
CME 3-Month SOFR	71	3/17/2026	USD	17,034,675	(4,438)
Total Long Contracts					$(85,611)
Short Contracts
30-Year Euro-Buxl	(8)	9/08/2025	EUR	1,071,633	$27,487
E-Mini S&P 500	(3)	9/19/2025	USD	956,137	(50,955)
Ultra 10-Year U.S. Treasury Note	(242)	9/19/2025	USD	27,364,906	(89,638)
Total Short Contracts					$(113,106)
					$(198,717)

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at July 31, 2025:

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

9/17/25	U.S. Dollars	3,553,619	Euro	3,012,000	Deutsche Bank	$104,886
9/17/25	U.S. Dollars	4,519,945	Euro	3,882,817	UBS	74,129
9/17/25	U.S. Dollars	2,710,567	British Pounds	1,996,100	Morgan Stanley	73,128
9/17/25	U.S. Dollars	1,249,146	Japanese Yen	177,489,111	JPMorgan Chase	65,563
9/17/25	U.S. Dollars	2,534,891	Euro	2,172,000	RBS	47,955
9/17/25	U.S. Dollars	631,641	British Pounds	465,000	UBS	17,238
9/17/25	U.S. Dollars	397,474	Colombian Pesos	1,635,827,000	Goldman Sachs	8,667
9/17/25	U.S. Dollars	188,060	Euro	160,000	Citibank	4,861
9/17/25	U.S. Dollars	212,756	Euro	182,304	State Street	4,018
9/17/25	U.S. Dollars	191,315	Euro	164,000	BNP Paribas	3,536
9/17/25	U.S. Dollars	65,484	Japanese Yen	9,339,000	HSBC	3,207
9/17/25	Mexican Pesos	6,366,714	U.S. Dollars	333,000	JPMorgan Chase	2,677
9/17/25	U.S. Dollars	138,069	Brazilian Reals	770,000	Toronto-Dominion Bank	2,279
12/22/25	Egyptian Pounds	1,685,300	U.S. Dollars	30,052	Citibank	2,225
9/17/25	U.S. Dollars	99,537	Euro	85,348	Toronto-Dominion Bank	1,813
9/17/25	U.S. Dollars	99,537	Euro	85,348	Standard Chartered Bank	1,813
9/17/25	U.S. Dollars	285,476	Brazilian Reals	1,611,000	Citibank	1,375
9/17/25	Mexican Pesos	6,322,276	U.S. Dollars	332,000	Goldman Sachs	1,334
10/24/25	Turkish Lira	883,707	U.S. Dollars	19,000	UBS	1,135
9/17/25	U.S. Dollars	1,609,103	Brazilian Reals	9,118,787	Barclays	998
8/04/25	Peruvian Nuevo Soles	174,250	U.S. Dollars	47,531	Citibank	966
9/03/25	Turkish Lira	780,000	U.S. Dollars	17,680	UBS	940
9/04/25	Nigerian Naira	13,170,300	U.S. Dollars	7,982	Morgan Stanley	475
9/17/25	U.S. Dollars	318,514	Brazilian Reals	1,804,000	Societe Generale	377
9/04/25	Nigerian Naira	25,441,348	U.S. Dollars	16,021	Citibank	316
9/17/25	U.S. Dollars	15,545	Japanese Yen	2,298,000	Barclays	221
Total Unrealized Appreciation						$426,132

9/17/25	U.S. Dollars	133,696	Colombian Pesos	562,618,329	JPMorgan Chase	$(29)
9/17/25	Hungarian Forints	3,552,000	U.S. Dollars	10,199	Morgan Stanley	(90)
9/17/25	Czech Republic Koruna	816,000	U.S. Dollars	38,223	State Street	(286)
9/17/25	U.S. Dollars	144,098	Brazilian Reals	820,000	Citibank	(509)
9/17/25	Brazilian Reals	292,052	U.S. Dollars	52,400	Goldman Sachs	(896)
9/03/25	U.S. Dollars	17,482	Turkish Lira	780,000	Barclays	(1,138)
8/04/25	U.S. Dollars	47,327	Peruvian Nuevo Soles	174,250	Citibank	(1,170)
10/24/25	U.S. Dollars	19,000	Turkish Lira	892,383	Barclays	(1,332)

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at July 31, 2025: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
12/22/25	U.S. Dollars	30,036	Egyptian Pounds	1,685,300	Citibank	$(2,241)
9/04/25	U.S. Dollars	24,003	Nigerian Naira	41,669,208	Morgan Stanley	(2,754)
9/17/25	Brazilian Reals	5,676,895	U.S. Dollars	1,003,888	Barclays	(2,763)
9/17/25	Brazilian Reals	1,387,143	U.S. Dollars	249,300	Citibank	(4,677)
9/17/25	Chinese Offshore Yuan	11,797,615	U.S. Dollars	1,650,000	Barclays	(7,334)
9/17/25	Euro	2,321,000	U.S. Dollars	2,670,171	HSBC	(12,632)
9/17/25	British Pounds	830,000	U.S. Dollars	1,137,025	RBS	(40,349)
9/17/25	Euro	2,685,000	U.S. Dollars	3,149,814	Toronto-Dominion Bank	(75,495)
Total Unrealized Depreciation						$(153,695)
Net Unrealized Appreciation						$272,437

Written Call Option Contracts outstanding at July 31, 2025: Exchange Traded

Description	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
3-Month SOFR Future	328	USD	78,695,400	96.44	10/10/2025	$(18,450)
Total Written Call Options Contracts (Premiums Received $32,265)						$(18,450)

Written Put Option Contracts outstanding at July 31, 2025: Over the Counter

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Brazilian Real vs. U.S. Dollar	Morgan Stanley	1	USD	7,152,000	BRL	5.35	8/12/2025	$(613)
Chinese Yuan vs. U.S. Dollar	Standard Chartered Bank	1	USD	7,614,000	CNH	6.85	1/16/2026	(12,295)
Total Written OTC Put Options Contracts (Premiums Received $37,688)								$(12,908)

Written Put Interest Rate Swaption Contracts outstanding at July 31, 2025: Over the Counter

Description	Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Expiration Date	Exercise Rate	Notional Amount		Value
Interest Rate Swap Maturing 10/16/2030	1-Day USD SOFR (Annually)	3.81% (Annually)	Citibank	10/14/2025	3.81%	USD	18,574,000	$(49,735)

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Written Put Interest Rate Swaption Contracts outstanding at July 31, 2025: Over the Counter (continued)

Description	Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Expiration Date	Exercise Rate	Notional Amount		Value
Interest Rate Swap Maturing 7/14/2029	1-Day USD SOFR (Annually)	4.25% (Annually)	BNP Paribas	7/12/2027	4.25%	USD	6,434,214	$(26,890)
Interest Rate Swap Maturing 7/14/2029	1-Day USD SOFR (Annually)	4.25% (Annually)	Bank of America	7/12/2027	4.25	USD	7,045,786	(29,446)
Interest Rate Swap Maturing 8/15/2030	1-Day USD SOFR (Annually)	4.03% (Annually)	Goldman Sachs	8/13/2025	4.03	USD	18,516,000	(91)
Total Written OTC Put Swaptions Contracts (Premiums Received $218,330)								$(106,162)

Interest Rate Swap Contracts outstanding at July 31, 2025: Centrally Cleared

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day U.S. Federal Funds Rate (At Maturity)	4.31% (At Maturity)	9/17/2025	USD	255,477,000	$(7,113)	$—	$(7,113)
1-Day U.S. Federal Funds Rate (At Maturity)	4.27% (At Maturity)	9/17/2025	USD	252,579,295	(18,991)	—	(18,991)
1-Day U.S. Federal Funds Rate (At Maturity)	4.29% (At Maturity)	9/17/2025	USD	126,270,705	(6,931)	—	(6,931)
1-Day U.S. Federal Funds Rate (At Maturity)	4.28% (At Maturity)	9/17/2025	USD	77,250,000	(5,075)	—	(5,075)
1-Day U.S. Federal Funds Rate (At Maturity)	4.32% (At Maturity)	9/17/2025	USD	63,154,000	(347)	—	(347)
1-Day U.S. Federal Funds Rate (At Maturity)	4.33% (At Maturity)	9/17/2025	USD	25,000,000	130	—	130
1-Day USD SOFR (At Maturity)	3.80% (At Maturity)	5/16/2026	USD	7,578,000	(31,756)	—	(31,756)
1-Day USD SOFR (At Maturity)	3.90% (At Maturity)	5/16/2026	USD	5,815,000	(18,635)	—	(18,635)
3.79% (At Maturity)	1-Day USD SOFR (At Maturity)	5/16/2026	USD	7,578,000	32,228	—	32,228
3.81% (At Maturity)	1-Day USD SOFR (At Maturity)	5/16/2026	USD	5,815,000	23,566	2,857	20,709
1.00% (At Maturity)	1-Day JPY TONAR (At Maturity)	3/12/2027	JPY	538,261,739	(4,901)	—	(4,901)
1.02% (At Maturity)	1-Day JPY TONAR (At Maturity)	3/12/2027	JPY	570,293,188	(5,976)	—	(5,976)
1.03% (At Maturity)	1-Day JPY TONAR (At Maturity)	3/12/2027	JPY	1,317,226,437	(14,496)	—	(14,496)
0.68% (At Maturity)	1-Day JPY TONAR (At Maturity)	4/21/2027	JPY	482,733,887	6,359	—	6,359
0.69% (At Maturity)	1-Day JPY TONAR (At Maturity)	4/21/2027	JPY	488,377,358	6,369	—	6,369
0.86% (At Maturity)	1-Day JPY TONAR (At Maturity)	4/21/2027	JPY	200,000,000	338	—	338
0.70% (At Maturity)	1-Day JPY TONAR (At Maturity)	5/11/2027	JPY	385,492,528	5,008	—	5,008
0.85% (At Maturity)	1-Day JPY TONAR (At Maturity)	7/07/2027	JPY	1,206,240,000	6,089	—	6,089
1-Day USD SOFR (Annually)	3.67% (Annually)	7/21/2027	USD	7,500,000	(10,189)	172	(10,361)
1-Day USD SOFR (Annually)	3.49% (Annually)	6/27/2028	USD	24,750,000	(98,156)	(23,968)	(74,188)
2.49% (Semi-Annually)	6M EUR EURIBOR (Semi-Annually)	2/19/2054	EUR	793,980	64,357	—	64,357
2.51% (Semi-Annually)	6M EUR EURIBOR (Semi-Annually)	2/20/2054	EUR	1,517,980	116,284	—	116,284
2.51% (Semi-Annually)	6M EUR EURIBOR (Semi-Annually)	3/01/2054	EUR	395,000	29,862	—	29,862

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Interest Rate Swap Contracts outstanding at July 31, 2025: Centrally Cleared (continued)

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.46% (Semi-Annually)	6M EUR EURIBOR (Semi-Annually)	3/22/2054	EUR	166,000	$14,546	$—	$14,546
2.54% (Semi-Annually)	6M EUR EURIBOR (Semi-Annually)	4/22/2054	EUR	2,000	145	(4)	149
2.44% (Semi-Annually)	6M EUR EURIBOR (Semi-Annually)	6/19/2054	EUR	158,000	14,482	—	14,482
2.41% (Semi-Annually)	6M EUR EURIBOR (Semi-Annually)	6/20/2054	EUR	248,000	24,584	9,081	15,503
6M EUR EURIBOR (Semi-Annually)	2.44% (Annually)	6/24/2054	EUR	108,000	(9,833)	—	(9,833)
2.81% (Semi-Annually)	6M EUR EURIBOR (Semi-Annually)	7/22/2054	EUR	80,000	643	(38)	681
2.26% (Semi-Annually)	6M EUR EURIBOR (Semi-Annually)	10/22/2054	EUR	270,000	32,562	—	32,562
6M EUR EURIBOR (Semi-Annually)	2.18% (Annually)	11/07/2054	EUR	105,000	(14,565)	—	(14,565)
Total					$130,588	$(11,900)	$142,488

Credit Default Swap Contracts outstanding - Sell Protection as of July 31, 2025: Centrally Cleared

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index Series 44 (Pay Quarterly)	3.22%	5.00%	6/20/2030	USD	14,161,503	$1,107,386	$719,538	$387,848
Total						$1,107,386	$719,538	$387,848

Credit Default Swap Contracts outstanding - Buy Protection at July 31, 2025: Over the Counter

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
American Electric Power, 3.20%, Due: 11/13/2027 (Pay Quarterly)	1.00%	12/20/2029	Bank of America	USD	703,000	$(20,860)	$(17,159)	$(3,701)
American Express Co., 4.05%, Due: 5/03/2029 (Pay Quarterly)	1.00%	12/20/2029	Goldman Sachs	USD	360,000	(11,008)	(8,967)	(2,041)
Dominion Energy, Inc., 4.25%, Due: 6/01/2028 (Pay Quarterly)	1.00%	12/20/2029	Goldman Sachs	USD	346,000	(9,720)	(8,179)	(1,541)
Total						$(41,588)	$(34,305)	$(7,283)

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Credit Default Swap Contracts outstanding - Sell Protection at July 31, 2025: Over the Counter

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Counterparty		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
PacifiCorp, 3.30%, Due: 3/15/2051 (Pay Quarterly)	0.31%	0.13%	09/29/2027	JPMorgan Chase	USD	142,500	$(510)	$(45)	$(465)
Total							$(510)	$(45)	$(465)

Inflation Swap Contracts outstanding at July 31, 2025: Centrally Cleared

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day UK Retail Price Index (At Maturity)	3.32% (At Maturity)	7/15/2027	GBP	1,944,518	$(7,658)	$—	$(7,658)
1-Day UK Retail Price Index (At Maturity)	3.30% (At Maturity)	7/15/2027	GBP	992,664	(4,225)	—	(4,225)
1-Day UK Retail Price Index (At Maturity)	3.28% (At Maturity)	7/15/2027	GBP	973,200	(4,637)	—	(4,637)
1-Day UK Retail Price Index (At Maturity)	3.43% (At Maturity)	7/15/2027	GBP	953,719	(1,028)	10	(1,038)
2.69% (At Maturity)	1-Day U.S. Consumer Price Index (At Maturity)	4/15/2028	USD	970,000	6,543	114	6,429
2.73% (At Maturity)	1-Day U.S. Consumer Price Index (At Maturity)	4/15/2028	USD	1,120,000	5,041	—	5,041
2.79% (At Maturity)	1-Day U.S. Consumer Price Index (At Maturity)	4/15/2028	USD	1,313,000	2,258	—	2,258
2.83% (At Maturity)	1-Day U.S. Consumer Price Index (At Maturity)	4/15/2028	USD	1,220,000	(557)	—	(557)
2.84% (At Maturity)	1-Day U.S. Consumer Price Index (At Maturity)	4/15/2028	USD	1,964,000	(1,168)	558	(1,726)
2.87% (At Maturity)	1-Day U.S. Consumer Price Index (At Maturity)	4/15/2028	USD	1,313,000	(3,068)	—	(3,068)
2.53% (At Maturity)	1-Day U.S. Consumer Price Index (At Maturity)	4/15/2029	USD	187,500	1,440	(33)	1,473
2.54% (At Maturity)	1-Day U.S. Consumer Price Index (At Maturity)	4/15/2029	USD	522,500	3,886	(74)	3,960
2.56% (At Maturity)	1-Day U.S. Consumer Price Index (At Maturity)	4/15/2029	USD	860,000	5,344	—	5,344
2.64% (At Maturity)	1-Day U.S. Consumer Price Index (At Maturity)	4/15/2029	USD	751,000	1,767	—	1,767
2.67% (At Maturity)	1-Day U.S. Consumer Price Index (At Maturity)	4/15/2029	USD	687,000	664	—	664
2.68% (At Maturity)	1-Day U.S. Consumer Price Index (At Maturity)	4/15/2029	USD	525,000	136	—	136

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Inflation Swap Contracts outstanding at July 31, 2025: Centrally Cleared (continued)

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.69% (At Maturity)	1-Day U.S. Consumer Price Index (At Maturity)	4/15/2029	USD	1,051,000	$94	$—	$94
2.69% (At Maturity)	1-Day U.S. Consumer Price Index (At Maturity)	4/15/2029	USD	1,025,000	217	1,226	(1,009)
2.72% (At Maturity)	1-Day U.S. Consumer Price Index (At Maturity)	4/15/2029	USD	1,051,000	(1,751)	—	(1,751)
3.41% (At Maturity)	1-Day UK Retail Price Index (At Maturity)	7/15/2029	GBP	973,200	4,488	—	4,488
3.42% (At Maturity)	1-Day UK Retail Price Index (At Maturity)	7/15/2029	GBP	992,664	3,925	—	3,925
3.43% (At Maturity)	1-Day UK Retail Price Index (At Maturity)	7/15/2029	GBP	1,944,518	7,176	—	7,176
3.49% (At Maturity)	1-Day UK Retail Price Index (At Maturity)	7/15/2029	GBP	953,719	411	(145)	556
2.43% (At Maturity)	1-Day U.S. Consumer Price Index (At Maturity)	4/15/2030	USD	1,515,379	11,711	—	11,711
3.35% (At Maturity)	1-Day UK Retail Price Index (At Maturity)	7/15/2030	GBP	638,000	4,468	—	4,468
3.37% (At Maturity)	1-Day UK Retail Price Index (At Maturity)	7/15/2030	GBP	631,620	3,630	—	3,630
3.39% (At Maturity)	1-Day UK Retail Price Index (At Maturity)	7/15/2030	GBP	424,500	1,799	—	1,799
3.40% (At Maturity)	1-Day UK Retail Price Index (At Maturity)	7/15/2030	GBP	432,990	1,562	—	1,562
3.41% (At Maturity)	1-Day UK Retail Price Index (At Maturity)	7/15/2030	GBP	848,179	2,926	—	2,926
3.46% (At Maturity)	1-Day UK Retail Price Index (At Maturity)	7/15/2030	GBP	416,002	112	(105)	217
2.69% (At Maturity)	1-Day U.S. Consumer Price Index (At Maturity)	7/17/2030	USD	2,106,000	(3,530)	—	(3,530)
2.70% (At Maturity)	1-Day U.S. Consumer Price Index (At Maturity)	7/22/2030	USD	686,000	(1,510)	—	(1,510)
1-Day UK Retail Price Index (At Maturity)	3.24% (At Maturity)	7/15/2035	GBP	1,705,669	(6,152)	—	(6,152)
1-Day UK Retail Price Index (At Maturity)	3.27% (At Maturity)	7/15/2035	GBP	416,002	20	241	(221)
Total					$34,334	$1,792	$32,542

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Total Return Swap Contracts outstanding as of July 31, 2025: Over the Counter

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date	Counterparty		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.00% (Quarterly)	Goldman Sachs Intraday Delta Replication VX Series 5 Excess Return Strategy	11/06/2025	Goldman Sachs	USD	1,754,764	$2,021	$—	$2,021
Total						$2,021	$—	$2,021
Valuation Hierarchy
The following is a summary of the inputs used, as of July 31, 2025, in valuing the Fund's investments carried at fair value:
Morningstar Total Return Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$—	$66,737,080	$—	$66,737,080
Common Stocks	771,283	—	10,125	781,408
Convertible Bonds	—	205,917	—	205,917
Convertible Preferred Stocks	56,560	—	—	56,560
Corporate Bonds	—	137,261,315	218,366	137,479,681
Foreign Issuer Bonds	—	49,233,845	—	49,233,845
Mortgage-Backed Securities	—	290,323,518	—	290,323,518
Municipal Bonds	—	2,759,318	—	2,759,318
Term Loans	—	4,828,120	—	4,828,120
U.S. Government Obligations	—	166,736,389	—	166,736,389
Investment Companies	317,170,502	—	—	317,170,502
Short-Term Investments	27,222,176	5,789,029	—	33,011,205
Purchased Options	43,050	720,090	—	763,140
Total Assets – Investments at value	$345,263,571	$724,594,621	$228,491	$1,070,086,683
Liabilities:
Mortgage-Backed Securities	$—	$(8,277,444)	$—	$(8,277,444)
Total Liabilities – Investments at value	$—	$(8,277,444)	$—	$(8,277,444)
Net Investments	$345,263,571	$716,317,177	$228,491	$1,061,809,239

Morningstar Total Return Bond Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Futures Contracts	$158,905	$—	$—	$158,905
Forward Foreign Currency Exchange Contracts	—	426,132	—	426,132
Swap Contracts	—	825,147	—	825,147
Total Assets - Derivative Financial Instruments	$158,905	$1,251,279	$—	$1,410,184

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Morningstar Total Return Bond Fund	Level 1	Level 2	Level 3	Totals
Liabilities:
Futures Contracts	$(357,622)	$—	$—	$(357,622)
Forward Foreign Currency Exchange Contracts	—	(153,695)	—	(153,695)
Written Options	(18,450)	(119,070)	—	(137,520)
Swap Contracts	—	(267,996)	—	(267,996)
Total Liabilities - Derivative Financial Instruments	$(376,072)	$(540,761)	$—	$(916,833)
Net Derivative Financial Instruments	$(217,167)	$710,518	$—	$493,351

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments
Morningstar Municipal Bond Fund

	Par	Value
Municipal Bonds – 89.0%
Alabama – 2.6%
Alabama State University Revenue Bonds (AG Insured), 5.75%, 9/01/50	$100,000	$105,196
Birmingham Jefferson Civic Center Authority Special Tax Bonds, Series A, 5.00%, 7/01/48	250,000	243,751
Black Belt Energy Gas District Gas Project Revenue Bonds, Series C, 5.50%, 6/01/32(a)(b)(c)	1,250,000	1,348,778
Black Belt Energy Gas District Gas Project Revenue Bonds, Series C-1, 5.25%, 6/01/29(a)(b)(c)	1,030,000	1,080,524
Black Belt Energy Gas District Gas Supply Revenue Refunding Bonds, 4.00%, 12/01/31(a)(b)(c)	500,000	505,671
Black Belt Energy Gas District Project Variable Revenue Bonds, Series B-2, (SIFMA Municipal Swap Index Yield + 0.65%), 2.94%, 10/01/27(a)(c)	250,000	244,578
Southeast Alabama State Gas Supply District Revenue Refunding Bonds, Series 2024-B, Project No. 2, 5.00%, 5/01/32(a)(b)(c)	350,000	369,666
Southeast Energy Authority Commodity Supply Revenue Bonds, Series B, Project No. 6, 5.00%, 6/01/30	475,000	501,596
Southeast Energy Authority Commodity Supply Revenue Bonds, Series B-1, Project No. 4, 5.00%, 8/01/28(a)(b)(c)	150,000	155,057
Southeast Energy Authority Cooperative District Energy Supply Revenue Bonds, Series A,
5.00%, 6/01/30	175,000	185,761
5.00%, 6/01/31	325,000	345,160
Southeast Energy Authority Cooperative District Gas Supply Revenue Bonds, Series F,
5.25%, 11/01/32	1,000,000	1,082,020
5.25%, 11/01/35	500,000	531,589
5.25%, 11/01/35(a)(b)(c)	500,000	537,130
	Par	Value
Alabama (Continued)

Tuscaloosa County IDA Gulf Opportunity Zone Revenue Refunding Bonds, Series A, Hunt Refining Project, 5.25%, 5/01/44(d)	$260,000	$250,338
University of South Alabama University Revenue Bonds (BAM Insured), 5.00%, 4/01/27	375,000	388,448
University of West Alabama University Revenue Refunding Bonds (AGM Insured), 5.00%, 1/01/27	505,000	517,680
		8,392,943
Alaska – 0.2%
Alaska State Municipal Bond Bank Authority Revenue Bonds, Series 2 (AMT), 5.00%, 12/01/29	590,000	629,605
Arizona – 0.9%
Arizona State IDA Education Revenue Bonds, Series B, Jerome Facilities Project, Social Bonds, 4.00%, 7/01/51	175,000	140,890
Arizona State IDA National Charter School Revolving Loan Fund Sustainable Revenue Bonds, Equitable School, 5.25%, 11/01/53	1,000,000	969,934
Chandler IDA Variable Revenue Bonds, Intel Corp., Project (AMT), 4.00%, 6/01/29(a)(b)(c)	500,000	497,215
Chandler Industrial Development Authority Development Variable Revenue Bonds (AMT), Intel Corp., Project, 4.10%, 6/15/28(a)(b)(c)	500,000	502,336
Maricopa County IDA Revenue Bonds, Series A, Banner Health, 4.00%, 1/01/41	250,000	224,653
Pima County IDA Education Revenue Facility Revenue Bonds, Paideia Academies Project, 6.13%, 7/01/45(d)	240,000	234,664

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Arizona (Continued)
Sierra Vista Industrial Development Authority Education Facility Revenue Bonds, Wake Preparatory Academy, 6.25%, 6/15/45	$250,000	$248,907
Yuma Arizona IDA Hospital Revenue Refunding Bonds, Yuma Regional Medical Center (AGC Insured), 4.00%, 8/01/49	350,000	296,992
		3,115,591
Arkansas – 0.1%
Springdale Sales & Use Revenue Bonds, Series B (BAM Insured),
5.00%, 8/01/28	125,000	133,600
5.00%, 8/01/29	120,000	130,394

Springdale Water & Sewer Revenue Bonds, 5.00%, 9/01/30	150,000	165,933
		429,927
California – 5.3%
California Community Choice Financing Authority Sustainable Revenue Bonds, Clean Energy Project, 5.00%, 8/01/33(a)(b)(c)	150,000	162,603
California Community Choice Financing Authority Sustainable Revenue Bonds, Series B-1, Clean Energy Project, 4.00%, 8/01/31(a)(b)(c)	500,000	496,878
California Community Choice Financing Authority Variable Revenue Bonds, Clean Energy Project, Green Bonds, 5.00%, 10/01/30	450,000	474,919
California Community Choice Financing Authority Variable Sustainable Revenue Bonds, Clean Energy Project, 5.00%, 11/01/35(a)(b)(c)	300,000	318,346
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2, Class A, 4.00%, 3/20/33	215,433	217,051
California PFA Revenue Refunding Bonds, Henry Mayo Newhall Hospital, 5.00%, 10/15/47	580,000	536,780
	Par	Value
California (Continued)
California State GO Unlimited Refunding Bonds, 4.00%, 8/01/38	$300,000	$291,609
California State Health Facilities Financing Authority Revenue Bonds, Episcopal Communities & Services, 5.00%, 11/15/30	200,000	214,638
California State Infrastructure & Economic Development Bank Revenue Refunding Bonds, Los Angeles County Museum of Natural History Foundation, 3.00%, 7/01/50	1,250,000	840,898
California State Municipal Finance Authority Refunding COPS, Series A, Palomar Health (AGM Insured), 5.25%, 11/01/52	110,000	109,963
California State Municipal Finance Authority Revenue Bonds, Charter School John Adams Academies-Lincoln Project, 5.00%, 10/01/57(d)	330,000	276,921
California State Municipal Finance Authority Senior Living Revenue Refunding Bonds, Mt. San Antonio Gardens Project, 5.00%, 11/15/39	450,000	447,529
California State Municipal Finance Authority Student Housing Revenue Bonds, Series A-P3, Claremont Colleges Project, 5.00%, 7/01/30(d)	320,000	323,417
California State School Finance Authority Charter Revenue Bonds, Fortune School of Education, 5.13%, 6/01/59(d)	250,000	218,668
California State School Finance Authority Charter School Revenue Bonds, Series A, John Adams Academies, 5.00%, 7/01/52(d)	520,000	452,982

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
California (Continued)
California State School Finance Authority Educational Facilities Revenue Refunding Bonds, New Designs Charter School, 5.00%, 6/01/64(d)	$100,000	$86,287
California Statewide Communities Development Authority Revenue Bonds, Lancer Educational Standard Housing Project, 5.00%, 6/01/34(d)	375,000	381,130
California Statewide Communities Development Authority Revenue Bonds, Loma Linda University Medical, 5.50%, 12/01/58(d)	500,000	481,875
California Statewide Communities Development Authority Revenue Bonds, Series A, Enloe Medical Center (AGM Insured), 5.25%, 8/15/52	450,000	453,100
California Statewide Communities Development Authority Revenue Bonds, Series A, Loma Linda University Medical Center, 5.25%, 12/01/56(d)	250,000	230,737
California Statewide Communities Development Authority Special Assessment Bonds, Statewide Community Infrastructure Program, 5.25%, 9/02/43	200,000	196,475
California Tobacco Securitization Agency Tobacco Settlement Senior Revenue Refunding Bonds, Series A, 4.00%, 6/01/40	300,000	273,235
Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue Refunding Bonds, Merged Redevelopment Project Area (BAM Insured), 4.00%, 8/01/26	250,000	253,286
Central Valley Energy Authority Commodity Supply Variable Revenue Bonds, 5.00%, 8/01/35(a)(b)(c)	650,000	693,977
	Par	Value
California (Continued)
Compton Community Redevelopment Agency Successor Agency Tax Allocation Revenue Refunding Bonds, Series A (AGM Insured), 5.00%, 8/01/42	$250,000	$255,389
CSCDA Community Improvement Authority Essential Housing Mezzanine Lien Revenue Bonds, City of Orange, 4.00%, 3/01/57(d)	200,000	138,022
Foothill Eastern Transportation Corridor Agency Toll Road Junior Lien Revenue Refunding Bonds, Series C, 4.00%, 1/15/43	250,000	233,170
Lodi Unified School District GO Unlimited Bonds, 3.00%, 8/01/46	400,000	291,649
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport,
5.00%, 5/15/34	510,000	513,922
5.00%, 5/15/46	280,000	275,564

Los Angeles Department of Airports Senior Revenue Bonds (AMT), Private Activity, 5.00%, 5/15/47	250,000	246,136
Los Angeles Department of Airports Subordinate Revenue Bonds, Series A (AMT), Private Activity, 4.00%, 5/15/41	1,000,000	923,617
Los Angeles Department of Water & Power Waterworks Revenue Refunding Bonds, Series B, 5.00%, 7/01/30	500,000	527,403
Los Angeles Department of Water and Power System Revenue Refunding Bonds, Series A, 5.00%, 7/01/28	500,000	526,375
Orange County Community Facilities District No. 2023-1 Special Tax Bonds, Rienda Phase 2B, 5.50%, 8/15/53	500,000	506,777
Pittsburg Public Financing Authority Water Revenue Bonds, Series A (AGM Insured), 4.13%, 8/01/47	250,000	231,427

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
California (Continued)

Riverside County Redevelopment Successor Agency Tax Allocation Revenue Refunding Bonds, Series B (AGM Insured), 4.00%, 10/01/37	$400,000	$386,329
Rocklin Community Facilities District No. 10 Special Tax Bonds, 5.00%, 9/01/34	150,000	150,181
Sacramento Railyards Community Facilities District No. 2018 Special Tax Bonds, 5.25%, 9/01/47(d)	550,000	539,551
San Francisco Bay Area Rapid Transit District Sustainable GO Unlimited Bonds, Series C-1, 4.00%, 8/01/45	200,000	178,656
San Francisco California City & County Airport Commission International Airport Revenue Bonds, Series A (AMT), 5.25%, 5/01/42	480,000	481,362
San Joaquin Valley Clean Energy Authority Variable Sustainable Revenue Bonds, Clean Energy Project, 5.50%, 7/01/35(a)(b)(c)	500,000	549,983
Southern California Public Power Authority Revenue Bonds, Series A, Clean Energy Project, 5.00%, 9/01/30(a)(b)(c)	1,000,000	1,046,257
Tobacco Securitization Authority of Southern California Tobacco Settlement Revenue Refunding Bonds, San Diego Asset Securities, 5.00%, 6/01/35	100,000	102,655
Washington Township Health Care District 2020 Election GO Unlimited Bonds, Series B, 5.50%, 8/01/53	750,000	787,055
		17,324,784
Colorado – 3.5%
Adams & Arapahoe Counties Joint School District No. 28J Aurora GO Unlimited Bonds (State Aid Withholding), 5.50%, 12/01/45	150,000	161,660
	Par	Value
Colorado (Continued)
Aurora Crossroads Metropolitan District No. 2 Senior Lien GO Limited Bonds, Series A, 5.00%, 12/01/40	$500,000	$486,315
Baseline Metropolitan District No. 1 Special GO Unlimited Revenue Refunding Bonds, Series A (AGC Insured), 4.00%, 12/01/46	360,000	321,504
Colorado Educational & Cultural Authority Revenue Refunding Bonds, Ascent Classical Academy, 5.75%, 4/01/59(d)	100,000	92,953
Colorado Educational & Cultural Authority Revenue Refunding Bonds, Prospect Ridge Academy Project (Moral Obligation Insured),
5.00%, 3/15/29	590,000	625,341
5.00%, 3/15/30	310,000	331,199
5.00%, 3/15/35	590,000	610,162

Colorado High Performance Transportation Enterprise Revenue Bonds, C-470 Express Lane, 5.00%, 12/31/56	1,000,000	922,301
Colorado Science and Technology Park Metropolitan District No. 1 Revenue Refunding Bonds, Series A (AGM Insured), 4.25%, 12/01/44	250,000	224,399
Colorado Springs School District No. 11 COPS (BAM Insured), 5.00%, 12/15/43	400,000	407,888
Colorado State COPS,
6.00%, 12/15/40	1,000,000	1,120,892
6.00%, 12/15/41	500,000	556,169
Colorado State COPS, Series A,
4.00%, 12/15/36	200,000	198,273
4.00%, 12/15/40	375,000	349,815

Colorado State Health Facilities Authority Revenue Refunding Bonds, Series 2019-A, AdventHealth Obligated Group, 4.00%, 11/15/43	500,000	437,254

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Colorado (Continued)

Colorado State Health Facilities Authority Revenue Refunding Bonds, Series A, Intermountain Health, 5.00%, 5/15/54	$350,000	$343,594
Colorado State Health Facilities Authority Revenue Refunding Bonds, Series A, Sanford Health, 4.00%, 11/01/39	200,000	186,123
Colorado State HFA MFH Variable Revenue Bonds, Albion Apartments Project, 3.38%, 7/01/28(a)(b)(c)	100,000	100,814
Denver City & County Airport Revenue Refunding Bonds, Series D (AMT), 5.75%, 11/15/41	325,000	346,455
Denver City & County Airport System Subordinate Revenue Refunding Bonds, Series A (AMT), 5.25%, 12/01/43	500,000	500,969
Denver Convention Center Hotel Authority Senior Revenue Refunding Bonds,
5.00%, 12/01/36	500,000	501,963
5.00%, 12/01/40	250,000	245,556

Denver Health & Hospital Authority Healthcare Revenue Bonds, Series A, 4.00%, 12/01/27	180,000	180,053
Midtown Clear Creek Metropolitan District Refunding GO Limited Bonds, Series A (BAM Insured), 5.00%, 12/01/53	845,000	858,601
Park Creek Metropolitan District Revenue Refunding Bonds, Series A (NATL, IBC Insured), 5.00%, 12/01/45	500,000	485,902
Public Authority for Colorado State Energy Natural Gas Purchase Revenue Bonds, 6.50%, 11/15/38	250,000	291,167
Trails at Crowfoot Metropolitan District No. 3 GO Limited Refunding Bonds, Series A (AGC Insured),
5.00%, 12/01/27	100,000	104,063
	Par	Value
Colorado (Continued)
Trails at Crowfoot Metropolitan District No. 3 GO Limited Refunding Bonds, Series A (AGC Insured),
5.00%, 12/01/28	$115,000	$121,611
5.00%, 12/01/29	130,000	139,365
5.00%, 12/01/31	150,000	164,123
		11,416,484
Connecticut – 0.4%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series K, Sacred Heart University, 5.00%, 7/01/27	400,000	416,302
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Forward Delivery, Stamford Hospital Issue, 4.00%, 7/01/42	250,000	221,283
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series F, Masonicare Issue, 5.00%, 7/01/27	220,000	221,444
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, University of Hartford,
4.00%, 7/01/39	120,000	98,009
4.00%, 7/01/49	100,000	71,288

Hamden Revenue Refunding Bonds, Whitney Center Project, 5.00%, 1/01/40	125,000	115,893
West Haven City GO Unlimited Bonds (BAM Insured), 5.00%, 2/15/27	255,000	263,874
		1,408,093
Delaware – 0.5%
Bridgeville Special Tax Obligation Bonds, Heritage Shores Special Development, 5.25%, 7/01/44(d)	100,000	96,508
Delaware State Transportation Authority System Senior Revenue Bonds, 3.00%, 7/01/43	1,500,000	1,191,584

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Delaware (Continued)
Kent County Student Housing & Dining Facilities Revenue Bonds, CHF-Dover LLC-Delaware State University Project,
5.00%, 7/01/32	$250,000	$253,610
5.00%, 7/01/48	100,000	91,519
		1,633,221
District of Columbia – 1.4%
District of Columbia Hospital Revenue Refunding Bonds, Children's Hospital, 5.00%, 7/15/44	300,000	294,376
District of Columbia Income Tax Secured Revenue Bonds, Series A, 5.25%, 5/01/48	500,000	512,069
District of Columbia Revenue Bonds, Ingleside Rock Creek Project, 5.00%, 7/01/52	400,000	345,066
District of Columbia Revenue Bonds, KIPP DC Project, 4.00%, 7/01/39	100,000	91,198
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series A (AMT), 5.25%, 10/01/48	1,000,000	1,007,202
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Refunding Bonds, Dulles Metrorail & Capital (AGM Insured), 4.00%, 10/01/52	280,000	232,100
Metropolitan Washington Airports Authority Dulles Toll Road Subordinate Lien Revenue Refunding Bonds, Dulles Metrorail & Capital Improvement Projects, Series B, 4.00%, 10/01/35	350,000	349,051
Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/01/46	500,000	492,001
4.00%, 10/01/51	500,000	413,699
	Par	Value
District of Columbia (Continued)

Washington Metropolitan Area Transit Authority Dedicated Revenue Bonds, Series A, Green Bonds, 5.50%, 7/15/51	$525,000	$545,673
Washington Metropolitan Area Transit Authority Dedicated Revenue Bonds, Sustainability Financed Bonds, 5.25%, 7/15/53	450,000	458,754
		4,741,189
Florida – 4.0%
Alachua County Health Facilities Authority Revenue Bonds, Shands Teaching Hospital & Clinics, 5.00%, 12/01/44	500,000	498,273
Broward County Airport System Revenue Bonds, Series A (AMT),
5.00%, 10/01/26	450,000	451,415
5.00%, 10/01/36	750,000	767,730

Capital Trust Authority Educational Facilities Revenue Bonds, Florida Institute of Technology, 5.00%, 7/01/45(d)	100,000	93,391
Greater Orlando Aviation Authority Airport Facilities Revenue Bonds, Series A (AMT),
5.00%, 10/01/40	500,000	498,256
5.00%, 10/01/49	500,000	488,898

Hillsborough County IDA Health System Revenue Refunding Bonds, Baycare Health System, 4.13%, 11/15/51	330,000	282,961
Lakeland Hospital System Revenue Refunding Bonds, Lakeland Regional Health Systems, 5.00%, 11/15/26	425,000	436,755
Lakewood Ranch Stewardship District Utility Revenue Bonds, System Acquisition Project (AGM Insured), 5.25%, 10/01/48	350,000	353,917
Lee County IDA Healthcare Facilities Revenue Bonds, Shell Point/Waterside Health Project, 5.00%, 11/15/39	300,000	302,237
Lee County Local Optional Gas TRB, 5.25%, 8/01/49	355,000	356,623

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Florida (Continued)

Leon County School District Sales TRB, 4.00%, 9/01/26	$800,000	$800,777
Miami Beach Redevelopment Agency Tax Allocation Bonds, City Center/Historic Convention (AG Insured), 5.00%, 2/01/41(e)	250,000	257,574
Miami-Dade County Aviation Revenue Bonds, Series A (AMT), 5.00%, 10/01/49	500,000	478,913
Miami-Dade County Expressway Authority Toll System Revenue Bonds, Series A, 5.00%, 7/01/28	250,000	250,397
Miami-Dade County Florida Aviation Revenue Refunding Bonds, Series A (AMT), 5.00%, 10/01/34	325,000	350,155
Miami-Dade County GO Unlimited Bonds, Public Health Trust Program, 4.00%, 7/01/42	250,000	229,639
Miami-Dade County Seaport Revenue Refunding Bonds, Series A (AMT), Senior Bonds, 5.25%, 10/01/52	500,000	495,754
Miami-Dade County Seaport Subordinate Revenue Refunding Bonds, Subseries B-1 (AMT), 4.00%, 10/01/46	500,000	421,246
Osceola County Florida Transportation Revenue Refunding CABS, Series A-2,
0.00%, 10/01/26(f)	275,000	263,579
0.00%, 10/01/27(f)	360,000	332,609

Palm Beach County Health Facilities Authority Revenue Refunding Bonds, Acts Retirement - Life Communities, 5.00%, 11/15/32	500,000	505,431
Polk County Utility System Revenue Refunding Bonds, 4.00%, 10/01/43	400,000	360,379
Saint John County School Board COPS, Series A (AGM Insured), 5.25%, 7/01/46	500,000	511,389
	Par	Value
Florida (Continued)

Sarasota County Public Hospital District Revenue Bonds, Sarasota Memorial Hospital Project, 5.00%, 7/01/52	$250,000	$247,133
South Broward Hospital District Revenue Bonds, South Broward Hospital District Obligated Group, 4.00%, 5/01/48	500,000	424,156
South Broward Hospital District Revenue Refunding Bonds, Series A, 4.00%, 5/01/44	500,000	436,715
Tampa Health System Revenue Bonds, Series A, Baycare, 4.00%, 11/15/46	415,000	353,162
Tampa Hospital Revenue Bonds, H. Lee Moffitt Cancer Center, 5.00%, 7/01/27	125,000	129,928
Village Community Development District No. 14 Special Assessment Revenue Bonds, 5.50%, 5/01/53	235,000	235,197
Village Community Development District No. 15 Special Assessment Revenue Bonds, 4.20%, 5/01/39(d)	250,000	232,343
Volusia County Educational Facilities Authority Revenue Refunding Bonds, Embry-Riddle Aeronautical, 5.00%, 10/15/44	500,000	503,499
Wildwood Utility Dependent District Senior Lien Revenue Bonds, South Sumter Utility Project (BAM Insured), 5.00%, 10/01/41	465,000	476,850
Wildwood Utility Dependent District Subordinate Revenue Bonds, South Sumter Utility Project (BAM Insured), 5.00%, 10/01/36	400,000	424,441
		13,251,722
Georgia – 3.8%
Atlanta Airport Passenger Facility Charge Subordinate Revenue Bonds, Series C, 5.00%, 7/01/40	365,000	383,196

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Georgia (Continued)
Atlanta Development Authority Senior Lien Revenue Bonds, Series A-1, 5.00%, 7/01/30	$200,000	$200,439
Atlanta Development Authority Tax Allocation, Westside Gulch Area Project, Series A , 5.50%, 4/01/39(d)	250,000	249,372
Bartow County Development Authority Revenue Refunding Bonds, Georgia Power Company Plant Bowen Project, 1.80%, 9/01/29(b)(c)	250,000	224,875
Burke County Development Authority Pollution Control Variable Revenue Refunding Bonds, Georgia Power Company Plant Vogtle Project, 3.38%, 3/12/27(a)(b)(c)	575,000	575,533
City of Atlanta Airport Passenger Facility Charge Subordinate Lien Green Revenue Bonds (AMT), 5.25%, 7/01/41	500,000	517,995
Fulton County Development Authority Transportation Corp., Toll Revenue Refunding Bonds, Robert W. Woodruff Arts Center, Inc., Project, 5.00%, 3/15/32	200,000	210,802
Gainesville & Hall County Hospital Authority Revenue Refunding Bonds, Northeast Georgia Health System, Inc., Project, 5.00%, 2/15/37	500,000	504,816
Geo L. Smith II Congress Authority Convention Center Hotel Revenue Bonds, 4.00%, 1/01/36	500,000	496,560
Geo L. Smith II Congress Center Authority Convention Center Hotel First Tier Revenue Bonds, 4.00%, 1/01/54	250,000	200,504
Georgia State Housing & Finance Authority Revenue Bonds, Series A, 4.70%, 12/01/54	265,000	248,335
Georgia State Ports Authority Revenue Bonds, 5.00%, 7/01/47	1,000,000	1,019,340
	Par	Value
Georgia (Continued)
Glynn-Brunswick Memorial Hospital Authority Revenue Refunding Anticipation Certificates Bonds, Southeast Georgia Health System, 5.00%, 8/01/34	$530,000	$530,165
Griffin-Spalding County Hospital Authority Revenue Anticipation Certificates Bonds, Wellstar, 5.00%, 4/01/35	150,000	152,598
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series 2024-B, 5.00%, 3/01/32(a)(b)(c)	750,000	794,572
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series A, 5.00%, 9/01/31(a)(b)(c)	250,000	265,034
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series B,
5.00%, 6/01/29(a)(b)(c)	700,000	730,298
5.00%, 3/01/30(a)(b)(c)	335,000	353,574

Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series C, 4.00%, 11/01/27(a)(b)(c)(d)	350,000	349,546
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series D, 5.00%, 12/01/30(a)(b)(c)	250,000	263,849
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series E, 5.00%, 12/01/32(a)(b)(c)	500,000	524,884
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series E-1, 5.00%, 6/01/31(a)(b)(c)	150,000	158,452
Main Street Natural Gas, Inc., Gas Supply Variable Revenue Bonds, Series B,
5.00%, 12/01/29	650,000	687,781
5.00%, 12/01/35(a)(b)(c)	250,000	260,764

Monroe County Development Authority Pollution Control Variable Revenue Bonds, Georgia Power Company Plant Scherer Project, 3.35%, 3/27/30(a)(b)(c)	1,000,000	1,001,564

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Georgia (Continued)

Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3&4 Project (AGM Insured), 5.00%, 7/01/55	$250,000	$248,322
Private Colleges & Universities Authority Revenue Refunding Bonds, Series A, Emory University,
5.25%, 9/01/43	1,000,000	1,052,473
5.25%, 9/01/44	250,000	261,591
		12,467,234
Guam – 0.1%
Guam Government Business Privilege Tax Revenue Refunding Bonds, Series F, 4.00%, 1/01/42	250,000	220,529
Hawaii – 0.2%
Honolulu City & County Wastewater System Sustainable Revenue Bonds, Senior Series A, 5.25%, 7/01/54	600,000	617,946
Idaho – 0.5%
Idaho Housing and Finance Association SFM Revenue Bonds, Series A (GNMA, FNMA, FHLMC Insured), 6.00%, 7/01/54	480,000	528,154
Southern Idaho Regional Solid Waste District RANS, USDA Takeout Loan, 4.00%, 3/01/28	1,000,000	1,008,780
		1,536,934
Illinois – 6.7%
Chicago Board of Education GO Unlimited Bonds, Series A,
5.00%, 12/01/38	500,000	482,635
5.00%, 12/01/42	250,000	232,243

Chicago Board of Education GO Unlimited Bonds, Series D, 5.00%, 12/01/46	350,000	311,292
Chicago Board of Education GO Unlimited Refunding Bonds, Dedicated, Series D, 5.00%, 12/01/31	750,000	757,349
	Par	Value
Illinois (Continued)

Chicago City Colleges Capital Appreciation GO Unlimited Bonds (NATL Insured), 0.00%, 1/01/30(f)	$750,000	$642,035
Chicago GO Unlimited Bonds, Series A, Chicago Works, 5.50%, 1/01/39	250,000	257,493
Chicago GO Unlimited Bonds, Series B, 5.00%, 1/01/32	1,000,000	1,054,820
Chicago O'Hare International Airport Revenue Refunding Bonds, Series C (AMT), 5.00%, 1/01/31	500,000	538,810
Chicago O'Hare International Airport Revenue Refunding Bonds, Series D, 5.00%, 1/01/45	500,000	507,598
Chicago O'Hare International Airport Senior Lien Revenue Refunding Bonds (AMT), 5.00%, 1/01/28	680,000	714,211
Chicago O'Hare International Airport Senior Lien Revenue Refunding Bonds, Customer Facility (BAM Insured), 5.00%, 1/01/28	220,000	232,442
Chicago O'Hare International Airport Senior Lien Revenue Refunding Bonds, Series A (AMT), 5.00%, 1/01/31	250,000	261,416
Chicago Refunding GO Unlimited Bonds, Series B, 5.00%, 1/01/31	1,000,000	1,055,046
Chicago Refunding GO Unlimited Refunding Bonds, Series A, Partially Escrowed to Maturity, 5.00%, 1/01/27	250,000	255,154
Chicago Special Assessment Refunding Bonds, Lakeshore East Project, 2.87%, 12/01/27(d)	254,000	247,093
Cook County Community College District No. 508 GO Unlimited Refunding Bonds, City Colleges of Chicago (BAM Insured), 5.00%, 12/01/42	250,000	249,880

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Illinois (Continued)

Du Page & Will Counties Community School District No. 204 Indian Prairie GO Unlimited Bonds, 5.00%, 1/15/45	$500,000	$506,455
Illinois State Finance Authority Revenue Bonds, Series A, The University of Chicago, 5.25%, 5/15/48	100,000	100,938
Illinois State Finance Authority Revenue Bonds, The Chicago School, 5.25%, 4/01/43	250,000	246,740
Illinois State Finance Authority Revenue Refunding Bonds, Series A, 4.00%, 7/15/39	250,000	231,029
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Bradley University Project, 4.00%, 8/01/43	250,000	200,269
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Lutheran Communities, 5.00%, 11/01/40	350,000	227,500
Illinois State Finance Authority Revenue Refunding Bonds, Series A, The Carle Foundation, 5.00%, 2/15/45	250,000	242,246
Illinois State Finance Authority Variable Revenue Bonds, Series B-2, 5.00%, 11/15/26(a)(b)(c)	1,925,000	1,951,123
Illinois State GO Unlimited Bonds, Series A, 5.00%, 5/01/32	500,000	518,639
Illinois State GO Unlimited Bonds, Series B,
5.00%, 10/01/31	250,000	268,423
5.50%, 5/01/47	100,000	101,762
5.25%, 5/01/47	100,000	100,230

Illinois State GO Unlimited Refunding Bonds, Series B, 5.00%, 10/01/28	250,000	264,409
Illinois State HDA MFH Variable Revenue Bonds, Hope Manor Village Joliet (Housing & Urban Development Sector 8 Program), 3.15%, 2/01/28(a)(b)(c)	500,000	500,792
	Par	Value
Illinois (Continued)

Illinois State HDA Revenue Refunding Bonds, Series H, Social Bonds (GNMA, FNMA, FHLMC Insured), 5.75%, 10/01/53	$210,000	$224,898
Illinois State Refunding GO Unlimited Bonds, 5.00%, 2/01/39	200,000	207,943
Illinois State Sales Tax Revenue Refunding Bonds, Subseries D (BAM, TCRS Insured), 3.00%, 6/15/31	390,000	373,238
Illinois State Sports Facilities Authority State Tax Supported Revenue Refunding Bonds (AGM Insured), 5.00%, 6/15/27	400,000	400,868
Illinois State Toll Highway Authority Revenue Bonds, Series A,
5.00%, 1/01/40	400,000	399,456
5.00%, 1/01/46	750,000	749,380
4.00%, 1/01/46	250,000	217,429
Illinois State Toll Highway Authority Senior Revenue Bonds, Series A,
5.00%, 1/01/40	500,000	512,495
5.00%, 1/01/45	250,000	250,015

Macoupin Country Community Unit School District No. 7 GO Unlimited Refunding Bonds, Series D (AGM Insured), 4.00%, 12/01/26	250,000	251,055
Metropolitan Pier & Exposition Authority Revenue Refunding Bonds, McCormick Place Expansion Project,
5.00%, 6/15/42	500,000	504,338
4.00%, 12/15/42	250,000	218,716
5.00%, 6/15/50	500,000	485,205

Naperville GO Unlimited Bonds, 4.00%, 12/01/41	145,000	138,344
Northern Illinois University Board of Trustees Auxiliary Facilities System Revenue Bonds (BAM Insured),
5.00%, 10/01/26	250,000	255,674
5.00%, 10/01/27	350,000	363,684

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Illinois (Continued)

Peoria County School District No. 150 GO Unlimited Refunding Bonds, Series A (AGM Insured), 4.00%, 12/01/26	$390,000	$396,815
Regional Transportation Authority Revenue Bonds, Series B (NATL Insured), 5.50%, 6/01/27	190,000	197,438
Sales Tax Securitization Corp., Second Lien Revenue Refunding Bonds, Series A, 4.00%, 1/01/38	250,000	236,219
Sangamon Logan & Menard Counties Community Unit School District No. 15 GO Unlimited Bonds, Series B (BAM Insured), 4.00%, 12/01/39	250,000	228,153
Waukegan City Lake County Water & Sewer System Revenue Refunding Bonds (AGM Insured),
5.00%, 12/30/26	200,000	206,669
4.00%, 12/30/38	500,000	477,295
4.00%, 12/30/40	500,000	462,949

Waukegan GO Unlimited Bonds, Series A (AGM Insured), 5.00%, 12/30/32	250,000	250,302
Will County Community High School District No. 210 Lincoln-Way Refunding GO Unlimited Refunding Bonds (AGM Insured), 4.00%, 1/01/34	650,000	648,571
		21,917,221
Indiana – 2.1%
Indiana Bond Bank Revenue CABS, Hamilton Co., Projects,
0.00%, 7/15/28(f)	900,000	811,596
0.00%, 1/15/29(f)	560,000	495,003

Indiana Finance Authority Educational Facilities Revenue Refunding Bonds, Series A, DePauw University Project, 5.50%, 7/01/52	255,000	250,455
	Par	Value
Indiana (Continued)

Indiana Finance Authority Midwestern Disaster Relief Revenue Bonds, Series A, Ohio Valley Electric Corp., Project, 4.25%, 11/01/30	$500,000	$507,526
Indiana State Finance Authority Health System Revenue Refunding Bonds, Series C, Indiana University Health, 5.25%, 10/01/44	150,000	156,749
Indiana State Finance Authority Variable Revenue Refunding Bonds, Deaconess Health System, (SIFMA Municipal Swap Index Yield + 0.30%), 2.59%, 3/01/27(a)(c)	1,265,000	1,252,965
Indianapolis Local Public Improvement Bank Income TRB, Indiana Public Transportation Corp., Project, 5.00%, 1/15/28	575,000	609,415
Ips Multi-School Building Corp., Sustainable Revenue Bonds, First Mortgage (State Intercept Program), 5.00%, 7/15/44	250,000	253,471
Knox Middle School Building Corp., Revenue Bonds (State Intercept Program), 5.00%, 1/15/27	440,000	454,601
Tippecanoe County School Building Corp., Revenue Bonds, Series B (State Intercept Program), 5.00%, 7/15/29	195,000	211,270
Valparaiso Exempt Facilities Revenue Refunding Bonds (AMT), Pratt Paper LLC Project,
4.88%, 1/01/44(d)	250,000	233,602
5.00%, 1/01/54(d)	250,000	228,132
Westfield Washington Multi-School Building Corp., Revenue Bonds, Series B (BAM State Intercept Program),
5.00%, 7/15/27	375,000	390,965
5.00%, 1/15/28	455,000	479,117

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Indiana (Continued)

Whiting Environmental Facilities Variable Revenue Bonds (AMT), BP Products North America, 4.40%, 6/10/31(a)(b)(c)	$500,000	$509,160
		6,844,027
Kentucky – 2.0%
Fayette County School District Finance Corp., Revenue Bonds, Series A (State Intercept Program), 4.00%, 5/01/38	250,000	233,501
Kenton County Airport Board Revenue Refunding Bonds, 5.00%, 1/01/32	400,000	402,499
Kentucky Bond Development Corp., Educational Facilities Revenue Refunding Bonds, Transylvania University Project, 5.00%, 3/01/27	155,000	159,574
Kentucky State Economic Development Finance Authority Revenue Bonds, Owensboro Health, 5.25%, 6/01/50	250,000	235,934
Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Masonic Home Independent Living,
5.00%, 5/15/36	200,000	180,564
5.00%, 5/15/46	100,000	77,229

Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Series B, Owensboro Health, 5.00%, 6/01/40	300,000	292,482
Kentucky State Interlocal School Transportation Association Equipment Lease COPS (State Intercept Program), 4.00%, 3/01/29	295,000	301,082
Kentucky State Public Energy Authority Gas Supply Revenue Refunding Bonds, Series A-1, 5.25%, 2/01/32(a)(b)(c)	1,775,000	1,902,829
	Par	Value
Kentucky (Continued)

Louisville & Jefferson County Metro Government PCR Refunding Bonds (AMT), Louisville Gas & Electric, 1.35%, 11/01/27	$1,500,000	$1,426,832
Owen County Water Facilities Variable Revenue Refunding Bonds, American Water Company Project, 3.88%, 9/01/28(a)(b)(c)	500,000	491,046
Rural Water Financing Agency Public Project Revenue Bonds, Public Project Construction, 3.70%, 5/01/27	1,000,000	1,001,560
		6,705,132
Louisiana – 0.7%
East Baton Rouge Parish Sewerage Commission Variable Revenue Refunding Bonds, Series A, 1.30%, 2/01/28(a)(b)(c)	500,000	466,417
Louisiana Public Facilities Authority Revenue Refunding Bonds, Loyola University Project, 5.00%, 10/01/26	215,000	219,537
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic Foundation Project, 5.00%, 5/15/28	500,000	526,572
Louisiana State Local Government Environmental Facilities & Community Development Authority Subordinate Revenue Refunding Bonds, East Baton Rouge, 5.00%, 2/01/27	400,000	412,613
Louisiana State offshore Terminal Authority Deepwater Port Variable Revenue Refunding bonds, Series C, Loop LLC Project, 4.20%, 9/01/28(a)(b)(c)	300,000	301,694

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Louisiana (Continued)
Louisiana State Public Facilities Authority Solid Waste Disposal Variable Revenue Bonds (AMT), Waste Pro USA Inc., Project, 6.75%, 10/01/28(a)(b)(c)(d)	$200,000	$209,858
Saint John The Baptist Parish Variable Revenue Refunding Bonds, Marathon Oil Corp., 3.30%, 7/03/28(a)(b)(c)	100,000	100,531
		2,237,222
Maine – 0.3%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series A, 5.00%, 7/01/27	215,000	223,762
Maine State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A (State Intercept State Resource Fund Guaranty Program), Prerefunded, 5.00%, 7/01/27(g)	30,000	31,296
Maine State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A (State Intercept State Resource Fund Guaranty Program), Unrefunded Balance, 5.00%, 7/01/28	620,000	644,783
		899,841
Maryland – 2.1%
Baltimore Convention Center Hotel Revenue Refunding Bonds, Convention Center Hotel, 5.00%, 9/01/39	500,000	484,026
Baltimore County GO Unlimited Bonds, 4.00%, 3/01/42	1,000,000	939,348
Maryland State Community Development Administration Department Housing & Community Development Revenue Bonds, Social Bonds (GNMA, FNMA, FHLMC Insured), 5.05%, 3/01/47	500,000	494,429
	Par	Value
Maryland (Continued)
Maryland State Economic Development Corp., Private Activity Revenue Bonds (AMT), Purple Line Light Rail Project, Green Bonds,
5.00%, 11/12/28	$1,320,000	$1,334,035
5.25%, 6/30/55	1,000,000	936,591

Maryland State Economic Development Corp., Revenue Bonds (AMT), Seagirt Marine Terminal Projects, 5.00%, 6/01/44	500,000	476,064
Maryland State Economic Development Corp., Senior Lien Revenue Bonds, Annapolis Mobility & Resilience, 5.00%, 12/31/42	145,000	145,048
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Adventist Healthcare Obligated, 5.50%, 1/01/31	400,000	409,706
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A, Broadmead Issue, 4.00%, 7/01/35	285,000	282,929
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A, Mercy Medical Center, 4.00%, 7/01/42	120,000	105,110
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Stevenson University Project, 4.00%, 6/01/51	500,000	396,796
Montgomery County GO Unlimited Refunding Bonds, Series A, Consolidated Public Improvement Project, 2.00%, 8/01/41	1,000,000	664,812

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Maryland (Continued)

Montgomery County Housing Opportunities Commission Multifamily & Reconstruction Development Revenue Bonds, Series C (FHA 542 (C) Insured), 2.85%, 1/01/51	$250,000	$163,608
Washington County Economic Development Revenue Refunding Bonds, Homewood Maryland Obligated Group Project, 4.00%, 5/01/42	225,000	198,464
		7,030,966
Massachusetts – 0.5%
Massachusetts Educational Financing Authority Senior Revenue Bonds, Series B (AMT), 5.00%, 7/01/28	280,000	292,318
Massachusetts State Development Finance Agency Revenue Bonds, UMass Boston Student Housing Project, 5.00%, 10/01/48	500,000	448,663
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Series F, Lahey Clinic Obligated Group, 5.00%, 8/15/45	250,000	240,845
Massachusetts State Port Authority Revenue Bonds, Series B (AMT), 4.00%, 7/01/46	250,000	213,892
Massachusetts State Port Authority Revenue Bonds, Series E (AMT), 5.00%, 7/01/27	365,000	378,835
		1,574,553
Michigan – 2.0%
Detroit GO Unlimited Bonds, 5.00%, 4/01/27	50,000	51,475
Detroit GO Unlimited Bonds, Series A, Social Bonds, 4.00%, 4/01/40	250,000	225,565
Michigan State Finance Authority Limited Obligation Revenue Refunding Bonds, Lawrence Technological University, 4.00%, 2/01/27	95,000	94,869
	Par	Value
Michigan (Continued)
Michigan State Finance Authority Limited Obligation Revenue Refunding Bonds, University of Detroit Mercy, 5.63%, 11/01/52	$300,000	$291,665
Michigan State Finance Authority Revenue Refunding Bonds, Trinity Health Credit Group,
4.00%, 12/01/35	515,000	507,001
4.00%, 12/01/40	500,000	446,447

Michigan State Finance Authority Variable Revenue Refunding Bonds, Beaumont Spectrum, (SIFMA Municipal Swap Index Yield + 0.75%), 3.04%, 4/15/27(a)(c)	1,500,000	1,494,897
Michigan State Hospital Finance Authority Revenue Refunding Bonds, Ascenion Senior, Prerefunded, 5.00%, 11/15/26(g)	420,000	432,950
Michigan State Strategic Fund Limited Obligation Variable Revenue Bonds (AMT), Consumers Energy Co., 3.35%, 10/01/27(a)(b)(c)	1,000,000	986,145
Michigan State Strategic Fund Limited Obligation Variable Revenue Bonds (AMT), Green Bonds, 4.00%, 10/01/26(a)(b)(c)	100,000	99,391
Michigan State Trunk Line Fund Revenue Bonds, 4.00%, 11/15/46	250,000	221,812
Michigan State Trunk Line Revenue Bonds, Rebuilding Michigan Program, 5.50%, 11/15/49	1,000,000	1,044,837
Okemos Public School District GO Unlimited Bonds, Series II (Q-SBLF Insured), 5.00%, 5/01/49	500,000	503,172
Wayne State University Revenue Refunding Bonds, Series A (BAM, TCRS Insured), 5.00%, 11/15/27	300,000	305,780
		6,706,006

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Minnesota – 2.1%
Brainerd Independent School Building District No. 181 GO Unlimited Bonds, Series A (School District Credit Program), 4.00%, 2/01/39	$500,000	$486,824
Center City Health Care Facilities Revenue Refunding Bonds, Hazelden Betty Ford Foundation, 5.00%, 11/01/31	210,000	227,652
Cologne Charter School Lease Revenue Bonds, Academy Project A, 5.00%, 7/01/29	250,000	250,100
Gibbon Independent School District No. 2365 GO Unlimited Bonds, Series A (School District Credit Program), 6.00%, 2/01/28	200,000	216,493
Minneapolis Health Care System Revenue Refunding Bonds, Fairview Health Services, Series A, 5.00%, 11/15/27	585,000	587,743
Rochester Health Care Facilities Variable Revenue Bonds, Series B, Mayo Clinic, 5.00%, 5/15/32(a)(b)(c)	500,000	550,251
Rochester Health Care Facilities Variable Revenue Bonds, Series C, Mayo Clinic, 1.10%, 11/15/64(c)(h)	4,600,000	4,600,000
		6,919,063
Mississippi – 0.3%
Mississippi Alcoholic Beverage Control Revenue Bonds, ABC Warehouse Construction Project, 5.00%, 10/01/44	250,000	255,728
Mississippi State Hospital Equipment & Facilities Authority Adjustable Revenue Refunding Bonds, North Mississippi Health, 5.00%, 3/01/27(a)(b)(c)	265,000	272,175
	Par	Value
Mississippi (Continued)
Warren County Gulf Opportunity Zone Revenue Refunding Bonds, International Paper Company Project,
4.00%, 9/01/32	$100,000	$100,363
4.20%, 5/01/34	250,000	249,246
		877,512
Missouri – 1.0%
Central Southwest Community College District COPS, 5.00%, 3/01/27	225,000	232,912
Kansas City IDA Economic Activity TRB, Historic Northeast Redevelopment Plan, 5.00%, 6/01/46(d)	200,000	184,034
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds, Mercy Health, 3.00%, 6/01/53	970,000	641,008
Missouri State Health & Educational Facilities Authority Revenue Bonds, Lutheran Senior Services Project, Series 2025-A, 5.00%, 2/01/29	875,000	914,391
Missouri State Health & Educational Facilities Authority Revenue Refunding Bonds,
5.00%, 2/15/27	215,000	220,166
5.00%, 2/15/28	250,000	259,792

Missouri State Health & Educational Facilities Authority Revenue Refunding Bonds, Bethesda Health Group, Inc., 4.00%, 8/01/26	200,000	199,570
Missouri State Health & Educational Facilities Authority Revenue Refunding Bonds, Series C, 5.00%, 5/01/28(a)(b)(c)	500,000	530,407
Phelps County Hospital Revenue Bonds, Phelps Health, 6.00%, 12/01/55(e)	150,000	155,156
		3,337,436

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Nebraska – 0.9%
Central Plains Energy Project Gas Supply Revenue Bonds, Subseries A-1, 5.00%, 8/01/31(a)(b)(c)	$1,250,000	$1,326,916
Douglas County Hospital Authority No. 3 Nebraska Health Facilities Revenue Refunding Bonds, Nebraska Methodist Health, 5.00%, 11/01/27	500,000	502,369
Lincoln MFH Variable Revenue Bonds, Central at South Haymarket, 3.37%, 7/01/28(a)(b)(c)	1,000,000	1,005,855
		2,835,140
Nevada – 0.4%
Clark County PCR Refunding Bonds, Southern California Edison Company, 2.10%, 6/01/31	250,000	220,712
Clark County Stadium Improvement GO Limited Bonds, Series A, 5.00%, 5/01/48	500,000	496,363
Las Vegas Convention & Visitors Authority Convention Center Expansion Revenue Bonds, Series B,
5.00%, 7/01/43	250,000	247,759
4.00%, 7/01/49	150,000	124,914

Las Vegas Special Improvement District No. 814 Summerlin Village 21 & 24A Special Assessment Bonds, 4.00%, 6/01/49	90,000	71,084
Las Vegas Valley Water District GO Limited Bonds, Series A, 4.00%, 6/01/46	250,000	218,689
		1,379,521
New Hampshire – 0.6%
National Finance Authority Affordable Housing Certificates Revenue Bonds, 4.75%, 6/20/41	199,940	199,457
National Finance Authority Municipal Certificates Revenue Bonds, Series 1-A, 4.13%, 1/20/34	845,059	836,233
	Par	Value
New Hampshire (Continued)
New Hampshire State Health & Education Facilities Authority Revenue Refunding Bonds, Kendal at Hanover Issue, 5.00%, 10/01/36	$180,000	$180,947
New Hampshire State Health & Education Facilities Authority Revenue Refunding Bonds, University of New Hampshire, 5.00%, 7/01/40	455,000	455,203
New Hampshire State Health & Educational Facilities Authority Revenue Bonds, Dartmouth Hitchcock Obligated Group, 4.00%, 8/01/43	250,000	218,566
		1,890,406
New Jersey – 1.1%
New Jersey State EDA Energy Facility Revenue Bonds, Series A (AMT), UMM Energy Partners,
5.00%, 6/15/37	190,000	186,696
5.13%, 6/15/43	350,000	327,553

New Jersey State EDA Motor Vehicle Surcharge Revenue Refunding Bonds, Subseries A, 3.38%, 7/01/30	250,000	244,819
New Jersey State EDA Private Activity Revenue Bonds (AMT), The Goethals Project, 5.38%, 1/01/43	100,000	100,049
New Jersey State EDA Revenue Bonds, Portal North Bridge Project NJ Transit, 5.25%, 11/01/41	235,000	243,941
New Jersey State EDA Revenue Bonds, Provident Group Rowan Properties LLC, 5.00%, 1/01/48	125,000	110,534
New Jersey State EDA Revenue Refunding Bonds, Cranes Mill Project, 5.00%, 1/01/49	260,000	225,505
New Jersey State EDA Water Facilities Revenue Refunding Bonds (AMT), New Jersey American Water Co., Inc., Project, 2.20%, 12/03/29(a)(b)(c)	775,000	700,466

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
New Jersey (Continued)

New Jersey State GO Unlimited Bonds, 2.00%, 6/01/37	$1,175,000	$868,960
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series A, 4.00%, 6/15/42	250,000	223,736
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series AA, 5.00%, 6/15/40	500,000	512,213
		3,744,472
New York – 7.0%
Build Resource Corp., Revenue Bonds, Friends of Hellenic Classical Charter Schools, Inc., 4.00%, 12/01/31(d)	500,000	475,028
Hempstead Town Local Develop Corp., Education Revenue Refunding Bonds, Academy Charter School Project, 5.66%, 2/01/44	250,000	220,591
Hempstead Town Local Development Corp., Education Revenue Bonds, Academy Charter School Project, 4.60%, 2/01/51	250,000	177,518
Hempstead Town Local Development Corp., Revenue Refunding Bonds, Adelphi University Project, 5.00%, 6/01/27	300,000	310,812
Hudson Yards Infrastructure Corp., Second Indenture Revenue Refunding Bonds, Series A (AGM Insured), 4.00%, 2/15/47	250,000	216,743
Liberty Development Corp., Revenue Refunding Bonds, Goldman Sachs Headquarters, 5.25%, 10/01/35	250,000	279,588
Long Island Power Authority Electric System Variable Revenue Refunding Bonds, Series B, 1.50%, 9/01/26(a)(b)(c)	500,000	490,897
Metropolitan Transportation Authority Revenue Refunding Bonds, Climate Bond Certified, 5.00%, 11/15/29	340,000	371,058
	Par	Value
New York (Continued)
Metropolitan Transportation Authority Revenue Refunding Bonds, Series D (BAM, TCRS Insured), 4.00%, 11/15/42	$300,000	$264,536
New York City Housing Development Corp., MFH Sustainable Neighborhood Revenue Bonds, 3.95%, 11/01/43	275,000	249,557
New York City Housing Development Corp., MFH Sustainable Revenue Bonds, Series F-1A, 5.00%, 11/01/54	250,000	246,112
New York City Housing Development Corp., MFH Variable Sustainable Revenue Bonds, 3.75%, 7/02/29(a)(b)(c)	100,000	101,325
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Second General Resolution, Series CC-1, 5.00%, 6/15/49	250,000	250,195
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series AA-1, 5.25%, 6/15/52	250,000	255,217
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series BB-1, 5.25%, 6/15/54	500,000	511,461
New York City Transitional Finance Authority Adjustable Future Tax Secured Subordinate Revenue Bonds, 2.00%, 8/01/42(c)(h)	1,000,000	1,000,000
New York City Transitional Finance Authority Future Tax Subordinate Revenue Bonds, 4.00%, 5/01/36	1,000,000	988,427
New York City Transitional Finance Authority Revenue Bonds, Subseries B-1, 4.00%, 8/01/42	295,000	266,016
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series D, Fiscal 2025,
5.25%, 5/01/45	1,000,000	1,043,316

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
New York (Continued)
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series D, Fiscal 2025,
5.50%, 5/01/52	$250,000	$262,004

New York City Transitional Finance Authority Subordinate Revenue Bonds, Series H, Fiscal 2025, 5.25%, 11/01/45	200,000	209,035
New York GO Unlimited Bonds, Series A-1, 5.25%, 9/01/42	250,000	261,817
New York GO Unlimited Bonds, Series C, 5.25%, 3/01/53	1,000,000	1,018,598
New York GO Unlimited Bonds, Series D, Subseries D1, 5.00%, 12/01/42	250,000	252,860
New York Multi Modal GO Unlimited Bonds, Series E, Fiscal 2025, 5.00%, 8/01/44	640,000	653,212
New York State Convention Center Development Corp., Revenue Refunding Bonds, Hotel Unit Fee Secured, 5.00%, 11/15/40	600,000	600,048
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, White Plains Hospital Obligated Group, 5.25%, 10/01/49	100,000	99,010
New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Series A, Barnard College, 4.00%, 7/01/49	300,000	248,214
New York State Dormitory Authority Revenues Non State Supported Debt Revenue Bonds, Series A, Pace University, 5.25%, 5/01/29	250,000	265,332
New York State Energy Research & Development Authority PCR Refunding Bonds, New York Electric & Gas, Series C, 4.00%, 4/01/34	250,000	249,762
	Par	Value
New York (Continued)

New York State Liberty Development Corp., Revenue Refunding Bonds, 4 World Trade Center Project, Green Bonds, 1.20%, 11/15/28	$500,000	$454,106
New York State Liberty Development Corp., Revenue Refunding Bonds, Class 2, 3 World Trade Center Project,
5.15%, 11/15/34(d)	500,000	500,010
5.38%, 11/15/40(d)	150,000	147,823
New York State Transportation Development Corp., Special Facilities Revenue Bonds (AMT), Delta Air Lines Inc., Laguardia Airport Terminals,
5.00%, 1/01/27	635,000	645,781
5.00%, 1/01/30	345,000	351,981
4.00%, 10/01/30	1,500,000	1,472,443
5.00%, 10/01/35	500,000	505,991

New York State Transportation Development Corp., Special Facilities Revenue Bonds (AMT), Laguardia Airport Terminal, 5.63%, 4/01/40	250,000	256,409
New York State Transportation Development Corp., Special Facilities Revenue Bonds (AMT), Laguardia Airport Terminal B Redevelopment (AGM-CR Insured), 4.00%, 7/01/32	250,000	249,996
New York State Transportation Development Corp., Special Facilities Sustainable Revenue Bonds (AMT), John F. Kennedy International Airport,
5.50%, 6/30/54	335,000	323,149
6.00%, 6/30/55	100,000	102,747
6.00%, 6/30/59	175,000	179,314

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
New York (Continued)

New York State Transportation Development Corp., Special Facilities Sustainable Revenue Bonds (AMT), John F. Kennedy International Airport (AGM Insured), 5.00%, 6/30/49	$250,000	$238,218
New York State Transportation Development Corp., Special Facilities Sustainable Revenue Bonds (AMT), John F. Kennedy International Airport New Terminal One Project, 5.50%, 6/30/39	250,000	259,912
New York State Transportation Development Corp., Special Facilities Sustainable Revenue Refunding Bonds (AMT), JFK Airport (AGC Insured), 5.25%, 12/31/54	325,000	318,211
New York State Transportation Development Corp., Special Facility Revenue Refunding Bonds (AMT), John F. Kennedy International Airport Project, 5.38%, 8/01/36	250,000	254,545
New York State Transportation Development Corp., Special Facility Revenue Refunding Bonds (AMT), Terminal 4 John F. Kennedy International Airport Project, 5.00%, 12/01/33	250,000	260,282
New York State Urban Development Corp., Personal Income TRB, Series A,
4.00%, 3/15/38	500,000	485,795
5.00%, 3/15/41	250,000	254,109

New York State Urban Development Corp., Revenue Refunding Bonds, Series E Group 3, 4.00%, 3/15/43	500,000	447,394
	Par	Value
New York (Continued)

Onondaga County Trust Cultural Resources Revenue Refunding Bonds, Syracuse University Project, 4.00%, 12/01/41	$250,000	$233,271
Port Authority of New York & New Jersey Consolidated 183rd Revenue Bonds, 4.00%, 12/15/39	440,000	413,656
Port Authority of New York & New Jersey Consolidated 211th Revenue Refunding Bonds, 5.00%, 9/01/48	830,000	830,212
Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 221 (AMT), 4.00%, 7/15/40	500,000	455,017
Port Authority of New York & New Jersey Consolidated Revenue Refunding Bonds (AMT), 5.50%, 8/01/52	600,000	612,264
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Revenue Refunding Bonds, Series A, MTA Bridges & Tunnels, 5.00%, 5/15/47	250,000	252,175
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Revenue Bonds, Series C, 5.00%, 5/15/47	255,000	257,219
Troy Capital Resource Corp., Revenue Bonds, Rensselaer Polytechnic Institute Project, 4.00%, 9/01/33	100,000	100,591
Yonkers Economic Development Corp., Educational Revenue Bonds, Charter School Educational Excellence Project, 5.00%, 10/15/49	100,000	89,227
		22,790,137
North Carolina – 2.2%
Charlotte-Mecklenburg Hospital Authority Health Care System Variable Revenue Refunding Bonds, Series 2021-E, Atrium Health (Royal Bank of Canada LOC), 1.75%, 1/15/42(c)(h)	200,000	200,000

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
North Carolina (Continued)
Columbus County Industrial Facilities & Pollution Control Financing Authority Recovery Zone Facility Revenue Refunding Bonds, International Paper Company Project, 4.20%, 5/01/34	$250,000	$249,246
Forsyth County GO Unlimited Bonds, Series B, 2.00%, 3/01/37	1,000,000	775,837
Greater Asheville Regional Airport Authority Airport System Revenue Bonds (AMT) (AGM Insured), 5.25%, 7/01/48	250,000	249,084
Greater Asheville Regional Airport Authority Airport System Revenue Bonds, Series A (AMT) (AGM Insured), 5.50%, 7/01/47	1,000,000	1,017,316
Macon County Limited Obligation Revenue Bonds, 4.00%, 10/01/44	525,000	475,865
North Carolina State Capital Facilities Finance Agency Revenue Refunding Bonds, The Arc of North Carolina (Housing & Urban Development Sector 8 Program),
5.00%, 10/01/28	300,000	303,895
5.00%, 10/01/34	250,000	247,804

North Carolina State Housing Finance Agency Home Ownership Revenue Bonds, Series 54-A (GNMA, FNMA, FHLMC Insured), 4.80%, 1/01/55	200,000	191,410
North Carolina State Medical Care Commission Retirement Facilities Revenue Bonds, The Forest at Duke Project,
4.00%, 9/01/33	180,000	175,582
4.00%, 9/01/34	185,000	178,333

North Carolina State Medical Care Commission Retirement Facilities Revenue Bonds, United Methodist Retirement House, 3.75%, 10/01/28	525,000	525,203
	Par	Value
North Carolina (Continued)

North Carolina State Medical Care Commission Retirement Facilities Revenue Refunding Bonds, Series A, Sharon Towers, 5.00%, 7/01/49	$100,000	$88,302
North Carolina State Medical Care Commission Retirement Facilities Tax-Exempt Revenue Bonds, First Mortgage Twin Lakes Community, 3.90%, 1/01/29	680,000	681,282
North Carolina State Turnpike Authority Senior Lien Revenue Bonds, Triangle Expressway, 4.00%, 1/01/55	225,000	180,698
North Carolina State Turnpike Authority Senior Lien Revenue Bonds, Triangle Expressway (AGM Insured), 5.00%, 1/01/49	500,000	498,521
North Carolina State Turnpike Authority Senior Lien Revenue Refunding Bonds, 5.00%, 1/01/40	550,000	556,125
Union County GO Unlimited Bonds, Series C, 2.50%, 9/01/38	590,000	471,087
		7,065,590
North Dakota – 0.2%
City of Grand Forks Health Care System Revenue Bonds, Altru Health System, Series A (AGM Insured), 5.00%, 12/01/29	125,000	134,165
University of North Dakota COPS, Infrastructure Energy Improvement, 5.00%, 4/01/48	500,000	500,902
		635,067
Ohio – 2.1%
Akron Bath Copley Joint Township Hospital District Revenue Refunding Bonds, Summa Health Obligated Group Hospital,
5.00%, 11/15/26	350,000	358,347
5.00%, 11/15/27	370,000	384,372

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Ohio (Continued)

Buckeye Tobacco Settlement Financing Authority Revenue Refunding Bonds, Senior-Class 2, Series B-2, 5.00%, 6/01/55	$900,000	$731,074
Cleveland-Cuyahoga County Port Authority Cultural Facilities Revenue Refunding Bonds, Playhouse Square Foundation Project, 5.50%, 12/01/43	175,000	174,150
Cleveland-Cuyahoga County Port Authority Cultural Facility Revenue Bonds, Cleveland Museum of Natural History Project,
5.00%, 7/01/27	125,000	130,047
5.00%, 7/01/28	155,000	164,345

Cleveland-Cuyahoga County Port Authority Financing Senior Tax Allocation Increment Revenue Refunding Bonds, Flats East Bank Project, 4.00%, 12/01/55(d)	250,000	186,806
Conotton Valley Union Local School District COPS, School Facilities Project (FHLMC Insured), 4.00%, 12/01/42	500,000	444,783
Franklin County Convention Facilities Authority Hotel Project Revenue Bonds, Greater Columbus Convention Center,
5.00%, 12/01/34	170,000	168,950
5.00%, 12/01/36	305,000	299,859

Hamilton County Hospital Facilities Revenue Bonds, Cincinnati Children's Hospital Project, 5.00%, 11/15/41	250,000	264,612
Marion County Health Care Facilities Revenue Refunding Bonds, United Church Homes, Inc., 5.13%, 12/01/49	100,000	71,617
Miami Valley Career Technology Center GO Unlimited Bonds, 4.00%, 12/01/37	250,000	244,517
	Par	Value
Ohio (Continued)

Middleburg Heights Hospital Revenue Refunding Bonds, Southwest General Health Center, 4.00%, 8/01/41	$500,000	$437,841
Ohio State Air Quality Development Authority Variable Revenue Refunding Bonds (AMT), Dayton Power and Light Company Project, 4.25%, 6/01/27(a)(b)(c)	925,000	936,773
Ohio State Air Quality Development Authority Variable Revenue Refunding Bonds (AMT), Duke Energy Corp., Project, 4.25%, 6/01/27(a)(b)(c)	250,000	253,582
Ohio State Higher Educational Facilities Commission Revenue Refunding Bonds, Xavier University 2020 Project, 5.00%, 5/01/35	880,000	911,633
Ohio State Higher Educational Facility Commission Revenue Refunding Bonds, Otterbein University 2022 Project, 4.00%, 12/01/46	500,000	393,972
Ohio State Hospital Revenue Refunding Bonds, Premier Health Partners Obligated Group, 5.00%, 11/15/26	145,000	147,904
Port of Greater Cincinnati Development Authority Subordinate Revenue Refunding Bonds, Duke Energy Convention Center Project (AGM Insured), 4.38%, 12/01/58	100,000	87,149
		6,792,333
Oklahoma – 2.5%
Carter County Public Facilities Authority Educational Facilities Lease Revenue Bonds, 5.00%, 9/01/28	1,230,000	1,284,715
Comanche County Hospital Authority Revenue Refunding Bonds, 5.00%, 7/01/29	570,000	570,217

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Oklahoma (Continued)
Creek County Educational Facilities Authority Lease Revenue Bonds, Sapulpa Public Schools Project (BAM Insured), 4.13%, 9/01/48	$250,000	$221,037
Muskogee Industrial Trust Educational Facilities Lease Revenue Bonds, Muskogee Public Schools Project, 5.00%, 9/01/26	150,000	152,694
Oklahoma City Water Utilities Trust Utility System Revenue Bonds, 5.25%, 7/01/64	500,000	515,288
Oklahoma County Finance Authority Educational Facilities Lease Revenue Bonds, Western Heights Public Schools, 5.00%, 9/01/31	1,000,000	1,046,268
Oklahoma County Finance Authority Revenue Bonds, Exchange-Epworth Villa Project, 2.00%, 12/01/47	8,975	447
Oklahoma County Finance Authority Revenue Bonds, Exchange-Epworth Villa Project-B, 5.88%, 12/01/47	43,620	26,990
Oklahoma Housing Finance Agency Collateralized Variable Revenue Bonds, Crimson Flats West, 3.63%, 5/01/27(a)(b)(c)	625,000	630,552
Oklahoma State Turnpike Authority Second Senior Revenue Bonds, Series C, 5.00%, 1/01/47	1,000,000	1,000,521
Oklahoma State Turnpike Authority Senior Lien Revenue Bonds, 5.50%, 1/01/53	475,000	492,643
Oklahoma State Water Resources Board Revolving Fund Revenue Bonds, Drinking Water Program 2019 Master Trust, 4.00%, 4/01/48	300,000	258,066
Texas County Development Authority Educational Facilities Lease Revenue Bonds, Guymon Public Schools Project, 5.00%, 10/01/29	720,000	781,824
	Par	Value
Oklahoma (Continued)
Tulsa County Industrial Authority Educational Facilities Lease Revenue Bonds, Berryhill Public Schools Project, 4.00%, 9/01/26	$500,000	$505,516
Tulsa County Industrial Authority Educational Facilities Lease Revenue Bonds, Glenpool Public Schools Project, 5.00%, 9/01/29	370,000	401,924
Washington County Educational Facilities Authority Lease Revenue Bonds, Dewey Public Schools Project, 5.00%, 9/01/29	435,000	459,597
		8,348,299
Oregon – 1.0%
Medford Hospital Facilities Authority Revenue Refunding Bonds, Series A, Asante Projects, 5.00%, 8/15/45	500,000	495,002
Oregon State Business Development Commission Variable Revenue Bonds, Series 232, Intel Corp., Project, 3.80%, 6/15/28(a)(b)(c)	500,000	505,662
Oregon State Facilities Authority Revenue Refunding Bonds, Samaritan Health Services, 5.00%, 10/01/30	300,000	318,436
Oregon State Facilities Authority Revenue Refunding Bonds, Series A, Legacy Health Project, 5.00%, 6/01/46	500,000	490,571
Port of Morrow GO Limited Refunding Bonds, Series D,
4.00%, 12/01/26	170,000	171,685
4.00%, 12/01/27	240,000	244,163

Port of Portland Airport Revenue Refunding Bonds, Series Thirty B (AMT), 5.00%, 7/01/27	500,000	518,763

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Oregon (Continued)

Port of Portland Airport Sustainable Revenue Bonds, Series Thirty (AMT), 5.25%, 7/01/49	$250,000	$251,735
Salem Hospital Facility Authority Revenue Refunding Bonds, Capital Manor Project, 5.00%, 5/15/27	260,000	265,660
		3,261,677
Pennsylvania – 4.0%
Allegheny County GO Unlimited Bonds, Series C-76, 5.00%, 11/01/41	500,000	505,057
Allentown Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds, Forward Delivery, 5.00%, 5/01/42	250,000	251,801
Chester County IDA Revenue Bonds, Avon Grove Charter School, 5.00%, 3/01/27	500,000	506,655
Chester County IDA Sustainable Revenue Bonds, Longwood Gardens, 4.00%, 12/01/51	805,000	676,989
Cumberland County Municipal Authority Revenue Bonds, Penn State Health, 4.00%, 11/01/44	500,000	432,605
Cumberland County Municipal Authority Revenue Refunding Bonds, Asbury Pennsylvania Obligated, 4.50%, 1/01/40(d)	185,000	161,223
Doylestown Hospital Authority Revenue Refunding Bonds, Doylestown Hospital, Unrefunded Balance, 5.00%, 7/01/41	350,000	350,460
Geisinger Authority Health System Revenue Refunding Bonds, Geisinger Health System,
4.00%, 2/15/39	250,000	233,348
4.00%, 2/15/47	500,000	419,526

Geisinger Authority Health System Revenue Refunding Bonds, Geisinger Health System Obligation, 4.00%, 4/01/39	340,000	317,355
	Par	Value
Pennsylvania (Continued)

Lancaster County Hospital Authority Revenue Refunding Bonds, Masonic Villages Project, 5.00%, 11/01/30	$470,000	$503,286
Lancaster Municipal Authority Healthcare Facilities Revenue Refunding Bonds, Garden Spot Village Project, 5.00%, 5/01/30	200,000	212,692
Luzerne County IDA Revenue Refunding Bonds (AMT), Pennsylvania-American Water Co., Project, 2.45%, 12/03/29(a)(b)(c)	750,000	664,118
Montgomery County IDA Revenue Bonds, Acts Retirement-Life Communities, 5.00%, 11/15/45	500,000	475,804
Pennsylvania State Economic Development Financing Authority Parking System Revenue Refunding Bonds, Senior Insured Capitol Region (AGM Insured), 5.00%, 1/01/40	500,000	497,715
Pennsylvania State Economic Development Financing Authority Revenue Bonds (AMT), Pennsylvania Bridges FINCO LP-P3 Project, 5.00%, 12/31/34	250,000	250,991
Pennsylvania State Economic Development Financing Authority Tax-Exempt Private Activity Revenue Bonds (AMT), The Penndot Major Bridges, 5.75%, 6/30/48	575,000	580,233
Pennsylvania State Economic Development Financing Authority UPMC Revenue Bonds, Series A-1, 4.00%, 4/15/45	500,000	432,908
Pennsylvania State Economic Development Financing Authority UPMC Revenue Bonds, Series A-2, 4.00%, 5/15/48	250,000	209,513

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Pennsylvania (Continued)

Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Trustees of the University of Pennsylvania, Series A, 4.00%, 2/15/43	$585,000	$526,337
Pennsylvania State Turnpike Commission Revenue Refunding Bonds, Series B, 5.25%, 12/01/52	250,000	253,632
Pennsylvania State Turnpike Commission Revenue Refunding Bonds, Series C, 5.00%, 12/01/46	250,000	248,580
Pennsylvania State Turnpike Commission Subordinate Revenue Bonds, Series A (AGM Insured), 4.00%, 12/01/49	350,000	302,521
Philadelphia Airport Revenue Refunding Bonds, Series B (AMT),
5.00%, 7/01/30	475,000	488,156
5.00%, 7/01/33	400,000	407,109
5.00%, 7/01/35	155,000	156,978

Philadelphia Airport Revenue Refunding Bonds, Series C (AMT), 4.00%, 7/01/40	250,000	228,299
Philadelphia School District GO Limited Bonds, Series A (BAM, TCRS Insured State Aid Withholding),
4.00%, 9/01/39	500,000	476,036
4.00%, 9/01/40	500,000	470,646

Philadelphia School District GO Limited Bonds, Series A (State Aid Withholding), 5.00%, 9/01/44	500,000	491,351
Phoenixville Area School District GO Limited Bonds (State Aid Withholding), 4.00%, 11/15/40	250,000	235,450
Southcentral General Authority Revenue Bonds, York College of Pennsylvania Project,
5.00%, 5/01/27	300,000	309,275
5.00%, 5/01/28	215,000	225,294
	Par	Value
Pennsylvania (Continued)

Southeastern Pennsylvania Transportation Authority Revenue Bonds, Asset Improvement Program, 5.25%, 6/01/47	$250,000	$254,140
West Cornwall Township Municipal Authority Healthcare Facilities Revenue Refunding Bonds, Lebanon Valley Brethren Home Project,
4.00%, 11/15/26	125,000	124,786
4.00%, 11/15/27	130,000	129,801
		13,010,670
Puerto Rico – 1.3%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Senior Lien Revenue Refunding Bonds, Series A, 5.00%, 7/01/30(d)	250,000	261,410
Puerto Rico Commonwealth Notes,
2.64%, 11/01/43(b)(c)	19,776	12,286
1.77%, 11/01/51(b)(c)	402,046	253,288
Puerto Rico Commonwealth Restructured GO Unlimited Bonds, Series A1,
5.63%, 7/01/27	309,847	319,358
5.63%, 7/01/29	1,058,875	1,121,000
5.75%, 7/01/31	57,185	62,080
4.00%, 7/01/33	54,226	52,877
4.00%, 7/01/35	48,742	46,485
4.00%, 7/01/37	106,285	100,075
4.00%, 7/01/41	56,878	49,556

Puerto Rico Commonwealth Restructured GO Unlimited CABS, Series A, 0.00%, 7/01/33(f)	69,785	48,360
Puerto Rico Sales Tax Financing Corp., Restructured TRB, Series A-1,
4.75%, 7/01/53	1,011,000	906,123
5.00%, 7/01/58	157,000	143,485

Puerto Rico Sales Tax Financing Corp., Revenue CABS, Series A-1, Restructured Bonds, 0.00%, 7/01/33(f)	500,000	361,634

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Puerto Rico (Continued)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue CABS, Series A-1,
0.00%, 7/01/27(f)	$160,000	$149,867
0.00%, 7/01/46(f)	875,000	270,635
		4,158,519
Rhode Island – 0.2%
Rhode Island Commerce Corp., First Lien Special Facility Revenue Refunding Bonds, Rhode Island Airport Corp., International, 5.00%, 7/01/31	500,000	520,379
South Carolina – 0.5%
Connector 2000 Association, Inc., Toll Road Revenue CABS, Senior Series A-1,
0.00%, 1/01/32(f)	354,582	230,871
0.00%, 1/01/42(f)	228,148	72,002
0.00%, 7/22/51(f)	262,488	38,100

South Carolina State Jobs EDA Healthcare Revenue Bonds, Beaufort Memorial Hospital & South of Broad Healthcare Project, 5.00%, 11/15/31	280,000	293,813
South Carolina State Jobs EDA Hospital Revenue Refunding Bonds, Prisma Health Obligated Group, 5.00%, 5/01/38	400,000	405,931
South Carolina State Public Service Authority Revenue Bonds, Series E, Santee Cooper, 5.75%, 12/01/47	250,000	263,445
South Carolina State Public Service Authority Revenue Refunding Bonds, Series A, 4.00%, 12/01/36	350,000	342,349
		1,646,511
South Dakota – 0.1%
South Dakota State Health & Educational Facilities Authority Revenue Refunding Bonds, Series A, Avera Health, 4.25%, 7/01/49	475,000	422,199
	Par	Value
Tennessee – 1.2%
Knox County Health Educational & Housing Facility Board Student Housing Revenue Bonds, University of Tennessee Project, Series A-1 (BAM Insured), 5.50%, 7/01/54	$250,000	$254,446
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, Vanderbilt University Medical Center, 5.00%, 7/01/40	400,000	397,783
Metropolitan Nashville Airport Authority Subordinate Revenue Bonds, Series B (AMT), 5.00%, 7/01/39	1,000,000	1,008,019
Shelby County Health, Educational & Housing Facilities Board Revenue Refunding Bonds, Methodist Le Bonheur Healthcare, 5.00%, 5/01/29	535,000	550,193
Shelby County Health, Educational & Housing Facilities Board Revenue Refunding Bonds, Methodist Le Bonheur Healthcare (AG Insured), 5.00%, 6/01/35	250,000	267,231
Tennergy Corp., Gas Revenue Bonds, Series A, 4.00%, 9/01/28(a)(b)(c)	500,000	502,638
Tennessee State Energy Acquisition Corp., Variable Revenue Refunding Bonds, Series A, Gas Project, 5.00%, 5/01/28(a)(b)(c)	1,000,000	1,030,373
		4,010,683
Texas – 12.2%
Alvarado Independent School District Variable GO Unlimited Bonds (PSF, Gtd), 4.00%, 8/15/28(a)(b)(c)(e)	675,000	694,875
Arlington Higher Education Finance Corp., Revenue Bonds, Riverwalk Education Foundation (PSF, Gtd), 5.00%, 8/15/47	500,000	503,256
Austin Airport System Revenue Bonds, Series B (AMT), 5.00%, 11/15/26	595,000	609,932

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Texas (Continued)
Austin Convention Enterprises, Inc., Convention Center Revenue Refunding Bonds, First Tier, 5.00%, 1/01/32	$625,000	$628,721
Beaumont Waterworks & Sewer System Revenue Bonds (BAM Insured), 5.00%, 9/01/44	500,000	509,004
Bexar County Hospital District Certificates GO Limited Bonds, 4.00%, 2/15/43	250,000	220,133
Board of Managers Joint Guadalupe County-City of Seguin Hospital Mortgage Revenue Refunding Bonds, 5.00%, 12/01/40	200,000	187,460
Central Texas Regional Mobility Authority Senior Lien Revenue Refunding Bonds, Series A, 5.00%, 1/01/49	500,000	496,479
Clifton Higher Education Finance Corp., Education Revenue Refunding Bonds, International Leadership of Texas (PSF, Gtd),
4.38%, 2/15/42	500,000	475,759
5.25%, 2/15/43	200,000	205,074

Clifton Higher Education Finance Corp., Education Revenue Refunding Bonds, International Leadership of Texas, Inc. (PSF, Gtd), 5.25%, 2/15/44	450,000	458,859
Clifton Higher Education Finance Corp., Variable Revenue Bonds, International Leadership of Texas, Inc. (PSF, Gtd), 4.00%, 2/15/30(a)(b)(c)	1,500,000	1,536,198
Clifton Higher Educational Finance Corp., Revenue Refunding Bonds, Idea Public School (PSF, Gtd), 4.00%, 8/15/44	1,000,000	883,582
Clifton Higher Educational Finance Corp., Revenue Refunding Bonds, International Leadership of Texas (PSF, Gtd), 4.13%, 8/15/49	200,000	170,876
	Par	Value
Texas (Continued)

Dallas Refunding GO Limited Bonds, Series B (AGM-CR Insured), 4.00%, 2/15/43	$415,000	$376,579
Dallas Senior Lien Special Tax Variable Revenue Bonds, Fair Park Venue Project, 6.25%, 8/15/28(a)(b)(c)(d)	250,000	250,053
Denton County Permanent Improvement GO Limited Bonds, 4.00%, 7/15/43	285,000	258,062
Denton County Special Assessment Revenue Bonds, Green Meadows Public Improvement District, 6.13%, 12/31/55(d)	100,000	100,069
El Paso Texas Airport Revenue Bonds (AMT), 5.00%, 8/15/27	375,000	389,969
Fort Bend Independent School District Refunding GO Unlimited Bonds, Series A (PSF, Gtd), 5.00%, 8/15/31	500,000	559,077
Fort Bend Independent School District Variable GO Unlimited Refunding Bonds, Series B (PSF, Gtd), 0.72%, 8/01/26(a)(b)(c)	820,000	796,411
Grand Parkway Transportation Corp., System Toll Revenue Refunding Bonds, First Tier, 4.00%, 10/01/45	265,000	229,555
Greater Texoma Utility Authority Contract Revenue Bonds, Series A, City of Sherman Project (BAM Insured),
5.00%, 10/01/29	350,000	379,033
4.00%, 10/01/43	250,000	222,121

Harris County Cultural Education Facilities Finance Corp., Revenue Refunding Bonds, Memorial Hermann Health System, 5.00%, 7/01/29	255,000	275,505
Harris County Cultural Education Facilities Finance Corp., Revenue Refunding Bonds, Texas Children's Hospital,
5.00%, 10/01/31(a)(b)(c)	615,000	672,715
5.00%, 10/01/31	545,000	602,778

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Texas (Continued)

Harris County Cultural Education Facilities Finance Corp., Variable Revenue Refunding Bonds, Memorial Hermann Health, 5.00%, 12/01/28(a)(b)(c)	$570,000	$604,833
Harris County Cultural Education Finance Corp., Medical Facilities Revenue Bonds, Baylor College of Medicine, 5.00%, 5/15/29	500,000	532,734
Harris County Cultural Educational Facilities Finance Corp., Revenue Refunding Bonds, Texas Children's Hospital, 4.00%, 10/01/38	350,000	331,301
Harris County Flood Control District GO Limited Bonds, Series A, Sustainability Bonds, 4.00%, 9/15/43	250,000	222,420
Harris County Health Facilities Development Corp., Variable Revenue Refunding Bonds, Methodist Hospital System, 1.55%, 12/01/41(c)(h)	3,650,000	3,650,000
Harris County-Houston Sports Authority Second Lien Revenue Refunding Bonds, Series B (AGC Insured), 5.00%, 11/15/43	225,000	228,435
Housing Options, Inc., Multifamily Variable Revenue Bonds, The Culbreath, 3.75%, 11/01/28(a)(b)(c)	1,000,000	1,013,298
Houston Airport System Revenue Refunding Bonds (AMT), United Airlines, Inc., Improvement Projects, 5.00%, 7/15/27	175,000	175,696
Houston Airport System Revenue Refunding Bonds (AMT), United Airlines, Inc., Terminal, 5.00%, 7/01/27	125,000	125,487
Houston Airport System Subordinate Lien Revenue Refunding Bonds, Series A (AMT),
5.00%, 7/01/30(e)	750,000	809,438
	Par	Value
Texas (Continued)
Houston Airport System Subordinate Lien Revenue Refunding Bonds, Series A (AMT),
5.50%, 7/01/43(e)	$125,000	$131,278

Houston Airport System Subordinate Lien Revenue Refunding Bonds, Series A (AMT) (AGM Insured), 5.25%, 7/01/43	400,000	406,364
Houston Hotel Occupancy Tax & Special Revenue Refunding Bonds, Convention & Entertainment, 5.00%, 9/01/36	510,000	525,658
Katy Independent School District Variable GO Unlimited Bonds, Series C (PSF, Gtd), 4.00%, 8/15/26(a)(b)(c)	1,000,000	1,011,736
Kilgore Independent School District GO Unlimited Bonds (PSF, Gtd), 3.00%, 2/15/41	730,000	586,854
Leander Independent School District GO Unlimited Refunding Bonds, Series A (PSF, Gtd), 5.00%, 8/15/41	125,000	131,035
Matagorda County Navigation District No. 1 Revenue Refunding Bonds (AMBAC Insured), 4.40%, 5/01/30	500,000	522,381
Midland Independent School District GO Unlimited Bonds (PSF, Gtd), 5.00%, 2/15/50	500,000	499,439
Montgomery County Toll Road Authority Senior Lien Revenue Bonds, 5.00%, 9/15/37	500,000	500,405
New Hope Cultural Educational Facilities Finance Corp., Retirement Facilities Revenue Refunding Bonds, Presbyterian Village North Project, 5.25%, 10/01/49	100,000	87,205
North Texas State Municipal Water District Water System Revenue Improvement & Refunding Bonds, 5.00%, 9/01/32	250,000	250,462

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Texas (Continued)

Northside Independent School District Variable GO Unlimited Bonds (PSF, Gtd), 3.55%, 6/01/28(a)(b)(c)	$500,000	$506,003
Northside Independent School District Variable Refunding GO Unlimited Bonds, Series B (PSF, Gtd), 3.45%, 8/01/27(a)(b)(c)	500,000	503,240
Northwest Independent School District GO Unlimited Bonds (PSF, Gtd), 5.25%, 2/15/55	250,000	257,686
Odessa Junior College District Consolidated Revenue Bonds (AGM Insured), 4.00%, 7/01/27	435,000	445,487
Pasadena Independent School District GO Unlimited Bonds, Series A (PSF, Gtd), 4.00%, 2/15/32	700,000	700,242
Plano GO Limited Refunding Bonds, 4.00%, 9/01/43	300,000	266,557
Port Arthur Certificates GO Limited Bonds (BAM Insured), 5.00%, 2/15/27	345,000	356,494
Port Beaumont Navigation District Dock & Wharf Facility Revenue Refunding Bonds (AMT), Jefferson Gulf Coast Energy Project, 4.00%, 1/01/50(d)	375,000	262,318
Prosper Independent School District GO Unlimited Bonds (PSF, Gtd), 4.00%, 2/15/54	1,225,000	1,028,709
Round Rock Independent School District Variable GO Unlimited Bonds, Series A (PSF, Gtd), 5.00%, 8/01/30(a)(b)(c)	1,000,000	1,089,420
San Antonio Airport System Subordinate Lien Revenue Refunding Bonds, Series A (AMT), 5.00%, 7/01/30	250,000	264,152
San Antonio Electric & Gas Revenue Refunding Bonds, Series D, 5.25%, 2/01/54	500,000	513,452
San Antonio Water Junior Lien Revenue Refunding Bonds, Series A, 5.00%, 5/15/43	500,000	501,978
	Par	Value
Texas (Continued)

Spring Independent School District GO Unlimited Refunding Bonds (PSF, Gtd), 5.00%, 8/15/32	$250,000	$250,215
Tarrant County Cultural Educational Facilities Finance Corp., Hospital Variable Revenue Refunding Bonds, Baylor Scott & White Health (Barclays Bank PLC LOC), 0.85%, 11/15/50(c)(h)	2,000,000	2,000,000
Texas City Industrial Development Corp., Revenue Bonds, Series 2012, NRG Energy Project, 4.13%, 12/01/45	545,000	450,064
Texas State Municipal Gas Acquisition & Supply Corp., V Gas Supply Revenue Bonds, 5.00%, 1/01/34(a)(b)(c)	600,000	631,470
Texas State PFA Lease Revenue Refunding Bonds, 4.00%, 2/01/36	250,000	251,172
Texas State Private Activity Bond Surface Transportation Corp., Senior Lien Revenue Refunding Bonds, North Tarrant Express, 4.00%, 12/31/38	750,000	696,543
Texas State Private Activity Surface Transportation Corp., Senior Lien Revenue Refunding Bonds (AMT), 5.50%, 6/30/42	1,000,000	1,013,858
Texas State Transportation Commission First Tier Toll Revenue CABS, 0.00%, 8/01/29(f)	480,000	418,466
Texas State Water Development Board Revenue Bonds, State Water Implementation Fund, 4.00%, 10/15/38	510,000	498,857
University of Houston Revenue Refunding Bonds, Series A, 5.00%, 2/15/47	250,000	250,913
University of North Texas Revenue Refunding Bonds, Series A, 5.00%, 4/15/27	1,000,000	1,040,958
University of Texas Revenue Bonds, Series B, 5.00%, 8/15/42	150,000	156,451

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Texas (Continued)

Upper Trinity Regional Water District Revenue Refunding Bonds (BAM Insured), 4.25%, 8/01/49	$500,000	$443,288
Waller Independent School District GO Unlimited Bonds (BAM Insured), 5.00%, 2/15/44	235,000	238,526
		40,075,113
Utah – 0.8%
Black Desert Public Infrastructure District Special Assessment Bonds, Black Desert Assessment Area, 5.63%, 12/01/53(d)	100,000	97,084
Cache County School District Building GO Unlimited Refunding Bonds (School Board Guaranty Program), 4.00%, 6/15/30	925,000	934,551
Downtown Revitalization Public Infrastructure District First Lien Sales Revenue Bonds, SEG Redevelopment Project (AG Insured), 5.00%, 6/01/38	100,000	103,232
Downtown Revitalization Public Infrastructure District Sales Subordinate Revenue Bonds Bond, 5.00%, 7/15/35(d)	100,000	100,213
Mida Mountain Village Public Infrastructure District Tax Allocation Subordinate Revenue Bonds, Series 2, 5.50%, 6/15/39(d)	500,000	497,059
Utah County Hospital Revenue Bonds, Series A, IHC Health Services Inc., 4.00%, 5/15/45	500,000	437,785
Utah Municipal Power Agency Power Supply System Revenue Bonds, Series B, 5.00%, 7/01/38	500,000	504,139
		2,674,063
Virginia – 1.8%
Arlington County IDA Hospital Facilities Revenue Refunding Bonds, Virginia Hospital Center, 3.75%, 7/01/50	500,000	390,445
	Par	Value
Virginia (Continued)
Fairfax County GO Unlimited Bonds, Series A (State Aid Withholding), 2.00%, 10/01/41	$1,000,000	$651,375
Fairfax County IDA Health Care Revenue Refunding Bonds, Inova Health System, 4.00%, 5/15/48	250,000	216,108
Fairfax County IDA Health Care Revenue Refunding Bonds, Inova Health System Project, 3.50%, 5/15/39	525,000	481,676
Newport News EDA Residential Care Facilities Revenue Refunding Bonds, Lifespire of Virginia, 5.00%, 12/01/38	750,000	750,175
Virginia State Commonwealth Transportation Board Capital Projects Revenue Bonds, 3.00%, 5/15/37	1,000,000	874,161
Virginia State Small Business Financing Authority Senior Lien Revenue Bonds (AMT), Elizabeth River Crossings OpCo, LLC Project,
4.00%, 7/01/32	275,000	276,543
4.00%, 1/01/37	660,000	629,298
Virginia State Small Business Financing Authority Senior Lien Revenue Refunding Bonds (AMT), 95 Express Lanes,
5.00%, 7/01/38	910,000	916,407
4.00%, 7/01/39	240,000	217,391
4.00%, 1/01/40	280,000	250,869
4.00%, 1/01/48	225,000	181,877
		5,836,325
Washington – 2.9%
Energy Northwest Electric Revenue Refunding Bonds, Columbia Generating Station, 4.00%, 7/01/42	1,515,000	1,399,566
King County Public Hospital District No. 1 GO Limited Tax Refunding Bonds, Valley Medical Center, 5.00%, 12/01/26	550,000	565,766

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Washington (Continued)
King County Sewer Junior Lien Variable Revenue Refunding Bonds, 1.85%, 1/01/42(c)(h)	$1,500,000	$1,500,000
King County Sewer Revenue Refunding Bonds, Unrefunded Balance, 5.00%, 7/01/42	120,000	120,638
King County Tax Refunding GO Limited Bonds, 4.00%, 7/01/29	500,000	510,405
Port of Seattle GO Limited Bonds, Series B (AMT), 5.00%, 6/01/49	325,000	325,015
Port of Seattle Intermediate Lien Revenue Bonds (AMT), 5.00%, 4/01/44	500,000	483,674
Port of Seattle Intermediate Lien Revenue Bonds, Series C (AMT), 5.00%, 5/01/28	250,000	257,656
Port of Seattle Intermediate Lien Revenue Refunding Bonds (AMT), 5.00%, 8/01/47	250,000	241,650
Port of Seattle Intermediate Lien Revenue Refunding Bonds, Series B (AMT),
5.25%, 7/01/43	315,000	320,291
5.25%, 7/01/44	365,000	369,186

Seattle Municipal Light & Power Revenue Refunding Bonds, 4.00%, 9/01/40	500,000	462,485
Skagit County Public Hospital District No. 1 Revenue Improvement & Refunding Bonds, Skagit Regional Health,
5.00%, 12/01/27	500,000	510,152
5.00%, 12/01/28	440,000	448,198

Washington State Health Care Facilities Authority Revenue Bonds, Seattle Cancer Care Alliance, 4.00%, 12/01/40(d)	350,000	317,521
Washington State Health Care Facilities Authority Revenue Bonds, Series A, Providence Health & Services, 4.00%, 10/01/34	500,000	498,424
	Par	Value
Washington (Continued)

Washington State Higher Educational Facilities Authority Revenue Bonds, Seattle University Project, 4.00%, 5/01/50	$250,000	$207,959
Washington State Housing Finance Commission Nonprofit Revenue Bonds, Blakeley & Laurel Villages Portfolio (BAM Insured), 5.25%, 7/01/55(d)	525,000	515,938
Washington State Housing Finance Commission Nonprofit Revenue Bonds, Radford Court & Nordheim Court, 5.50%, 7/01/59	400,000	399,160
		9,453,684
West Virginia – 0.4%
West Virginia State EDA Solid Waste Disposal Facilities Variable Revenue Refunding Bonds, Series 2015-A, Appalachian Power Company - Amos Project, 3.38%, 6/15/28(a)(b)(c)	750,000	753,744
West Virginia State Housing Development Fund Sustainable Revenue Bonds, Series A, 4.40%, 11/01/44	500,000	462,978
		1,216,722
Wisconsin – 2.3%
Milwaukee GO Unlimited Bonds, Promissory Notes, Series N3 (AGM Insured), 5.00%, 4/01/31	500,000	549,028
Milwaukee Metropolitan Sewerage District GO Unlimited Bonds, Green Bonds, Climate Bond Certified, 4.00%, 10/01/43	500,000	456,417
PFA Education Revenue Bonds, North Carolina Leadership Academy, 5.00%, 6/15/49(d)	100,000	87,638
PFA Educational Revenue Bonds, Piedmont Community Charter School,
5.00%, 6/15/39	490,000	485,121
5.00%, 6/15/49	150,000	137,071

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Wisconsin (Continued)

PFA Exempt Facilities Revenue Refunding Bonds (AMT), National Gypsum Co., 4.00%, 8/01/35	$370,000	$347,117
PFA Pollution Control Variable Revenue Refunding Bonds, Duke Energy Progress Project, 3.30%, 10/01/26(a)(b)(c)	500,000	501,071
PFA Project Revenue Bonds, CFP3 - Eastern Michigan University Housing Project (BAM Insured), 5.50%, 7/01/52	250,000	251,006
PFA Revenue Bonds, Roseman University, Unrefunded Balance, 5.00%, 4/01/50(d)	250,000	219,859
PFA Senior Lien Toll Revenue Bonds (AMT), Georgia SR 400 Express,
6.50%, 6/30/60	100,000	105,133
5.75%, 6/30/60	200,000	192,616
6.50%, 12/31/65	125,000	130,460
5.75%, 12/31/65	350,000	333,677

PFA Solid Waste Disposal Revenue Refunding Bonds (AMT), Waste Management, Inc., Project, 2.88%, 5/01/27	495,000	487,293
PFA Student Housing Revenue Bonds, Senior Series 2025-A, KSU Bixby Real Estate Foundation, 5.25%, 6/15/55	100,000	97,442
PFA Student Housing Revenue Bonds, Subordinate Series 2025-B, KSU Bixby Real Estate Foundation, 5.25%, 6/15/45	200,000	195,476
PFA Variable Revenue Refunding Bonds, Providence St. Joseph, Prerefunded, 4.00%, 10/01/30(b)(c)(g)	145,000	153,800
PFA Variable Revenue Refunding Bonds, Providence St. Joseph, Unrefunded Balance, 4.00%, 10/01/30(a)(b)(c)	225,000	230,461
Slinger Redevelopment Authority Revenue Bonds, Series A, Police Station Project,
5.00%, 3/01/29	110,000	117,569
5.00%, 3/01/31	50,000	54,578
	Par	Value
Wisconsin (Continued)
Slinger Redevelopment Authority Revenue Bonds, Series A, Police Station Project,
5.00%, 3/01/32	$45,000	$49,386

Wisconsin Center District TRB, CABS, Junior Dedicated, Series D (AGM Moral Obligation Insured), 0.00%, 12/15/45(f)	250,000	88,780
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series A, UnityPoint Health, 5.00%, 12/01/28	590,000	591,426
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Three Pillars Senior Living Communities,
4.00%, 8/15/27	100,000	99,377
4.00%, 8/15/31	375,000	363,640

Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Ascension Health Credit Group, 4.00%, 11/15/39	290,000	262,381
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Benevolent Corp., Cedar Community, 5.00%, 6/01/41	250,000	225,411
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Froedtert Health, Inc., Series A, 4.00%, 4/01/41	350,000	320,202
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, ThedaCare Inc., 4.00%, 12/15/49	350,000	292,932
		7,426,368
Total Municipal Bonds (Cost $305,965,092)		291,429,059

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par/Number of Shares	Value
Short-Term Investments – 11.0%
Money Market Fund – 1.0%
Northern Institutional Funds - Treasury Portfolio (Premier),4.15%(i)	3,219,033	$3,219,033
Municipal – 10.0%
Albuquerque Municipal School District No. 12 GO Unlimited Bonds, Series A (State Aid Withholding), 5.00%, 8/01/25	750,000	750,000

California State Pollution Control Financing Authority Solid Waste Disposal Refunding Revenue Bonds, Series B-1 (AMT), Waste Management Inc., Project, 3.00%, 11/01/25	500,000	499,812

California State Pollution Control Financing Authority Solid Waste Disposal Variable Revenue Refunding Bonds (AMT), Republic Services, Inc., Project, 3.70%, 8/15/25(a)(b)(c)(d)	500,000	499,992

Central Plains Energy Project Gas Supply Revenue Refunding Bonds, 4.00%, 8/01/25(a)(b)(c)	1,000,000	1,000,000

Central Southwest Community College District COPS, 5.00%, 3/01/26	225,000	227,899

Chicago Heights Multifamily Variable Revenue Bonds, Olympic Village Apartments Project (FHA Insured, Housing & Urban Development Sector 8 Program), 2.88%, 8/01/25(a)(b)(c)	500,000	500,000

Chicago O'Hare International Airport Senior Lien General Revenue Bonds, Series D (AMT), 5.00%, 1/01/26	140,000	141,398

City of Shakopee Senior Housing Revenue Bonds, Benedictine Living Community of Shakopee LLC Project, 5.85%, 11/01/25(a)(b)(c)(d)	250,000	249,390
	Par/Number of Shares	Value
Municipal (Continued)

City of Valley Center GO Unlimited Temporary Notes, Series 1, 4.38%, 12/01/25	485,000	$485,269

Cleveland-Cuyahoga County Port Authority Cultural Facility Revenue Bonds, Cleveland Museum of Natural History Project, 5.00%, 7/01/26	125,000	127,392

Colorado Educational & Cultural Authority Revenue Refunding Bonds, Prospect Ridge Academy Project (Moral Obligation Insured), 5.00%, 3/15/26	510,000	515,822

Commonwealth Financing Authority Taxable Revenue Refunding Bonds, Series B-1, 5.00%, 6/01/26	300,000	300,535

Cuyahoga Metropolitan Housing Authority MFH Variable Revenue Bonds, Wade Park Apartments (FHA Insured, Housing & Urban Development Sector 8 Program), 4.75%, 12/01/25(a)(b)(c)	350,000	351,892

Dallas-Fort Worth International Airport Revenue Refunding Bonds, Series B, 5.00%, 11/01/25	400,000	402,303

Douglas County Hospital Authority No. 2 Revenue Bonds, Children's Hospital Obligated Group, 5.00%, 11/15/25(a)(b)(c)	600,000	600,910

Florida State Development Finance Corp., Solid Waste Disposal Variable Revenue Bonds, Waste Pro USA, Inc. (AMT), 6.13%, 7/01/26(a)(b)(c)(d)	200,000	202,229

Foothill Eastern Transportation Corridor Agency Toll Road Junior Lien Revenue Bonds, Series C, 5.00%, 1/15/26	200,000	202,047

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par/Number of Shares	Value
Municipal (Continued)

Fort Wayne Redevelopment Authority Lease Rental Revenue Refunding Bonds, Grand Wayne Center Project (State Intercept Program), 4.00%, 2/01/26	760,000	$765,267

Gretna COPS, 5.00%, 12/15/25	500,000	500,703

Guam Government Waterworks Authority Water and Wastewater System Revenue Refunding Bonds, 5.00%, 7/01/26	560,000	569,658

Honolulu City & County Multifamily Variable Revenue Bonds, Maunakea Tower Apartments (Housing & Urban Development Sector 8 Program), 5.00%, 6/01/26(a)(b)(c)	135,000	137,173

Illinois State HDA MFH Variable Revenue Bonds, 6900 Crandon (FHA Insured, Housing & Urban Development Sector 8 Program), 5.00%, 2/01/26(a)(b)(c)	400,000	403,971

Illinois State HDA MFH Variable Revenue Bonds, South Shore HHDC (Housing & Urban Development Sector 8 Program), 5.00%, 2/01/26(a)(b)(c)	670,000	676,652

Illinois State Refunding GO Limited Bonds, Series D, 5.00%, 7/01/26	1,500,000	1,530,371

Indiana State Finance Authority Economic Development Revenue Refunding Bonds (AMT), Republic Services, Inc., Project, 3.95%, 9/02/25(a)(b)(c)	1,000,000	1,000,452

Iowa City Community School District GO Unlimited Bonds, 5.00%, 6/01/26	500,000	509,287
	Par/Number of Shares	Value
Municipal (Continued)

Iowa State Finance Authority Solid Waste Facilities Variable Revenue Bonds, Sustainable Gevo NW RNG (AMT) (Citibank N.A. LOC), 3.88%, 4/01/26(a)(b)(c)	415,000	$415,372

Kermit Independent School District GO Unlimited Bonds (PSF, Gtd), 5.00%, 2/15/26	325,000	329,132

Klamath Falls Intercommunity Hospital Authority Revenue Refunding Bonds, Sky Lakes Medical Center Project, 4.00%, 9/01/25	550,000	550,248

Laurel Highlands School District GO Limited Refunding Bonds (BAM State Aid Withholding), 4.00%, 2/01/26	350,000	352,217

Los Angeles TRANS, 5.00%, 6/25/26	500,000	512,007

Louisiana Public Facilities Authority Revenue Refunding Bonds, Loyola University Project, 5.00%, 10/01/25	250,000	250,674

Lower Alabama Gas District Gas Project Revenue Bonds, 4.00%, 12/01/25(a)(b)(c)	500,000	500,946

Lowville GO Limited BANS, 5.38%, 8/21/25	700,000	700,582

Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Adventist Healthcare, 4.00%, 1/01/26	875,000	876,304

Massachusetts State Development Finance Agency Revenue Refunding Bonds, Lasell University, 4.00%, 7/01/26	240,000	239,267

Massachusetts State Development Financing Agency Variable Revenue Bonds, Partners Healthcare System, (SIFMA Municipal Swap Index Yield + 0.60%), 2.89%, 1/29/26(a)(c)(d)	1,000,000	999,378

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par/Number of Shares	Value
Municipal (Continued)

Metropolitan Nashville Airport Authority Revenue Bonds, Series B (AMT), 5.00%, 7/01/26	600,000	$611,207

Metropolitan Pier & Exposition Authority Dedicated Capital Appreciation Tax Revenue Refunding Bonds, Series B, McCormick Project (AGM Insured), 0.00%, 6/15/26(f)	250,000	243,677

Milwaukee Corp., Purpose GO Unlimited Bonds, Series B3, 4.00%, 4/01/26	1,000,000	1,000,808

Mission Economic Development Corp., Solid Waste Disposal Variable Revenue Bonds (AMT), Waste Management, 3.95%, 9/02/25(a)(b)(c)	500,000	500,025

Mission Economic Development Corp., Solid Waste Disposal Variable Revenue Bonds (AMT), Waste Management Inc., Project, 4.00%, 7/01/26(a)(b)(c)	1,000,000	997,945

Missouri State Health & Educational Facilities Authority Revenue Refunding Bonds, 5.00%, 2/15/26	200,000	201,098

Missouri State Health & Educational Facilities Authority Revenue Refunding Bonds, Webster University Project, 5.00%, 4/01/26	500,000	494,638

Missouri State Health and Educational Facilities Authority Variable Revenue Refunding Bonds, Series B, BJC Health System, 4.00%, 5/01/26(a)(b)(c)	1,000,000	1,007,459

Mobile IDB Pollution Control Variable Revenue Bonds, Alabama Power Company Barry Plant, 3.30%, 3/12/26(a)(b)(c)	500,000	501,114

Mount Vernon GO Limited BANS, 5.00%, 5/29/26(d)	1,000,000	1,008,853
	Par/Number of Shares	Value
Municipal (Continued)

Newman-Crows Landing Unified School District GO Unlimited CABS, Escrowed to Maturity, 0.00%, 8/01/25(f)	250,000	$250,000

Niagara Frontier Transportation Authority Revenue Refunding Bonds (AMT), Buffalo Niagara International Airport, 5.00%, 4/01/26	250,000	252,827

North Carolina State Capital Facilities Finance Agency Educational Facilities Revenue Refunding Bonds, High Point University, 5.00%, 5/01/26	275,000	278,866

Northern Illinois University Board of Trustees Auxiliary Facilities System Revenue Bonds (BAM Insured), 5.00%, 10/01/25	325,000	325,991

Ohio State Higher Educational Facility Commission Healthcare Revenue Bonds, Ashtabula County Medical Center Obligated Group, 5.00%, 1/01/26	100,000	100,496

Osceola County Florida Transportation Revenue Refunding CABS, Series A-2, 0.00%, 10/01/25(f)	125,000	124,218

Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Variable Revenue Bonds (AMT), Waste Management, Inc., Project, 3.85%, 11/03/25(a)(b)(c)	500,000	500,000

Pennsylvania State Housing Finance Agency SFM Revenue Refunding Bonds (AMT), Series 125A, 2.38%, 10/01/25	125,000	124,793

Saint John The Baptist Parish Variable Revenue Refunding Bonds, Marathon Oil Corp., Project, 2.38%, 7/01/26(a)(b)(c)	125,000	124,166

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par/Number of Shares	Value
Municipal (Continued)

Sangamon Logan & Menard Counties Community Unit School District No. 15 GO Unlimited Bonds, Series B (BAM Insured), 5.00%, 12/01/25	300,000	$301,917

Seattle Housing Authority Revenue Refunding Bonds, Northgate Plaza Project, 1.00%, 6/01/26	500,000	488,805

South Dakota State Board of Regents Housing & Auxiliary Facilities System Revenue Refunding Bonds, 4.00%, 4/01/26	375,000	378,450

Springfield Refunding GO Unlimited Bonds, 5.00%, 12/01/25	450,000	453,072

Sublette County Hospital District Revenue Bonds, Series A, Hospital Construction Project, 5.00%, 6/15/26	500,000	500,130

Susanville Natural Gas Revenue Refunding Bonds, Natural Gas Enterprise (AGM Insured), 3.00%, 6/01/26	595,000	596,810

Tampa Hospital Revenue Bonds, H. Lee Moffitt Cancer Center, 5.00%, 7/01/26	125,000	127,164

Tennessee State Energy Acquisition Corp., Gas Revenue Bonds, 4.00%, 11/01/25(a)(b)(c)	1,000,000	1,001,249

Virginia HDA Variable Revenue Bonds, Series F, 3.63%, 4/01/26(a)(b)(c)	65,000	64,994
	Par/Number of Shares	Value
Municipal (Continued)

Washington State Housing Finance Commission Nonprofit Revenue Refunding Bonds, Emerald Heights Project, Series A, 5.00%, 7/01/26	285,000	$288,892

West Cornwall Township Municipal Authority Healthcare Facilities Revenue Refunding Bonds, Lebanon Valley Brethren Home Project, 4.00%, 11/15/25	115,000	114,920

West Virginia State Economic Development Authority Solid Waste Disposal Facilities Variable Revenue Refunding Bonds (AMT), Kentucky Power Company - Mitchell Project, 4.70%, 6/17/26(a)(b)(c)	1,000,000	1,003,337

Whiting Environmental Facilities Revenue Refunding Bonds (AMT), BP Products North America, 5.00%, 6/05/26(a)(b)(c)	150,000	151,985
		32,996,457
Total Short-Term Investments (Cost $36,277,496)		36,215,490
Total Investments – 100.0% (Cost $342,242,588)		327,644,549
Liabilities less Other Assets – (0.0)%(j)		(81,637)
NET ASSETS – 100.0%		$327,562,912

Percentages shown are based on Net Assets.

(a)	Maturity date represents the puttable date.
(b)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(c)	Variable or floating rate security. Rate as of July 31, 2025 is disclosed.
(d)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2025, these securities had a total value of $12,971,318 or 3.96% of net assets.

(e)	When-Issued Security. Coupon rate was not yet in effect at July 31, 2025.
(f)	Zero coupon bond.
(g)	Maturity date represents the prerefunded date.
(h)
Rate is determined by a Remarketing Agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

(i)	7-day current yield as of July 31, 2025 is disclosed.

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
(j)	Amount rounds to less than 0.05%.

Abbreviations:

AG	Assured Guaranty
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BANS	Bond Anticipation Notes
CABS	Capital Appreciation Bonds
COPS	Certificates of Participation
CR	Custodial Receipts
EDA	Economic Development Administration
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	Government Obligation
GTD	Guaranteed
HDA	Housing Development Authority
HFA	Housing Finance Authority
HHDC	Hispanic Housing Development Corporation
IBC	Insured Bond Certificates
IDA	Industrial Development Association
IDB	Industrial Development Board
LLC	Limited Liability Company
LOC	Letter of Credit
MFH	Multifamily Housing
MTA	Metropolitan Transportation Authority
NATL	National Interstate Insurance
PCR	Pollution Control Revenue
PFA	Public Finance Authority
PLC	Public Limited Company
PSF	Permanent School Fund
Q-SBLF	Qualified School Band Loan Fund
RANS	Revenue Anticipation Notes
SFM	Single Family Mortgage
SIFMA	Securities Industry and Financial Markets Association
TCRS	Transferable Custodial Receipts
TRANS	Tax Revenue Anticipation Bonds
TRB	Tax Revenue Bonds

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
Municipal Issue Type (%)(a),(b)
Revenue Bonds	80.8
General Obligation Unlimited Bonds	11.8
General Obligation Limited Bonds	2.5
Certificates of Participation	1.7
Tax Allocation Bonds	0.6
Special Tax Bonds	0.5
General Obligation Limited Notes	0.5
Special Assessment Bonds	0.4
Revenue Notes	0.2
Total	99.0

(a)Percentages shown are based on Net Assets.
(b)Excludes Short-Term Money Market Fund Investments and Other.

Sector Diversification (%)(a)
General	17.9
Medical	16.4
Development	8.1
Airport	8.0
General Obligation	7.9
Transportation	7.4
School District	6.2
All other sectors less than 5%(b)	28.1
Total	100.0

(a)Percentages shown are based on Net Assets.
(b)Includes Other.
Valuation Hierarchy
The following is a summary of the inputs used, as of July 31, 2025, in valuing the Fund's investments carried at fair value:
Morningstar Municipal Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Municipal Bonds	$—	$291,429,059	$—	$291,429,059
Short-Term Investments	3,219,033	32,996,457	—	36,215,490
Total Investments	$3,219,033	$324,425,516	$—	$327,644,549

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments
Morningstar Defensive Bond Fund

	Par	Value
Asset-Backed Securities – 8.5%
Consumer Services – 0.1%
Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class A, 5.36%, 6/20/30(a)	$125,000	$127,909
Other – 8.4%
ABPCI Direct Lending Fund ABS I Ltd., Series 2020-1A, Class B, 4.94%, 12/20/30(a)	551,286	535,729
ABPCI Direct Lending Fund ABS II LLC,
Series 2022-2A, Class A1, (3M CME Term SOFR + 2.10%, 2.10% Floor), 6.41%, 3/01/32(a)(b)	187,568	185,330
Series 2022-2A, Class C, 8.24%, 3/01/32(a)	782,928	747,095

Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class A, 5.23%, 12/20/30(a)	467,000	476,195
Cerberus Loan Funding XL LLC, Series 2023-1A, Class A, (3M CME Term SOFR + 2.40%, 2.40% Floor), 6.72%, 3/22/35(a)(b)	250,000	250,990
Cerberus Loan Funding XLI LLC, Series 2023-2A, Class A1, (3M CME Term SOFR + 2.55%, 2.55% Floor), 6.87%, 7/15/35(a)(b)	419,000	420,488
Cerberus Loan Funding XLIII LLC, Series 2023-4A, Class A, (3M CME Term SOFR + 2.43%, 2.43% Floor), 6.74%, 10/15/35(a)(b)	451,000	457,409
Diamond Infrastructure Funding LLC, Series 2021-1A, Class C, 3.48%, 4/15/49(a)	104,000	98,246
Diamond Issuer LLC, Series 2021-1A, Class C, 3.79%, 11/20/51(a)	282,000	260,346
Elm Trust,
Series 2020-3A, Class A2, 2.95%, 8/20/29(a)	11,133	11,105
Series 2020-3A, Class B, 4.48%, 8/20/29(a)	30,397	30,301
Series 2020-4A, Class A2, 2.29%, 10/20/29(a)	18,939	18,888
	Par	Value
Other (Continued)
Elm Trust,
Series 2020-4A, Class B, 3.87%, 10/20/29(a)	$73,265	$73,008
Ford Credit Floorplan Master Owner Trust,
Series 2024-2, Class A, 5.24%, 4/15/31(a)	374,000	383,814
Series 2024-4, Class A, 4.40%, 9/15/31(a)	197,000	196,633

Fortress Credit Opportunities IX CLO Ltd., Series 2017-9A, Class A1TR, (3M CME Term SOFR + 1.81%, 1.55% Floor), 6.13%, 10/15/33(a)(b)	954,000	956,862
GMF Floorplan Owner Revolving Trust, Series 2024-2A, Class A, 5.06%, 3/15/31(a)	342,000	348,505
Golub Capital Partners ABS Funding Ltd.,
Series 2020-1A, Class A2, 3.21%, 1/22/29(a)	62,123	61,716
Series 2020-1A, Class B, 4.50%, 1/22/29(a)	160,245	154,754
Series 2021-1A, Class A2, 2.77%, 4/20/29(a)	105,328	104,216
Series 2021-1A, Class B, 3.82%, 4/20/29(a)	280,262	275,031
Series 2021-2A, Class B, 3.99%, 10/19/29(a)	736,121	693,849

Golub Capital Partners CLO 46M Ltd., Series 2019-46A, Class A1R, (3M CME Term SOFR + 1.81%, 1.81% Floor), 6.14%, 4/20/37(a)(b)	343,000	343,749
Hotwire Funding LLC, Series 2023-1A, Class A2, 5.69%, 5/20/53(a)	115,000	115,550
MMAF Equipment Finance LLC, Series 2024-A, Class A4, 5.10%, 7/13/49(a)	132,000	134,791
Monroe Capital ABS Funding Ltd.,
Series 2021-1A, Class A2, 2.82%, 4/22/31(a)	167,157	164,710
Series 2021-1A, Class B, 3.91%, 4/22/31(a)	101,018	99,288

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Other (Continued)
Progress Residential Trust,
Series 2024-SFR3, Class A, 3.00%, 6/17/41(a)	$130,720	$122,578
Series 2024-SFR4, Class A, 3.10%, 7/17/41(a)	601,319	565,561
Series 2024-SFR5, Class A, 3.00%, 8/09/29(a)	105,000	98,080
Series 2025-SFR3, Class A, 3.39%, 7/17/30(a)	100,000	93,526

SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(a)	142,129	133,429
Toyota Auto Loan Extended Note Trust, Series 2024-1A, Class A, 5.16%, 11/25/36(a)	409,000	419,326
VCP RRL ABS I Ltd.,
Series 2021-1A, Class A, 2.15%, 10/20/31(a)	153,373	148,095
Series 2021-1A, Class B, 2.85%, 10/20/31(a)	141,470	131,885

Verizon Master Trust, Series 2024-7, Class A, 4.35%, 8/20/32(a)	233,000	231,933
WEPCO Environmental Trust Finance I LLC, Series 2021-1, Class A, 1.58%, 12/15/35	70,228	61,756
		9,604,767
Total Asset-Backed Securities (Cost $9,839,381)		9,732,676

	Number of Shares
Common Stocks – 1.5%
Real Estate Services – 0.3%
Copper Property CTL Pass Through Trust(c)	25,536	318,179
Telecommunications – 0.1%
Windstream Corp. PAC(d)*	3,665	62,305
Transportation & Logistics – 1.1%
PHI Group, Inc.	44,387	1,309,416
Total Common Stocks (Cost $1,040,620)		1,689,900

	Par	Value
Convertible Bonds – 0.1%
Telecommunications – 0.1%
EchoStar Corp., 3.88%, 11/30/30(e)	$65,359	$82,744
Total Convertible Bonds (Cost $60,394)		82,744

Corporate Bonds – 3.3%
Asset Management – 0.9%
Blue Owl Credit Income Corp., 7.95%, 6/13/28	468,000	495,454
HPS Corporate Lending Fund, 6.75%, 1/30/29(f)	207,000	214,402
Oaktree Strategic Credit Fund, 8.40%, 11/14/28	313,000	336,913
		1,046,769
Commercial Support Services – 0.1%
VT Topco, Inc., 8.50%, 8/15/30(a)	100,000	106,474
Electric Utilities – 0.7%
PG&E Recovery Funding LLC, 4.84%, 6/01/33	297,648	298,304
Texas Electric Market Stabilization Funding N LLC, 4.27%, 8/01/34(a)	83,285	82,226
Virginia Power Fuel Securitization LLC, 4.88%, 5/01/31	424,000	428,471
		809,001
Gas & Water Utilities – 0.3%
Kansas Gas Service Securitization I LLC, 5.49%, 8/01/32	371,850	383,862
Health Care Facilities & Services – 0.3%
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(a)	359,000	378,433
Retail - Discretionary – 0.1%
Evergreen Acqco 1 L.P./TVI, Inc., 9.75%, 4/26/28(a)	100,000	104,111
Specialty Finance – 0.4%
Midcap Financial Issuer Trust, 6.50%, 5/01/28(a)	461,000	457,026
Telecommunications – 0.5%
Consolidated Communications, Inc., 6.50%, 10/01/28(a)	180,000	182,423

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Telecommunications (Continued)
Frontier Communications Holdings LLC,
5.88%, 10/15/27(a)	$137,000	$137,025
6.00%, 1/15/30(a)	214,000	216,544
		535,992
Total Corporate Bonds (Cost $3,705,402)		3,821,668

Mortgage-Backed Securities – 25.4%
Commercial Mortgage-Backed Securities – 2.5%
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class A5, 2.76%, 5/15/53(a)	540,000	496,439
BBCMS Mortgage Trust, Series 2025-5C36, Class A3, 5.52%, 8/15/58(g)	100,000	103,201
Benchmark Mortgage Trust, Series 2024-V11, Class A3, 5.91%, 11/15/57	126,000	131,393
BMO Mortgage Trust, Series 2024-5C7, Class A3, 5.57%, 11/15/57	126,000	129,715
BX Commercial Mortgage Trust,
Series 2021-VOLT, Class E, (1M CME Term SOFR + 2.11%, 2.00% Floor), 6.46%, 9/15/36(a)(b)	234,456	233,945
Series 2021-VOLT, Class F, (1M CME Term SOFR + 2.51%, 2.40% Floor), 6.86%, 9/15/36(a)(b)	358,467	357,573

BX Trust, Series 2019-OC11, Class A, 3.20%, 12/09/41(a)	418,000	389,515
CHI Commercial Mortgage Trust, Series 2025-SFT, Class A, 5.48%, 4/15/42(a)(h)	291,000	294,841
ROCK Trust, Series 2024-CNTR, Class A, 5.39%, 11/13/41(a)	209,000	212,851
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 7/15/41(a)	455,000	397,733
WHARF Commercial Mortgage Trust, Series 2025-DC, Class A, 5.35%, 7/15/40(a)(h)	100,000	101,590
		2,848,796
	Par	Value
Federal Home Loan Mortgage Corporation – 11.2%
Multifamily Structured Pass Through Certificates,
Series K094, Class A2, 2.90%, 6/25/29	$532,000	$506,840
Series K095, Class A2, 2.79%, 6/25/29	725,000	688,119
Series K096, Class A2, 2.52%, 7/25/29	774,000	726,482
Series K097, Class A2, 2.51%, 7/25/29	359,000	336,412
Series K099, Class A2, 2.60%, 9/25/29	155,000	145,449
Series K101, Class A2, 2.52%, 10/25/29	404,000	377,324
Series K102, Class A2, 2.54%, 10/25/29	271,000	253,371
Series K103, Class A2, 2.65%, 11/25/29	382,000	358,081
Series K104, Class A2, 2.25%, 1/25/30	118,000	108,613
Series K105, Class A2, 1.87%, 1/25/30	100,000	90,388
Series K106, Class A2, 2.07%, 1/25/30	100,000	91,111
Series K107, Class A2, 1.64%, 1/25/30	100,000	89,609
Series K108, Class A2, 1.52%, 3/25/30	100,000	88,834
Series K109, Class A2, 1.56%, 4/25/30	151,000	133,832
Series K111, Class A2, 1.35%, 5/25/30	100,000	87,561
Series K114, Class A2, 1.37%, 6/25/30	100,000	87,218
Series K116, Class A2, 1.38%, 7/25/30	100,000	87,134
Series K117, Class A2, 1.41%, 8/25/30	493,000	429,119
Series K120, Class A2, 1.50%, 10/25/30	140,000	121,636
Series K151, Class A3, 3.51%, 4/25/30	183,000	176,652
Series K751, Class A2, 4.41%, 3/25/30	504,000	505,601
Series K752, Class A2, 4.28%, 7/25/30	136,000	135,682
Series K754, Class A2, 4.94%, 11/25/30	545,000	558,992

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Federal Home Loan Mortgage Corporation (Continued)
Pool,
1.50%, 11/01/35 - 1/01/42	$5,501,920	$4,638,040
1.00%, 7/01/36 - 10/01/36	153,788	134,694
2.00%, 8/01/40 - 8/01/42	877,270	749,031
4.00%, 10/01/40 - 11/01/40	170,861	163,859
(2.13% - 30D Average SOFR, 2.13% Floor, 6.66% Cap), 1.66%, 9/01/51(b)	75,649	67,121
(30D Average SOFR + 2.13%, 2.13% Floor, 7.56% Cap), 2.56%, 3/01/52(b)	90,983	82,911
(30D Average SOFR + 2.14%, 2.14% Floor, 7.55% Cap), 2.55%, 5/01/52(b)	65,276	59,418
(2.18% - 30D Average SOFR, 2.18% Floor, 7.16% Cap), 2.16%, 7/01/52 - 5/01/53(b)	738,842	662,747
(30D Average SOFR + 2.22%, 2.22% Floor, 8.32% Cap), 3.32%, 11/01/52(b)	82,814	77,678

Real Estate Mortgage Investment Conduits, Series 4162, Class P, 3.00%, 2/15/33	55,566	53,937
		12,873,496
Federal National Mortgage Association – 8.0%
Interest STRIP, Series 284, Class 1, 0.00%, 7/25/27(i)	18,024	17,385
Pool,
1.50%, 12/01/35 - 3/01/42	5,498,836	4,697,617
1.00%, 4/01/36 - 3/01/37	2,239,734	1,931,556
2.00%, 11/01/40 - 8/01/42	1,357,001	1,158,410
2.50%, 5/01/41	126,829	111,736
3.50%, 4/01/44	254,004	233,964
4.00%, 6/01/45 - 3/01/48	659,854	632,239
(2.07% - 30D Average SOFR, 2.07% Floor, 6.97% Cap), 1.97%, 8/01/51(b)	199,591	180,106
(2.33% - 30D Average SOFR, 2.33% Floor, 6.89% Cap), 1.89%, 4/01/52(b)	184,268	164,794
	Par	Value
Federal National Mortgage Association (Continued)

Real Estate Mortgage Investment Conduits, Series 2012-144, Class PD, 3.50%, 4/25/42	$56,776	$55,918
		9,183,725
Government National Mortgage Association – 0.3%
Pool,
Series 2012-150, Class IO, 0.44%, 11/16/52(h)(j)	543,295	4,842
Series 2015-108, Class IO, 0.34%, 10/16/56(h)(j)	37,119	182
Series 2015-7, Class IO, 0.49%, 1/16/57(h)(j)	866,470	21,839
Series 2020-42, Class IO, 0.94%, 3/16/62(h)(j)	1,360,997	89,940
Series 2020-43, Class IO, 1.26%, 11/16/61(h)(j)	877,298	66,830
Series 2020-71, Class IO, 1.10%, 1/16/62(h)(j)	1,173,120	81,711
Series 2020-75, Class IO, 0.87%, 2/16/62(h)(j)	2,171,319	129,681
		395,025
Whole Loan – 3.4%
GS Mortgage-Backed Securities Corp. Trust,
Series 2021-PJ4, Class A8, 2.50%, 9/25/51(a)(h)	63,233	56,183
Series 2021-PJ5, Class A8, 2.50%, 10/25/51(a)(h)	226,405	201,222
Series 2022-PJ2, Class A24, 3.00%, 6/25/52(a)	110,752	99,977
Series 2022-PJ4, Class A22, 2.50%, 9/25/52(a)(h)	194,409	172,583
GS Mortgage-Backed Securities Trust,
Series 2021-PJ10, Class A8, 2.50%, 3/25/52(a)(h)	69,643	61,544
Series 2021-PJ6, Class A8, 2.50%, 11/25/51(a)(h)	129,546	114,805
Series 2021-PJ7, Class A8, 2.50%, 1/25/52(a)	234,035	207,088
Series 2022-PJ3, Class A22, 2.50%, 8/25/52(a)(h)	74,374	65,385

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Whole Loan (Continued)
GS Mortgage-Backed Securities Trust,
Series 2022-PJ3, Class A24, 3.00%, 8/25/52(a)(h)	$74,374	$66,881
Series 2022-PJ5, Class A22, 2.50%, 10/25/52(a)(h)	576,393	503,076
Series 2022-PJ6, Class A15, 2.50%, 1/25/53(a)(h)	286,168	250,536
JP Morgan Mortgage Trust,
Series 2021-10, Class A4, 2.50%, 12/25/51(a)(h)	345,212	305,638
Series 2021-10, Class A4A, 2.00%, 12/25/51(a)(h)	128,595	111,360
Series 2021-11, Class A4, 2.50%, 1/25/52(a)(h)	428,055	379,990
Series 2021-13, Class A4, 2.50%, 4/25/52(a)(h)	338,820	301,285
Series 2021-15,Class A4, 2.50%, 6/25/52(a)(h)	69,014	60,982
Series 2021-6, Class A4, 2.50%, 10/25/51(a)(h)	86,236	76,716
Series 2021-7, Class A4, 2.50%, 11/25/51(a)(h)	72,991	64,959
Series 2021-8, Class A4, 2.50%, 12/25/51(a)(h)	72,184	64,169
Series 2022-3, Class A4A, 2.50%, 8/25/52(a)(h)	73,571	64,651
Series 2024-3, Class A4, 3.00%, 5/25/54(a)	233,929	210,050

JP Morgan Seasoned Mortgage Trust, Series 2025-1, Class A4, 3.70%, 1/25/63(a)(h)	152,374	141,854
PRET Trust, Series 2024-RPL1, Class A1, 3.90%, 10/25/63(a)(h)	81,332	78,010
Sequoia Mortgage Trust, Series 2025-S1, Class A4, 2.50%, 9/25/54(a)(h)	295,503	259,813
		3,918,757
Total Mortgage-Backed Securities (Cost $29,518,838)		29,219,799
	Par	Value

Municipal Bonds – 0.1%
Texas – 0.1%
Texas Natural Gas Securitization Finance Corp., Taxable Customer Rate Relief Revenue Bonds, 5.10%, 4/01/35	$88,267	$89,959
Total Municipal Bonds (Cost $88,267)		89,959

Term Loans – 0.0%(b)(k)
Retail - Discretionary – 0.0%(k)
J.C. Penney Corp., Inc., Term Loan(c)(d)(l)	228,931	23
Total Term Loans (Cost $—)		23

U.S. Government Obligations – 4.7%
U.S. Treasury Notes – 4.7%
4.38%, 12/31/29	2,746,000	2,794,162
3.88%, 6/30/30(f)	1,666,000	1,660,013
4.63%, 9/30/30	883,000	909,421
Total U.S. Government Obligations (Cost $5,246,691)		5,363,596

	Number of Shares
Investment Companies – 39.1%
Schwab Short-Term U.S. Treasury ETF(m)	1,687,675	40,993,626
Vanguard Short-Term Inflation-Protected Securities ETF	78,982	3,949,100
Total Investment Companies (Cost $44,961,217)		44,942,726

	Par/Number of Shares
Short-Term Investments – 18.0%
Money Market Funds – 16.0%
Northern Institutional Funds - Liquid Assets Portfolio, 4.37%(n)(o)	768,774	768,774

Northern Institutional Funds - Treasury Portfolio (Premier), 4.15%(n)	17,550,827	17,550,827
		18,319,601

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par/Number of Shares	Value
U.S. Treasury Bills – 2.0%
U.S. Treasury Bills,
3.92%, 8/07/25(p)	1,051,000	$1,050,253
3.95%, 8/14/25(p)	1,243,000	1,241,078
		2,291,331
Total Short-Term Investments (Cost $20,610,963)		20,610,932
Total Investments – 100.7% (Cost $115,071,773)		115,554,023
Liabilities less Other Assets – (0.7)%		(749,007)
NET ASSETS – 100.0%		$114,805,016

Percentages shown are based on Net Assets.

(a)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2025, these securities had a total value of $17,738,426 or 15.45%
of net assets.

(b)	Variable or floating rate security. Rate as of July 31, 2025 is disclosed.
(c)
Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations.
At July 31, 2025, the value of restricted securities (excluding 144A issues) amounted to $318,201 or 0.28% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
Copper Property CTL Pass Through Trust	11/27/18-2/12/21	$499,686
J.C. Penney Corp., Inc., Term Loan	2/12/21-4/29/22	—

(d)	Investment is valued using significant unobservable inputs (Level 3).
(e)	Distributions from this security are made via payments in-kind (PIK) unless otherwise noted in the description.
(f)	Security either partially or fully on loan. As of July 31, 2025, the total value of securities on loan is $1,769,286.
(g)	When-Issued Security. Coupon rate was not yet in effect at July 31, 2025.
(h)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of July 31, 2025 is disclosed.

(i)	Zero coupon bond.
(j)	Security is an Interest Only Strip.
(k)	Amount rounds to less than 0.05%.
(l)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(m)
Fair value of this security exceeds 25% of the Fund's Net Assets. Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.

(n)	7-day current yield as of July 31, 2025 is disclosed.
(o)	Security purchased with the cash proceeds from securities loaned. As of July 31, 2025, total cash collateral has a value of $768,774 and total non-cash collateral has a value of $1,036,662.
(p)	Discount rate at the time of purchase.
*	Non-Income Producing Security

Abbreviations:

1M	1 Month
3M	3 Month
30D	30 Day
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
CME	Chicago Mercantile Exchange
ETF	Exchange-Traded Fund
IO	Interest Only
L.P.	Limited Partnership
LLC	Limited Liability Company
SOFR	United States Secured Overnight Financing Rate
STRIP	Separate Trading of Registered Interest and Principal
Valuation Hierarchy
The following is a summary of the inputs used, as of July 31, 2025, in valuing the Fund's investments carried at fair value:
Morningstar Defensive Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$—	$9,732,676	$—	$9,732,676
Common Stocks	1,309,416	318,179	62,305	1,689,900
Convertible Bonds	—	82,744	—	82,744
Corporate Bonds	—	3,821,668	—	3,821,668
Mortgage-Backed Securities	—	29,219,799	—	29,219,799
Municipal Bonds	—	89,959	—	89,959
Term Loans	—	—	23	23
U.S. Government Obligations	—	5,363,596	—	5,363,596
Investment Companies	44,942,726	—	—	44,942,726
Short-Term Investments	18,319,601	2,291,331	—	20,610,932
Total Investments	$64,571,743	$50,919,952	$62,328	$115,554,023

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments
Morningstar Multisector Bond Fund

	Number of Shares	Value
Common Stocks – 1.5%
Aerospace & Defense – 0.1%
General Electric Co.	97	$26,295
Lockheed Martin Corp.	220	92,615
		118,910
Biotechnology & Pharmaceuticals – 0.3%
AbbVie, Inc.	407	76,931
BioMarin Pharmaceutical, Inc.*	2,797	161,806
Bristol-Myers Squibb Co.	1,230	53,271
Gilead Sciences, Inc.	523	58,728
Johnson & Johnson	348	57,330
Merck & Co., Inc.	1,543	120,539
Teva Pharmaceutical Industries Ltd. ADR (Israel)*	4,499	69,510
		598,115
Cable & Satellite – 0.1%
Altice USA, Inc., Class A*	16,055	41,743
Comcast Corp., Class A	2,424	80,549
		122,292
Chemicals – 0.0%(a)
Linde PLC	53	24,394
Construction Materials – 0.1%
Cemex S.A.B. de C.V. ADR (Mexico)	10,364	90,167
Containers & Packaging – 0.1%
Packaging Corp. of America	434	84,087
Diversified Industrials – 0.0%(a)
Emerson Electric Co.	465	67,662
Electric Utilities – 0.1%
Duke Energy Corp.	719	87,459
Engineering & Construction – 0.0%(a)
Mcdermott International Ltd.*	16	123
Health Care Facilities & Services – 0.1%
Elevance Health, Inc.	221	62,561
UnitedHealth Group, Inc.	335	83,602
		146,163
Household Products – 0.1%
Colgate-Palmolive Co.	758	63,558
Kimberly-Clark Corp.	766	95,459
Procter & Gamble (The) Co.	388	58,382
		217,399
	Number of Shares	Value
Institutional Financial Services – 0.1%
CME Group, Inc.	219	$60,943
Morgan Stanley	566	80,633
		141,576
Internet Media & Services – 0.0%(a)
Alphabet, Inc., Class A	270	51,813
Leisure Facilities & Services – 0.0%(a)
Royal Caribbean Cruises Ltd.	80	25,430
Machinery – 0.0%(a)
Deere & Co.	45	23,597
Medical Equipment & Devices – 0.0%(a)
Abbott Laboratories	282	35,586
Oil & Gas Supply Chain – 0.1%
Battalion Oil Corp.*	363	468
Exxon Mobil Corp.	825	92,103
Williams (The) Cos., Inc.	1,170	70,142
		162,713
Real Estate Investment Trusts – 0.0%(a)
Simon Property Group, Inc.	279	45,697
Retail - Consumer Staples – 0.0%(a)
Costco Wholesale Corp.	48	45,103
Retail - Discretionary – 0.0%(a)
TJX (The) Cos., Inc.	595	74,095
Semiconductors – 0.1%
Broadcom, Inc.	187	54,922
QUALCOMM, Inc.	328	48,137
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	109	26,337
		129,396
Software – 0.1%
Microsoft Corp.	150	80,025
Salesforce, Inc.	417	107,723
SAP S.E. ADR (Germany)	137	39,278
		227,026
Specialty Finance – 0.0%(a)
Mastercard, Inc., Class A	127	71,942
Technology Hardware – 0.0%(a)
Apple, Inc.	302	62,686

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Number of Shares	Value
Transportation & Logistics – 0.1%
Union Pacific Corp.	176	$39,067
United Parcel Service, Inc., Class B	843	72,633
		111,700
Total Common Stocks (Cost $3,152,854)		2,765,131

	Par(b)
Convertible Bonds – 0.8%
E-Commerce Discretionary – 0.0%(a)
Alibaba Group Holding Ltd., 0.50%, 6/01/31	$20,000	26,520
Electric Utilities – 0.0%(a)
Evergy, Inc., 4.50%, 12/15/27	23,000	27,361
FirstEnergy Corp., 3.88%, 1/15/31(c)	26,000	26,884
		54,245
Electrical Equipment – 0.0%(a)
Advanced Energy Industries, Inc., 2.50%, 9/15/28	22,000	26,999
Itron, Inc., 1.38%, 7/15/30	22,000	25,263
		52,262
Engineering & Construction – 0.0%(a)
Fluor Corp., 1.13%, 8/15/29	20,000	28,080
Granite Construction, Inc., 3.75%, 5/15/28	11,000	23,061
		51,141
Food – 0.1%
Post Holdings, Inc., 2.50%, 8/15/27	61,000	68,851
Internet Media & Services – 0.1%
DoorDash, Inc., 0.00%, 5/15/30(c)(d)	39,000	42,334
MakeMyTrip Ltd., 0.00%, 7/01/30(c)(d)	25,000	25,699
Uber Technologies, Inc., 0.88%, 12/01/28	30,000	40,935
		108,968
IT Services – 0.0%(a)
Parsons Corp., 2.63%, 3/01/29	33,000	35,871
	Par(b)	Value
Leisure Facilities & Services – 0.1%
Carnival Corp., 5.75%, 12/01/27	$19,000	$43,871
NCL Corp. Ltd., 0.88%, 4/15/30(c)	49,000	59,719
		103,590
Oil & Gas Supply Chain – 0.0%(a)
Northern Oil & Gas, Inc., 3.63%, 4/15/29	40,000	41,460
Real Estate Owners & Developers – 0.0%(a)
Sunac China Holdings Ltd., 1.00%, 9/30/32(c)(e)	21,898	2,409
Retail - Discretionary – 0.0%(a)
Freshpet, Inc., 3.00%, 4/01/28	19,000	23,683
Semiconductors – 0.1%
Wolfspeed, Inc.,
0.25%, 2/15/28(f)	15,000	4,538
1.88%, 12/01/29(f)	275,000	83,187
		87,725
Software – 0.2%
CyberArk Software Ltd., 0.00%, 6/15/30(c)(d)	100,000	102,700
Datadog, Inc., 0.00%, 12/01/29(c)(d)	94,000	91,231
Guidewire Software, Inc., 1.25%, 11/01/29(c)	46,000	52,739
Nutanix, Inc., 0.25%, 10/01/27	31,000	43,106
Rubrik, Inc., 0.00%, 6/15/30(c)(d)	44,000	47,146
Snowflake, Inc., 0.00%, 10/01/29(c)(d)	28,000	43,400
Vertex, Inc., 0.75%, 5/01/29	23,000	26,407
Zscaler, Inc., 0.00%, 7/15/28(c)(d)	27,000	26,325
		433,054
Specialty Finance – 0.0%(a)
Global Payments, Inc., 1.50%, 3/01/31	55,000	49,775
Technology Hardware – 0.1%
InterDigital, Inc., 3.50%, 6/01/27	13,000	43,654
Seagate HDD Cayman, 3.50%, 6/01/28	15,000	29,077
		72,731

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(b)	Value
Telecommunications – 0.1%
EchoStar Corp., 3.88%, 11/30/30(g)	$201,346	$254,904
Total Convertible Bonds (Cost $1,451,253)		1,467,189

	Number of Shares
Convertible Preferred Stocks – 0.1%
Aerospace & Defense – 0.1%
Boeing (The) Co., 6.00%	904	63,913
Asset Management – 0.0%(a)
Apollo Global Management, Inc., 6.75%	450	34,281
Electric Utilities – 0.0%(a)
PG&E Corp., 6.00%	1,158	44,015
Total Convertible Preferred Stocks (Cost $127,938)		142,209

	Par(b)
Corporate Bonds – 42.4%
Advertising & Marketing – 0.2%
Dotdash Meredith, Inc., 7.63%, 6/15/32(c)	$245,000	238,814
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(c)	195,000	188,717
		427,531
Aerospace & Defense – 1.0%
Axon Enterprise, Inc.,
6.13%, 3/15/30(c)	135,000	137,876
6.25%, 3/15/33(c)	45,000	46,101
Boeing (The) Co.,
5.93%, 5/01/60	91,000	87,066
7.01%, 5/01/64	115,000	126,904

General Dynamics Corp., 4.95%, 8/15/35	31,000	31,067
General Electric Co.,
4.30%, 7/29/30	87,000	86,585
4.90%, 1/29/36	51,000	50,828

HEICO Corp., 5.25%, 8/01/28	53,000	54,009
Howmet Aerospace, Inc., 5.95%, 2/01/37	17,000	18,019
L3Harris Technologies, Inc.,
5.40%, 7/31/33	66,000	67,739
5.35%, 6/01/34	72,000	73,338
Lockheed Martin Corp.,
5.00%, 8/15/35	73,000	73,001
	Par(b)	Value
Aerospace & Defense (Continued)
Lockheed Martin Corp.,
5.20%, 2/15/64	$63,000	$57,308
Northrop Grumman Corp.,
5.25%, 7/15/35	30,000	30,478
5.15%, 5/01/40	52,000	50,547
RTX Corp.,
4.45%, 11/16/38	50,000	45,875
4.80%, 12/15/43	7,000	6,310
3.13%, 7/01/50	14,000	9,218
5.38%, 2/27/53	28,000	26,620
TransDigm, Inc.,
6.75%, 8/15/28(c)	300,000	306,108
4.63%, 1/15/29	205,000	200,431
6.38%, 3/01/29(c)	235,000	240,511
6.38%, 5/31/33(c)	25,000	25,159
		1,851,098
Asset Management – 0.6%
Ameriprise Financial, Inc., 5.70%, 12/15/28	44,000	45,792
Apollo Debt Solutions BDC, 5.88%, 8/30/30(c)	66,000	66,079
BlackRock Funding, Inc., 5.25%, 3/14/54	100,000	95,092
Blackstone Holdings Finance Co. LLC, 2.00%, 1/30/32(c)	101,000	85,024
Citadel L.P.,
6.00%, 1/23/30(c)	65,000	66,979
6.38%, 1/23/32(c)	67,000	69,538

Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 5.25%, 5/15/27	25,000	24,356
Nuveen LLC, 5.55%, 1/15/30(c)	20,000	20,783
Osaic Holdings, Inc.,
6.75%, 8/01/32(c)(h)	330,000	333,980
8.00%, 8/01/33(c)(h)	255,000	259,133
		1,066,756
Automotive – 0.7%
Ford Motor Credit Co. LLC, 4.00%, 11/13/30	200,000	183,574
General Motors Co., 6.25%, 10/02/43	32,000	31,703
General Motors Financial Co., Inc.,
(3M USD LIBOR + 3.60%), 5.75%, 9/30/27(i)(j)	300,000	292,962
2.35%, 1/08/31	86,000	74,964
6.10%, 1/07/34	38,000	39,208
5.90%, 1/07/35	84,000	84,791
6.15%, 7/15/35	71,000	72,772

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(b)	Value
Automotive (Continued)
Hyundai Capital America,
5.68%, 6/26/28(c)	$53,000	$54,302
6.10%, 9/21/28(c)	86,000	89,324
5.15%, 3/27/30(c)	61,000	61,694
5.40%, 3/29/32(c)	88,000	89,165
Toyota Motor Credit Corp.,
4.80%, 5/15/30	83,000	84,190
5.55%, 11/20/30	62,000	65,025
4.60%, 10/10/31	66,000	65,933
		1,289,607
Banking – 2.1%
Bank of America Corp.,
(3M CME Term SOFR + 1.30%), 3.42%, 12/20/28(j)	85,000	83,002
(SOFR + 1.06%), 2.09%, 6/14/29(j)	6,000	5,617
(3M CME Term SOFR + 1.44%), 3.19%, 7/23/30(j)	34,000	32,347
(5Y US Treasury CMT + 2.35%), 6.25%, 7/26/30(i)(j)	74,000	73,745
(3M CME Term SOFR + 1.45%), 2.88%, 10/22/30(j)	40,000	37,460
(3M CME Term SOFR + 1.25%), 2.50%, 2/13/31(j)	9,000	8,215
(SOFR + 2.15%), 2.59%, 4/29/31(j)	106,000	96,897
(SOFR + 1.32%), 2.69%, 4/22/32(j)	177,000	158,713
(SOFR + 1.22%), 2.30%, 7/21/32(j)	91,000	79,317
(SOFR + 1.33%), 2.97%, 2/04/33(j)	184,000	164,723
(SOFR + 1.83%), 4.57%, 4/27/33(j)	61,000	60,055
(SOFR + 1.84%), 5.87%, 9/15/34(j)	70,000	73,743
(SOFR + 1.74%), 5.52%, 10/25/35(j)	88,000	88,085
(SOFR + 1.31%), 5.51%, 1/24/36(j)	46,000	47,137
(SOFR + 1.70%), 5.74%, 2/12/36(j)	118,000	120,043
(SOFR + 1.93%), 2.68%, 6/19/41(j)	7,000	4,991

First Citizens BancShares, Inc., (5Y US Treasury CMT + 1.97%), 6.25%, 3/12/40(j)	144,000	144,046
	Par(b)	Value
Banking (Continued)

Huntington Bancshares, Inc., (5Y US Treasury CMT + 1.70%), 6.14%, 11/18/39(j)	$124,000	$126,756
JP Morgan Chase & Co.,
(SOFR + 1.89%), 2.18%, 6/01/28(j)	23,000	22,096
(3M CME Term SOFR + 1.21%), 3.51%, 1/23/29(j)	69,000	67,496
(3M CME Term SOFR + 1.59%), 4.45%, 12/05/29(j)	148,000	147,859
(SOFR + 1.31%), 5.01%, 1/23/30(j)	67,000	68,130
(5Y US Treasury CMT + 2.15%), 6.50%, 4/01/30(i)(j)	250,000	256,675
(SOFR + 1.13%), 5.00%, 7/22/30(j)	60,000	61,018
(3M CME Term SOFR + 1.51%), 2.74%, 10/15/30(j)	25,000	23,288
(SOFR + 1.04%), 4.60%, 10/22/30(j)	67,000	67,148
(SOFR + 1.01%), 5.14%, 1/24/31(j)	29,000	29,637
(SOFR + 1.07%), 1.95%, 2/04/32(j)	45,000	39,040
(SOFR + 1.81%), 6.25%, 10/23/34(j)	39,000	42,322
(SOFR + 1.49%), 5.77%, 4/22/35(j)	56,000	58,732
(SOFR + 1.68%), 5.57%, 4/22/36(j)	167,000	172,458
(SOFR + 1.64%), 5.58%, 7/23/36(j)	131,000	132,697

M&T Bank Corp., (5Y US Treasury CMT + 1.43%), 5.40%, 7/30/35(j)	133,000	133,202
Morgan Stanley Private Bank N.A., (SOFR + 1.08%), 4.73%, 7/18/31(j)	250,000	251,127
PNC Financial Services Group (The), Inc.,
(SOFR Index + 2.14%), 6.04%, 10/28/33(j)	66,000	70,170
(SOFR + 1.42%), 5.37%, 7/21/36(j)	157,000	158,627
Truist Financial Corp.,
(SOFR + 2.30%), 6.12%, 10/28/33(j)	39,000	41,414
(SOFR + 2.36%), 5.87%, 6/08/34(j)	55,000	57,505

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(b)	Value
Banking (Continued)
Wells Fargo & Co.,
(SOFR + 2.06%), 6.49%, 10/23/34(j)	$18,000	$19,680
(SOFR + 1.78%), 5.50%, 1/23/35(j)	53,000	54,313
(SOFR + 1.74%), 5.61%, 4/23/36(j)	403,000	415,071
(SOFR + 2.53%), 3.07%, 4/30/41(j)	21,000	15,837
(3M CME Term SOFR + 4.50%), 5.01%, 4/04/51(j)	48,000	43,497
(SOFR + 2.13%), 4.61%, 4/25/53(j)	41,000	34,990
		3,888,921
Beverages – 0.1%
Coca-Cola (The) Co., 5.40%, 5/13/64	25,000	24,156
PepsiCo, Inc.,
4.65%, 7/23/32	84,000	83,932
5.00%, 7/23/35	104,000	104,212
		212,300
Biotechnology & Pharmaceuticals – 1.3%
AbbVie, Inc.,
3.20%, 11/21/29	79,000	75,312
4.88%, 3/15/30	64,000	65,292
5.05%, 3/15/34	70,000	70,884
4.05%, 11/21/39	66,000	57,574
4.63%, 10/01/42	17,000	15,265
5.35%, 3/15/44	41,000	40,050
5.60%, 3/15/55	72,000	71,491
5.50%, 3/15/64	65,000	62,572
Amgen, Inc.,
2.45%, 2/21/30	28,000	25,594
5.25%, 3/02/30	41,000	42,123
2.30%, 2/25/31	13,000	11,538
5.25%, 3/02/33	53,000	54,062
3.15%, 2/21/40	82,000	62,844
5.75%, 3/02/63	93,000	89,224
Bausch Health Cos., Inc.,
4.88%, 6/01/28(c)	465,000	411,525
11.00%, 9/30/28(c)	95,000	97,612

Bristol-Myers Squibb Co., 6.40%, 11/15/63	60,000	64,285
Eli Lilly & Co.,
4.75%, 2/12/30	74,000	75,391
5.55%, 3/15/37	46,000	48,660
5.00%, 2/09/54	46,000	42,463
5.05%, 8/14/54	56,000	52,184
5.50%, 2/12/55	13,000	12,939
5.20%, 8/14/64	73,000	68,167
	Par(b)	Value
Biotechnology & Pharmaceuticals (Continued)
Gilead Sciences, Inc.,
4.80%, 11/15/29	$85,000	$86,358
5.10%, 6/15/35	77,000	77,542
4.60%, 9/01/35	63,000	60,928
5.60%, 11/15/64	27,000	26,315
Johnson & Johnson,
4.85%, 3/01/32	49,000	50,131
5.00%, 3/01/35	53,000	54,055
3.63%, 3/03/37	46,000	40,744
5.85%, 7/15/38	34,000	36,749
2.10%, 9/01/40	33,000	22,604
Pfizer Investment Enterprises Pte. Ltd.,
4.65%, 5/19/30	33,000	33,271
5.34%, 5/19/63	128,000	117,174
Royalty Pharma PLC,
1.75%, 9/02/27	89,000	84,208
5.15%, 9/02/29	44,000	44,809
		2,351,939
Cable & Satellite – 2.7%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.00%, 2/01/28(c)	245,000	240,414
4.75%, 3/01/30(c)	895,000	850,423
Charter Communications Operating LLC/Charter Communications Operating Capital,
6.55%, 6/01/34	92,000	97,008
4.80%, 3/01/50	98,000	75,988
3.90%, 6/01/52	113,000	74,916
4.40%, 12/01/61	24,000	16,304
Comcast Corp.,
5.30%, 5/15/35	52,000	52,630
3.20%, 7/15/36	55,000	45,853
3.25%, 11/01/39	58,000	45,159
5.65%, 6/01/54	54,000	51,853
6.05%, 5/15/55	46,000	46,572
5.50%, 5/15/64	52,000	47,906
CSC Holdings LLC,
7.50%, 4/01/28(c)	475,000	383,722
11.25%, 5/15/28(c)	710,000	713,696
5.75%, 1/15/30(c)	900,000	443,734
4.63%, 12/01/30(c)	200,000	93,541
3.38%, 2/15/31(c)	200,000	130,818

Directv Financing LLC, 8.88%, 2/01/30(c)	375,000	365,134
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 2/15/31(c)	625,000	602,735

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(b)	Value
Cable & Satellite (Continued)
DISH DBS Corp.,
5.25%, 12/01/26(c)	$505,000	$475,320
5.75%, 12/01/28(c)	190,000	169,784

DISH Network Corp., 11.75%, 11/15/27(c)	55,000	57,279
Time Warner Cable LLC, 5.88%, 11/15/40	30,000	28,379
		5,109,168
Chemicals – 0.7%
Air Products and Chemicals, Inc., 4.30%, 6/11/28	55,000	55,036
Ashland, Inc., 3.38%, 9/01/31(c)	525,000	462,265
Chemours (The) Co.,
5.75%, 11/15/28(c)	445,000	408,702
4.63%, 11/15/29(c)	175,000	148,218

Dow Chemical (The) Co., 4.38%, 11/15/42	59,000	46,884
EIDP, Inc., 5.13%, 5/15/32	30,000	30,513
Sherwin-Williams (The) Co.,
4.80%, 9/01/31	37,000	37,242
5.15%, 8/15/35	64,000	63,843
		1,252,703
Commercial Support Services – 0.6%
Automatic Data Processing, Inc., 4.75%, 5/08/32	40,000	40,386
Clean Harbors, Inc.,
4.88%, 7/15/27(c)	20,000	19,836
5.13%, 7/15/29(c)	45,000	44,257
6.38%, 2/01/31(c)	105,000	107,211
GFL Environmental, Inc.,
4.00%, 8/01/28(c)	85,000	82,382
4.38%, 8/15/29(c)	70,000	67,767
6.75%, 1/15/31(c)	60,000	62,180

Paychex, Inc., 5.10%, 4/15/30	36,000	36,780
Republic Services, Inc.,
4.88%, 4/01/29	28,000	28,530
2.38%, 3/15/33	82,000	69,923

Rollins, Inc., 5.25%, 2/24/35	70,000	69,936
TriNet Group, Inc.,
3.50%, 3/01/29(c)	285,000	265,080
7.13%, 8/15/31(c)	25,000	25,726
Waste Management, Inc.,
4.95%, 3/15/35	166,000	165,830
5.35%, 10/15/54	41,000	39,633
		1,125,457
	Par(b)	Value
Construction Materials – 0.5%
AmeriTex HoldCo Intermediate LLC, 7.63%, 8/15/33(c)(h)	$400,000	$406,788
Amrize Finance U.S. LLC, 4.95%, 4/07/30(c)	63,000	63,621
Quikrete Holdings, Inc., 6.38%, 3/01/32(c)	440,000	451,262
Vulcan Materials Co., 4.95%, 12/01/29	95,000	96,535
		1,018,206
Consumer Cyclical – 0.1%
Saks Global Enterprises LLC, 11.00%, 12/15/29	277,140	102,542
Containers & Packaging – 0.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.25%, 9/01/28(c)	200,000	188,574
Mauser Packaging Solutions Holding Co., 7.88%, 4/15/27(c)	55,000	55,480
Packaging Corp. of America, 5.70%, 12/01/33	44,000	45,777
Sonoco Products Co., 5.00%, 9/01/34	60,000	58,336
		348,167
Diversified Industrials – 0.1%
Honeywell International, Inc.,
4.75%, 2/01/32	88,000	88,529
5.00%, 3/01/35	40,000	39,985
		128,514
E-Commerce Discretionary – 0.0%(a)
Amazon.com, Inc., 2.10%, 5/12/31	54,000	47,806
Electric Utilities – 2.5%
AEP Transmission Co. LLC, 5.38%, 6/15/35	63,000	64,029
AES (The) Corp.,
5.45%, 6/01/28	41,000	41,661
5.80%, 3/15/32	40,000	40,603
Alabama Power Co.,
5.85%, 11/15/33	36,000	38,170
5.10%, 4/02/35	83,000	83,425
3.75%, 3/01/45	33,000	25,529
4.30%, 7/15/48	30,000	24,806
3.45%, 10/01/49	26,000	18,497
Ameren Corp.,
1.75%, 3/15/28	48,000	44,843

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(b)	Value
Electric Utilities (Continued)
Ameren Corp.,
5.00%, 1/15/29	$41,000	$41,678

American Electric Power Co., Inc., 5.63%, 3/01/33	18,000	18,667
Arizona Public Service Co., 5.70%, 8/15/34	41,000	42,336
Black Hills Corp., 6.00%, 1/15/35	35,000	36,387
CenterPoint Energy Houston Electric LLC, 5.05%, 3/01/35	35,000	34,818
CenterPoint Energy, Inc., 5.40%, 6/01/29	38,000	39,139
CMS Energy Corp., (5Y US Treasury CMT + 4.12%), 4.75%, 6/01/50(j)	70,000	67,381
Commonwealth Edison Co.,
5.90%, 3/15/36	43,000	45,820
5.95%, 6/01/55	30,000	31,091
Consolidated Edison Co. of New York, Inc.,
4.63%, 12/01/54	30,000	25,239
4.00%, 11/15/57	24,000	17,722

Consumers Energy Co., 4.90%, 2/15/29	72,000	73,275
DTE Electric Co.,
5.25%, 5/15/35	42,000	42,652
5.85%, 5/15/55	49,000	51,190
DTE Energy Co.,
4.95%, 7/01/27	30,000	30,271
5.85%, 6/01/34	48,000	50,235
Duke Energy Carolinas LLC,
4.25%, 12/15/41	18,000	15,360
3.75%, 6/01/45	6,000	4,642

Duke Energy Corp., 3.15%, 8/15/27	32,000	31,239
Duke Energy Florida LLC,
2.40%, 12/15/31	35,000	30,812
5.88%, 11/15/33	29,000	30,731
5.95%, 11/15/52	29,000	29,819
Duke Energy Ohio, Inc.,
5.25%, 4/01/33	22,000	22,439
3.70%, 6/15/46	44,000	32,847
4.30%, 2/01/49	35,000	28,336
5.65%, 4/01/53	15,000	14,809
Duke Energy Progress LLC,
4.10%, 5/15/42	32,000	26,584
4.10%, 3/15/43	22,000	18,109
Entergy Arkansas LLC,
2.65%, 6/15/51	14,000	8,220
5.75%, 6/01/54	42,000	41,829
	Par(b)	Value
Electric Utilities (Continued)

Entergy Texas, Inc., 5.80%, 9/01/53	$20,000	$19,692
Evergy Kansas Central, Inc., 5.25%, 3/15/35	59,000	59,373
Eversource Energy,
5.45%, 3/01/28	44,000	44,982
5.95%, 2/01/29	47,000	48,967
1.65%, 8/15/30	62,000	53,746
5.13%, 5/15/33	34,000	33,982
5.50%, 1/01/34	32,000	32,548
Exelon Corp.,
5.15%, 3/15/28	40,000	40,669
5.13%, 3/15/31	69,000	70,401
4.95%, 6/15/35	48,000	46,468

FirstEnergy Corp., 3.90%, 7/15/27	70,000	69,131
FirstEnergy Pennsylvania Electric Co., 5.20%, 4/01/28(c)	36,000	36,643
Florida Power & Light Co.,
5.40%, 9/01/35	24,000	24,512
5.65%, 2/01/37	20,000	20,789
Indiana Michigan Power Co.,
3.85%, 5/15/28	22,000	21,702
6.05%, 3/15/37	12,000	12,839

IPALCO Enterprises, Inc., 4.25%, 5/01/30	52,000	49,835
Liberty Utilities Co., 5.87%, 1/31/34(c)	85,000	86,172
MidAmerican Energy Co.,
4.80%, 9/15/43	15,000	13,534
4.40%, 10/15/44	23,000	19,570
Mississippi Power Co.,
4.75%, 10/15/41	9,000	7,768
4.25%, 3/15/42	26,000	22,249

Monongahela Power Co., 5.85%, 2/15/34(c)	56,000	58,221
National Rural Utilities Cooperative Finance Corp.,
4.12%, 9/16/27	30,000	29,901
3.40%, 2/07/28	22,000	21,492
4.95%, 2/07/30	29,000	29,558
1.65%, 6/15/31	37,000	31,379
2.75%, 4/15/32	24,000	21,405
4.02%, 11/01/32	41,000	38,961
4.15%, 12/15/32	39,000	37,426
5.80%, 1/15/33	7,000	7,416
5.00%, 8/15/34	69,000	69,011
4.40%, 11/01/48	71,000	59,430

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(b)	Value
Electric Utilities (Continued)

New York State Electric & Gas Corp., 5.30%, 8/15/34(c)	$37,000	$37,456
NextEra Energy Capital Holdings, Inc.,
2.25%, 6/01/30	54,000	48,560
5.30%, 3/15/32	53,000	54,398
5.45%, 3/15/35	32,000	32,556
(5Y US Treasury CMT + 2.05%), 6.38%, 8/15/55(j)	60,000	61,558
Niagara Mohawk Power Corp.,
1.96%, 6/27/30(c)	48,000	42,309
5.66%, 1/17/54(c)	34,000	32,583
NRG Energy, Inc.,
5.25%, 6/15/29(c)	10,000	9,889
6.00%, 2/01/33(c)	125,000	125,339
NSTAR Electric Co.,
5.40%, 6/01/34	30,000	30,727
5.20%, 3/01/35	71,000	71,609
5.50%, 3/15/40	61,000	60,993
Oncor Electric Delivery Co. LLC,
5.35%, 4/01/35(c)	36,000	36,709
5.55%, 6/15/54	63,000	60,924
5.80%, 4/01/55(c)	72,000	72,302
Pacific Gas and Electric Co.,
4.45%, 4/15/42	52,000	41,894
4.30%, 3/15/45	46,000	35,390
4.95%, 7/01/50	72,000	59,502
6.75%, 1/15/53	53,000	55,014

PacifiCorp, 4.10%, 2/01/42	71,000	56,738
PECO Energy Co.,
4.90%, 6/15/33	26,000	26,274
5.25%, 9/15/54	50,000	47,216

PPL Capital Funding, Inc., 5.25%, 9/01/34	30,000	30,255
PSEG Power LLC,
5.20%, 5/15/30(c)	59,000	60,283
5.75%, 5/15/35(c)	67,000	69,003

Public Service Co. of New Hampshire, 3.60%, 7/01/49	37,000	27,113
Public Service Co. of Oklahoma, 5.20%, 1/15/35	75,000	74,832
Public Service Electric and Gas Co.,
5.20%, 3/01/34	44,000	44,802
4.85%, 8/01/34	23,000	22,901
5.50%, 3/01/40	44,000	44,573
	Par(b)	Value
Electric Utilities (Continued)
Public Service Electric and Gas Co.,
3.80%, 3/01/46	$5,000	$3,873
5.50%, 3/01/55	32,000	31,526

Public Service Enterprise Group, Inc., 2.45%, 11/15/31	55,000	48,072
San Diego Gas & Electric Co., 5.40%, 4/15/35	62,000	63,209
Southern California Edison Co.,
4.05%, 3/15/42	60,000	46,677
4.00%, 4/01/47	33,000	24,012

Southwestern Electric Power Co., 5.30%, 4/01/33	34,000	34,278
Southwestern Public Service Co.,
5.30%, 5/15/35	60,000	60,170
6.00%, 6/01/54	25,000	25,120

Trans-Allegheny Interstate Line Co., 5.00%, 1/15/31(c)	88,000	89,144
Tucson Electric Power Co., 5.20%, 9/15/34	31,000	31,105
Virginia Electric and Power Co., 5.70%, 8/15/53	15,000	14,843
Vistra Operations Co. LLC, 5.70%, 12/30/34(c)	107,000	108,929
Xcel Energy, Inc., 5.60%, 4/15/35	50,000	50,927
		4,710,599
Electric, Gas Marketing & Trading – 0.0%(a)
Jersey Central Power & Light Co., 5.10%, 1/15/35	95,000	94,608
Electrical Equipment – 0.5%
Amphenol Corp., 4.38%, 6/12/28	41,000	41,096
Johnson Controls International PLC, 4.95%, 7/02/64	35,000	29,927
Molex Electronic Technologies LLC, 5.25%, 4/30/32(c)	37,000	37,118
Sensata Technologies B.V., 4.00%, 4/15/29(c)	260,000	247,112
Sensata Technologies, Inc.,
4.38%, 2/15/30(c)	20,000	19,138
3.75%, 2/15/31(c)	345,000	314,776
6.63%, 7/15/32(c)	230,000	235,013
		924,180

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(b)	Value
Engineering & Construction – 0.1%
Arcosa, Inc.,
4.38%, 4/15/29(c)	$75,000	$72,348
6.88%, 8/15/32(c)	90,000	92,975

Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 2/01/32(c)	65,000	64,702
		230,025
Entertainment Content – 1.0%
Discovery Communications LLC,
3.63%, 5/15/30	255,000	225,883
6.35%, 6/01/40	215,000	162,325
Netflix, Inc.,
5.88%, 11/15/28	94,000	98,574
4.88%, 6/15/30(c)	37,000	37,694
Paramount Global,
3.70%, 6/01/28	65,000	62,973
5.25%, 4/01/44	45,000	36,351
4.95%, 5/19/50	66,000	50,945
(5Y US Treasury CMT + 4.00%), 6.38%, 3/30/62(j)	485,000	477,724

Time Warner Cable Enterprises LLC, 8.38%, 7/15/33	16,000	18,444
Warnermedia Holdings, Inc.,
4.28%, 3/15/32	616,000	517,280
5.05%, 3/15/42	285,000	190,508
5.14%, 3/15/52	13,000	8,029
		1,886,730
Food – 0.8%
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 4.88%, 6/01/29(c)	70,000	58,336
Lamb Weston Holdings, Inc.,
4.88%, 5/15/28(c)	50,000	49,469
4.38%, 1/31/32(c)	355,000	331,698
Mars, Inc.,
4.80%, 3/01/30(c)	27,000	27,268
5.00%, 3/01/32(c)	74,000	74,681
5.20%, 3/01/35(c)	130,000	130,622
2.38%, 7/16/40(c)	31,000	21,506
5.65%, 5/01/45(c)	18,000	17,877
5.70%, 5/01/55(c)	81,000	79,926
5.80%, 5/01/65(c)	75,000	74,269
Post Holdings, Inc.,
5.50%, 12/15/29(c)	60,000	59,480
4.63%, 4/15/30(c)	70,000	66,864
4.50%, 9/15/31(c)	190,000	175,620
	Par(b)	Value
Food (Continued)
Post Holdings, Inc.,
6.25%, 2/15/32(c)	$320,000	$325,977
6.38%, 3/01/33(c)	20,000	19,985

Tyson Foods, Inc., 5.40%, 3/15/29	22,000	22,581
		1,536,159
Forestry, Paper & Wood Products – 0.0%(a)
Georgia-Pacific LLC, 4.95%, 6/30/32(c)	33,000	33,226
Gas & Water Utilities – 0.2%
American Water Capital Corp.,
5.25%, 3/01/35	39,000	39,413
4.15%, 6/01/49	11,000	8,695
5.45%, 3/01/54	42,000	40,472

Atmos Energy Corp., 5.20%, 8/15/35	67,000	67,481
Essential Utilities, Inc., 5.38%, 1/15/34	33,000	33,404
NiSource, Inc., 5.85%, 4/01/55	95,000	93,714
ONE Gas, Inc., 5.10%, 4/01/29	28,000	28,653
South Jersey Industries, Inc., 5.02%, 4/15/31	62,000	50,320
Southern California Gas Co.,
5.45%, 6/15/35	53,000	54,023
6.00%, 6/15/55	45,000	45,779
		461,954
Health Care Facilities & Services – 2.0%
Cardinal Health, Inc.,
5.13%, 2/15/29	78,000	79,569
5.00%, 11/15/29	43,000	43,693
5.75%, 11/15/54	33,000	32,284

Cencora, Inc., 4.85%, 12/15/29	30,000	30,340
Centene Corp.,
3.00%, 10/15/30	145,000	126,289
2.50%, 3/01/31	39,000	32,741
Cigna Group (The),
4.80%, 8/15/38	92,000	85,377
5.60%, 2/15/54	40,000	37,769
CVS Health Corp.,
5.00%, 1/30/29	33,000	33,441
5.13%, 2/21/30	29,000	29,467
4.78%, 3/25/38	117,000	106,913
4.13%, 4/01/40	13,000	10,812
6.00%, 6/01/63	9,000	8,595

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(b)	Value
Health Care Facilities & Services (Continued)
DaVita, Inc.,
4.63%, 6/01/30(c)	$35,000	$33,376
3.75%, 2/15/31(c)	180,000	163,235
Elevance Health, Inc.,
2.88%, 9/15/29	45,000	42,167
5.85%, 11/01/64	28,000	26,812

HAH Group Holding Co. LLC, 9.75%, 10/01/31(c)	225,000	218,007
HCA, Inc.,
5.88%, 2/01/29	15,000	15,516
3.38%, 3/15/29	20,000	19,176
4.13%, 6/15/29	66,000	64,693
3.50%, 9/01/30	31,000	29,223
2.38%, 7/15/31	24,000	20,871
5.50%, 3/01/32	39,000	40,027
5.75%, 3/01/35	16,000	16,385
5.13%, 6/15/39	48,000	45,001
6.00%, 4/01/54	49,000	47,580
6.20%, 3/01/55	117,000	116,728
6.10%, 4/01/64	11,000	10,659

Laboratory Corp. of America Holdings, 4.35%, 4/01/30	80,000	79,171
LifePoint Health, Inc., 5.38%, 1/15/29(c)	215,000	202,100
McKesson Corp.,
4.95%, 5/30/32	40,000	40,322
5.25%, 5/30/35	164,000	165,867
Molina Healthcare, Inc.,
4.38%, 6/15/28	185,000	177,059
3.88%, 11/15/30(c)	265,000	239,288
3.88%, 5/15/32(c)	290,000	253,166
6.25%, 1/15/33(c)	120,000	118,393

Owens & Minor, Inc., 6.63%, 4/01/30(c)	60,000	54,030
Quest Diagnostics, Inc.,
2.95%, 6/30/30	20,000	18,585
2.80%, 6/30/31	25,000	22,578

Radiology Partners, Inc., 8.50%, 7/15/32(c)	320,000	323,331
UnitedHealth Group, Inc.,
4.40%, 6/15/28	33,000	33,019
2.88%, 8/15/29	27,000	25,383
4.80%, 1/15/30	59,000	59,624
4.65%, 1/15/31	27,000	27,019
3.50%, 8/15/39	32,000	25,575
2.75%, 5/15/40	63,000	45,043
3.05%, 5/15/41	18,000	13,127
4.45%, 12/15/48	9,000	7,350
3.25%, 5/15/51	30,000	19,578
5.38%, 4/15/54	59,000	54,220
5.63%, 7/15/54	119,000	113,358
	Par(b)	Value
Health Care Facilities & Services (Continued)
UnitedHealth Group, Inc.,
5.20%, 4/15/63	$45,000	$39,227
5.50%, 4/15/64	43,000	39,414
		3,762,573
Home & Office Products – 0.3%
Newell Brands, Inc., 8.50%, 6/01/28(c)	245,000	256,729
Whirlpool Corp.,
6.13%, 6/15/30	160,000	159,619
6.50%, 6/15/33	170,000	167,514
		583,862
Home Construction – 0.2%
Taylor Morrison Communities, Inc.,
5.75%, 1/15/28(c)	50,000	50,415
5.13%, 8/01/30(c)	260,000	256,666
		307,081
Household Products – 0.0%(a)
Kenvue, Inc., 5.05%, 3/22/53	20,000	18,345
Industrial Support Services – 0.7%
Herc Holdings, Inc.,
7.00%, 6/15/30(c)	90,000	93,018
7.25%, 6/15/33(c)	115,000	119,084
Resideo Funding, Inc.,
4.00%, 9/01/29(c)	495,000	462,955
6.50%, 7/15/32(c)	185,000	187,672
United Rentals North America, Inc.,
4.00%, 7/15/30	30,000	28,382
3.88%, 2/15/31	365,000	340,567
6.13%, 3/15/34(c)	10,000	10,253
		1,241,931
Institutional Financial Services – 1.4%
Bank of New York Mellon (The) Corp., (SOFR + 1.35%), 5.32%, 6/06/36(j)	445,000	453,505
Goldman Sachs Capital I, 6.35%, 2/15/34	50,000	52,310
Goldman Sachs Group (The), Inc.,
(SOFR + 1.73%), 4.48%, 8/23/28(j)	144,000	143,991
(SOFR + 1.77%), 6.48%, 10/24/29(j)	20,000	21,144
(SOFR + 1.27%), 5.73%, 4/25/30(j)	40,000	41,532
(SOFR + 1.55%), 5.33%, 7/23/35(j)	49,000	49,501

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(b)	Value
Institutional Financial Services (Continued)
Goldman Sachs Group (The), Inc.,
(SOFR + 1.42%), 5.02%, 10/23/35(j)	$71,000	$70,029
6.25%, 2/01/41	8,000	8,555
(SOFR + 1.70%), 5.73%, 1/28/56(j)	131,000	131,551
Intercontinental Exchange, Inc.,
3.63%, 9/01/28	81,000	79,271
2.10%, 6/15/30	95,000	85,230
Jane Street Group/JSG Finance, Inc.,
7.13%, 4/30/31(c)	25,000	25,821
6.75%, 5/01/33(c)	165,000	168,858

Lazard Group LLC, 5.63%, 8/01/35	80,000	79,916
LPL Holdings, Inc.,
4.63%, 11/15/27(c)	43,000	42,743
5.65%, 3/15/35	80,000	80,269
Morgan Stanley,
3.59%, 7/22/28(k)	22,000	21,622
(SOFR + 2.24%), 6.30%, 10/18/28(j)	58,000	60,207
(SOFR + 1.59%), 5.16%, 4/20/29(j)	65,000	66,048
(SOFR + 1.10%), 4.65%, 10/18/30(j)	125,000	125,250
(SOFR + 1.20%), 2.51%, 10/20/32(j)	18,000	15,757
(SOFR + 1.87%), 5.25%, 4/21/34(j)	102,000	103,649
(SOFR + 2.05%), 6.63%, 11/01/34(j)	57,000	62,862
(SOFR + 1.76%), 5.66%, 4/17/36(j)	399,000	411,522
State Street Corp.,
4.83%, 4/24/30	77,000	78,223
(SOFR + 1.05%), 4.68%, 10/22/32(j)	82,000	81,747
(SOFR + 1.49%), 3.03%, 11/01/34(j)	126,000	116,236
		2,677,349
Insurance – 2.6%
Alleghany Corp.,
4.90%, 9/15/44	44,000	39,780
3.25%, 8/15/51	115,000	77,239
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
7.00%, 1/15/31(c)	255,000	262,209
6.50%, 10/01/31(c)	615,000	623,932
	Par(b)	Value
Insurance (Continued)
American International Group, Inc.,
3.40%, 6/30/30	$54,000	$51,221
5.45%, 5/07/35	188,000	192,077

AmWINS Group, Inc., 6.38%, 2/15/29(c)	260,000	264,765
Amynta Agency Borrower, Inc./Amynta Warranty Borrower, Inc., 7.50%, 7/15/33(c)	265,000	265,777
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.88%, 11/01/29(c)	480,000	494,525
Athene Global Funding, 5.32%, 11/13/31(c)	48,000	48,284
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 5/15/31(c)	595,000	614,317
Beacon Funding Trust, 6.27%, 8/15/54(c)	100,000	98,945
Brown & Brown, Inc., 4.90%, 6/23/30	39,000	39,157
Corebridge Financial, Inc.,
3.90%, 4/05/32	109,000	102,442
6.05%, 9/15/33	214,000	225,072
5.75%, 1/15/34	34,000	35,288

Corebridge Global Funding, 4.85%, 6/06/30(c)	53,000	53,245
Equitable Holdings, Inc., 4.57%, 2/15/29(c)	108,000	107,419
Hartford Insurance Group (The), Inc.,
2.80%, 8/19/29	3,000	2,814
5.95%, 10/15/36	118,000	124,465
6.10%, 10/01/41	14,000	14,505
(3M CME Term SOFR + 2.39%), 6.71%, 2/12/47(c)(k)	87,000	80,903
4.40%, 3/15/48	22,000	18,301
2.90%, 9/15/51	48,000	30,141

Liberty Mutual Group, Inc., 4.30%, 2/01/61(c)	245,000	150,397
Marsh & McLennan Cos., Inc., 5.00%, 3/15/35	198,000	197,535
Panther Escrow Issuer LLC, 7.13%, 6/01/31(c)	205,000	211,990
Ryan Specialty LLC, 5.88%, 8/01/32(c)	330,000	330,912

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(b)	Value
Insurance (Continued)

Symetra Life Insurance Co., 6.55%, 10/01/55(c)	$86,000	$87,794
Travelers (The) Cos., Inc., 5.70%, 7/24/55	44,000	44,300
		4,889,751
Internet Media & Services – 0.3%
Alphabet, Inc.,
5.25%, 5/15/55	63,000	61,816
5.30%, 5/15/65	35,000	33,985
Meta Platforms, Inc.,
5.40%, 8/15/54	49,000	47,350
5.55%, 8/15/64	56,000	54,330

Uber Technologies, Inc., 4.30%, 1/15/30	55,000	54,523
Ziff Davis, Inc., 4.63%, 10/15/30(c)	298,000	277,253
		529,257
IT Services – 0.1%
Accenture Capital, Inc.,
4.05%, 10/04/29	50,000	49,451
4.25%, 10/04/31	42,000	41,360
4.50%, 10/04/34	118,000	114,190
		205,001
Leisure Facilities & Services – 1.9%
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/29(c)	300,000	308,871
Hilton Domestic Operating Co., Inc.,
4.00%, 5/01/31(c)	25,000	23,327
3.63%, 2/15/32(c)	390,000	351,634
5.75%, 9/15/33(c)	20,000	20,019

Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.63%, 1/15/32(c)	690,000	697,745
Light & Wonder International, Inc., 7.50%, 9/01/31(c)	185,000	192,823
Marriott Ownership Resorts, Inc., 4.50%, 6/15/29(c)	535,000	511,830
McDonald's Corp., 4.20%, 4/01/50	18,000	14,287
NCL Corp. Ltd., 6.75%, 2/01/32(c)	315,000	323,543
Royal Caribbean Cruises Ltd.,
5.63%, 9/30/31(c)	13,000	13,093
	Par(b)	Value
Leisure Facilities & Services (Continued)
Royal Caribbean Cruises Ltd.,
6.25%, 3/15/32	$21,000	$21,554
6.00%, 2/01/33(c)	36,000	36,594
Sabre GLBL, Inc.,
8.63%, 6/01/27(c)	152,000	154,417
10.75%, 11/15/29(c)	144,000	148,316

Starbucks Corp., 4.80%, 5/15/30	40,000	40,416
Travel + Leisure Co.,
6.00%, 4/01/27	10,000	10,076
4.50%, 12/01/29(c)	85,000	81,616
4.63%, 3/01/30(c)	155,000	148,544
Yum! Brands, Inc.,
3.63%, 3/15/31	300,000	276,516
4.63%, 1/31/32	95,000	90,943
		3,466,164
Machinery – 0.4%
Caterpillar, Inc.,
5.20%, 5/15/35	67,000	68,303
5.50%, 5/15/55	24,000	23,697

Esab Corp., 6.25%, 4/15/29(c)	185,000	189,025
GrafTech Finance, Inc., 4.63%, 12/23/29(c)	130,000	92,342
GrafTech Global Enterprises, Inc., 9.88%, 12/23/29(c)	10,000	8,800
Ingersoll Rand, Inc.,
5.40%, 8/14/28	45,000	46,152
5.70%, 8/14/33	56,000	58,506
John Deere Capital Corp.,
4.55%, 6/05/30	79,000	79,408
4.90%, 3/07/31	73,000	74,301
4.40%, 9/08/31	71,000	70,597
5.10%, 4/11/34	61,000	62,019
		773,150
Medical Equipment & Devices – 0.5%
Avantor Funding, Inc., 3.88%, 11/01/29(c)	175,000	165,043
Becton Dickinson & Co., 4.69%, 2/13/28	67,000	67,527
GE HealthCare Technologies, Inc.,
4.80%, 1/15/31	107,000	107,552
5.50%, 6/15/35	24,000	24,498

Hologic, Inc., 3.25%, 2/15/29(c)	195,000	184,657
Solventum Corp.,
5.40%, 3/01/29	76,000	78,192
5.60%, 3/23/34	40,000	41,027

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(b)	Value
Medical Equipment & Devices (Continued)
Solventum Corp.,
5.90%, 4/30/54	$58,000	$57,509

Thermo Fisher Scientific, Inc., 5.40%, 8/10/43	42,000	41,560
Zimmer Biomet Holdings, Inc.,
5.35%, 12/01/28	49,000	50,360
5.05%, 2/19/30	41,000	41,809
		859,734
Metals & Mining – 0.1%
Alumina Pty. Ltd., 6.38%, 9/15/32(c)	280,000	283,915
Oil & Gas Supply Chain – 5.3%
BP Capital Markets America, Inc., 3.00%, 2/24/50	34,000	21,657
BP Capital Markets PLC, (5Y US Treasury CMT + 1.92%), 6.13%, 3/18/35(i)(j)	47,000	47,137
Cameron LNG LLC, 2.90%, 7/15/31(c)	57,000	51,566
Cheniere Energy Partners L.P.,
4.50%, 10/01/29	59,000	58,360
5.55%, 10/30/35(c)	37,000	37,187

Chord Energy Corp., 6.75%, 3/15/33(c)	620,000	632,414
Civitas Resources, Inc.,
8.38%, 7/01/28(c)	145,000	149,107
8.63%, 11/01/30(c)	315,000	321,374
8.75%, 7/01/31(c)	450,000	455,552

Columbia Pipelines Holding Co. LLC, 6.04%, 8/15/28(c)	33,000	34,298
Coterra Energy, Inc., 5.90%, 2/15/55	74,000	68,879
CQP Holdco L.P./BIP-V Chinook Holdco LLC, 5.50%, 6/15/31(c)	250,000	244,229
Crescent Energy Finance LLC, 7.63%, 4/01/32(c)	190,000	185,669
CVR Energy, Inc.,
5.75%, 2/15/28(c)	40,000	38,355
8.50%, 1/15/29(c)	275,000	270,184

Diamondback Energy, Inc., 5.90%, 4/18/64	51,000	47,100
Eastern Gas Transmission & Storage, Inc., 3.00%, 11/15/29	111,000	104,650
	Par(b)	Value
Oil & Gas Supply Chain (Continued)
Energy Transfer L.P.,
5.70%, 4/01/35	$40,000	$40,560
5.95%, 10/01/43	48,000	46,307
6.00%, 6/15/48	71,000	67,979
(5Y US Treasury CMT + 4.02%), 8.00%, 5/15/54(j)	330,000	351,544
6.05%, 9/01/54	81,000	77,722
Enterprise Products Operating LLC,
4.30%, 6/20/28	40,000	39,957
4.60%, 1/15/31	62,000	61,949
4.85%, 1/31/34	22,000	21,801
4.95%, 2/15/35	41,000	40,638
5.20%, 1/15/36	53,000	53,090
5.55%, 2/16/55	32,000	30,627
3.95%, 1/31/60	67,000	48,392
(3M CME Term SOFR + 3.29%), 5.25%, 8/16/77(j)	500,000	494,443

EOG Resources, Inc., 5.35%, 1/15/36	276,000	278,058
Exxon Mobil Corp., 4.23%, 3/19/40	87,000	77,314
Hess Midstream Operations L.P.,
5.13%, 6/15/28(c)	370,000	368,094
6.50%, 6/01/29(c)	180,000	185,418

Kinder Morgan, Inc., 5.30%, 12/01/34	100,000	99,820
Kinetik Holdings L.P., 5.88%, 6/15/30(c)	130,000	130,105
Marathon Petroleum Corp.,
5.70%, 3/01/35	74,000	75,080
6.50%, 3/01/41	5,000	5,215
5.00%, 9/15/54	35,000	28,502
Matador Resources Co.,
6.50%, 4/15/32(c)	155,000	155,457
6.25%, 4/15/33(c)	300,000	297,206
MPLX L.P.,
2.65%, 8/15/30	56,000	50,749
5.50%, 6/01/34	31,000	31,032

Murphy Oil USA, Inc., 3.75%, 2/15/31(c)	125,000	114,806
Northern Oil & Gas, Inc.,
8.13%, 3/01/28(c)	130,000	131,266
8.75%, 6/15/31(c)	365,000	374,995

ONEOK, Inc., 5.70%, 11/01/54	107,000	98,263
Sabine Pass Liquefaction LLC, 4.20%, 3/15/28	62,000	61,501

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(b)	Value
Oil & Gas Supply Chain (Continued)

Shell International Finance B.V., 2.88%, 11/26/41	$29,000	$20,724
SM Energy Co., 6.75%, 8/01/29(c)	260,000	260,205
Targa Resources Corp.,
4.90%, 9/15/30	42,000	42,226
5.50%, 2/15/35	32,000	31,981
6.25%, 7/01/52	106,000	104,463
6.13%, 5/15/55	39,000	38,102

Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.88%, 2/01/31	33,000	32,620
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30	54,000	50,780
Valero Energy Corp., 5.15%, 2/15/30	99,000	100,753
Venture Global Calcasieu Pass LLC,
3.88%, 8/15/29(c)	240,000	226,543
4.13%, 8/15/31(c)	65,000	60,040
3.88%, 11/01/33(c)	45,000	39,264

Venture Global LNG, Inc., (5Y US Treasury CMT + 5.44%), 9.00%, 9/30/29(c)(i)(j)	605,000	605,154
Venture Global Plaquemines LNG LLC,
7.50%, 5/01/33(c)	230,000	248,387
6.50%, 1/15/34(c)	450,000	462,938
7.75%, 5/01/35(c)	135,000	148,023
6.75%, 1/15/36(c)	315,000	324,042
Viper Energy Partners LLC,
4.90%, 8/01/30	92,000	91,612
5.70%, 8/01/35	71,000	70,567
Williams (The) Cos., Inc.,
4.90%, 3/15/29	35,000	35,390
4.63%, 6/30/30	64,000	63,747
5.30%, 9/30/35	64,000	63,725
5.10%, 9/15/45	45,000	40,561
		9,867,455
Oil, Gas Services & Equipment – 0.3%
Oceaneering International, Inc., 6.00%, 2/01/28	190,000	191,103
Transocean Aquila Ltd., 8.00%, 9/30/28(c)	93,769	94,955
Transocean Poseidon Ltd., 6.88%, 2/01/27(c)	114,750	114,668
	Par(b)	Value
Oil, Gas Services & Equipment (Continued)
Transocean Titan Financing Ltd., 8.38%, 2/01/28(c)	$56,667	$58,075
Transocean, Inc., 8.00%, 2/01/27(c)	25,000	24,814
		483,615
Publishing & Broadcasting – 0.1%
EW Scripps (The) Co., 9.88%, 8/15/30(c)(h)	100,000	99,375
iHeartCommunications, Inc.,
7.75%, 8/15/30(c)	155,750	121,266
7.00%, 1/15/31(c)	48,000	36,220
		256,861
Real Estate Investment Trusts – 1.5%
American Homes 4 Rent L.P.,
4.25%, 2/15/28	19,000	18,845
4.95%, 6/15/30	53,000	53,346
3.63%, 4/15/32	15,000	13,837
5.50%, 2/01/34	127,000	129,108
5.50%, 7/15/34	20,000	20,268
5.25%, 3/15/35	20,000	19,855
3.38%, 7/15/51	57,000	37,421
American Tower Corp.,
3.60%, 1/15/28	48,000	47,056
1.50%, 1/31/28	86,000	80,009
5.50%, 3/15/28	13,000	13,319
5.25%, 7/15/28	16,000	16,361
5.00%, 1/31/30	30,000	30,461
2.70%, 4/15/31	57,000	51,004

Camden Property Trust, 2.80%, 5/15/30	68,000	63,135
Cousins Properties L.P., 5.38%, 2/15/32	79,000	79,750
Crown Castle, Inc., 5.60%, 6/01/29	26,000	26,809
CubeSmart L.P., 2.50%, 2/15/32	54,000	46,687
Extra Space Storage L.P.,
3.90%, 4/01/29	34,000	33,258
4.00%, 6/15/29	20,000	19,615

First Industrial L.P., 5.25%, 1/15/31	110,000	110,756
Invitation Homes Operating Partnership L.P.,
2.30%, 11/15/28	161,000	150,494
2.00%, 8/15/31	69,000	58,571
5.50%, 8/15/33	41,000	41,663
Iron Mountain, Inc.,
5.25%, 3/15/28(c)	60,000	59,695
4.88%, 9/15/29(c)	190,000	185,776

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(b)	Value
Real Estate Investment Trusts (Continued)
Iron Mountain, Inc.,
5.25%, 7/15/30(c)	$90,000	$88,446
4.50%, 2/15/31(c)	345,000	326,270
6.25%, 1/15/33(c)	180,000	183,074
MPT Operating Partnership L.P./MPT Finance Corp.,
3.50%, 3/15/31	145,000	98,664
8.50%, 2/15/32(c)	170,000	176,699

National Health Investors, Inc., 3.00%, 2/01/31	52,000	46,009
NNN REIT, Inc., 4.60%, 2/15/31	58,000	57,410
Omega Healthcare Investors, Inc., 5.20%, 7/01/30	51,000	51,162
Phillips Edison Grocery Center Operating Partnership I L.P., 5.25%, 8/15/32	85,000	85,493
Prologis Targeted U.S. Logistics Fund L.P., 5.25%, 4/01/29(c)	44,000	45,071
Regency Centers L.P., 5.00%, 7/15/32	38,000	38,388
Rexford Industrial Realty L.P.,
2.13%, 12/01/30	71,000	61,661
2.15%, 9/01/31	108,000	92,478

Welltower OP LLC, 5.13%, 7/01/35	64,000	63,779
		2,821,703
Retail - Consumer Staples – 0.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC,
4.88%, 2/15/30(c)	25,000	24,368
6.25%, 3/15/33(c)	205,000	208,951

Dollar General Corp., 5.20%, 7/05/28	35,000	35,611
Kroger (The) Co.,
5.00%, 9/15/34	18,000	17,806
5.50%, 9/15/54	62,000	58,505
5.65%, 9/15/64	72,000	67,905

Target Corp., 5.00%, 4/15/35	39,000	38,947
Walmart, Inc.,
4.90%, 4/28/35	236,000	237,550
2.50%, 9/22/41	30,000	21,065
		710,708
	Par(b)	Value
Retail - Discretionary – 0.8%
Builders FirstSource, Inc., 6.75%, 5/15/35(c)	$550,000	$563,915
Evergreen Acqco 1 L.P./TVI, Inc., 9.75%, 4/26/28(c)	30,000	31,233
Home Depot (The), Inc.,
2.70%, 4/15/30	62,000	57,683
3.30%, 4/15/40	65,000	51,456
3.63%, 4/15/52	21,000	15,231
4.95%, 9/15/52	20,000	18,117
5.30%, 6/25/54	49,000	46,680
Lowe's Cos., Inc.,
3.75%, 4/01/32	16,000	15,027
5.00%, 4/15/33	16,000	16,118
2.80%, 9/15/41	30,000	20,821
4.65%, 4/15/42	25,000	22,083
4.25%, 4/01/52	26,000	20,168
4.45%, 4/01/62	86,000	65,961
5.80%, 9/15/62	30,000	28,898
5.85%, 4/01/63	24,000	23,181
O'Reilly Automotive, Inc.,
4.70%, 6/15/32	22,000	21,849
5.00%, 8/19/34	59,000	58,469

QXO Building Products, Inc., 6.75%, 4/30/32(c)	155,000	159,615
Saks Global Enterprises LLC, 11.00%, 12/15/29(c)	310,000	69,750
SGUS LLC, 11.00%, 12/15/29(c)	119,028	111,129
		1,417,384
Semiconductors – 0.7%
Analog Devices, Inc., 4.50%, 6/15/30	62,000	62,173
Broadcom, Inc.,
5.15%, 11/15/31	41,000	42,014
5.20%, 4/15/32	22,000	22,551
4.80%, 10/15/34	33,000	32,381
5.20%, 7/15/35	79,000	79,374
3.19%, 11/15/36(c)	150,000	123,786
4.93%, 5/15/37(c)	50,000	48,318
Entegris, Inc.,
4.38%, 4/15/28(c)	65,000	63,336
3.63%, 5/01/29(c)	25,000	23,456
5.95%, 6/15/30(c)	70,000	70,627
Intel Corp.,
2.45%, 11/15/29	55,000	50,049
2.00%, 8/12/31	65,000	55,303
2.80%, 8/12/41	100,000	65,743
Marvell Technology, Inc.,
4.88%, 6/22/28	79,000	79,697

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(b)	Value
Semiconductors (Continued)
Marvell Technology, Inc.,
4.75%, 7/15/30	$26,000	$26,015
2.95%, 4/15/31	41,000	37,184
5.45%, 7/15/35	37,000	37,321
Micron Technology, Inc.,
5.80%, 1/15/35	144,000	147,649
6.05%, 11/01/35	60,000	62,446
QUALCOMM, Inc.,
4.75%, 5/20/32	94,000	94,841
6.00%, 5/20/53	73,000	76,580

Texas Instruments, Inc., 3.88%, 3/15/39	74,000	64,519
		1,365,363
Software – 0.4%
Autodesk, Inc., 5.30%, 6/15/35	54,000	54,711
GoTo Group, Inc., 5.50%, 5/01/28(c)	113,361	95,436
Intuit, Inc., 5.50%, 9/15/53	77,000	76,240
Oracle Corp.,
2.30%, 3/25/28	59,000	55,867
2.95%, 4/01/30	116,000	107,930
5.50%, 8/03/35	30,000	30,421
3.80%, 11/15/37	11,000	9,333
4.00%, 11/15/47	29,000	21,964
3.95%, 3/25/51	22,000	15,981
5.38%, 9/27/54	69,000	62,149
4.38%, 5/15/55	24,000	18,433
6.00%, 8/03/55	104,000	101,873
5.50%, 9/27/64	94,000	83,986
6.13%, 8/03/65	31,000	30,456
		764,780
Specialty Finance – 2.0%
Ally Financial, Inc., (SOFR + 1.78%), 5.55%, 7/31/33(j)	53,000	53,074
American Express Co., (SOFR + 0.81%), 4.35%, 7/20/29(j)	66,000	65,870
Aviation Capital Group LLC, 4.80%, 10/24/30(c)	109,000	107,910
Azorra Finance Ltd.,
7.75%, 4/15/30(c)	250,000	260,380
7.25%, 1/15/31(c)	395,000	403,149
Block, Inc.,
3.50%, 6/01/31	140,000	128,304
6.50%, 5/15/32	480,000	492,570

Equifax, Inc., 5.10%, 6/01/28	114,000	115,818
Fair Isaac Corp., 6.00%, 5/15/33(c)	440,000	442,066
	Par(b)	Value
Specialty Finance (Continued)
Freedom Mortgage Holdings LLC,
9.25%, 2/01/29(c)	$280,000	$291,840
9.13%, 5/15/31(c)	205,000	213,101
8.38%, 4/01/32(c)	235,000	240,352
GATX Corp.,
5.50%, 6/15/35	51,000	51,659
6.05%, 6/05/54	42,000	42,242
MSCI, Inc.,
3.63%, 9/01/30(c)	62,000	58,153
3.63%, 11/01/31(c)	66,000	60,713

Penske Truck Leasing Co. L.P./PTL Finance Corp., 5.25%, 2/01/30(c)	78,000	79,564
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
3.88%, 3/01/31(c)	200,000	184,484
4.00%, 10/15/33(c)	140,000	123,862

Synchrony Financial, 7.25%, 2/02/33	400,000	420,351
		3,835,462
Steel – 0.4%
Cleveland-Cliffs, Inc.,
6.88%, 11/01/29(c)	25,000	25,012
7.38%, 5/01/33(c)	140,000	136,299
Commercial Metals Co.,
4.13%, 1/15/30	295,000	280,030
3.88%, 2/15/31	45,000	41,441
4.38%, 3/15/32	190,000	175,960

Nucor Corp., 5.10%, 6/01/35	88,000	88,233
		746,975
Technology Hardware – 1.0%
Cisco Systems, Inc.,
4.95%, 2/26/31	74,000	75,795
5.30%, 2/26/54	30,000	28,906
5.50%, 2/24/55	62,000	61,395
5.35%, 2/26/64	55,000	52,952

CommScope LLC, 9.50%, 12/15/31(c)	65,000	68,449
Dell International LLC/EMC Corp., 5.30%, 4/01/32	23,000	23,467
Hewlett Packard Enterprise Co., 5.60%, 10/15/54	77,000	70,766
Imola Merger Corp., 4.75%, 5/15/29(c)	305,000	295,920
Motorola Solutions, Inc.,
4.85%, 8/15/30	54,000	54,366
5.55%, 8/15/35	82,000	83,642

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(b)	Value
Technology Hardware (Continued)
Seagate Data Storage Technology Pte. Ltd.,
4.09%, 6/01/29(c)	$90,000	$86,005
8.25%, 12/15/29(c)	95,000	101,259
5.88%, 7/15/30(c)	235,000	237,397
4.13%, 1/15/31(c)	95,000	83,844
9.63%, 12/01/32(c)	3,825	4,308

Zebra Technologies Corp., 6.50%, 6/01/32(c)	535,000	548,363
		1,876,834
Telecommunications – 1.9%
AT&T, Inc.,
3.50%, 6/01/41	115,000	89,933
3.55%, 9/15/55	344,000	230,639
3.80%, 12/01/57	78,000	54,184
3.65%, 9/15/59	46,000	30,595

C&W Senior Finance Ltd., 9.00%, 1/15/33(c)	200,000	206,177
EchoStar Corp.,
10.75%, 11/30/29	1,072,598	1,130,250
6.75%, 11/30/30(g)	75,630	71,659

Level 3 Financing, Inc., 4.25%, 7/01/28(c)	300,000	272,625
Sable International Finance Ltd., 7.13%, 10/15/32(c)	200,000	200,008
Sprint Capital Corp.,
6.88%, 11/15/28	138,000	147,535
8.75%, 3/15/32	138,000	166,690
T-Mobile USA, Inc.,
2.63%, 2/15/29	24,000	22,547
3.38%, 4/15/29	60,000	57,605
2.88%, 2/15/31	106,000	96,289
2.55%, 2/15/31	23,000	20,547
3.50%, 4/15/31	116,000	108,744
5.13%, 5/15/32	50,000	50,727
5.30%, 5/15/35	34,000	34,261
5.65%, 1/15/53	38,000	36,591
5.75%, 1/15/54	21,000	20,517
5.25%, 6/15/55	24,000	21,813

United States Cellular Corp., 6.70%, 12/15/33	84,000	88,190
Verizon Communications, Inc.,
1.75%, 1/20/31	26,000	22,380
2.55%, 3/21/31	27,000	24,182
2.36%, 3/15/32	116,000	99,726
4.81%, 3/15/39	31,000	28,925
6.55%, 9/15/43	65,000	70,573
3.88%, 3/01/52	88,000	65,351
		3,469,263
	Par(b)	Value
Tobacco & Cannabis – 0.2%
Altria Group, Inc., 6.20%, 11/01/28	$60,000	$62,903
Philip Morris International, Inc.,
4.38%, 4/30/30	68,000	67,527
4.75%, 11/01/31	68,000	68,064
5.25%, 2/13/34	74,000	74,922
4.88%, 4/30/35	88,000	86,195
		359,611
Transportation & Logistics – 0.6%
American Airlines Pass Through Trust,
Series 2015-2, Class AA, 3.60%, 9/22/27	110,134	107,139
Series 2016-1, Class AA, 3.58%, 1/15/28	1,716	1,666
Series 2016-2, Class AA, 3.20%, 6/15/28	33,385	31,928
Series 2017-2, Class AA, 3.35%, 10/15/29	42,238	40,046
Burlington Northern Santa Fe LLC,
4.40%, 3/15/42	32,000	27,979
4.38%, 9/01/42	5,000	4,328
4.55%, 9/01/44	25,000	21,951
3.90%, 8/01/46	51,000	40,311
5.20%, 4/15/54	55,000	51,344
5.50%, 3/15/55	25,000	24,406
CSX Corp.,
4.25%, 11/01/66	28,000	21,300
4.65%, 3/01/68	82,000	66,469

Delta Air Lines, Inc., 5.25%, 7/10/30	77,000	77,726
Federal Express Corp. Pass Through Trusts, Series 2020-1, Class AA, 1.88%, 2/20/34	31,893	27,412
FedEx Corp., 4.55%, 4/01/46(c)	75,000	60,736
Norfolk Southern Corp.,
5.05%, 8/01/30	8,000	8,216
3.95%, 10/01/42	30,000	24,349
5.95%, 3/15/64	9,000	9,162
Ryder System, Inc.,
5.38%, 3/15/29	9,000	9,231
5.50%, 6/01/29	52,000	53,722
4.95%, 9/01/29	45,000	45,588
Union Pacific Corp.,
5.10%, 2/20/35	62,000	62,664
3.55%, 8/15/39	22,000	18,281
3.95%, 8/15/59	34,000	24,944

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(b)	Value
Transportation & Logistics (Continued)
United Airlines Pass Through Trust,
Series 2014-2, Class A, 3.75%, 9/03/26		$62,797	$62,062
Series 2020-1, Class A, 5.88%, 10/15/27		28,028	28,561
Series 2016-2, Class AA, 2.88%, 10/07/28		1,871	1,759
Series 2018-1, Class AA, 3.50%, 3/01/30		29,932	28,212
United Parcel Service, Inc.,
5.25%, 5/14/35		41,000	41,669
5.95%, 5/14/55		36,000	36,615
6.05%, 5/14/65		25,000	25,449
			1,085,225
Wholesale - Consumer Staples – 0.3%
Bunge Ltd. Finance Corp.,
4.20%, 9/17/29		26,000	25,637
4.65%, 9/17/34		47,000	45,366
Performance Food Group, Inc.,
4.25%, 8/01/29(c)		425,000	408,610
6.13%, 9/15/32(c)		55,000	55,852
			535,465
Total Corporate Bonds (Cost $79,444,075)			79,293,013

Foreign Government Inflation-Linked Bonds – 0.7%
Sovereign Government – 0.7%
Brazil Notas do Tesouro Nacional Serie B, 6.00%, 5/15/35	BRL	1,974,000	1,439,887
Total Foreign Government Inflation-Linked Bonds (Cost $1,489,169)			1,439,887

Foreign Issuer Bonds – 44.9%
Angola – 0.5%
Angolan Government International Bond,
8.25%, 5/09/28		200,000	193,761
8.00%, 11/26/29		200,000	186,441
8.75%, 4/14/32		265,000	240,867
9.38%, 5/08/48		200,000	161,896
9.13%, 11/26/49		200,000	158,203
			941,168
	Par(b)	Value
Argentina – 0.4%
Argentine Republic Government International Bond,
(Step to 1.75% on 7/09/27), 0.75%, 7/09/30(l)	$273,035	$211,163
(Step to 4.75% on 7/09/27), 4.13%, 7/09/35(l)	163,772	108,090
5.00%, 1/09/38	176,242	123,810

Provincia de Buenos Aires, 6.63%, 9/01/37	407,410	288,242
Telecom Argentina S.A., 9.25%, 5/28/33(c)	60,000	61,980
		793,285
Australia – 0.8%
BHP Billiton Finance USA Ltd.,
5.00%, 2/21/30	119,000	121,846
4.90%, 2/28/33	44,000	44,236
5.25%, 9/08/33	68,000	69,658
5.30%, 2/21/35	119,000	121,470

Commonwealth Bank of Australia, (1Y US Treasury CMT + 1.32%), 5.93%, 3/14/46(c)(j)	200,000	198,869
Mineral Resources Ltd.,
8.13%, 5/01/27(c)	55,000	55,162
8.00%, 11/01/27(c)	30,000	30,497
9.25%, 10/01/28(c)	515,000	538,253

Rio Tinto Finance USA Ltd., 2.75%, 11/02/51	35,000	21,150
Rio Tinto Finance USA PLC,
5.25%, 3/14/35	42,000	42,618
5.75%, 3/14/55	64,000	64,020
5.88%, 3/14/65	32,000	32,178
Woodside Finance Ltd.,
5.40%, 5/19/30	151,000	153,119
6.00%, 5/19/35	84,000	85,757
		1,578,833
Bahrain – 0.1%
Bahrain Government International Bond, 6.75%, 9/20/29	200,000	205,237
Belgium – 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
4.70%, 2/01/36	96,000	93,087
4.90%, 2/01/46	222,000	202,965

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(b)	Value
Belgium (Continued)
Anheuser-Busch InBev Worldwide, Inc.,
4.38%, 4/15/38		$13,000	$12,061
4.95%, 1/15/42		60,000	56,233
			364,346
Brazil – 3.0%
Aegea Finance S.a.r.l., 9.00%, 1/20/31(c)		200,000	214,960
Brazil Notas do Tesouro Nacional Serie F,
10.00%, 1/01/29	BRL	13,061,000	2,118,951
10.00%, 1/01/31	BRL	7,381,000	1,137,178
Brazilian Government International Bond,
6.13%, 1/22/32		200,000	203,356
6.00%, 10/20/33		200,000	197,507
6.13%, 3/15/34		200,000	197,770
6.63%, 3/15/35		200,000	200,893
5.00%, 1/27/45		200,000	150,610

CSN Resources S.A., 4.63%, 6/10/31(c)		200,000	157,487
Nexa Resources S.A., 6.60%, 4/08/37(c)		200,000	202,680
Samarco Mineracao S.A., 9.50%, 6/30/31(c)(g)		249,590	247,183
Yinson Bergenia Production B.V., 8.50%, 1/31/45(c)		200,000	206,388
Yinson Boronia Production B.V., 8.95%, 7/31/42(c)		304,138	327,818
			5,562,781
Canada – 1.6%
1011778 B.C. ULC/New Red Finance, Inc.,
3.88%, 1/15/28(c)		390,000	376,172
4.38%, 1/15/28(c)		45,000	43,973
3.50%, 2/15/29(c)		40,000	37,849
6.13%, 6/15/29(c)		165,000	168,642
5.63%, 9/15/29(c)		10,000	10,060
4.00%, 10/15/30(c)		500,000	463,256

Canadian Imperial Bank of Commerce, (SOFR + 1.03%), 4.86%, 3/30/29(j)		87,000	87,698
Canadian Pacific Railway Co., 2.88%, 11/15/29		62,000	57,990
MEG Energy Corp., 5.88%, 2/01/29(c)		255,000	255,033
Nutrien Ltd.,
4.90%, 3/27/28		19,000	19,205
2.95%, 5/13/30		158,000	146,824
		Par(b)	Value
Canada (Continued)

Open Text Corp., 3.88%, 12/01/29(c)		$5,000	$4,680
Open Text Holdings, Inc.,
4.13%, 2/15/30(c)		320,000	299,938
4.13%, 12/01/31(c)		45,000	40,952
Parkland Corp.,
4.50%, 10/01/29(c)		235,000	226,411
6.63%, 8/15/32(c)		75,000	76,660
Royal Bank of Canada,
(SOFR Index + 0.81%), 4.72%, 3/27/28(j)		98,000	98,375
(SOFR + 1.10%), 4.97%, 8/02/30(j)		46,000	46,667
(SOFR Index + 1.08%), 4.65%, 10/18/30(j)		87,000	87,010
(SOFR + 1.03%), 5.15%, 2/04/31(j)		73,000	74,448
(SOFR Index + 1.13%), 4.97%, 5/02/31(j)		52,000	52,691
(SOFR + 1.06%), 4.70%, 8/06/31(h)(j)		26,000	26,024

Saturn Oil & Gas, Inc., 9.63%, 6/15/29(c)		164,000	162,388
Toronto-Dominion Bank (The), 5.52%, 7/17/28		57,000	58,737
			2,921,683
Chile – 1.1%
Antofagasta PLC, 6.25%, 5/02/34(c)		200,000	209,331
Bonos de la Tesoreria de la Republica en pesos,
5.00%, 10/01/28(c)	CLP	225,000,000	230,952
6.00%, 4/01/33(c)	CLP	140,000,000	148,105
5.00%, 3/01/35	CLP	355,000,000	350,492
Corp Nacional del Cobre de Chile,
5.95%, 1/08/34		300,000	306,519
6.44%, 1/26/36		200,000	209,598
3.70%, 1/30/50		200,000	134,924
6.30%, 9/08/53		200,000	195,347

Latam Airlines Group S.A., 7.63%, 1/07/31(c)		200,000	206,300
			1,991,568
China – 0.9%
China Evergrande Group, 8.75%, 6/28/25(f)		200,000	3,000
China Government Bond,
2.11%, 8/25/34	CNY	6,060,000	868,194
2.57%, 5/20/54	CNY	4,650,000	727,981

Fantasia Holdings Group Co. Ltd., 11.88%, 6/01/23		200,000	5,000

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(b)	Value
China (Continued)

Kaisa Group Holdings Ltd., 9.38%, 6/30/24(f)		$200,000	$8,500
Sunac China Holdings Ltd.,
6.25%, 9/30/26(c)(e)		18,653	2,472
6.50%, 9/30/27(c)(e)		37,398	4,955
6.75%, 9/30/28(c)(e)		56,232	7,310
7.00%, 9/30/29(c)(e)		56,369	7,328
7.25%, 9/30/30(c)(e)		26,548	3,563

Yuzhou Group Holdings Co. Ltd., 6.35%, 1/13/27		200,000	13,766
			1,652,069
Colombia – 2.7%
Aris Mining Corp., 8.00%, 10/31/29(c)		200,000	205,664
Banco Davivienda S.A., (5Y US Treasury CMT + 4.59%), 8.13%, 7/02/35(c)(j)		200,000	203,498
Colombia Government International Bond,
7.38%, 4/25/30		200,000	209,500
7.75%, 11/07/36		850,000	847,450
8.75%, 11/14/53		400,000	406,000
Colombian TES,
7.00%, 6/30/32	COP	1,173,900,000	220,993
13.25%, 2/09/33	COP	1,994,500,000	508,724
7.25%, 10/18/34	COP	208,400,000	37,430
6.25%, 7/09/36	COP	5,912,200,000	940,059
9.25%, 5/28/42	COP	1,969,800,000	376,100
Ecopetrol S.A.,
7.75%, 2/01/32		105,000	104,556
8.38%, 1/19/36		220,000	217,258
5.88%, 5/28/45		195,000	138,267

EnfraGen Energia Sur S.A.U./EnfraGen Chile S.p.A./EnfraGen Spain S.A.U., 8.50%, 6/30/32(c)		200,000	203,490
Geopart Ltd., 8.75%, 1/31/30(c)		200,000	172,880
Termocandelaria Power S.A., 7.75%, 9/17/31(c)		200,000	205,946
			4,997,815
Costa Rica – 0.2%
Costa Rica Government International Bond,
6.55%, 4/03/34(c)		200,000	208,922
7.30%, 11/13/54(c)		200,000	207,750
			416,672
		Par(b)	Value
Czech Republic – 1.0%
Czech Republic Government Bond,
2.75%, 7/23/29	CZK	5,050,000	$225,523
0.95%, 5/15/30	CZK	10,910,000	442,261
5.00%, 9/30/30	CZK	13,930,000	677,381
1.20%, 3/13/31	CZK	6,210,000	248,749
1.75%, 6/23/32	CZK	5,220,000	209,044
			1,802,958
Denmark – 0.1%
Danske Bank A/S, (1Y US Treasury CMT + 1.10%), 4.61%, 10/02/30(c)(j)		$200,000	199,390
Dominican Republic – 0.5%
Dominican Republic International Bond,
4.50%, 1/30/30(c)		280,000	266,812
4.88%, 9/23/32(c)		200,000	184,860
6.95%, 3/15/37(c)		200,000	204,900
6.85%, 1/27/45		200,000	199,800
			856,372
Ecuador – 0.3%
Ecuador Government International Bond,
6.90%, 7/31/30		133,030	116,667
0.00%, 7/31/30(d)		105,700	75,681
6.90%, 7/31/35(c)		334,752	249,893
(Step to 5.50% on 7/31/26), 5.00%, 7/31/40(l)		114,300	71,495
			513,736
Egypt – 0.5%
Egypt Government International Bond,
7.05%, 1/15/32(c)		313,000	287,034
7.63%, 5/29/32		426,000	400,214
8.50%, 1/31/47		300,000	243,649
			930,897
El Salvador – 0.1%
El Salvador Government International Bond,
8.25%, 4/10/32		34,000	34,629
7.63%, 2/01/41		150,000	135,900
			170,529
France – 0.1%
L'Oreal S.A., 5.00%, 5/20/35(c)		200,000	201,731
TotalEnergies Capital S.A., 5.64%, 4/05/64		50,000	47,946
			249,677

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(b)	Value
Gabon – 0.2%
Gabon Government International Bond, 6.63%, 2/06/31		$575,000	$472,007
Germany – 0.5%
Deutsche Bank A.G.,
(SOFR + 1.72%), 5.30%, 5/09/31(j)		150,000	152,497
(SOFR + 1.30%), 4.95%, 8/04/31(j)		150,000	150,248

Deutsche Telekom International Finance B.V., 4.38%, 6/21/28(c)		150,000	149,903
ZF North America Capital, Inc.,
6.88%, 4/14/28(c)		300,000	299,447
6.88%, 4/23/32(c)		225,000	209,953
			962,048
Ghana – 0.2%
Ghana Government International Bond,
(Step to 6.00% on 7/03/28), 5.00%, 7/03/29(l)		80,550	76,850
0.00%, 1/03/30(d)		40,999	34,279
(Step to 6.00% on 7/03/28), 5.00%, 7/03/35(l)		237,320	191,435
			302,564
Guatemala – 0.2%
Guatemala Government Bond,
6.05%, 8/06/31(c)		200,000	203,838
6.55%, 2/06/37(c)		200,000	203,516
			407,354
Honduras – 0.1%
Honduras Government International Bond, 8.63%, 11/27/34(c)		150,000	156,600
Hungary – 0.6%
Hungary Government Bond,
2.75%, 12/22/26	HUF	77,250,000	211,094
3.25%, 10/22/31	HUF	59,400,000	139,783
2.25%, 4/20/33	HUF	116,230,000	240,484
7.00%, 10/24/35	HUF	126,650,000	357,443

Magyar Export-Import Bank Zrt., 6.13%, 12/04/27(c)		200,000	204,737
			1,153,541
		Par(b)	Value
India – 1.9%
India Government Bond,
6.75%, 12/23/29	INR	41,310,000	$484,753
7.17%, 4/17/30	INR	3,000,000	35,762
7.18%, 8/14/33	INR	120,260,000	1,436,544
7.10%, 4/08/34	INR	52,970,000	630,182
6.79%, 10/07/34	INR	38,030,000	446,740
7.09%, 8/05/54	INR	40,880,000	473,363
			3,507,344
Indonesia – 1.9%
Freeport Indonesia PT, 5.32%, 4/14/32(c)		$200,000	201,418
Indonesia Government International Bond, 5.65%, 1/11/53		250,000	248,572
Indonesia Treasury Bond,
9.00%, 3/15/29	IDR	4,814,000,000	318,223
6.50%, 7/15/30	IDR	8,891,000,000	549,481
7.00%, 9/15/30	IDR	3,482,000,000	218,613
6.75%, 7/15/35	IDR	15,430,000,000	951,087
7.13%, 8/15/40	IDR	11,526,000,000	718,852
7.13%, 8/15/45	IDR	1,781,000,000	110,737

Perusahaan Penerbit SBSN Indonesia III, 5.60%, 11/15/33(c)		200,000	208,960
			3,525,943
Ireland – 0.1%
GGAM Finance Ltd.,
6.88%, 4/15/29(c)		50,000	51,511
5.88%, 3/15/30(c)		195,000	194,764
			246,275
Israel – 1.0%
Energean Israel Finance Ltd., 5.38%, 3/30/28(c)		30,000	28,817
Israel Government International Bond, 5.50%, 3/12/34		600,000	605,419
Leviathan Bond Ltd., 6.50%, 6/30/27(c)		20,000	19,850
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36		30,000	30,477
Teva Pharmaceutical Finance Netherlands III B.V.,
3.15%, 10/01/26		77,000	75,316
7.88%, 9/15/29		200,000	218,094
4.10%, 10/01/46		917,000	652,575

Teva Pharmaceutical Finance Netherlands IV B.V., 5.75%, 12/01/30		200,000	202,917
			1,833,465

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(b)	Value
Italy – 0.5%
Fibercop S.p.A.,
6.38%, 11/15/33(c)	$59,000	$57,153
6.00%, 9/30/34(c)	9,000	8,501
7.20%, 7/18/36(c)	59,000	58,422

Snam S.p.A., 5.00%, 5/28/30(c)	200,000	200,831
UniCredit S.p.A., (5Y US Treasury CMT + 4.75%), 5.46%, 6/30/35(c)(j)	600,000	595,637
		920,544
Ivory Coast – 0.4%
Ivory Coast Government International Bond,
5.75%, 12/31/32	134,084	128,238
6.13%, 6/15/33	244,000	225,721
8.08%, 4/01/36(c)	502,000	494,415
		848,374
Jamaica – 0.2%
Digicel International Finance Ltd./Difl U.S. LLC, 8.63%, 8/01/32(c)(h)	200,000	202,013
Montego Bay Airport Revenue Finance Ltd., 6.60%, 6/15/35(c)	200,000	199,934
		401,947
Japan – 0.9%
Honda Motor Co. Ltd.,
4.69%, 7/08/30	99,000	99,062
5.34%, 7/08/35	150,000	149,986

Mitsubishi UFJ Financial Group, Inc., (1Y US Treasury CMT + 1.27%), 5.62%, 4/24/36(j)	200,000	206,587
NTT Finance Corp., 5.17%, 7/16/32(c)	200,000	201,726
ORIX Corp., 5.40%, 2/25/35	49,000	49,602
Rakuten Group, Inc.,
11.25%, 2/15/27(c)	400,000	433,500
9.75%, 4/15/29(c)	245,000	268,255

SoftBank Corp., 5.33%, 7/09/35(c)	263,000	259,941
Toyota Motor Corp., 5.05%, 6/30/35	53,000	53,110
		1,721,769
Kazakhstan – 0.4%
Baiterek National Managing Holding JSC, 5.45%, 5/08/28(c)	200,000	201,678
ForteBank JSC, 7.75%, 2/04/30(c)	200,000	203,389
		Par(b)	Value
Kazakhstan (Continued)
Kaspi.KZ JSC, 6.25%, 3/26/30(c)		$200,000	$203,711
Kazakhstan Government International Bond, 5.00%, 7/01/32(c)		200,000	200,640
			809,418
Lebanon – 0.1%
Lebanon Government International Bond,
6.10%, 10/04/22(f)		200,000	36,900
6.00%, 1/27/23(f)		245,000	45,202
6.65%, 4/22/24(f)		178,000	33,019
6.20%, 2/26/25(f)		139,000	26,028
			141,149
Luxembourg – 0.1%
Altice Financing S.A., 5.00%, 1/15/28(c)		240,000	192,350
Macau – 0.1%
MGM China Holdings Ltd., 7.13%, 6/26/31(c)		205,000	213,490
Malaysia – 1.8%
Malaysia Government Bond,
3.73%, 6/15/28	MYR	1,610,000	384,222
3.89%, 8/15/29	MYR	3,048,000	734,076
4.76%, 4/07/37	MYR	2,369,000	618,247
4.89%, 6/08/38	MYR	2,185,000	579,621
4.05%, 4/18/39	MYR	1,259,000	309,233
3.76%, 5/22/40	MYR	778,000	184,258
4.18%, 5/16/44	MYR	319,000	79,081

Malaysia Government Investment Issue, 3.47%, 10/15/30	MYR	1,720,000	407,370
			3,296,108
Mexico – 3.0%
Cemex S.A.B. de C.V., (5Y US Treasury CMT + 3.52%), 7.20%, 6/10/30(c)(i)(j)		450,000	459,427
Comision Federal de Electricidad, 6.45%, 1/24/35(c)		200,000	196,916
FIEMEX Energia - Banco Actinver S.A. Institucion de Banca Multiple, 7.25%, 1/31/41(c)		198,101	202,638
Mexican Bonos,
8.50%, 3/01/29	MXN	5,550,000	293,022
7.75%, 5/29/31	MXN	11,708,600	589,362
7.50%, 5/26/33	MXN	13,813,800	665,754
7.75%, 11/23/34	MXN	11,849,900	569,508

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(b)	Value
Mexico (Continued)
Mexican Bonos,
10.00%, 11/20/36	MXN	1,224,400	$67,749
8.50%, 11/18/38	MXN	10,499,200	508,932
7.75%, 11/13/42	MXN	5,936,800	258,868
Mexico Government International Bond,
6.35%, 2/09/35		$600,000	609,000
6.88%, 5/13/37		200,000	206,400
6.34%, 5/04/53		330,000	301,455
Petroleos Mexicanos,
6.50%, 3/13/27		75,000	75,030
8.75%, 6/02/29		32,808	34,575
5.95%, 1/28/31		143,000	132,732
6.70%, 2/16/32		150,000	142,980
6.63%, 6/15/35		114,000	101,618
6.38%, 1/23/45		34,000	25,674
6.75%, 9/21/47		126,000	97,603
7.69%, 1/23/50		57,000	48,322
			5,587,565
Mongolia – 0.1%
Mongolia Government International Bond, 8.65%, 1/19/28		200,000	211,298
Morocco – 0.3%
Morocco Government International Bond, 5.95%, 3/08/28(c)		200,000	205,588
OCP S.A.,
6.70%, 3/01/36(c)		200,000	202,392
7.50%, 5/02/54(c)		200,000	202,104
			610,084
Mozambique – 0.1%
Mozambique International Bond, 9.00%, 9/15/31		200,000	175,109
Oman – 0.4%
Oman Government International Bond,
6.25%, 1/25/31(c)		500,000	536,518
6.50%, 3/08/47		200,000	210,005
			746,523
Pakistan – 0.2%
Pakistan Government International Bond, 6.88%, 12/05/27		335,000	328,468
Panama – 0.4%
Panama Government International Bond,
3.16%, 1/23/30		200,000	180,130
		Par(b)	Value
Panama (Continued)
Panama Government International Bond,
6.40%, 2/14/35		$200,000	$196,750
7.88%, 3/01/57		325,000	338,813
			715,693
Peru – 0.3%
Banco de Credito del Peru S.A., (5Y US Treasury CMT + 2.24%), 5.80%, 3/10/35(c)(j)		200,000	200,250
Peruvian Government International Bond,
5.38%, 2/08/35		210,000	209,070
6.55%, 3/14/37		79,000	85,320
6.20%, 6/30/55		90,000	90,247
			584,887
Philippines – 0.8%
Philippine Government Bond, 6.38%, 4/28/35	PHP	40,640,000	708,330
Philippine Government International Bond,
5.50%, 1/17/48		600,000	591,850
5.90%, 2/04/50		200,000	205,579
			1,505,759
Poland – 2.1%
Bank Gospodarstwa Krajowego, 5.75%, 7/09/34(c)		200,000	207,080
Republic of Poland Government Bond,
1.25%, 10/25/30	PLN	2,014,000	449,825
1.75%, 4/25/32	PLN	4,442,000	958,009
5.00%, 10/25/34	PLN	4,288,000	1,113,982
Republic of Poland Government International Bond,
4.63%, 3/18/29		357,000	360,818
4.88%, 2/12/30		174,000	177,822
4.88%, 10/04/33		285,000	284,153
5.38%, 2/12/35		40,000	40,779
5.50%, 3/18/54		403,000	376,732
			3,969,200
Romania – 1.7%
Romania Government Bond,
5.80%, 7/26/27	RON	620,000	136,009
5.00%, 2/12/29	RON	470,000	98,233
7.35%, 4/28/31	RON	1,605,000	361,620
6.70%, 2/25/32	RON	1,465,000	319,497
7.20%, 10/30/33	RON	545,000	122,088
4.75%, 10/11/34	RON	780,000	147,617

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(b)	Value
Romania (Continued)
Romanian Government International Bond,
6.63%, 2/17/28(c)		$110,000	$113,917
5.88%, 1/30/29(c)		468,000	475,223
5.75%, 9/16/30(c)		260,000	261,164
7.13%, 1/17/33(c)		308,000	326,793
6.38%, 1/30/34(c)		288,000	287,111
5.75%, 3/24/35		68,000	64,433
7.50%, 2/10/37		96,000	101,870
4.00%, 2/14/51		104,000	67,520
7.63%, 1/17/53(c)		320,000	333,571
			3,216,666
Saudi Arabia – 1.3%
Saudi Arabian Oil Co.,
2.25%, 11/24/30		200,000	178,769
5.25%, 7/17/34(c)		200,000	202,314
6.38%, 6/02/55(c)		200,000	202,840
Saudi Government International Bond,
4.75%, 1/16/30(c)		404,000	408,056
5.00%, 1/16/34		830,000	835,312
3.75%, 3/05/37(c)	EUR	200,000	224,926
5.75%, 1/16/54(c)		406,000	391,036
			2,443,253
Senegal – 0.6%
Senegal Government International Bond,
7.75%, 6/10/31		834,000	681,741
6.25%, 5/23/33		600,000	443,807
			1,125,548
Serbia – 0.1%
Telecommunications co Telekom Srbija AD Belgrade, 7.00%, 10/28/29(c)		200,000	199,862
South Africa – 2.2%
Eskom Holdings SOC Ltd., 8.45%, 8/10/28		400,000	422,942
Republic of South Africa Government Bond,
10.50%, 12/21/26	ZAR	6,400,000	364,069
7.00%, 2/28/31	ZAR	5,411,193	277,342
8.25%, 3/31/32	ZAR	5,528,933	293,887
8.88%, 2/28/35	ZAR	18,911,512	989,822
8.50%, 1/31/37	ZAR	12,160,510	593,487
9.00%, 1/31/40	ZAR	10,406,227	505,384
8.75%, 1/31/44	ZAR	7,461,447	342,396
		Par(b)	Value
South Africa (Continued)
Republic of South Africa Government International Bond,
4.85%, 9/30/29		$100,000	$96,360
5.65%, 9/27/47		250,000	187,438
			4,073,127
Spain – 0.2%
Banco Santander S.A., 5.44%, 7/15/31		200,000	207,367
CaixaBank S.A., (SOFR + 1.36%), 4.89%, 7/03/31(c)(j)		220,000	220,492
			427,859
Sri Lanka – 0.2%
Sri Lanka Government International Bond,
(Step to 3.35% on 7/15/27), 3.10%, 1/15/30(c)(l)		228,618	205,185
(Step to 5.10% on 12/15/27), 3.60%, 6/15/35(c)(l)		80,948	57,398
(Step to 3.85% on 11/15/27), 3.60%, 5/15/36(c)(l)		113,179	95,036
(Step to 3.85% on 8/15/27), 3.60%, 2/15/38(l)		60,000	50,293
			407,912
Switzerland – 0.2%
Tyco Electronics Group S.A., 4.50%, 2/09/31		37,000	36,918
UBS Group A.G.,
7.00%, 2/05/35(i)		200,000	200,000
(SOFR + 1.76%), 5.58%, 5/09/36(c)(j)		200,000	203,700
			440,618
Thailand – 1.0%
Thailand Government Bond,
3.39%, 6/17/37	THB	14,769,000	535,672
3.30%, 6/17/38	THB	4,435,000	160,029
3.45%, 6/17/43	THB	31,204,000	1,158,697
			1,854,398
Trinidad and Tobago – 0.1%
Port of Spain Waterfront Development, 7.88%, 2/19/40(c)		200,000	195,500

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(b)	Value
Turkey – 0.9%
Akbank T.A.S., (5Y US Treasury CMT + 5.27%), 9.37%, 3/14/29(c)(i)(j)		$200,000	$207,324
Hazine Mustesarligi Varlik Kiralama AS, 8.51%, 1/14/29(c)		200,000	213,249
Istanbul Metropolitan Municipality, 10.50%, 12/06/28(c)		200,000	216,377
Limak Cimento Sanayi ve Ticaret AS, 9.75%, 7/25/29		200,000	203,021
Turkiye Government Bond, 30.00%, 9/12/29	TRY	20,200,000	457,674
Turkiye Vakiflar Bankasi T.A.O., (5Y US Treasury CMT + 5.49%), 10.12%, 4/24/29(c)(i)(j)		200,000	212,260
Zorlu Enerji Elektrik Uretim A.S., 11.00%, 4/23/30(c)		200,000	193,507
			1,703,412
Ukraine – 0.4%
Ukraine Government International Bond,
4.50%, 2/01/29		17,588	10,614
41.04%, 2/01/30		123,100	57,316
(Step to 3.00% on 2/01/27), 32.73%, 2/01/34(c)(l)		126,049	47,025
(Step to 6.00% on 2/01/27), 4.50%, 2/01/34(c)(l)		168,958	85,377
32.73%, 2/01/34		138,700	51,745
4.50%, 2/01/34		78,013	39,421
25.49%, 2/01/35		40,241	18,620
(Step to 3.00% on 2/01/27), 25.49%, 2/01/35(c)(l)		56,519	26,152
4.50%, 2/01/35		73,488	37,406
(Step to 6.00% on 2/01/27), 4.50%, 2/01/35(c)(l)		246,305	125,371
7.75%, 2/01/36		37,000	17,183
(Step to 6.00% on 2/01/27), 4.50%, 2/01/36(c)(l)		175,550	86,546
(Step to 3.00% on 2/01/27), 7.75%, 2/01/36(c)(l)		48,764	22,546
2.04%, 8/01/41		157,000	116,298
			741,620
United Arab Emirates – 0.7%
Adnoc Murban Rsc Ltd.,
4.50%, 9/11/34(c)		400,000	392,243
	Par(b)	Value
United Arab Emirates (Continued)
Adnoc Murban Rsc Ltd.,
5.13%, 9/11/54(c)	$225,000	$207,459
Galaxy Pipeline Assets Bidco Ltd.,
2.63%, 3/31/36(c)	200,000	171,628
2.94%, 9/30/40(c)	198,729	164,459
MDGH GMTN RSC Ltd.,
5.50%, 4/28/33	200,000	209,292
5.88%, 5/01/34	200,000	213,500
		1,358,581
United Kingdom – 1.4%
Ardonagh Finco Ltd., 7.75%, 2/15/31(c)	940,000	980,102
BAT Capital Corp.,
5.35%, 8/15/32	33,000	33,679
7.08%, 8/02/43	41,000	45,119
3.98%, 9/25/50	50,000	35,817
Global Auto Holdings Ltd./AAG FH UK Ltd.,
8.38%, 1/15/29(c)	400,000	372,198
11.50%, 8/15/29(c)	200,000	198,518

Imperial Brands Finance PLC, 5.63%, 7/01/35(c)	200,000	200,182
Lloyds Banking Group PLC, (1Y US Treasury CMT + 1.60%), 6.07%, 6/13/36(j)	200,000	204,644
Macquarie Airfinance Holdings Ltd., 8.13%, 3/30/29(c)	46,000	48,015
RELX Capital, Inc.,
4.75%, 3/27/30	31,000	31,373
5.25%, 3/27/35	102,000	103,883

Reynolds American, Inc., 5.85%, 8/15/45	20,000	19,379
Santander UK Group Holdings PLC, (SOFR Index + 1.52%), 5.69%, 4/15/31(j)	200,000	206,987
Smith & Nephew PLC, 2.03%, 10/14/30	75,000	65,615
		2,545,511
Uruguay – 0.3%
Uruguay Government International Bond,
5.44%, 2/14/37	200,000	203,800
4.98%, 4/20/55	327,029	287,252
		491,052

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(b)	Value
Uzbekistan – 0.2%
Republic of Uzbekistan International Bond, 3.90%, 10/19/31	$200,000	$177,318
Uzbekneftegaz JSC, 8.75%, 5/07/30(c)	200,000	210,046
		387,364
Venezuela – 0.2%
Petroleos de Venezuela S.A.,
9.00%, 11/17/21(f)	185,101	26,284
6.00%, 5/16/24(f)	340,653	47,010
5.38%, 4/12/27(f)	361,000	49,685
Venezuela Government International Bond,
7.75%, 10/13/19(f)	93,400	14,253
8.25%, 10/13/24(f)	259,100	47,312
11.75%, 10/21/26(f)	42,200	9,183
9.25%, 9/15/27(f)	201,200	43,781
9.25%, 5/07/28(f)	425,300	82,976
11.95%, 8/05/31(f)	92,000	18,639
		339,123
Zambia – 0.2%
First Quantum Minerals Ltd., 9.38%, 3/01/29(c)	290,000	307,316
Zambia Government International Bond,
(Step to 7.50% on 6/30/31), 5.75%, 6/30/33(l)	47,373	44,091
0.50%, 12/31/53	77,000	56,255
		407,662
Total Foreign Issuer Bonds (Cost $82,980,958)		84,054,960

Mortgage-Backed Securities – 0.5%
Commercial Mortgage-Backed Securities – 0.5%
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class D, 4.74%, 5/10/47(c)(m)	175,000	150,934
COMM Mortgage Trust, Series 2012-CR3, Class B, 3.92%, 10/15/45(c)	95,048	88,092
GS Mortgage Securities Trust,
Series 2011-GC5, Class C, 5.15%, 8/10/44(c)(m)	35,000	30,764
Series 2013-GC13, Class C, 3.88%, 7/10/46(c)(m)	320,000	293,843
	Par(b)	Value
Commercial Mortgage-Backed Securities (Continued)
GS Mortgage Securities Trust,
Series 2014-GC22, Class D, 4.57%, 6/10/47(c)(m)	$50,000	$12,521

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class C, 5.36%, 2/15/46(c)	100,000	93,479
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class B, 4.08%, 8/15/46(m)	110,000	73,150
MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class C, 4.28%, 10/15/30(c)(m)	100,000	65,530
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class C, 4.11%, 11/15/59(m)	45,000	38,985
WFRBS Commercial Mortgage Trust,
Series 2011-C3, Class D, 5.85%, 3/15/44(c)(m)	56,647	18,412
Series 2012-C10, Class C, 4.31%, 12/15/45(m)	120,000	100,728
Total Mortgage-Backed Securities (Cost $1,179,990)		966,438

Term Loans – 3.1%(k)
Asset Management – 0.6%
Altera Corp., Term Loan B, 6/21/32(n)	330,000	330,412
Edelman Financial Engines Center LLC, The 2024-2 Refinancing Term Loan, (1M USD CME Term SOFR + 3.00%), 7.36%, 4/07/28	209,935	210,152
HighTower Holding LLC, Amendment No. 10 Replacement Term Loan, 2/03/32(n)	112,122	112,122
HighTower Holding LLC, Initial Term Loan, (3M USD CME Term SOFR + 3.00%), 7.26%, 2/03/32	112,122	112,122

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(b)	Value
Asset Management (Continued)
Osaic Holdings, Inc., Initial Term Loan, 7/30/32(n)	$49,093	$49,093
Russell Investments US Institutional Holdco, Inc., 2027 Term Loan, 5/30/27(n)	340,000	327,845
		1,141,746
Chemicals – 0.1%
Chemours Co., The Tranche B-3 US$ Term Loan, (1M USD CME Term SOFR + 3.00%, 0.50% Floor), 7.36%, 8/18/28	99,233	99,109
Commercial Support Services – 0.6%
First Advantage Holdings LLC, Term B-2 Loan, (1M USD CME Term SOFR + 3.25%), 7.57%, 10/31/31	417,734	419,041
First Advantage Holdings LLC, Term B-3 Loan, 10/31/31(n)	412,909	414,201
Ryan LLC, Closing Date Initial Term Loan, (1M USD CME Term SOFR + 3.50%, 0.50% Floor), 7.86%, 11/14/30	163,774	163,796
VT Topco, Inc., Second Amendment Term Loan, (1M USD CME Term SOFR + 3.00%, 0.50% Floor), 7.36%, 8/09/30	110,543	110,917
		1,107,955
Consumer Cyclical – 0.1%
Horizon Midco 2 Ltd., Term B Loan, (3M USD CME Term SOFR + 4.75%), 9.06%, 10/31/31	261,614	256,599
Diversified Industrials – 0.1%
GrafTech Global Enterprises, Inc., Delayed Draw Term Loan, 12/21/29(n)(o)	70,299	71,704
GrafTech Global Enterprises, Inc., Term Loan, (1M USD CME Term SOFR + 6.00%, 2.00% Floor), 10.35%, 12/21/29	123,022	125,483
		197,187
Health Care Facilities & Services – 0.2%
Hanger, Inc., Delayed Draw Term Loan,
10/23/31(o)	11,219	11,245
	Par(b)	Value
Health Care Facilities & Services (Continued)
Hanger, Inc., Delayed Draw Term Loan,
(1M USD CME Term SOFR + 3.50%), 7.86%, 10/23/31	$1,975	$1,979

Hanger, Inc., Initial Term Loan, (1M USD CME Term SOFR + 3.50%), 7.86%, 10/23/31	104,050	104,289
Inception Finco S.a.r.l. Facility B-6, (3M USD CME Term SOFR + 3.75%), 8.05%, 4/18/31	203,984	204,877
IVC Acquisition Ltd., Facility B-12, (3M USD CME Term SOFR + 3.75%), 8.05%, 12/12/28	104,796	105,221
		427,611
Insurance – 0.3%
Amynta Agency Borrower, Inc., (Amynta Warranty Borrower, Inc.), 2025-1 Refinancing Term Loan, 12/29/31(n)	277,903	277,973
Asurion LLC, New B-11 Term Loan, (1M USD CME Term SOFR + 4.25%), 8.71%, 8/19/28	151,916	150,365
Truist Insurance Holdings LLC, Initial Term Loan, (3M USD CME Term SOFR + 4.75%), 9.05%, 5/06/32	135,050	137,717
		566,055
Internet Media & Services – 0.1%
Stubhub Holdco Sub LLC, Extended USD Term B Loan, (1M USD CME Term SOFR + 4.75%), 9.11%, 3/15/30	227,478	225,063
IT Services – 0.2%
Fortress Intermediate 3, Inc., Tranche B Term Loan, (1M USD CME Term SOFR + 3.00%), 7.32%, 6/27/31	304,462	304,462
Medical Equipment & Devices – 0.2%
Bausch + Lomb Corp., Third Amendment Term Loan, (1M USD CME Term SOFR + 4.25%), 8.61%, 1/15/31	315,080	315,947

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(b)	Value
Software – 0.1%
GoTo Group, Inc., Exchange First Out Term Loan, (3M USD CME Term SOFR + 4.75%), 9.22%, 4/28/28	$73,442	$64,446
Project Alpha Intermediate Holding, Inc., Second Amendment Refinancing Term Loan, (3M USD CME Term SOFR + 3.25%, 0.50% Floor), 7.55%, 10/26/30	105,284	105,468
		169,914
Specialty Finance – 0.2%
Dechra Pharmaceuticals Holdings Ltd., Facility B-1, (6M USD CME Term SOFR + 3.25%), 7.45%, 1/27/32	209,968	210,939
Mermaid Bidco, Inc., Facility B, (3M USD CME Term SOFR + 3.25%), 7.51%, 7/03/31	179,547	179,597
		390,536
Technology Hardware – 0.2%
Commscope LLC, Initial Term Loan, (1M USD CME Term SOFR + 5.25%, 2.00% Floor), 9.61%, 12/17/29	352,997	358,535
Telecommunications – 0.1%
Crown Subsea Communications Holding, Inc., 2024 Term Loan Retired 07/15/2025, (3M USD CME Term SOFR + 4.00%, 0.75% Floor), 8.33%, 1/30/31	104,735	105,346
Crown Subsea Communications Holding, Inc., 2025 Term Loan, (3M USD CME Term SOFR + 3.50%, 0.75% Floor), 7.82%, 1/30/31	104,736	105,303
		210,649
Total Term Loans (Cost $5,748,435)		5,771,368

U.S. Government Obligations – 0.4%
U.S. Treasury Bonds – 0.1%
5.00%, 5/15/45	72,400	73,463
4.63%, 2/15/55	39,100	37,457
		110,920
U.S. Treasury Notes – 0.3%
3.88%, 7/31/27	381,600	381,108
	Par(b)	Value
U.S. Treasury Notes (Continued)
3.88%, 7/15/28	$76,000	$75,976
3.88%, 6/30/30	35,000	34,874
3.88%, 7/31/30	60,100	59,884
4.00%, 7/31/32	18,800	18,639
4.25%, 5/15/35	48,400	47,977
		618,458
Total U.S. Government Obligations (Cost $729,426)		729,378

	Number of Shares
Warrants – 0.0%(a)
Engineering & Construction – 0.0%(a)
Mcdermott International Ltd.(p)*	4,298	—
Mcdermott International Ltd. (OTC Exchange)(p)*	3,868	—
Total Warrants (Cost $6,000)		—

		Par(b)/Number of Shares
Short-Term Investments – 6.0%
Convertible Bonds – 0.0%(a)
Sea Ltd., 2.38%, 12/01/25		26,000	45,045

Spotify USA, Inc., 0.00%, 3/15/26(d)		13,000	16,426

Tyler Technologies, Inc., 0.25%, 3/15/26		20,000	24,170
			85,641
Corporate Bonds – 0.3%
DISH DBS Corp., 7.75%, 7/01/26		355,000	315,506

Sempra, (5Y US Treasury CMT + 4.55%), 4.88%, 10/15/25(i)(j)		91,000	90,570

Travel + Leisure Co., 6.63%, 7/31/26(c)		145,000	146,068

United Airlines Pass Through Trust, Series 2020-1, Class B, 4.88%, 1/15/26		35,375	35,317
			587,461
Foreign Issuer Bonds – 1.7%
Agile Group Holdings Ltd., 6.05%, 10/13/25(f)		205,000	10,652
Egypt Treasury Bills,
22.91%, 9/09/25(q)	EGP	18,400,000	367,990

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(b)/Number of Shares	Value
Foreign Issuer Bonds (Continued)
Egypt Treasury Bills,
24.24%, 9/16/25(q)	EGP	22,775,000	$453,017
23.18%, 10/14/25(q)	EGP	5,925,000	115,392
24.98%, 10/28/25(q)	EGP	9,850,000	189,890

Ghana Government International Bond, 0.00%, 7/03/26(d)		14,800	14,180
Nigeria OMO Bills,
24.15%, 8/19/25(q)	NGN	975,000,000	628,093
22.03%, 11/04/25(q)	NGN	1,193,000,000	729,179
22.26%, 12/02/25(q)	NGN	137,457,000	82,559
22.26%, 12/09/25(q)	NGN	209,884,000	127,005
20.75%, 3/17/26(q)	NGN	685,000,000	386,039

Sunac China Holdings Ltd., 6.00%, 9/30/25(c)(e)		18,607	2,457

Times China Holdings Ltd., 6.20%, 3/22/26(f)		215,000	7,202

Zhenro Properties Group Ltd., 6.63%, 1/07/26(f)		200,000	86
			3,113,741
Money Market Fund – 3.4%
Northern Institutional Funds - Treasury Portfolio (Premier),4.15%(r)		6,302,148	6,302,148
U.S. Treasury Bills – 0.6%
U.S. Treasury Bills,
4.16%, 9/25/25(q)		870,000	864,285
4.18%, 10/09/25(q)(s)		330,000	327,310
			1,191,595
Total Short-Term Investments (Cost $11,693,852)			11,280,586

Number of Contracts		Notional Amount	Value
Purchased Options – 0.0%(a)
Call Options - Over the Counter – 0.0%(a)
U.S. Dollar vs. Euro, Strike Price USD 1.18, Expires 11/05/25, Counterparty: BNP Paribas	1	$1,627,119 (t)	$10,327
Total Purchased Options (Premiums Paid $44,066)			10,327

Total Investments – 100.4% (Cost $188,048,016)	187,920,486
Liabilities less Other Assets – (0.4)%(u)	(810,729)
NET ASSETS – 100.0%	$187,109,757

Percentages shown are based on Net Assets.

(a)	Amount rounds to less than 0.05%.
(b)	Par value is in USD unless otherwise indicated.
(c)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2025, these securities had a total value of $67,498,536 or 36.07%
of net assets.

(d)	Zero coupon bond.
(e)	Issuer has defaulted on terms of debt obligation.
(f)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(g)	Distributions from this security are made via payments in-kind (PIK) unless otherwise noted in the description.
(h)	When-Issued Security. Coupon rate was not yet in effect at July 31, 2025.
(i)	Perpetual bond. Maturity date represents next call date.
(j)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of July 31, 2025 is disclosed.
(k)	Variable or floating rate security. Rate as of July 31, 2025 is disclosed.
(l)	Step coupon bond. Rate as of July 31, 2025 is disclosed.

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
(m)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of July 31, 2025 is disclosed.

(n)	Position is unsettled. Contract rate was not determined at July 31, 2025 and does not take effect until settlement date.
(o)	Unfunded loan commitment. As of July 31, 2025, total value of unfunded loan commitment is $82,949.
(p)	Investment is valued using significant unobservable inputs (Level 3).
(q)	Discount rate at the time of purchase.
(r)	7-day current yield as of July 31, 2025 is disclosed.
(s)	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap agreements.
(t)	The notional amount is EUR.
(u)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
*	Non-Income Producing Security

Abbreviations:

1Y	1 Year
1M	1 Month
3M	3 Month
5Y	5 Year
6M	6 Month
ADR	American Depositary Receipt
BDC	Business Development Company
BRL	Brazilian Real
CDX	Credit Default Swap Index
CLP	Chilean Peso
CME	Chicago Mercantile Exchange
CMT	Constant Maturity
CNY	Chinese Offshore Yuan
COP	Colombian Peso
CZK	Czech Republic Koruna
EGP	Egyptian Pound
EUR	Euro
GMTN	Global Medium Term Note
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JSC	Joint Stock Company
L.P.	Limited Partnership
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
MSCI	Morgan Stanley Capital International
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PHP	Philippine Peso
PLC	Public Limited Company
PLN	Polish Zloty
REIT	Real Estate Investment Trust
RON	Romania New Leu
SOFR	United States Secured Overnight Financing Rate
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
Futures Contracts outstanding at July 31, 2025: Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury Long Bond	17	9/19/2025	USD	1,941,187	$26,383
Ultra U.S. Treasury Bond	3	9/19/2025	USD	351,938	3,750
2-Year U.S. Treasury Note	51	9/30/2025	USD	10,556,203	(17,361)
5-Year U.S. Treasury Note	2	9/30/2025	USD	216,344	406
Total Long Contracts					$13,178
Short Contracts
10-Year U.S. Treasury Note	(13)	9/19/2025	USD	1,443,812	$(3,391)
U.S. Treasury Long Bond	(7)	9/19/2025	USD	799,312	(15,733)
Ultra 10-Year U.S. Treasury Note	(52)	9/19/2025	USD	5,880,063	(65,284)
Ultra U.S. Treasury Bond	(1)	9/19/2025	USD	117,313	(1,883)
5-Year U.S. Treasury Note	(6)	9/30/2025	USD	649,031	797
Total Short Contracts					$(85,494)
					$(72,316)

Forward Foreign Currency Exchange Contracts outstanding at July 31, 2025:

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

10/27/25	Brazilian Reals	6,611,900	U.S. Dollars	1,109,100	JPMorgan Chase	$45,527
8/11/25	Mexican Pesos	14,785,400	U.S. Dollars	744,497	BNP Paribas	38,294
8/29/25	U.S. Dollars	736,228	Philippine Pesos	41,128,629	Barclays	30,448
10/07/25	U.S. Dollars	776,300	Colombian Pesos	3,154,106,900	Bank of America	28,423
8/14/25	U.S. Dollars	1,000,002	Hungarian Forints	341,115,400	Bank of America	27,473
9/23/25	Egyptian Pounds	19,182,240	U.S. Dollars	363,300	Morgan Stanley	19,810
8/07/25	U.S. Dollars	642,698	Hungarian Forints	219,490,300	Morgan Stanley	16,689
9/16/25	South Korean Won	1,297,486,197	U.S. Dollars	920,073	Barclays	12,465
9/16/25	U.S. Dollars	1,311,032	Thai Baht	42,389,689	Bank of America	8,870
8/29/25	U.S. Dollars	231,731	Philippine Pesos	13,108,408	BNP Paribas	6,787
9/26/25	U.S. Dollars	341,400	Colombian Pesos	1,413,296,994	BNP Paribas	5,868
10/14/25	U.S. Dollars	387,465	Singapore Dollars	492,810	Barclays	5,671
9/26/25	U.S. Dollars	197,954	Colombian Pesos	810,595,630	Barclays	5,510
10/27/25	U.S. Dollars	777,379	Brazilian Reals	4,426,787	Barclays	4,336
10/14/25	U.S. Dollars	383,362	Singapore Dollars	489,994	Bank of America	3,749
9/08/25	Turkish Lira	13,441,869	U.S. Dollars	317,100	Morgan Stanley	2,385
8/18/25	U.S. Dollars	371,654	Singapore Dollars	480,843	Bank of America	785
8/18/25	Malaysian Ringgit	1,587,156	U.S. Dollars	371,656	Barclays	479
Total Unrealized Appreciation						$263,569

8/22/25	Indonesian Rupiahs	2,769,290,608	U.S. Dollars	168,070	Barclays	$(223)
9/16/25	Thai Baht	19,125,089	U.S. Dollars	587,831	Bank of America	(330)

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at July 31, 2025: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
9/09/25	Polish Zloty	1,844,319	U.S. Dollars	492,557	Morgan Stanley	$(765)
8/29/25	Philippine Pesos	13,083,900	U.S. Dollars	229,725	BNP Paribas	(5,201)
9/08/25	Malaysian Ringgit	2,629,168	U.S. Dollars	621,920	Morgan Stanley	(5,251)
8/22/25	Indonesian Rupiahs	12,062,158,784	U.S. Dollars	737,071	Morgan Stanley	(5,983)
9/08/25	Thai Baht	49,120,560	U.S. Dollars	1,515,973	Barclays	(8,095)
9/16/25	South Korean Won	513,904,500	U.S. Dollars	378,149	Bank of America	(8,793)
9/23/25	U.S. Dollars	374,215	Egyptian Pounds	19,182,240	Morgan Stanley	(8,896)
10/10/25	Chilean Pesos	585,286,308	U.S. Dollars	615,443	JPMorgan Chase	(13,651)
10/14/25	Indian Rupees	66,188,250	U.S. Dollars	767,716	Barclays	(14,442)
9/26/25	Colombian Pesos	2,223,892,624	U.S. Dollars	543,740	Barclays	(15,764)
9/16/25	Japanese Yen	54,299,000	U.S. Dollars	379,666	Bank of America	(17,617)
8/07/25	Euro	540,000	U.S. Dollars	634,618	Morgan Stanley	(18,074)
9/08/25	U.S. Dollars	294,907	Turkish Lira	13,441,869	JPMorgan Chase	(24,578)
8/14/25	Euro	843,600	U.S. Dollars	989,901	BNP Paribas	(26,260)
9/16/25	Japanese Yen	135,492,453	U.S. Dollars	929,719	Barclays	(26,297)
9/16/25	U.S. Dollars	1,832,977	Thai Baht	60,649,580	BNP Paribas	(30,110)
10/27/25	U.S. Dollars	1,116,056	Brazilian Reals	6,611,900	BNP Paribas	(38,571)
10/27/25	U.S. Dollars	1,109,100	Mexican Pesos	22,265,182	Morgan Stanley	(59,825)
Total Unrealized Depreciation						$(328,726)
Net Unrealized Depreciation						$(65,157)
Credit Default Swap Contracts outstanding - Buy Protection as of July 31, 2025:
Centrally Cleared
Reference Obligation	Fixed Deal Pay Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Markit CDX North America Investment Grade Index Series 44 (Pay Quarterly)	1.00%	6/20/2030	USD	1,016,000	$(23,198)	$(17,289)	$(5,909)
Total					$(23,198)	$(17,289)	$(5,909)
Valuation Hierarchy
The following is a summary of the inputs used, as of July 31, 2025, in valuing the Fund's investments carried at fair value:
Morningstar Multisector Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Common Stocks	$2,765,131	$—	$—	$2,765,131
Convertible Bonds	—	1,467,189	—	1,467,189
Convertible Preferred Stocks	142,209	—	—	142,209

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
Morningstar Multisector Bond Fund	Level 1	Level 2	Level 3	Totals
Corporate Bonds	$256,675	$79,036,338	$—	$79,293,013
Foreign Government Inflation-Linked Bonds	—	1,439,887	—	1,439,887
Foreign Issuer Bonds	—	84,054,960	—	84,054,960
Mortgage-Backed Securities	—	966,438	—	966,438
Term Loans	—	5,771,368	—	5,771,368
U.S. Government Obligations	—	729,378	—	729,378
Warrants	—	—	— *	—
Short-Term Investments	6,302,148	4,978,438	—	11,280,586
Purchased Options	—	10,327	—	10,327
Total Investments	$9,466,163	$178,454,323	$—	$187,920,486

*Includes securities determined to have no value as of July 31, 2025.

Morningstar Multisector Bond Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Futures Contracts	$31,336	$—	$—	$31,336
Forward Foreign Currency Exchange Contracts	—	263,569	—	263,569
Total Assets - Derivative Financial Instruments	$31,336	$263,569	$—	$294,905
Liabilities:
Futures Contracts	$(103,652)	$—	$—	$(103,652)
Forward Foreign Currency Exchange Contracts	—	(328,726)	—	(328,726)
Swap Contracts	—	(5,909)	—	(5,909)
Total Liabilities - Derivative Financial Instruments	$(103,652)	$(334,635)	$—	$(438,287)
Net Derivative Financial Instruments	$(72,316)	$(71,066)	$—	$(143,382)

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments
Morningstar Global Opportunistic Equity Fund

	Number of Shares	Value
Common Stocks – 41.9%
Advertising & Marketing – 1.6%
Dentsu Group, Inc. (Japan)(a)	3,400	$67,050
Omnicom Group, Inc.(a)	72,920	5,253,886
WPP PLC (United Kingdom)	3,737	20,234
		5,341,170
Aerospace & Defense – 0.1%
BAE Systems PLC (United Kingdom)	4,944	117,967
Rolls-Royce Holdings PLC (United Kingdom)	8,332	118,256
		236,223
Apparel & Textile Products – 0.4%
Burberry Group PLC (United Kingdom)*	1,637	27,768
Cie Financiere Richemont S.A., Class A (Switzerland)(b)	595	97,149
Kering S.A. (France)	1,066	261,752
LVMH Moet Hennessy Louis Vuitton S.E. (France)	657	352,686
NIKE, Inc., Class B	2,496	186,426
Puma S.E. (Germany)	6,637	140,296
PVH Corp.	808	59,323
Samsonite Group S.A.(c)	94,200	192,141
Swatch Group (The) A.G. (Bearer) (Switzerland)	735	129,990
		1,447,531
Asset Management – 0.0%(d)
3i Group PLC (United Kingdom)	893	48,795
St. James's Place PLC (United Kingdom)	1,650	28,398
		77,193
Automotive – 0.6%
Bayerische Motoren Werke A.G. (Germany)	941	89,538
Bridgestone Corp. (Japan)	7,200	291,242
Denso Corp. (Japan)	9,600	130,247
Honda Motor Co. Ltd. (Japan)	33,800	349,928
Nissan Motor Co. Ltd. (Japan)(a)*	22,600	47,919
Stanley Electric Co. Ltd. (Japan)	8,400	158,420
Sumitomo Electric Industries Ltd. (Japan)	3,700	91,814
	Number of Shares	Value
Automotive (Continued)
Toyota Motor Corp. (Japan)	35,600	$633,239
Volkswagen A.G. (Germany)	1,214	129,466
		1,921,813
Banking – 0.6%
Barclays PLC (United Kingdom)	17,692	86,479
HSBC Holdings PLC (United Kingdom)	29,358	357,668
Lloyds Banking Group PLC (United Kingdom)	108,650	111,415
Mitsubishi UFJ Financial Group, Inc. (Japan)	33,400	460,345
Mizuho Financial Group, Inc. (Japan)	5,400	158,391
NatWest Group PLC (United Kingdom)	9,313	64,647
Resona Holdings, Inc. (Japan)	8,300	75,563
Standard Chartered PLC (United Kingdom)	4,583	82,159
Sumitomo Mitsui Financial Group, Inc. (Japan)	16,400	413,716
Sumitomo Mitsui Trust Group, Inc. (Japan)	8,800	230,690
		2,041,073
Beverages – 0.7%
Asahi Group Holdings Ltd. (Japan)	12,700	161,113
Brown-Forman Corp., Class B(a)	11,805	340,574
Constellation Brands, Inc., Class A	1,108	185,080
Diageo PLC (United Kingdom)	53,887	1,306,090
Kirin Holdings Co. Ltd. (Japan)	10,800	142,319
		2,135,176
Biotechnology & Pharmaceuticals – 0.4%
Astellas Pharma, Inc. (Japan)	15,500	160,714
AstraZeneca PLC (United Kingdom)	2,715	396,096
Chugai Pharmaceutical Co. Ltd. (Japan)	2,600	124,636
Daiichi Sankyo Co. Ltd. (Japan)	12,100	296,836
GSK PLC	8,570	157,637

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
	Number of Shares	Value
Biotechnology & Pharmaceuticals (Continued)
Ono Pharmaceutical Co. Ltd. (Japan)	6,800	$76,043
Takeda Pharmaceutical Co. Ltd. (Japan)	7,700	211,517
		1,423,479
Cable & Satellite – 0.2%
Comcast Corp., Class A	21,233	705,573
Chemicals – 0.2%
Nitto Denko Corp. (Japan)	4,000	82,776
Shin-Etsu Chemical Co. Ltd. (Japan)	11,200	322,301
Toray Industries, Inc. (Japan)	11,800	80,710
		485,787
Commercial Support Services – 3.5%
Compass Group PLC (United Kingdom)	2,460	86,443
H&R Block, Inc.	78,131	4,245,639
Recruit Holdings Co. Ltd. (Japan)	4,500	266,990
RELX PLC (United Kingdom)	2,930	152,246
Rentokil Initial PLC (United Kingdom)	620,871	3,097,183
Secom Co. Ltd. (Japan)	72,615	2,607,840
SGS S.A. (Switzerland)(b)	8,115	824,593
		11,280,934
Diversified Industrials – 0.1%
Hitachi Ltd. (Japan)	13,400	410,049
Sumitomo Heavy Industries Ltd. (Japan)	2,800	62,010
		472,059
E-Commerce Discretionary – 0.9%
Alibaba Group Holding Ltd. (China)	115,300	1,733,510
JD.com, Inc., Class A (China)	53,050	836,171
PDD Holdings, Inc. (China)*	3,904	442,909
Wayfair, Inc., Class A*	1,000	65,640
		3,078,230
Electric Utilities – 0.9%
Chubu Electric Power Co., Inc. (Japan)	6,500	79,500
National Grid PLC (United Kingdom)	188,150	2,643,900
SSE PLC (United Kingdom)	2,837	69,541
		2,792,941
	Number of Shares	Value
Electrical Equipment – 0.2%
Daikin Industries Ltd. (Japan)	1,900	$233,616
Mitsubishi Electric Corp. (Japan)	12,100	272,156
		505,772
Entertainment Content – 0.8%
NetEase, Inc. (China)	23,000	601,272
Netflix, Inc.*	844	978,534
Nexon Co. Ltd. (Japan)	5,100	93,320
Square Enix Holdings Co. Ltd. (Japan)	1,300	87,888
Walt Disney (The) Co.	6,783	807,923
		2,568,937
Food – 0.1%
MEIJI Holdings Co. Ltd. (Japan)	6,600	133,458
Yamazaki Baking Co. Ltd. (Japan)	4,086	87,287
		220,745
Gas & Water Utilities – 3.0%
Osaka Gas Co. Ltd. (Japan)	3,700	93,615
Severn Trent PLC (United Kingdom)(a)	98,524	3,454,975
Snam S.p.A. (Italy)	593,124	3,437,314
United Utilities Group PLC (United Kingdom)	176,106	2,628,885
		9,614,789
Health Care Facilities & Services – 0.3%
Alfresa Holdings Corp. (Japan)	5,400	78,386
Henry Schein, Inc.(a)*	11,650	788,123
		866,509
Home Construction – 0.0%(d)
Berkeley Group Holdings PLC (United Kingdom)	548	26,354
Sekisui House Ltd. (Japan)	2,861	60,015
		86,369
Household Products – 1.0%
Estee Lauder (The) Cos., Inc., Class A	1,403	130,956
Haleon PLC	10,390	48,736
Kao Corp. (Japan)	5,100	229,482
Reckitt Benckiser Group PLC (United Kingdom)	1,957	146,669
Unicharm Corp. (Japan)	371,100	2,566,954
Unilever PLC (London Exchange) (United Kingdom)	4,481	259,990
		3,382,787

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
	Number of Shares	Value
Industrial Support Services – 0.0%(d)
Ashtead Group PLC (United Kingdom)	630	$42,091
Institutional Financial Services – 0.1%
Daiwa Securities Group, Inc. (Japan)(a)	11,000	76,581
Japan Exchange Group, Inc. (Japan)	5,600	54,725
London Stock Exchange Group PLC (United Kingdom)	667	81,304
		212,610
Insurance – 0.2%
Aviva PLC (United Kingdom)	5,363	45,821
Dai-ichi Life Holdings, Inc. (Japan)	20,000	158,244
Legal & General Group PLC (United Kingdom)	10,687	36,155
MS&AD Insurance Group Holdings, Inc. (Japan)	5,900	126,060
Prudential PLC (Hong Kong)	8,517	108,048
Sompo Holdings, Inc. (Japan)	2,100	61,923
Tokio Marine Holdings, Inc. (Japan)	5,700	228,872
		765,123
Internet Media & Services – 4.5%
Alphabet, Inc., Class A	27,661	5,308,146
Baidu, Inc., Class A (China)*	83,250	910,866
Meituan, Class B (China)(c)*	52,870	815,655
Meta Platforms, Inc., Class A	5,226	4,041,997
Tencent Holdings Ltd. (China)	28,700	2,009,351
Tencent Music Entertainment Group ADR (China)	30,623	642,777
Trip.com Group Ltd. (China)	15,050	934,341
		14,663,133
IT Services – 0.5%
Cognizant Technology Solutions Corp., Class A	21,054	1,510,835
Leisure Facilities & Services – 3.0%
Brightstar Lottery PLC(a)	375,443	5,571,574
Entain PLC (United Kingdom)	2,131	28,617
FDJ UNITED (France)	127,020	3,961,990
	Number of Shares	Value
Leisure Facilities & Services (Continued)
InterContinental Hotels Group PLC (United Kingdom)	267	$30,716
Las Vegas Sands Corp.	679	35,579
		9,628,476
Leisure Products – 0.1%
Hasbro, Inc.	815	61,256
Mattel, Inc.*	7,239	123,135
Shimano, Inc. (Japan)	800	87,517
		271,908
Machinery – 0.3%
FANUC Corp. (Japan)	9,300	258,884
Keyence Corp. (Japan)	500	180,866
Komatsu Ltd. (Japan)	4,300	138,537
Nabtesco Corp. (Japan)	4,138	76,124
SMC Corp. (Japan)	600	208,784
Smiths Group PLC (United Kingdom)	1,296	40,145
		903,340
Medical Equipment & Devices – 2.9%
Baxter International, Inc.	123,561	2,688,687
Becton Dickinson & Co.	12,757	2,273,935
DENTSPLY SIRONA, Inc.	268,477	3,841,906
FUJIFILM Holdings Corp. (Japan)	5,900	122,379
Hoya Corp. (Japan)	1,800	227,093
Olympus Corp. (Japan)	15,800	188,764
Smith & Nephew PLC (United Kingdom)	2,930	44,779
		9,387,543
Metals & Mining – 0.2%
Anglo American PLC (South Africa)	1,649	46,400
Cameco Corp. (Canada)	4,657	349,645
Glencore PLC (Australia)*	23,148	92,900
Rio Tinto PLC (Australia)	2,488	148,184
Sumitomo Metal Mining Co. Ltd. (Japan)(a)	3,200	70,385
Valterra Platinum Ltd. (South Africa)	191	8,526
		716,040
Oil & Gas Supply Chain – 4.2%
BP PLC	287,981	1,543,660
Canadian Natural Resources Ltd. (Canada)	20,643	653,437
Cenovus Energy, Inc. (Canada)	17,446	265,543
Chevron Corp.	3,474	526,797

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
	Number of Shares	Value
Oil & Gas Supply Chain (Continued)
China Petroleum & Chemical Corp., Class H (China)	518,250	$304,121
ENEOS Holdings, Inc. (Japan)	15,600	81,879
Eni S.p.A. (Italy)	32,903	561,567
Equinor ASA (Norway)	15,399	395,563
Exxon Mobil Corp.	6,612	738,164
Galp Energia SGPS S.A. (Portugal)	6,650	126,983
Gazprom PJSC (Russia)(e)*	100,532	—
Imperial Oil Ltd. (Canada)	1,610	134,240
Inpex Corp. (Japan)	27,700	394,414
LUKOIL PJSC (Russia)(e)	3,271	—
Neste OYJ (Finland)	7,553	119,206
Petroleo Brasileiro S.A. - Petrobras ADR (Brazil)	69,278	882,602
Repsol S.A. (Spain)	27,388	415,251
Rosneft Oil Co. PJSC (Russia)(e)	48,304	—
Santos Ltd. (Australia)	71,076	357,647
Shell PLC	88,104	3,165,852
Suncor Energy, Inc. (Canada)	13,288	524,097
TotalEnergies S.E. (France)	30,368	1,805,849
Woodside Energy Group Ltd. (Australia)	33,483	566,612
		13,563,484
Publishing & Broadcasting – 0.0%(d)
Informa PLC (United Kingdom)	3,132	35,815
Real Estate Owners & Developers – 0.1%
Mitsubishi Estate Co. Ltd. (Japan)	15,100	282,709
Mitsui Fudosan Co. Ltd. (Japan)	7,100	63,462
Sumitomo Realty & Development Co. Ltd. (Japan)	2,100	76,711
		422,882
Retail - Consumer Staples – 0.2%
Alibaba Health Information Technology Ltd. (China)*	632,000	391,927
Seven & i Holdings Co. Ltd. (Japan)	10,100	133,151
Tesco PLC (United Kingdom)	15,527	87,237
		612,315
	Number of Shares	Value
Retail - Discretionary – 0.1%
Fast Retailing Co. Ltd. (Japan)	600	$183,018
RH*	148	30,432
		213,450
Semiconductors – 0.1%
Tokyo Electron Ltd. (Japan)	2,200	349,753
Software – 0.8%
Nice Ltd. ADR (Israel)(a)*	16,823	2,625,229
Specialty Finance – 5.4%
Edenred S.E. (France)	146,018	4,169,999
Experian PLC	1,385	72,977
Fiserv, Inc.*	30,831	4,283,659
Nexi SpA (Italy)(c)	902,416	5,153,012
ORIX Corp. (Japan)	5,400	121,300
PayPal Holdings, Inc.*	39,966	2,748,062
Visa, Inc., Class A	2,336	807,018
		17,356,027
Steel – 0.1%
Mitsui & Co. Ltd. (Japan)	14,500	295,171
Technology Hardware – 0.5%
Casio Computer Co. Ltd. (Japan)	9,400	74,470
Kyocera Corp. (Japan)	11,600	136,931
Murata Manufacturing Co. Ltd. (Japan)	19,900	296,193
Nidec Corp. (Japan)	7,600	145,816
Nintendo Co. Ltd. (Japan)	3,400	284,168
Panasonic Holdings Corp. (Japan)	12,500	118,241
Sony Group Corp. (Japan)	23,200	558,037
TDK Corp. (Japan)	12,800	155,942
		1,769,798
Telecommunications – 1.6%
BT Group PLC (United Kingdom)	13,201	36,053
KDDI Corp. (Japan)	13,800	226,480
NTT, Inc. (Japan)	131,600	132,898
SES S.A. (Luxembourg)	443,344	3,048,745
Softbank Corp. (Japan)	59,000	85,246
SoftBank Group Corp. (Japan)	5,600	427,610
T-Mobile U.S., Inc.	1,096	261,297
Verizon Communications, Inc.	21,532	920,708
Vodafone Group PLC (United Kingdom)	62,166	67,400
		5,206,437

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
	Number of Shares	Value
Tobacco & Cannabis – 0.1%
British American Tobacco PLC (United Kingdom)	4,917	$263,440
Transportation & Logistics – 0.1%
East Japan Railway Co. (Japan)	9,500	203,625
Wholesale - Consumer Staples – 0.2%
ITOCHU Corp. (Japan)	6,200	325,206
Mitsubishi Corp. (Japan)	14,700	289,934
		615,140
Wholesale - Discretionary – 1.0%
Bunzl PLC (United Kingdom)	112,961	3,352,397
Total Common Stocks (Cost $133,988,510)		135,671,152

Preferred Stocks – 1.1%
Automotive – 0.0%(d)
Dr. Ing hc F Porsche A.G., 3.35%(c)(f)	2,587	131,178
Household Products – 1.1%
Henkel A.G. & Co. KGaA, 3.02%(f)	43,946	3,386,441
Total Preferred Stocks (Cost $3,643,150)		3,517,619

Investment Companies – 55.0%
Fidelity MSCI Information Technology Index ETF(a)	115,979	23,861,520
Franklin FTSE Brazil ETF	193,866	3,223,061
iShares Global Consumer Staples ETF	293,821	18,734,027
	Number of Shares	Value

iShares MSCI South Korea ETF (South Korea)(a)	67,909	$4,944,454
Schwab Fundamental Emerging Markets Equity ETF(a)	561,672	18,754,228
Schwab U.S. REIT ETF	434,912	9,102,708
SPDR Portfolio S&P 600 Small Cap ETF	225,188	9,678,580
VanEck Morningstar Wide Moat ETF(a)	77,770	7,528,914
Vanguard Health Care ETF	51,479	12,431,149
Vanguard Total Stock Market ETF(a)	225,678	70,161,033
Total Investment Companies (Cost $150,054,112)		178,419,674

Short-Term Investments – 13.3%
Money Market Funds – 13.3%
Northern Institutional Funds - Liquid Assets Portfolio, 4.37%(g)(h)	36,567,138	36,567,138

Northern Institutional Funds - Treasury Portfolio (Premier), 4.15%(g)	6,496,105	6,496,105
Total Short-Term Investments (Cost $43,063,243)		43,063,243
Total Investments – 111.3% (Cost $330,749,015)		360,671,688
Liabilities less Other Assets – (11.3)%		(36,551,024)
NET ASSETS – 100.0%		$324,120,664

Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
(a)	Security either partially or fully on loan. As of July 31, 2025, the total value of securities on loan is $47,943,220.
(b)	Security sold outside United States without registration under the Securities Act of 1933.
(c)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2025, these securities had a total value of $6,291,986 or 1.94% of net assets.

(d)	Amount rounds to less than 0.05%.
(e)	Investment is valued using significant unobservable inputs (Level 3).
(f)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(g)	7-day current yield as of July 31, 2025 is disclosed.
(h)	Security purchased with the cash proceeds from securities loaned. As of July 31, 2025, total cash collateral has a value of $36,567,138 and total non-cash collateral has a value of $13,325,797.
*	Non-Income Producing Security

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
Abbreviations:

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
FTSE	Financial Times Stock Exchange
MSCI	Morgan Stanley Capital International
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
S&P	Standards & Poor's
SPDR	Standard & Poor's Depositary Receipt

Concentration by Currency (%)(a)
U.S. Dollar	72.1
Euro	8.4
British Pound	7.7
Japanese Yen	6.1
All other currencies less than 5%	5.7
Total	100.0
(a) Percentages shown are based on Net Assets.

Country Diversification (%)(a)
United States	83.7
Japan	6.1
United Kingdom	6.0
All other countries less than 5%(b)	4.2
Total	100.0

(a) Percentages shown are based on Net Assets.
(b) Includes Other.
Valuation Hierarchy
The following is a summary of the inputs used, as of July 31, 2025, in valuing the Fund's investments carried at fair value:
Morningstar Global Opportunistic Equity Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Common Stocks	$56,049,869	$79,621,283	$— *	$135,671,152
Preferred Stocks	—	3,517,619	—	3,517,619
Investment Companies	178,419,674	—	—	178,419,674
Short-Term Investments	43,063,243	—	—	43,063,243
Total Investments	$277,532,786	$83,138,902	$—	$360,671,688

*Includes securities determined to have no value as of July 31, 2025.

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments
Morningstar Alternatives Fund

	Par(a)	Value
Long Positions – 106.7%
Asset-Backed Securities – 1.4%
Other – 1.4%
Affirm Asset Securitization Trust,
Series 2023-B, Class D, 8.78%, 9/15/28(b)	$200,000	$200,729
Series 2024-A, Class 1D, 6.89%, 2/15/29(b)	300,000	301,919
Series 2024-X1, Class B, 6.34%, 5/15/29(b)	275,000	275,561
Series 2024-X1, Class C, 6.57%, 5/15/29(b)	417,000	418,787
Series 2025-X1, Class B, 5.19%, 4/15/30(b)	125,000	124,950

Affirm Master Trust, Series 2025-2A, Class C, 5.26%, 7/15/33(b)	875,000	875,638
Carvana Auto Receivables Trust, Series 2021-N2, Class B, 0.75%, 3/10/28	18,244	17,708
NetCredit Combined Receivables LLC,
Series 2024-A, Class B, 8.31%, 10/21/30(b)	250,000	255,284
Series 2025-A, Class A, 7.29%, 10/20/31(b)	184,771	186,364

Sunbit Asset Securitization Trust, Series 2025-1, Class A, 5.36%, 7/15/30(b)	330,000	329,742
		2,986,682
Total Asset-Backed Securities (Cost $2,976,403)		2,986,682

	Number of Shares
Common Stocks – 26.2%
Advertising & Marketing – 0.0%(c)
Omnicom Group, Inc.	524	37,754
Aerospace & Defense – 0.1%
AeroVironment, Inc.*	3	803
Axon Enterprise, Inc.*	2	1,511
Curtiss-Wright Corp.	2	981
General Dynamics Corp.	6	1,870
General Electric Co.	17	4,608
HEICO Corp.	3	980
Howmet Aerospace, Inc.	8	1,438
L3Harris Technologies, Inc.	237	65,132
Loar Holdings, Inc.*	7	517
Lockheed Martin Corp.	187	78,723
Northrop Grumman Corp.	66	38,056
	Number of Shares	Value
Aerospace & Defense (Continued)
RTX Corp.	22	$3,467
TransDigm Group, Inc.	1	1,609
Woodward, Inc.	3	771
		200,466
Apparel & Textile Products – 1.4%
Deckers Outdoor Corp.*	7	743
Skechers USA, Inc., Class A(d)*	47,550	3,007,538
		3,008,281
Asset Management – 1.1%
CI Financial Corp. (Canada)	106,346	2,450,655
Automotive – 0.0%(c)
Gentex Corp.	27	713
Tesla, Inc.*	45	13,872
		14,585
Banking – 1.1%
Pacific Premier Bancorp, Inc.(e)	69,289	1,501,493
Veritex Holdings, Inc.(e)	27,759	880,515
		2,382,008
Beverages – 0.0%(c)
Brown-Forman Corp., Class B	27	779
Coca-Cola (The) Co.	67	4,549
Constellation Brands, Inc., Class A	6	1,002
Keurig Dr. Pepper, Inc.	36	1,175
Molson Coors Beverage Co., Class B	8	390
Monster Beverage Corp.*	22	1,292
PepsiCo, Inc.	689	95,027
		104,214
Biotechnology & Pharmaceuticals – 1.2%
AbbVie, Inc.	477	90,162
Amgen, Inc.	267	78,792
BioMarin Pharmaceutical, Inc.*	12	694
Bristol-Myers Squibb Co.	1,926	83,415
Corcept Therapeutics, Inc.*	9	604
Eli Lilly & Co.	14	10,361
Exelixis, Inc.*	17	616
Gilead Sciences, Inc.	823	92,415
Johnson & Johnson	613	100,986
Merck & Co., Inc.	1,148	89,682
Neurocrine Biosciences, Inc.*	6	769
Regeneron Pharmaceuticals, Inc.	3	1,636

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Biotechnology & Pharmaceuticals (Continued)
United Therapeutics Corp.*	3	$824
Verona Pharma PLC ADR (United Kingdom)(d)(e)*	20,084	2,110,628
Vertex Pharmaceuticals, Inc.*	5	2,284
Zoetis, Inc.	10	1,458
		2,665,326
Cable & Satellite – 0.0%(c)
Comcast Corp., Class A	2,527	83,972
Chemicals – 0.0%(c)
Avery Dennison Corp.	200	33,554
DuPont de Nemours, Inc.	13	935
Ecolab, Inc.	6	1,571
Linde PLC	8	3,682
NewMarket Corp.	1	687
RPM International, Inc.	7	822
Sherwin-Williams (The) Co.	5	1,654
		42,905
Commercial Support Services – 0.1%
Automatic Data Processing, Inc.	285	88,208
Casella Waste Systems, Inc., Class A*	5	544
Cintas Corp.	8	1,780
Clean Harbors, Inc.*	3	707
GFL Environmental, Inc.	16	806
H&R Block, Inc.	1,256	68,251
Paychex, Inc.	9	1,299
Republic Services, Inc.	6	1,384
Rollins, Inc.	16	916
Thomson Reuters Corp. (Canada)	9	1,808
Waste Connections, Inc.	6	1,120
Waste Management, Inc.	8	1,833
		168,656
Construction Materials – 0.0%(c)
Carlisle Cos., Inc.	2	709
CRH PLC	15	1,432
Eagle Materials, Inc.	3	673
Simpson Manufacturing Co., Inc.	4	718
Vulcan Materials Co.	4	1,098
		4,630
Containers & Packaging – 0.0%(c)
Amcor PLC	5,210	48,713
	Number of Shares	Value
Containers & Packaging (Continued)
AptarGroup, Inc.	4	$629
Packaging Corp. of America	86	16,663
		66,005
Diversified Industrials – 0.0%(c)
Dover Corp.	5	906
Honeywell International, Inc.	11	2,446
Illinois Tool Works, Inc.	6	1,536
ITT, Inc.	4	680
Parker-Hannifin Corp.	3	2,195
		7,763
E-Commerce Discretionary – 0.0%(c)
Amazon.com, Inc.*	60	14,047
Electric Utilities – 1.1%
Alliant Energy Corp.	12	780
Ameren Corp.	9	910
American Electric Power Co., Inc.	872	98,658
CenterPoint Energy, Inc.	24	932
CMS Energy Corp.	1,131	83,468
Consolidated Edison, Inc.	908	93,978
Duke Energy Corp.	778	94,636
Emera, Inc. (Canada)	16	752
Entergy Corp.	12	1,085
Evergy, Inc.	557	39,436
Exelon Corp.	1,978	88,891
FirstEnergy Corp.	1,215	51,893
Fortis, Inc. (Canada)	17	832
IDACORP, Inc.	111	13,912
OGE Energy Corp.	823	37,381
Pinnacle West Capital Corp.	341	30,901
Portland General Electric Co.	18	740
PPL Corp.	26	928
Public Service Enterprise Group, Inc.	13	1,167
Sempra	16	1,307
Southern (The) Co.	998	94,291
TXNM Energy, Inc.(e)	27,629	1,569,051
WEC Energy Group, Inc.	868	94,681
Xcel Energy, Inc.	16	1,175
		2,401,785
Electrical Equipment – 0.0%(c)
Allegion PLC	5	830
AMETEK, Inc.	6	1,109
Amphenol Corp., Class A	22	2,343
Badger Meter, Inc.	3	566

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Electrical Equipment (Continued)
BWX Technologies, Inc.	5	$760
Hubbell, Inc.	2	875
Lennox International, Inc.	1	609
Otis Worldwide Corp.	11	943
SPX Technologies, Inc.*	4	729
Trane Technologies PLC	4	1,752
		10,516
Engineering & Construction – 0.0%(c)
EMCOR Group, Inc.	2	1,255
Quanta Services, Inc.	3	1,219
Stantec, Inc. (Canada)	6	656
		3,130
Entertainment Content – 0.0%(c)
Electronic Arts, Inc.	7	1,068
Fox Corp., Class A	16	892
Netflix, Inc.*	6	6,956
Walt Disney (The) Co.	29	3,454
		12,370
Food – 0.5%
BellRing Brands, Inc.*	11	600
General Mills, Inc.	1,746	85,519
Hershey (The) Co.	6	1,117
Hormel Foods Corp.	2,960	83,146
Ingredion, Inc.	52	6,840
Kraft Heinz (The) Co.	38	1,043
McCormick & Co., Inc. (Non Voting)	11	777
Mondelez International, Inc., Class A	1,327	85,844
Post Holdings, Inc.*	6	635
The Campbell's Co.	1,744	55,668
Tyson Foods, Inc., Class A	799	41,788
WK Kellogg Co.(e)	31,294	721,327
		1,084,304
Gas & Water Utilities – 0.1%
American Water Works Co., Inc.	647	90,735
Atmos Energy Corp.	6	936
Essential Utilities, Inc.	738	27,159
National Fuel Gas Co.	8	694
NiSource, Inc.	20	849
		120,373
Health Care Facilities & Services – 1.6%
Amedisys, Inc.*	35,851	3,534,909
Chemed Corp.	1	412
Cigna Group (The)	286	76,471
Encompass Health Corp.	6	661
	Number of Shares	Value
Health Care Facilities & Services (Continued)
Ensign Group (The), Inc.	4	$600
Labcorp Holdings, Inc.	3	780
Quest Diagnostics, Inc.	5	837
UnitedHealth Group, Inc.	122	30,446
		3,645,116
Home Construction – 0.0%(c)
Armstrong World Industries, Inc.	4	753
DR Horton, Inc.	8	1,143
Masco Corp.	11	749
PulteGroup, Inc.	8	903
		3,548
Household Products – 0.1%
Church & Dwight Co., Inc.	9	844
Clorox (The) Co.	217	27,247
Colgate-Palmolive Co.	692	58,024
Kimberly-Clark Corp.	689	85,863
Procter & Gamble (The) Co.	593	89,229
		261,207
Industrial Intermediate Products – 0.3%
Chart Industries, Inc.(e)*	3,592	714,197
Mueller Industries, Inc.	8	683
RBC Bearings, Inc.*	2	775
Valmont Industries, Inc.	2	728
		716,383
Industrial Support Services – 0.0%(c)
API Group Corp.*	21	757
Applied Industrial Technologies, Inc.	3	814
Fastenal Co.	28	1,292
MSC Industrial Direct Co., Inc., Class A	7	606
W.W. Grainger, Inc.	1	1,040
Watsco, Inc.	2	902
		5,411
Institutional Financial Services – 0.0%(c)
Tradeweb Markets, Inc., Class A	7	970
Insurance – 0.7%
Berkshire Hathaway, Inc., Class B*	28	13,213
Old Republic International Corp.	1,563	56,534
ProAssurance Corp.(e)*	66,123	1,571,082
		1,640,829
Internet Media & Services – 0.8%
Alphabet, Inc., Class A	77	14,776

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Internet Media & Services (Continued)
Booking Holdings, Inc.	1	$5,504
DoorDash, Inc., Class A*	8	2,002
GoDaddy, Inc., Class A*	5	808
Just Eat Takeaway.com N.V. (United Kingdom)(b)*	72,375	1,653,221
Meta Platforms, Inc., Class A	18	13,922
Reddit, Inc., Class A*	6	963
Spotify Technology S.A.*	3	1,880
VeriSign, Inc.	3	807
		1,693,883
IT Services – 0.9%
Amdocs Ltd.	982	83,824
CGI, Inc. (Canada)	8	771
Cognizant Technology Solutions Corp., Class A	14	1,005
ExlService Holdings, Inc.*	14	608
Gartner, Inc.*	2	677
Genpact Ltd.	14	617
International Business Machines Corp.	15	3,797
Leidos Holdings, Inc.	5	798
WNS Holdings Ltd. (United Kingdom)(e)*	24,177	1,808,198
		1,900,295
Leisure Facilities & Services – 0.1%
Chipotle Mexican Grill, Inc.*	29	1,243
Darden Restaurants, Inc.	380	76,635
Hilton Worldwide Holdings, Inc.	5	1,340
Marriott International, Inc., Class A	6	1,583
McDonald's Corp.	12	3,601
Restaurant Brands International, Inc. (Canada)	15	1,018
Texas Roadhouse, Inc.	4	741
TKO Group Holdings, Inc.	6	1,008
Vail Resorts, Inc.	213	32,005
Yum! Brands, Inc.	7	1,009
		120,183
Machinery – 0.0%(c)
CSW Industrials, Inc.	2	519
Donaldson Co., Inc.	9	648
Federal Signal Corp.	6	759
Graco, Inc.	9	756
IDEX Corp.	4	654
Ingersoll Rand, Inc.	12	1,016
Kadant, Inc.	2	666
	Number of Shares	Value
Machinery (Continued)
Lincoln Electric Holdings, Inc.	3	$731
Mueller Water Products, Inc., Class A	23	569
Nordson Corp.	3	643
Pentair PLC	7	715
Snap-on, Inc.	2	642
Veralto Corp.	9	943
Xylem, Inc.	8	1,157
		10,418
Medical Equipment & Devices – 0.1%
Abbott Laboratories	28	3,533
Agilent Technologies, Inc.	8	918
Alcon A.G.	13	1,138
Becton Dickinson & Co.	112	19,964
Bio-Techne Corp.	13	711
Boston Scientific Corp.*	25	2,623
Cooper (The) Cos., Inc.*	10	707
Danaher Corp.	13	2,563
Edwards Lifesciences Corp.*	15	1,190
Glaukos Corp.*	6	517
Globus Medical, Inc., Class A*	12	632
Hologic, Inc.*	11	735
IDEXX Laboratories, Inc.*	2	1,069
Intuitive Surgical, Inc.*	6	2,886
Medtronic PLC	1,021	92,135
Merit Medical Systems, Inc.*	7	594
Natera, Inc.*	5	668
Penumbra, Inc.*	3	757
QIAGEN N.V.	15	740
ResMed, Inc.	4	1,088
STERIS PLC	4	906
Stryker Corp.	7	2,749
Thermo Fisher Scientific, Inc.	7	3,274
West Pharmaceutical Services, Inc.	3	718
		142,815
Metals & Mining – 0.0%(c)
Franco-Nevada Corp. (Canada)	6	956
Royal Gold, Inc.	4	606
		1,562
Oil & Gas Supply Chain – 2.2%
Antero Midstream Corp.	896	16,442
Cheniere Energy, Inc.	5	1,179
Chevron Corp.(d)	18,062	2,738,934

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Oil & Gas Supply Chain (Continued)
DT Midstream, Inc.	6	$616
Enbridge, Inc. (Canada)	43	1,948
EOG Resources, Inc.	12	1,440
Expand Energy Corp.	8	838
Exxon Mobil Corp.	869	97,015
Kinder Morgan, Inc.	400	11,224
Pembina Pipeline Corp. (Canada)	22	818
Sitio Royalties Corp., Class A	109,716	1,993,540
TC Energy Corp. (Canada)	26	1,245
Williams (The) Cos., Inc.	248	14,868
		4,880,107
Publishing & Broadcasting – 0.0%(c)
New York Times (The) Co., Class A	11	571
News Corp., Class A	26	762
		1,333
Real Estate Investment Trusts – 0.9%
Camden Property Trust	64	6,989
CubeSmart	650	25,291
InterRent Real Estate Investment Trust (Canada)	144,155	1,378,503
Mid-America Apartment Communities, Inc.	578	82,324
NNN REIT, Inc.	706	29,130
Public Storage	290	78,863
Realty Income Corp.	1,556	87,338
Regency Centers Corp.	1,231	87,893
VICI Properties, Inc.	2,723	88,770
WP Carey, Inc.	666	42,731
		1,907,832
Real Estate Owners & Developers – 0.4%
McGrath RentCorp(e)	6,540	816,127
Real Estate Services – 0.0%(c)
CoStar Group, Inc.*	12	1,142
Retail - Consumer Staples – 1.0%
Albertsons Cos., Inc., Class A	208	3,998
BJ's Wholesale Club Holdings, Inc.*	6	635
Casey's General Stores, Inc.	2	1,040
Costco Wholesale Corp.	7	6,577
Dollar General Corp.	371	38,918
Kroger (The) Co.	1,269	88,957
SpartanNash Co.(e)	74,025	1,964,624
	Number of Shares	Value
Retail - Consumer Staples (Continued)
Sprouts Farmers Market, Inc.*	5	$758
Walmart, Inc.	113	11,072
		2,116,579
Retail - Discretionary – 1.0%
Ferguson Enterprises, Inc.	5	1,117
Foot Locker, Inc.(e)*	33,406	836,486
Genuine Parts Co.	586	75,524
GMS, Inc.*	10,522	1,153,632
Home Depot (The), Inc.	194	71,297
Lowe's Cos., Inc.	10	2,236
Lululemon Athletica, Inc.*	4	802
O'Reilly Automotive, Inc.*	17	1,671
Ross Stores, Inc.	9	1,229
TJX (The) Cos., Inc.	20	2,490
Tractor Supply Co.	17	968
		2,147,452
Semiconductors – 0.0%(c)
Analog Devices, Inc.	9	2,021
Applied Materials, Inc.	14	2,521
NVIDIA Corp.	86	15,297
Texas Instruments, Inc.	15	2,716
		22,555
Software – 5.9%
Appfolio, Inc., Class A*	3	802
AvidXchange Holdings, Inc.(e)*	284,954	2,809,647
Cadence Design Systems, Inc.*	6	2,187
Cantaloupe, Inc.*	111,417	1,233,386
Clearwater Analytics Holdings, Inc., Class A*	28	567
Couchbase, Inc.*	29,128	706,645
CyberArk Software Ltd.(e)*	7,369	3,032,123
Descartes Systems Group (The), Inc. (Canada)*	7	740
Doximity, Inc., Class A*	11	646
E2open Parent Holdings, Inc.(e)*	216,131	713,232
Fortinet, Inc.*	16	1,598
Guidewire Software, Inc.*	3	679
Informatica, Inc., Class A(e)*	64,003	1,580,874
Intuit, Inc.	5	3,926
Manhattan Associates, Inc.*	3	659
Microsoft Corp.	27	14,405
Olo, Inc., Class A(e)*	139,556	1,462,547
Palantir Technologies, Inc., Class A*	36	5,701

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Software (Continued)
PTC, Inc.*	5	$1,074
Roper Technologies, Inc.	2	1,101
Shopify, Inc., Class A (Canada)*	23	2,811
Synopsys, Inc.*	2,299	1,456,170
Tyler Technologies, Inc.*	2	1,169
Veeva Systems, Inc., Class A*	4	1,137
		13,033,826
Specialty Finance – 1.5%
Dun & Bradstreet Holdings, Inc.	338,313	3,078,648
EZCORP, Inc., Class A*	13,081	187,320
FactSet Research Systems, Inc.	2	806
Fair Isaac Corp.*	1	1,437
Fiserv, Inc.*	11	1,528
Jack Henry & Associates, Inc.	4	679
Mastercard, Inc., Class A	14	7,931
Moody's Corp.	4	2,063
MSCI, Inc.	2	1,123
S&P Global, Inc.	5	2,755
Verisk Analytics, Inc.	4	1,115
Visa, Inc., Class A	29	10,019
		3,295,424
Steel – 0.0%(c)
Carpenter Technology Corp.	3	748
Reliance, Inc.	2	580
		1,328
Technology Hardware – 0.5%
Apple, Inc.	68	14,115
Arista Networks, Inc.*	23	2,834
Cisco Systems, Inc.	1,362	92,725
Garmin Ltd.	5	1,094
Motorola Solutions, Inc.	4	1,756
Spirent Communications PLC (United Kingdom)	374,386	962,632
Teledyne Technologies, Inc.*	2	1,102
		1,076,258
Telecommunications – 0.0%(c)
AT&T, Inc.	3,272	89,686
GCI Liberty Escrow, Inc., Class A(f)*	31,520	—
TELUS Corp. (Canada)	54	869
	Number of Shares	Value
Telecommunications (Continued)
T-Mobile U.S., Inc.	18	$4,291
Verizon Communications, Inc.	72	3,079
		97,925
Tobacco & Cannabis – 0.0%(c)
Altria Group, Inc.	32	1,982
Philip Morris International, Inc.	24	3,937
		5,919
Transportation & Logistics – 1.5%
Andlauer Healthcare Group, Inc. (Canada)	45,258	1,731,145
Canadian National Railway Co. (Canada)	14	1,308
Canadian Pacific Kansas City Ltd. (Canada)	20	1,471
CSX Corp.	43	1,528
Expeditors International of Washington, Inc.	7	814
Kirby Corp.*	5	477
Norfolk Southern Corp.(e)	5,918	1,645,204
Old Dominion Freight Line, Inc.	6	895
Union Pacific Corp.	10	2,220
		3,385,062
Transportation Equipment – 0.0%(c)
Allison Transmission Holdings, Inc.	7	631
Cummins, Inc.	4	1,470
Westinghouse Air Brake Technologies Corp.	5	960
		3,061
Wholesale - Consumer Staples – 0.0%(c)
Performance Food Group Co.*	8	803
Sysco Corp.	369	29,373
US Foods Holding Corp.*	10	833
		31,009
Wholesale - Discretionary – 0.0%(c)
Copart, Inc.*	24	1,088
LKQ Corp.	973	28,674
		29,762
Total Common Stocks (Cost $57,122,923)		57,879,066

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Convertible Bonds – 22.6%
Asset Management – 1.1%
Capital Southwest Corp., 5.13%, 11/15/29(e)	$483,000	$483,906
IREN Ltd., 3.50%, 12/15/29(b)(e)	106,000	149,725
MARA Holdings, Inc.,
0.00%, 3/01/30(b)(g)	63,000	56,962
0.00%, 6/01/31(b)(g)	481,000	420,436

WisdomTree, Inc., 5.75%, 8/15/28(e)	856,000	1,312,355
		2,423,384
Automotive – 0.4%
indie Semiconductor, Inc., 4.50%, 11/15/27(b)(e)	484,000	458,344
Lucid Group, Inc., 1.25%, 12/15/26(b)(e)	316,000	290,720
Rivian Automotive, Inc., 3.63%, 10/15/30(e)	246,000	212,421
		961,485
Biotechnology & Pharmaceuticals – 2.1%
Ascendis Pharma A/S, 2.25%, 4/01/28(e)	484,000	608,630
Bridgebio Pharma, Inc., 2.25%, 2/01/29(e)	899,000	859,894
Celcuity, Inc., 2.75%, 8/01/31	72,000	79,505
Collegium Pharmaceutical, Inc., 2.88%, 2/15/29(e)	594,000	641,074
Ionis Pharmaceuticals, Inc., 1.75%, 6/15/28(e)	228,000	249,727
Jazz Investments I Ltd., 3.13%, 9/15/30(b)(e)	906,000	998,865
Mirum Pharmaceuticals, Inc., 4.00%, 5/01/29(e)	548,000	982,838
Pacira BioSciences, Inc., 2.13%, 5/15/29(e)	348,000	327,533
		4,748,066
Cable & Satellite – 0.8%
Liberty Broadband Corp., 3.13%, 3/31/53(b)	842,000	835,180
Sirius XM Holdings, Inc., 3.75%, 3/15/28(e)	863,000	872,924
		1,708,104
Commercial Support Services – 0.7%
Alarm.com Holdings, Inc., 2.25%, 6/01/29	581,000	559,794
CSG Systems International, Inc., 3.88%, 9/15/28(e)	799,000	882,609
		1,442,403
	Par(a)	Value
E-Commerce Discretionary – 0.4%
Wayfair, Inc., 3.50%, 11/15/28(e)	$572,000	$922,272
Electric Utilities – 0.8%
CenterPoint Energy, Inc., 4.25%, 8/15/26(e)	623,000	692,776
PG&E Corp., 4.25%, 12/01/27(e)	979,000	975,084
		1,667,860
Electrical Equipment – 0.6%
Bloom Energy Corp., 3.00%, 6/01/29(e)	309,000	610,677
OSI Systems, Inc., 2.25%, 8/01/29(b)(e)	524,000	699,035
		1,309,712
Engineering & Construction – 0.3%
Tetra Tech, Inc., 2.25%, 8/15/28(e)	568,000	645,191
Entertainment Content – 0.5%
Sphere Entertainment Co., 3.50%, 12/01/28(e)	704,000	1,004,960
Health Care Facilities & Services – 0.2%
Teladoc Health, Inc., 1.25%, 6/01/27(e)	507,000	467,048
Household Products – 0.4%
Oddity Finance LLC, 0.00%, 6/15/30(b)(e)(g)	250,000	263,281
Spectrum Brands, Inc., 3.38%, 6/01/29(e)	737,000	665,880
		929,161
Internet Media & Services – 0.5%
MakeMyTrip Ltd., 0.00%, 7/01/30(b)(g)	82,000	84,291
Snap, Inc., 0.50%, 5/01/30(e)	544,000	476,272
Ziff Davis, Inc.,
1.75%, 11/01/26	417,000	396,671
3.63%, 3/01/28(b)	224,000	210,000
		1,167,234
IT Services – 0.3%
Parsons Corp., 2.63%, 3/01/29(e)	692,000	752,204
Leisure Facilities & Services – 2.1%
Carnival Corp., 5.75%, 12/01/27(e)	173,000	399,457
Cheesecake Factory (The), Inc., 2.00%, 3/15/30(b)(e)	834,000	918,354
DraftKings Holdings, Inc., 0.00%, 3/15/28(e)(g)	769,000	697,160

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Leisure Facilities & Services (Continued)
Live Nation Entertainment, Inc., 3.13%, 1/15/29(e)	$722,000	$1,084,660
Marriott Vacations Worldwide Corp., 3.25%, 12/15/27(e)	857,000	806,865
NCL Corp. Ltd., 2.50%, 2/15/27(e)	671,000	711,931
		4,618,427
Medical Equipment & Devices – 2.3%
CONMED Corp., 2.25%, 6/15/27(e)	905,000	858,211
Dexcom, Inc., 0.38%, 5/15/28(e)	327,000	303,129
Enovis Corp., 3.88%, 10/15/28(e)	950,000	903,450
Exact Sciences Corp.,
0.38%, 3/15/27(e)	102,000	95,880
2.00%, 3/01/30(b)(e)	737,000	707,889

Haemonetics Corp., 2.50%, 6/01/29(e)	454,000	451,957
Integer Holdings Corp., 1.88%, 3/15/30(b)(e)	581,000	568,218
LeMaitre Vascular, Inc., 2.50%, 2/01/30(b)(e)	434,000	428,575
Omnicell, Inc., 1.00%, 12/01/29(b)(e)	775,000	706,723
		5,024,032
Metals & Mining – 1.4%
Centrus Energy Corp., 2.25%, 11/01/30(b)(e)	383,000	915,179
Century Aluminum Co., 2.75%, 5/01/28(e)	393,000	517,306
Equinox Gold Corp., 4.75%, 10/15/28(e)	703,000	890,350
Fortuna Mining Corp., 3.75%, 6/30/29	434,000	554,869
Peabody Energy Corp., 3.25%, 3/01/28	159,000	179,320
		3,057,024
Real Estate Investment Trusts – 0.4%
Pebblebrook Hotel Trust, 1.75%, 12/15/26(e)	926,000	872,716
Renewable Energy – 0.1%
Array Technologies, Inc.,
1.00%, 12/01/28(e)	244,000	197,030
2.88%, 7/01/31(b)	41,000	42,989
		240,019
Retail - Consumer Staples – 0.1%
Hims & Hers Health, Inc., 0.00%, 5/15/30(b)(e)(g)	192,000	237,120
	Par(a)	Value
Retail - Discretionary – 0.2%
GameStop Corp., 0.00%, 6/15/32(b)(e)(g)	$408,000	$414,732
Semiconductors – 0.9%
MKS, Inc., 1.25%, 6/01/30(e)	598,000	580,406
ON Semiconductor Corp., 0.50%, 3/01/29(e)	743,000	710,847
Vishay Intertechnology, Inc., 2.25%, 9/15/30(e)	657,000	597,541
		1,888,794
Software – 2.5%
Bentley Systems, Inc., 0.38%, 7/01/27(e)	657,000	631,377
BILL Holdings, Inc., 0.00%, 4/01/30(b)(e)(g)	369,000	310,698
Cloudflare, Inc., 0.00%, 6/15/30(b)(g)	24,000	26,784
Evolent Health, Inc., 3.50%, 12/01/29(e)	739,000	608,936
Five9, Inc., 1.00%, 3/15/29(e)	409,000	358,299
Jamf Holding Corp., 0.13%, 9/01/26	79,000	75,050
MicroStrategy, Inc., 0.00%, 12/01/29(b)(e)(g)	413,000	394,962
Pagaya Technologies Ltd., 6.13%, 10/01/29(b)(e)	318,000	760,656
Progress Software Corp., 3.50%, 3/01/30(e)	702,000	725,517
PROS Holdings, Inc., 2.25%, 9/15/27(e)	506,000	476,652
Rapid7, Inc., 1.25%, 3/15/29(e)	606,000	535,246
Rubrik, Inc., 0.00%, 6/15/30(b)(g)	41,000	43,932
Tempus AI, Inc., 0.75%, 7/15/30(b)(e)	179,000	178,194
Unity Software, Inc., 0.00%, 3/15/30(b)(e)(g)	317,000	384,489
Zscaler, Inc., 0.00%, 7/15/28(b)(g)	114,000	111,150
		5,621,942
Specialty Finance – 1.9%
Affirm Holdings, Inc., 0.00%, 11/15/26(g)	325,000	305,012
Blackstone Mortgage Trust, Inc., 5.50%, 3/15/27(e)	833,000	815,507
Block, Inc., 0.25%, 11/01/27(e)	400,000	359,200
EZCORP, Inc., 3.75%, 12/15/29(b)(e)	248,000	364,650

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Specialty Finance (Continued)
PennyMac Corp., 8.50%, 6/01/29	$298,000	$300,682
Qifu Technology, Inc., 0.50%, 4/01/30(b)(e)	221,000	194,370
Redwood Trust, Inc., 7.75%, 6/15/27(e)	1,428,000	1,424,333
Upstart Holdings, Inc., 0.25%, 8/15/26	386,000	366,700
		4,130,454
Technology Hardware – 1.1%
Applied Optoelectronics, Inc., 2.75%, 1/15/30(e)	367,000	343,463
Lumentum Holdings, Inc., 0.50%, 6/15/28(e)	252,000	276,570
Super Micro Computer, Inc., 0.00%, 6/15/30(b)(e)(g)	487,000	618,734
Western Digital Corp., 3.00%, 11/15/28(e)	568,000	1,217,224
		2,455,991
Telecommunications – 0.2%
AST SpaceMobile, Inc., 2.38%, 10/15/32(b)	193,000	202,276
BlackSky Technology, Inc., 8.25%, 8/01/33(b)	148,000	158,212
		360,488
Transportation Equipment – 0.3%
Greenbrier (The) Cos., Inc., 2.88%, 4/15/28(e)	690,000	733,815
Total Convertible Bonds (Cost $45,244,803)		49,804,638

	Number of Shares
Convertible Preferred Stocks – 3.2%
Asset Management – 1.2%
AMG Capital Trust II, 5.15%(e)	14,751	870,309
Apollo Global Management, Inc., 6.75%	11,036	840,723
Ares Management Corp., 6.75%	15,778	893,035
		2,604,067
Chemicals – 0.7%
Albemarle Corp., 7.25%	25,957	881,500
Lyondellbasell Advanced Polymers, Inc., 6.00%	669	592,734
		1,474,234
	Number of Shares	Value
Health Care Facilities & Services – 0.3%
BrightSpring Health Services, Inc., 6.75%	8,198	$593,289
Industrial Intermediate Products – 0.3%
Chart Industries, Inc., 6.75%	8,900	637,151
Specialty Finance – 0.2%
Shift4 Payments, Inc., 6.00%	4,839	570,760
Technology Hardware – 0.5%
Hewlett Packard Enterprise Co., 7.63%	10,710	642,600
NCR Voyix Corp., (100% Cash), 5.50%(h)	571	594,525
		1,237,125
Total Convertible Preferred Stocks (Cost $6,543,022)		7,116,626

	Par(a)
Corporate Bonds – 17.0%
Advertising & Marketing – 0.0%(c)
Interpublic (The) Group of Cos., Inc, 2.40%, 3/01/31	$5,000	4,430
Aerospace & Defense – 0.2%
General Dynamics Corp., 3.75%, 5/15/28	70,000	69,382
Hexcel Corp., 4.20%, 2/15/27	60,000	59,495
Lockheed Martin Corp., 4.75%, 2/15/34	130,000	128,812
Moog, Inc., 4.25%, 12/15/27(b)	2,000	1,954
RTX Corp.,
5.75%, 1/15/29	15,000	15,642
6.00%, 3/15/31	30,000	32,095
TransDigm, Inc.,
6.75%, 8/15/28(b)	30,000	30,611
6.38%, 3/01/29(b)	51,000	52,196
6.88%, 12/15/30(b)	49,000	50,782
6.38%, 5/31/33(b)	27,000	27,172
		468,141
Apparel & Textile Products – 0.1%
Ralph Lauren Corp., 5.00%, 6/15/32	200,000	202,577
Tapestry, Inc., 5.10%, 3/11/30	80,000	81,103

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Apparel & Textile Products (Continued)
Under Armour, Inc., 7.25%, 7/15/30(b)	$12,000	$12,243
Wolverine World Wide, Inc., 4.00%, 8/15/29(b)	35,000	31,543
		327,466
Asset Management – 0.4%
Ameriprise Financial, Inc.,
5.70%, 12/15/28	100,000	104,072
5.15%, 5/15/33	85,000	86,756

Blue Owl Finance LLC, 6.25%, 4/18/34	70,000	72,108
Charles Schwab (The) Corp.,
5.88%, 8/24/26	75,000	76,017
3.20%, 1/25/28	2,000	1,951
(SOFR + 2.21%), 5.64%, 5/19/29(i)	30,000	31,008
(SOFR + 1.88%), 6.20%, 11/17/29(i)	38,000	40,102
2.30%, 5/13/31	4,000	3,544
1.95%, 12/01/31	34,000	28,977
2.90%, 3/03/32	2,000	1,797
(SOFR + 2.01%), 6.14%, 8/24/34(i)	40,000	43,166
FS KKR Capital Corp.,
2.63%, 1/15/27	235,000	225,829
3.25%, 7/15/27	10,000	9,605
3.13%, 10/12/28	20,000	18,440
6.13%, 1/15/30	40,000	40,138

Golub Capital BDC, Inc., 2.50%, 8/24/26	10,000	9,739
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
9.75%, 1/15/29	33,000	33,330
10.00%, 11/15/29(b)	9,000	9,112
9.00%, 6/15/30	28,000	27,195
Osaic Holdings, Inc.,
6.75%, 8/01/32(b)(j)	5,000	5,060
8.00%, 8/01/33(b)(j)	5,000	5,081
		873,027
Automotive – 0.1%
Garrett Motion Holdings, Inc./Garrett LX I S.a.r.l., 7.75%, 5/31/32(b)	72,000	74,719
General Motors Financial Co., Inc., 2.35%, 2/26/27	170,000	164,225
Nissan Motor Acceptance Co. LLC, 6.95%, 9/15/26(b)	9,000	9,135
	Par(a)	Value
Automotive (Continued)
Phinia, Inc.,
6.75%, 4/15/29(b)	$18,000	$18,524
6.63%, 10/15/32(b)	40,000	40,748
		307,351
Banking – 2.0%
Bank of America Corp.,
(SOFR + 1.05%), 2.55%, 2/04/28(i)	25,000	24,291
(SOFR + 2.04%), 4.95%, 7/22/28(i)	85,000	85,755
(SOFR + 1.99%), 6.20%, 11/10/28(i)	125,000	129,727
(3M CME Term SOFR + 1.30%), 3.42%, 12/20/28(i)	55,000	53,707
(3M CME Term SOFR + 1.25%), 2.50%, 2/13/31(i)	275,000	251,018
(SOFR + 1.32%), 2.69%, 4/22/32(i)	50,000	44,834
(SOFR + 1.21%), 2.57%, 10/20/32(i)	30,000	26,439
(SOFR + 1.33%), 2.97%, 2/04/33(i)	50,000	44,762
(SOFR + 1.91%), 5.29%, 4/25/34(i)	80,000	81,498
Citigroup, Inc.,
4.45%, 9/29/27	100,000	99,719
(SOFR + 1.14%), 4.64%, 5/07/28(i)	80,000	80,081
(SOFR + 1.36%), 5.17%, 2/13/30(i)	50,000	50,910
(SOFR + 2.11%), 2.57%, 6/03/31(i)	375,000	340,054

Fifth Third Bancorp, (SOFR + 2.34%), 6.34%, 7/27/29(i)	30,000	31,530
JP Morgan Chase & Co.,
(SOFR + 0.80%), 1.05%, 11/19/26(i)	180,000	178,027
(3M CME Term SOFR + 0.70%), 1.04%, 2/04/27(i)	205,000	201,378
(SOFR + 0.77%), 1.47%, 9/22/27(i)	95,000	91,755
(SOFR + 1.99%), 4.85%, 7/25/28(i)	160,000	161,288
(SOFR + 0.80%), 4.92%, 1/24/29(i)	300,000	303,263
(3M CME Term SOFR + 1.11%), 1.76%, 11/19/31(i)	100,000	86,625
(SOFR + 1.26%), 2.96%, 1/25/33(i)	45,000	40,431

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Banking (Continued)
JP Morgan Chase & Co.,
(SOFR + 2.08%), 4.91%, 7/25/33(i)	$75,000	$75,452
(SOFR + 1.85%), 5.35%, 6/01/34(i)	134,000	137,458
(SOFR + 1.46%), 5.29%, 7/22/35(i)	57,000	57,752
(SOFR + 1.34%), 4.95%, 10/22/35(i)	35,000	34,613
(SOFR + 1.64%), 5.58%, 7/23/36(i)	60,000	60,777

M&T Bank Corp., (SOFR + 2.80%), 7.41%, 10/30/29(i)	270,000	292,237
PNC Financial Services Group (The), Inc.,
(SOFR Index + 1.73%), 6.62%, 10/20/27(i)	180,000	184,254
2.55%, 1/22/30	180,000	166,381
(SOFR + 1.60%), 5.40%, 7/23/35(i)	23,000	23,368
(SOFR + 1.42%), 5.37%, 7/21/36(i)	40,000	40,415
Truist Financial Corp.,
(SOFR + 0.86%), 1.89%, 6/07/29(i)	36,000	33,512
(SOFR + 1.92%), 5.71%, 1/24/35(i)	65,000	67,257

U.S. Bancorp, (SOFR + 1.41%), 5.42%, 2/12/36(i)	155,000	157,772
Wells Fargo & Co.,
(3M CME Term SOFR + 1.57%), 3.58%, 5/22/28(i)	1,000	983
(SOFR + 1.98%), 4.81%, 7/25/28(i)	176,000	176,965
(3M CME Term SOFR + 1.43%), 2.88%, 10/30/30(i)	165,000	154,134
(SOFR + 1.11%), 5.24%, 1/24/31(i)	104,000	106,477
(3M CME Term SOFR + 1.26%), 2.57%, 2/11/31(i)	180,000	165,035
(SOFR + 1.50%), 3.35%, 3/02/33(i)	1,000	915
		4,342,849
Beverages – 0.1%
Coca-Cola (The) Co., 5.00%, 5/13/34	90,000	92,158
	Par(a)	Value
Beverages (Continued)
Constellation Brands, Inc., 4.35%, 5/09/27	$65,000	$64,786
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 4.38%, 4/30/29(b)	24,000	23,151
		180,095
Biotechnology & Pharmaceuticals – 0.2%
AbbVie, Inc., 5.05%, 3/15/34	105,000	106,326
Amgen, Inc., 5.25%, 3/02/30	108,000	110,957
Amneal Pharmaceuticals LLC, 6.88%, 8/01/32(b)(j)	10,000	10,150
Eli Lilly & Co., 4.70%, 2/27/33	8,000	8,038
Jazz Securities DAC, 4.38%, 1/15/29(b)	41,000	39,662
Merck & Co., Inc., 4.50%, 5/17/33	60,000	59,522
Novartis Capital Corp., 2.20%, 8/14/30	10,000	9,063
Pfizer Investment Enterprises Pte. Ltd., 4.45%, 5/19/28	30,000	30,117
Regeneron Pharmaceuticals, Inc., 1.75%, 9/15/30	20,000	17,366
Zoetis, Inc.,
3.00%, 9/12/27	140,000	136,190
2.00%, 5/15/30	20,000	17,913
		545,304
Cable & Satellite – 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.,
6.38%, 9/01/29(b)	12,000	12,111
7.38%, 3/01/31(b)	183,000	188,133
4.50%, 6/01/33(b)	75,000	66,580
CSC Holdings LLC,
5.50%, 4/15/27(b)	30,000	29,038
11.25%, 5/15/28(b)	35,000	35,182
DISH DBS Corp.,
5.25%, 12/01/26(b)	27,000	25,413
7.38%, 7/01/28	10,000	7,675
5.13%, 6/01/29	15,000	11,137

DISH Network Corp., 11.75%, 11/15/27(b)	43,000	44,782
Sirius XM Radio LLC, 4.13%, 7/01/30(b)	73,000	66,593
		486,644

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Chemicals – 0.1%
CVR Partners L.P./CVR Nitrogen Finance Corp., 6.13%, 6/15/28(b)	$67,000	$66,507
Ecolab, Inc., 2.13%, 2/01/32	20,000	17,240
LSB Industries, Inc., 6.25%, 10/15/28(b)	37,000	36,372
LYB International Finance II B.V., 3.50%, 3/02/27	30,000	29,463
Rain Carbon, Inc., 12.25%, 9/01/29(b)	36,000	38,760
Sherwin-Williams (The) Co., 4.80%, 9/01/31	60,000	60,392
SK Invictus Intermediate II S.a.r.l., 5.00%, 10/30/29(b)	70,000	68,049
		316,783
Commercial Support Services – 0.3%
Automatic Data Processing, Inc., 4.75%, 5/08/32	40,000	40,386
Cintas Corp. No. 2, 4.00%, 5/01/32	60,000	57,955
Deluxe Corp.,
8.00%, 6/01/29(b)	48,000	46,053
8.13%, 9/15/29(b)	44,000	45,297
GEO Group (The), Inc.,
8.63%, 4/15/29	59,000	62,642
10.25%, 4/15/31	51,000	56,071

Republic Services, Inc., 5.20%, 11/15/34	85,000	86,638
Waste Connections, Inc.,
2.60%, 2/01/30	5,000	4,629
3.20%, 6/01/32	55,000	50,142

Waste Management, Inc., 4.95%, 7/03/31	125,000	127,847
Williams Scotsman, Inc.,
6.63%, 6/15/29(b)	6,000	6,149
6.63%, 4/15/30(b)	5,000	5,155
7.38%, 10/01/31(b)	19,000	19,834
		608,798
Construction Materials – 0.1%
CRH America Finance, Inc., 5.50%, 1/09/35	200,000	204,434
Eagle Materials, Inc., 2.50%, 7/01/31	88,000	77,742
Martin Marietta Materials, Inc., 5.15%, 12/01/34	25,000	25,077
		307,253
	Par(a)	Value
Consumer Services – 0.0%(c)
Upbound Group, Inc., 6.38%, 2/15/29(b)	$40,000	$39,006
Containers & Packaging – 0.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 9/01/29(b)	125,000	113,856
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
4.13%, 8/15/26(b)	82,000	80,975
5.25%, 8/15/27(b)	57,000	27,360

Packaging Corp. of America, 5.70%, 12/01/33	165,000	171,664
		393,855
Diversified Industrials – 0.0%(c)
Honeywell International, Inc., 4.50%, 1/15/34	80,000	77,932
E-Commerce Discretionary – 0.1%
Wayfair LLC,
7.25%, 10/31/29(b)	73,000	74,277
7.75%, 9/15/30(b)	44,000	45,095
		119,372
Electric Utilities – 0.9%
AEP Texas, Inc., 3.95%, 6/01/28	50,000	49,230
AES (The) Corp., 5.45%, 6/01/28	30,000	30,484
Appalachian Power Co., 4.50%, 8/01/32	50,000	48,846
Arizona Public Service Co., 2.20%, 12/15/31	10,000	8,544
Black Hills Corp., 3.15%, 1/15/27	20,000	19,581
CenterPoint Energy Houston Electric LLC, 4.45%, 10/01/32	30,000	29,318
Commonwealth Edison Co., 5.30%, 6/01/34	50,000	51,206
Consolidated Edison Co. of New York, Inc., 5.38%, 5/15/34	50,000	51,337
Dominion Energy, Inc., 3.38%, 4/01/30	50,000	47,480
DTE Electric Co., 5.20%, 4/01/33	50,000	51,351
Duke Energy Carolinas LLC, 4.95%, 1/15/33	20,000	20,256
Duke Energy Corp., 2.65%, 9/01/26	100,000	97,967

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Electric Utilities (Continued)
Duke Energy Ohio, Inc., 5.30%, 6/15/35	$40,000	$40,509
Duke Energy Progress LLC,
3.40%, 4/01/32	20,000	18,552
5.25%, 3/15/33	10,000	10,259

Entergy Louisiana LLC, 1.60%, 12/15/30	90,000	77,660
Evergy Kansas Central, Inc., 5.90%, 11/15/33	10,000	10,597
Eversource Energy, 5.13%, 5/15/33	50,000	49,974
Florida Power & Light Co.,
2.45%, 2/03/32	30,000	26,450
4.80%, 5/15/33	15,000	14,976
Georgia Power Co.,
4.65%, 5/16/28	30,000	30,256
4.70%, 5/15/32	20,000	20,019

Interstate Power and Light Co., 5.70%, 10/15/33	14,000	14,502
ITC Holdings Corp., 3.35%, 11/15/27	10,000	9,719
National Rural Utilities Cooperative Finance Corp.,
4.95%, 2/07/30	30,000	30,577
2.40%, 3/15/30	50,000	45,778
NextEra Energy Capital Holdings, Inc.,
5.30%, 3/15/32	25,000	25,660
5.25%, 3/15/34	50,000	50,451

Ohio Power Co., 5.65%, 6/01/34	5,000	5,138
Oncor Electric Delivery Co. LLC,
4.30%, 5/15/28	25,000	24,957
5.65%, 11/15/33	10,000	10,509
Pacific Gas and Electric Co.,
2.50%, 2/01/31	80,000	69,844
6.40%, 6/15/33	29,000	30,598
PacifiCorp,
2.70%, 9/15/30	20,000	18,222
5.30%, 2/15/31	10,000	10,262

PECO Energy Co., 4.90%, 6/15/33	40,000	40,421
PG&E Corp.,
5.00%, 7/01/28	7,000	6,830
5.25%, 7/01/30	98,000	94,002
PPL Electric Utilities Corp.,
5.00%, 5/15/33	10,000	10,112
4.85%, 2/15/34	25,000	24,856
	Par(a)	Value
Electric Utilities (Continued)
Public Service Co. of Colorado,
4.10%, 6/01/32	$25,000	$23,891
5.35%, 5/15/34	30,000	30,422

Public Service Co. of Oklahoma, 5.20%, 1/15/35	20,000	19,955
Public Service Electric and Gas Co.,
4.65%, 3/15/33	10,000	9,906
5.20%, 8/01/33	20,000	20,539
4.85%, 8/01/34	10,000	9,957

Public Service Enterprise Group, Inc., 1.60%, 8/15/30	10,000	8,619
San Diego Gas & Electric Co., 4.95%, 8/15/28	45,000	45,819
Sempra, 5.50%, 8/01/33	10,000	10,222
Southern (The) Co., 5.20%, 6/15/33	50,000	50,852
Southwestern Electric Power Co., 5.30%, 4/01/33	10,000	10,082
System Energy Resources, Inc., 5.30%, 12/15/34	120,000	118,044
Talen Energy Supply LLC, 8.63%, 6/01/30(b)	20,000	21,253
Tampa Electric Co., 5.15%, 3/01/35	90,000	90,071
Union Electric Co., 2.95%, 3/15/30	70,000	65,614
Virginia Electric and Power Co.,
2.30%, 11/15/31	45,000	39,246
5.15%, 3/15/35	20,000	20,070

WEC Energy Group, Inc., 5.60%, 9/12/26	7,000	7,073
Wisconsin Electric Power Co., 1.70%, 6/15/28	10,000	9,336
Wisconsin Power and Light Co., 1.95%, 9/16/31	5,000	4,280
Xcel Energy, Inc., 4.60%, 6/01/32	10,000	9,762
		1,952,303
Electrical Equipment – 0.0%(c)
Keysight Technologies, Inc., 4.95%, 10/15/34	25,000	24,572
WESCO Distribution, Inc., 6.38%, 3/15/33(b)	13,000	13,309
		37,881

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Engineering & Construction – 0.1%
Dycom Industries, Inc., 4.50%, 4/15/29(b)	$16,000	$15,509
Quanta Services, Inc.,
2.90%, 10/01/30	110,000	101,115
2.35%, 1/15/32	30,000	25,886

Tutor Perini Corp., 11.88%, 4/30/29(b)	22,000	24,737
		167,247
Entertainment Content – 0.2%
Discovery Communications LLC,
5.00%, 9/20/37	65,000	47,022
6.35%, 6/01/40	9,000	6,795
TEGNA, Inc.,
4.63%, 3/15/28	103,000	99,984
5.00%, 9/15/29	88,000	84,589
Warnermedia Holdings, Inc.,
4.28%, 3/15/32	30,000	25,192
5.05%, 3/15/42	135,000	90,241
		353,823
Food – 0.1%
Hershey (The) Co., 4.50%, 5/04/33	52,000	51,473
Mondelez International, Inc., 2.63%, 3/17/27	40,000	38,879
Post Holdings, Inc.,
6.38%, 3/01/33(b)	34,000	33,974
6.25%, 10/15/34(b)	12,000	12,015
		136,341
Gas & Water Utilities – 0.1%
American Water Capital Corp.,
4.45%, 6/01/32	30,000	29,477
5.15%, 3/01/34	5,000	5,068
AmeriGas Partners L.P./AmeriGas Finance Corp.,
5.75%, 5/20/27	41,000	40,765
9.38%, 6/01/28(b)	39,000	40,169

Atmos Energy Corp., 5.90%, 11/15/33	10,000	10,695
Essential Utilities, Inc., 5.38%, 1/15/34	25,000	25,306
National Fuel Gas Co., 5.95%, 3/15/35	45,000	46,085
ONE Gas, Inc., 4.25%, 9/01/32	25,000	24,143
Southern California Gas Co., 5.20%, 6/01/33	30,000	30,417
	Par(a)	Value
Gas & Water Utilities (Continued)

Southern Co. Gas Capital Corp., 5.75%, 9/15/33	$10,000	$10,451
Southwest Gas Corp., 4.05%, 3/15/32	25,000	23,626
		286,202
Health Care Facilities & Services – 0.5%
Cardinal Health, Inc.,
4.70%, 11/15/26	70,000	70,109
5.35%, 11/15/34	50,000	50,590

Cencora, Inc., 2.70%, 3/15/31	90,000	81,208
Charles River Laboratories International, Inc., 4.25%, 5/01/28(b)	28,000	27,142
DaVita, Inc.,
4.63%, 6/01/30(b)	59,000	56,263
6.88%, 9/01/32(b)	38,000	39,069
6.75%, 7/15/33(b)	15,000	15,469
HCA, Inc.,
3.50%, 9/01/30	50,000	47,134
5.45%, 4/01/31	111,000	114,088
3.63%, 3/15/32	91,000	83,752
5.60%, 4/01/34	179,000	182,420

IQVIA, Inc., 6.25%, 2/01/29	25,000	26,124
MPH Acquisition Holdings LLC,
5.75%, 12/31/30(b)	22,000	18,128
11.50%, 12/31/30(b)(h)	450	444
(100% Cash), 6.75%, 3/31/31(b)(h)	12,045	9,184
Tenet Healthcare Corp.,
4.63%, 6/15/28	19,000	18,677
6.13%, 10/01/28	27,000	27,002
4.38%, 1/15/30	23,000	22,113
UnitedHealth Group, Inc.,
2.00%, 5/15/30	125,000	111,295
4.50%, 4/15/33	21,000	20,347
Universal Health Services, Inc.,
2.65%, 10/15/30	112,000	99,102
2.65%, 1/15/32	98,000	83,008
		1,202,668
Home & Office Products – 0.0%(c)
Somnigroup International, Inc.,
4.00%, 4/15/29(b)	29,000	27,541
3.88%, 10/15/31(b)	19,000	17,153

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Home & Office Products (Continued)

Steelcase, Inc., 5.13%, 1/18/29	$22,000	$21,670
Whirlpool Corp., 6.13%, 6/15/30	15,000	14,964
		81,328
Home Construction – 0.2%
Forestar Group, Inc., 6.50%, 3/15/33(b)	16,000	16,062
Lennar Corp., 5.00%, 6/15/27	35,000	35,155
Masco Corp., 3.50%, 11/15/27	45,000	43,975
NVR, Inc., 3.00%, 5/15/30	135,000	125,969
Toll Brothers Finance Corp.,
4.35%, 2/15/28	60,000	59,668
3.80%, 11/01/29	50,000	48,567
		329,396
Industrial Intermediate Products – 0.0%(c)
Enpro, Inc., 6.13%, 6/01/33(b)	5,000	5,044
Industrial Support Services – 0.1%
Alta Equipment Group, Inc., 9.00%, 6/01/29(b)	42,000	39,830
WW Grainger, Inc., 4.45%, 9/15/34	185,000	179,875
		219,705
Institutional Financial Services – 1.1%
Bank of New York Mellon (The) Corp., (SOFR + 1.17%), 4.54%, 2/01/29(i)	50,000	50,219
Coinbase Global, Inc.,
3.38%, 10/01/28(b)	90,000	84,679
3.63%, 10/01/31(b)	10,000	8,950
Goldman Sachs Group (The), Inc.,
(SOFR + 0.79%), 1.09%, 12/09/26(i)	450,000	444,172
(SOFR + 0.80%), 1.43%, 3/09/27(i)	160,000	156,880
(3M CME Term SOFR + 1.42%), 3.81%, 4/23/29(i)	50,000	49,077
(SOFR + 1.25%), 2.38%, 7/21/32(i)	205,000	179,080

Intercontinental Exchange, Inc., 1.85%, 9/15/32	125,000	103,661
Jane Street Group/JSG Finance, Inc., 6.75%, 5/01/33(b)	18,000	18,421
	Par(a)	Value
Institutional Financial Services (Continued)

LPL Holdings, Inc., 5.65%, 3/15/35	$80,000	$80,269
Morgan Stanley,
(SOFR + 0.72%), 0.99%, 12/10/26(i)	170,000	167,737
3.95%, 4/23/27	12,000	11,900
(SOFR + 1.14%), 2.70%, 1/22/31(i)	37,000	34,098
(SOFR + 1.03%), 1.79%, 2/13/32(i)	414,000	354,141
(SOFR + 1.18%), 2.24%, 7/21/32(i)	53,000	45,927
(SOFR + 1.20%), 2.51%, 10/20/32(i)	223,000	195,212
(SOFR + 1.87%), 5.25%, 4/21/34(i)	110,000	111,778
(SOFR + 1.56%), 5.32%, 7/19/35(i)	70,000	70,881
(SOFR + 1.42%), 5.59%, 1/18/36(i)	35,000	35,923

Stonex Escrow Issuer LLC, 6.88%, 7/15/32(b)	15,000	15,269
StoneX Group, Inc., 7.88%, 3/01/31(b)	59,000	61,982
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 6/15/31(b)	71,000	73,872
		2,354,128
Insurance – 0.7%
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 7/01/32(b)	10,000	10,125
Allstate (The) Corp., 5.05%, 6/24/29	65,000	66,277
American International Group, Inc., 4.85%, 5/07/30	60,000	60,790
Aon Corp., 2.80%, 5/15/30	20,000	18,545
Arthur J Gallagher & Co.,
2.40%, 11/09/31	20,000	17,430
5.50%, 3/02/33	30,000	30,800
6.50%, 2/15/34	125,000	136,377

Assurant, Inc., 4.90%, 3/27/28	65,000	65,365
Assured Guaranty U.S. Holdings, Inc., 6.13%, 9/15/28	58,000	60,626
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 5/15/31(b)	45,000	46,461
Brown & Brown, Inc.,
4.50%, 3/15/29	90,000	89,564
4.20%, 3/17/32	100,000	94,993

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Insurance (Continued)
Brown & Brown, Inc.,
5.65%, 6/11/34	$40,000	$40,725

Enstar Group Ltd., 3.10%, 9/01/31	73,000	64,182
Marsh & McLennan Cos., Inc.,
2.38%, 12/15/31	410,000	358,253
5.75%, 11/01/32	50,000	53,033

Principal Financial Group, Inc., 5.38%, 3/15/33	18,000	18,446
Progressive (The) Corp., 3.20%, 3/26/30	32,000	30,445
Unum Group, 4.00%, 6/15/29	135,000	132,160
Willis North America, Inc., 5.35%, 5/15/33	140,000	142,830
		1,537,427
Internet Media & Services – 0.2%
Alphabet, Inc., 4.50%, 5/15/35	25,000	24,532
GrubHub Holdings, Inc., 5.50%, 7/01/27(b)	56,000	54,812
Match Group Holdings II LLC, 4.13%, 8/01/30(b)	18,000	16,787
Meta Platforms, Inc., 4.80%, 5/15/30	40,000	40,983
Snap, Inc., 6.88%, 3/01/33(b)	23,000	23,583
Uber Technologies, Inc., 4.80%, 9/15/34	50,000	49,111
VeriSign, Inc.,
2.70%, 6/15/31	150,000	133,574
5.25%, 6/01/32	30,000	30,325
		373,707
IT Services – 0.2%
Accenture Capital, Inc., 4.50%, 10/04/34	10,000	9,677
ASGN, Inc., 4.63%, 5/15/28(b)	18,000	17,524
CACI International, Inc., 6.38%, 6/15/33(b)	36,000	36,812
International Business Machines Corp.,
2.20%, 2/09/27	100,000	96,836
4.15%, 7/27/27	285,000	284,580

Leidos, Inc., 2.30%, 2/15/31	60,000	52,538
		497,967
Leisure Facilities & Services – 0.5%
Darden Restaurants, Inc.,
4.55%, 10/15/29	40,000	39,795
	Par(a)	Value
Leisure Facilities & Services (Continued)
Darden Restaurants, Inc.,
6.30%, 10/10/33	$30,000	$31,978

Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/29(b)	44,000	45,301
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.,
5.00%, 6/01/29(b)	21,000	20,099
4.88%, 7/01/31(b)	42,000	38,617
6.63%, 1/15/32(b)	5,000	5,056
Hyatt Hotels Corp.,
5.75%, 1/30/27	30,000	30,494
5.38%, 12/15/31	90,000	91,235

Las Vegas Sands Corp., 6.00%, 8/15/29	25,000	25,698
Life Time, Inc., 6.00%, 11/15/31(b)	19,000	19,140
Live Nation Entertainment, Inc., 3.75%, 1/15/28(b)	16,000	15,551
Marriott International, Inc.,
5.00%, 10/15/27	35,000	35,440
5.55%, 10/15/28	30,000	30,964
2.85%, 4/15/31	100,000	90,651
5.10%, 4/15/32	30,000	30,352
5.30%, 5/15/34	35,000	35,295

McDonald's Corp., 4.60%, 9/09/32	284,000	283,581
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
5.63%, 9/01/29(b)	102,000	61,200
5.88%, 9/01/31(b)	48,000	29,520
Resorts World Las Vegas LLC/RWLV Capital, Inc.,
4.63%, 4/16/29(b)	17,000	15,121
8.45%, 7/27/30(b)	52,000	51,770
Sabre GLBL, Inc.,
8.63%, 6/01/27(b)	8,000	8,127
11.25%, 12/15/27(b)	45,000	47,324
10.75%, 11/15/29(b)	39,000	40,169
11.13%, 7/15/30(b)	53,000	55,875
		1,178,353
Machinery – 0.1%
Eaton Corp., 4.15%, 3/15/33	20,000	19,396

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Machinery (Continued)
IDEX Corp., 2.63%, 6/15/31	$50,000	$44,570
Pentair Finance S.a.r.l., 4.50%, 7/01/29	60,000	59,764
		123,730
Medical Equipment & Devices – 0.1%
Bausch + Lomb Corp., 8.38%, 10/01/28(b)	54,000	56,300
Edwards Lifesciences Corp., 4.30%, 6/15/28	70,000	69,836
Zimmer Biomet Holdings, Inc.,
4.70%, 2/19/27	150,000	150,550
5.35%, 12/01/28	30,000	30,833
		307,519
Metals & Mining – 0.1%
Compass Minerals International, Inc., 8.00%, 7/01/30(b)	36,000	37,297
Freeport-McMoRan, Inc., 4.13%, 3/01/28	35,000	34,514
Novelis Corp.,
4.75%, 1/30/30(b)	21,000	20,116
6.88%, 1/30/30(b)	58,000	59,766

SunCoke Energy, Inc., 4.88%, 6/30/29(b)	46,000	42,065
		193,758
Oil & Gas Supply Chain – 1.8%
California Resources Corp., 8.25%, 6/15/29(b)	87,000	89,369
Cheniere Corpus Christi Holdings LLC, 5.13%, 6/30/27	41,000	41,284
Cheniere Energy Partners L.P., 5.55%, 10/30/35(b)	30,000	30,151
Cheniere Energy, Inc., 5.65%, 4/15/34	30,000	30,516
Chevron USA, Inc., 4.98%, 4/15/35	190,000	191,623
Chord Energy Corp., 6.75%, 3/15/33(b)	37,000	37,741
CNX Midstream Partners L.P., 4.75%, 4/15/30(b)	5,000	4,723
CNX Resources Corp.,
6.00%, 1/15/29(b)	2,000	1,999
7.38%, 1/15/31(b)	15,000	15,460
7.25%, 3/01/32(b)	22,000	22,682
Comstock Resources, Inc.,
6.75%, 3/01/29(b)	79,000	78,107
6.75%, 3/01/29(b)	24,000	23,575
	Par(a)	Value
Oil & Gas Supply Chain (Continued)

ConocoPhillips Co., 5.05%, 9/15/33	$20,000	$20,309
CVR Energy, Inc., 8.50%, 1/15/29(b)	29,000	28,492
DCP Midstream Operating L.P., 3.25%, 2/15/32	5,000	4,457
Delek Logistics Partners L.P./Delek Logistics Finance Corp.,
8.63%, 3/15/29(b)	104,000	108,234
7.38%, 6/30/33(b)	10,000	9,885

Diamondback Energy, Inc., 5.40%, 4/18/34	105,000	105,249
Encino Acquisition Partners Holdings LLC, 8.50%, 5/01/28(b)	995,000	1,016,144
Energy Transfer L.P.,
5.20%, 4/01/30	30,000	30,572
5.75%, 2/15/33	10,000	10,355
6.55%, 12/01/33	65,000	70,134
Genesis Energy L.P./Genesis Energy Finance Corp.,
8.25%, 1/15/29	20,000	20,860
8.88%, 4/15/30	13,000	13,762
7.88%, 5/15/32	41,000	42,402
8.00%, 5/15/33	17,000	17,625

Global Partners L.P./GLP Finance Corp., 8.25%, 1/15/32(b)	39,000	40,892
Gulfport Energy Operating Corp., 6.75%, 9/01/29(b)	58,000	58,943
Hess Corp., 4.30%, 4/01/27	50,000	49,980
Kinder Morgan, Inc.,
1.75%, 11/15/26	60,000	57,952
5.00%, 2/01/29	120,000	121,549

Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(b)	42,000	42,437
Matador Resources Co., 6.88%, 4/15/28(b)	13,000	13,213
MPLX L.P.,
4.13%, 3/01/27	180,000	178,682
4.25%, 12/01/27	90,000	89,362
2.65%, 8/15/30	120,000	108,747
Northern Oil & Gas, Inc.,
8.13%, 3/01/28(b)	22,000	22,214
8.75%, 6/15/31(b)	30,000	30,822

Plains All American Pipeline L.P., 5.95%, 6/15/35	60,000	61,576

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Oil & Gas Supply Chain (Continued)
Plains All American Pipeline L.P./PAA Finance Corp.,
3.55%, 12/15/29	$42,000	$40,085
5.70%, 9/15/34	20,000	20,286

Sitio Royalties Operating Partnership L.P./Sitio Finance Corp., 7.88%, 11/01/28(b)	28,000	29,213
Summit Midstream Holdings LLC, 8.63%, 10/31/29(b)	75,000	76,389
Sunoco L.P., 7.00%, 5/01/29(b)	28,000	28,982
Talos Production, Inc.,
9.00%, 2/01/29(b)	56,000	57,394
9.38%, 2/01/31(b)	43,000	43,848
Targa Resources Corp.,
5.20%, 7/01/27	160,000	161,859
5.50%, 2/15/35	40,000	39,977
5.55%, 8/15/35	75,000	75,155
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.00%, 1/15/28	46,000	45,940
4.88%, 2/01/31	20,000	19,770
Venture Global LNG, Inc.,
9.50%, 2/01/29(b)	9,000	9,815
8.38%, 6/01/31(b)	67,000	69,302
9.88%, 2/01/32(b)	64,000	69,052

Venture Global Plaquemines LNG LLC, 6.75%, 1/15/36(b)	25,000	25,718
Western Midstream Operating L.P., 6.15%, 4/01/33	30,000	31,291
Williams (The) Cos., Inc., 2.60%, 3/15/31	125,000	111,694
		3,897,849
Oil, Gas Services & Equipment – 0.1%
Bristow Group, Inc., 6.88%, 3/01/28(b)	6,000	6,014
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(b)	49,000	51,070
Noble Finance II LLC, 8.00%, 4/15/30(b)	78,000	79,557
Tidewater, Inc., 9.13%, 7/15/30(b)	5,000	5,244
	Par(a)	Value
Oil, Gas Services & Equipment (Continued)
USA Compression Partners L.P./USA Compression Finance Corp., 7.13%, 3/15/29(b)	$35,000	$35,779
Weatherford International Ltd., 8.63%, 4/30/30(b)	28,000	28,765
		206,429
Publishing & Broadcasting – 0.1%
Nexstar Media, Inc.,
5.63%, 7/15/27(b)	13,000	12,975
4.75%, 11/01/28(b)	76,000	73,867
Sinclair Television Group, Inc.,
5.50%, 3/01/30(b)	31,000	25,604
4.38%, 12/31/32(b)	18,000	13,351
9.75%, 2/15/33(b)	24,000	26,100
		151,897
Real Estate Investment Trusts – 0.6%
American Tower Corp.,
5.80%, 11/15/28	55,000	57,096
5.40%, 1/31/35	10,000	10,172
Crown Castle, Inc.,
3.65%, 9/01/27	80,000	78,526
3.80%, 2/15/28	17,000	16,663
2.10%, 4/01/31	80,000	68,843

Diversified Healthcare Trust, 4.38%, 3/01/31	21,000	17,550
ERP Operating L.P., 4.65%, 9/15/34	40,000	38,738
Host Hotels & Resorts L.P., 5.50%, 4/15/35	20,000	19,735
Iron Mountain, Inc., 5.25%, 3/15/28(b)	17,000	16,913
MPT Operating Partnership L.P./MPT Finance Corp.,
5.00%, 10/15/27	22,000	20,183
4.63%, 8/01/29	55,000	41,807
8.50%, 2/15/32(b)	5,000	5,197

Omega Healthcare Investors, Inc., 5.20%, 7/01/30	100,000	100,318
Prologis L.P.,
4.88%, 6/15/28	20,000	20,311
4.75%, 6/15/33	40,000	39,744

Realty Income Corp., 4.75%, 2/15/29	90,000	90,877
RLJ Lodging Trust L.P., 4.00%, 9/15/29(b)	34,000	31,731
Simon Property Group L.P.,
1.38%, 1/15/27	10,000	9,574
5.50%, 3/08/33	40,000	41,661

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Real Estate Investment Trusts (Continued)
Simon Property Group L.P.,
4.75%, 9/26/34	$50,000	$48,684
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC,
10.50%, 2/15/28(b)	23,000	24,308
6.50%, 2/15/29(b)	39,000	37,940

Ventas Realty L.P., 5.10%, 7/15/32	80,000	80,852
VICI Properties L.P., 5.63%, 4/01/35	40,000	40,256
VICI Properties L.P./VICI Note Co., Inc., 4.13%, 8/15/30(b)	50,000	47,772
Welltower OP LLC,
4.50%, 7/01/30	70,000	69,819
3.85%, 6/15/32	70,000	66,456
5.13%, 7/01/35	80,000	79,723
		1,221,449
Real Estate Owners & Developers – 0.0%(c)
Howard Hughes (The) Corp., 4.38%, 2/01/31(b)	32,000	29,451
Real Estate Services – 0.0%(c)
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 4/15/30(b)	50,000	47,884
Anywhere Real Estate Group LLC/Realogy, 9.75%, 4/15/30	23,000	23,952
		71,836
Retail - Consumer Staples – 0.1%
Kroger (The) Co., 5.00%, 9/15/34	50,000	49,460
Walgreens Boots Alliance, Inc.,
8.13%, 8/15/29	58,000	62,259
4.10%, 4/15/50	65,000	55,655
		167,374
Retail - Discretionary – 0.4%
Advance Auto Parts, Inc.,
7.00%, 8/01/30(b)	15,000	15,076
7.38%, 8/01/33(b)	15,000	15,080
AutoZone, Inc.,
4.50%, 2/01/28	40,000	40,129
5.40%, 7/15/34	20,000	20,430
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
8.25%, 1/15/30(b)	26,000	26,755
	Par(a)	Value
Retail - Discretionary (Continued)
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
8.00%, 2/15/31(b)	$32,000	$32,676
8.38%, 6/15/32(b)	42,000	43,328
Bath & Body Works, Inc.,
6.88%, 11/01/35	66,000	67,913
6.75%, 7/01/36	60,000	60,723

Builders FirstSource, Inc., 6.75%, 5/15/35(b)	45,000	46,138
Carvana Co.,
9.00%, 12/01/28(b)(h)	29,803	30,487
9.00%, 6/01/30(b)(h)	53,640	56,106
9.00%, 6/01/31(b)(h)	35,310	41,990

Gap (The), Inc., 3.88%, 10/01/31(b)	38,000	33,769
Hertz (The) Corp., 12.63%, 7/15/29(b)	36,000	37,610
Kohl's Corp., 5.13%, 5/01/31	29,000	20,890
Lowe's Cos., Inc.,
3.35%, 4/01/27	25,000	24,575
3.10%, 5/03/27	45,000	43,979
2.63%, 4/01/31	10,000	8,985
Macy's Retail Holdings LLC,
6.13%, 3/15/32(b)	27,000	25,852
7.38%, 8/01/33(b)	15,000	15,057

Patrick Industries, Inc., 6.38%, 11/01/32(b)	32,000	32,021
QXO Building Products, Inc., 6.75%, 4/30/32(b)	66,000	67,965
		807,534
Semiconductors – 0.2%
Analog Devices, Inc.,
1.70%, 10/01/28	40,000	36,942
2.10%, 10/01/31	30,000	26,154

Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 1/15/27	160,000	158,626
Broadcom, Inc.,
4.00%, 4/15/29(b)	5,000	4,924
5.05%, 4/15/30	26,000	26,565

Intel Corp., 3.75%, 3/25/27	50,000	49,328
Texas Instruments, Inc.,
1.90%, 9/15/31	54,000	46,761
4.90%, 3/14/33	25,000	25,410
4.85%, 2/08/34	60,000	60,609
		435,319

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Software – 0.2%
Autodesk, Inc., 5.30%, 6/15/35	$50,000	$50,658
CoreWeave, Inc.,
9.25%, 6/01/30(b)	86,000	86,434
9.00%, 2/01/31(b)	38,000	37,838

Fortinet, Inc., 2.20%, 3/15/31	10,000	8,793
Intuit, Inc., 5.20%, 9/15/33	100,000	103,104
Oracle Corp.,
5.25%, 2/03/32	60,000	61,267
5.50%, 8/03/35	95,000	96,333

Pagaya U.S. Holdings Co. LLC, 8.88%, 8/01/30(b)	45,000	44,706
Roper Technologies, Inc., 4.50%, 10/15/29	60,000	59,823
		548,956
Specialty Finance – 1.9%
Ally Financial, Inc., (5Y US Treasury CMT + 2.45%), 6.65%, 1/17/40(i)	28,000	27,794
American Express Co.,
(SOFR + 1.22%), 4.92%, 7/20/33(i)	55,000	55,177
(SOFR Index + 1.32%), 5.44%, 1/30/36(i)	90,000	91,774

Apollo Commercial Real Estate Finance, Inc., 4.63%, 6/15/29(b)	29,000	27,545
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/29(b)	33,000	34,884
Boost Newco Borrower LLC, 7.50%, 1/15/31(b)	1,120,000	1,184,188
Bread Financial Holdings, Inc., 9.75%, 3/15/29(b)	87,000	93,331
Broadridge Financial Solutions, Inc., 2.60%, 5/01/31	10,000	8,862
Burford Capital Global Finance LLC,
6.25%, 4/15/28(b)	14,000	13,962
6.88%, 4/15/30(b)	28,000	27,933
9.25%, 7/01/31(b)	83,000	87,770
Capital One Financial Corp.,
(SOFR + 2.44%), 7.15%, 10/29/27(i)	110,000	113,298
(SOFR + 2.64%), 6.31%, 6/08/29(i)	78,000	81,486
(SOFR + 1.56%), 5.46%, 7/26/30(i)	80,000	82,192
	Par(a)	Value
Specialty Finance (Continued)
Credit Acceptance Corp.,
9.25%, 12/15/28(b)	$61,000	$64,513
6.63%, 3/15/30(b)	25,000	25,317
Enova International, Inc.,
11.25%, 12/15/28(b)	44,000	46,834
9.13%, 8/01/29(b)	17,000	17,799

Equifax, Inc., 4.80%, 9/15/29	65,000	65,421
EZCORP, Inc., 7.38%, 4/01/32(b)	15,000	15,622
FactSet Research Systems, Inc.,
2.90%, 3/01/27	150,000	146,467
3.45%, 3/01/32	72,000	65,643

Fair Isaac Corp., 6.00%, 5/15/33(b)	15,000	15,070
FirstCash, Inc.,
5.63%, 1/01/30(b)	11,000	10,886
6.88%, 3/01/32(b)	30,000	30,753
Fiserv, Inc.,
5.38%, 8/21/28	30,000	30,716
5.60%, 3/02/33	150,000	154,180
5.45%, 3/15/34	30,000	30,453

FTAI Aviation Investors LLC, 7.88%, 12/01/30(b)	10,000	10,603
Mastercard, Inc.,
1.90%, 3/15/31	22,000	19,304
4.95%, 3/15/32	90,000	92,146
4.55%, 1/15/35	50,000	48,844

MGIC Investment Corp., 5.25%, 8/15/28	7,000	6,984
Nationstar Mortgage Holdings, Inc.,
5.50%, 8/15/28(b)	504,000	503,321
6.50%, 8/01/29(b)	32,000	32,730
5.13%, 12/15/30(b)	23,000	22,956
5.75%, 11/15/31(b)	30,000	30,333
OneMain Finance Corp.,
7.88%, 3/15/30	60,000	63,160
7.50%, 5/15/31	65,000	67,741
7.13%, 11/15/31	12,000	12,388
PennyMac Financial Services, Inc.,
7.13%, 11/15/30(b)	31,000	31,955
5.75%, 9/15/31(b)	49,000	47,945
6.88%, 5/15/32(b)	15,000	15,283
6.88%, 2/15/33(b)	18,000	18,346
Rithm Capital Corp.,
8.00%, 4/01/29(b)	64,000	65,377
8.00%, 7/15/30(b)	15,000	15,270

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Specialty Finance (Continued)
Rocket Cos, Inc.,
6.13%, 8/01/30(b)	$15,000	$15,209
6.38%, 8/01/33(b)	15,000	15,300
S&P Global, Inc.,
1.25%, 8/15/30	110,000	94,658
2.90%, 3/01/32	90,000	81,334

SLM Corp., 6.50%, 1/31/30	27,000	28,046
Starwood Property Trust, Inc.,
7.25%, 4/01/29(b)	40,000	41,834
6.00%, 4/15/30(b)	10,000	10,098
6.50%, 10/15/30(b)	20,000	20,586

Synchrony Financial, 7.25%, 2/02/33	69,000	72,511
United Wholesale Mortgage LLC, 5.50%, 4/15/29(b)	59,000	57,710
UWM Holdings LLC, 6.63%, 2/01/30(b)	50,000	50,022
		4,241,864
Steel – 0.0%(c)
Reliance, Inc., 2.15%, 8/15/30	40,000	35,416
Technology Hardware – 0.6%
Apple, Inc., 3.35%, 8/08/32	25,000	23,489
CDW LLC/CDW Finance Corp.,
5.10%, 3/01/30	10,000	10,072
3.57%, 12/01/31	230,000	211,768
Cisco Systems, Inc.,
4.95%, 2/24/32	60,000	61,179
5.05%, 2/26/34	45,000	45,814
CommScope LLC,
8.25%, 3/01/27(b)	81,000	81,187
7.13%, 7/01/28(b)	50,000	49,484
9.50%, 12/15/31(b)	22,000	23,167

Diebold Nixdorf, Inc., 7.75%, 3/31/30(b)	8,000	8,488
Jabil, Inc.,
4.25%, 5/15/27	70,000	69,572
5.45%, 2/01/29	30,000	30,607
Motorola Solutions, Inc.,
4.60%, 5/23/29	180,000	180,483
2.75%, 5/24/31	40,000	35,916
5.60%, 6/01/32	50,000	51,856
5.40%, 4/15/34	70,000	71,399
5.55%, 8/15/35	60,000	61,201

NCR Atleos Corp., 9.50%, 4/01/29(b)	72,000	78,002
	Par(a)	Value
Technology Hardware (Continued)

NetApp, Inc., 5.70%, 3/17/35	$44,000	$45,021
Teledyne FLIR LLC, 2.50%, 8/01/30	40,000	36,151
Teledyne Technologies, Inc., 2.75%, 4/01/31	30,000	27,044
Viasat, Inc.,
6.50%, 7/15/28(b)	19,000	17,909
7.50%, 5/30/31(b)	61,000	53,113

Western Digital Corp., 3.10%, 2/01/32	20,000	17,780
		1,290,702
Telecommunications – 1.1%
AT&T, Inc., 4.35%, 3/01/29	2,000	1,994
Cogent Communications Group LLC/Cogent Finance, Inc.,
7.00%, 6/15/27(b)	37,000	37,036
6.50%, 7/01/32(b)	50,000	48,999

EchoStar Corp., 10.75%, 11/30/29	30,000	31,613
Frontier Communications Holdings LLC, 8.75%, 5/15/30(b)	1,318,000	1,379,383
GCI LLC, 4.75%, 10/15/28(b)	57,000	55,017
Hughes Satellite Systems Corp.,
5.25%, 8/01/26	45,000	41,475
6.63%, 8/01/26	72,000	54,466
Level 3 Financing, Inc.,
4.25%, 7/01/28(b)	27,000	24,536
4.50%, 4/01/30	60,000	54,000
3.88%, 10/15/30	30,000	25,725
10.75%, 12/15/30(b)	23,000	25,904
6.88%, 6/30/33(b)	45,000	45,601
Lumen Technologies, Inc.,
4.13%, 4/15/30(b)	267	260
10.00%, 10/15/32(b)	32,000	32,360

Sprint Capital Corp., 8.75%, 3/15/32	30,000	36,237
T-Mobile USA, Inc.,
2.88%, 2/15/31	99,000	89,930
5.15%, 4/15/34	45,000	45,274
4.70%, 1/15/35	110,000	106,430
5.30%, 5/15/35	90,000	90,691

Verizon Communications, Inc., 5.25%, 4/02/35	95,000	95,383
		2,322,314

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Tobacco & Cannabis – 0.5%
Altria Group, Inc.,
6.20%, 11/01/28	$110,000	$115,322
3.40%, 5/06/30	30,000	28,385
2.45%, 2/04/32	190,000	163,617
6.88%, 11/01/33	110,000	122,358
Philip Morris International, Inc.,
3.38%, 8/15/29	15,000	14,406
5.63%, 11/17/29	204,000	212,880
2.10%, 5/01/30	60,000	53,802
5.75%, 11/17/32	25,000	26,240
5.38%, 2/15/33	50,000	51,312
5.63%, 9/07/33	90,000	93,606
4.90%, 11/01/34	100,000	98,682

Turning Point Brands, Inc., 7.63%, 3/15/32(b)	13,000	13,618
		994,228
Transportation & Logistics – 0.1%
American Airlines, Inc.,
7.25%, 2/15/28(b)	76,000	77,551
8.50%, 5/15/29(b)	20,000	20,902

Clue Opco LLC, 9.50%, 10/15/31(b)	32,000	33,932
JetBlue Airways Corp./JetBlue Loyalty L.P., 9.88%, 9/20/31(b)	76,000	73,481
United Parcel Service, Inc., 4.45%, 4/01/30	15,000	15,098
		220,964
Transportation Equipment – 0.0%(c)
Westinghouse Air Brake Technologies Corp., 5.61%, 3/11/34	60,000	62,034
Wholesale - Consumer Staples – 0.0%(c)
United Natural Foods, Inc., 6.75%, 10/15/28(b)	24,000	23,899
Total Corporate Bonds (Cost $37,105,369)		37,466,348

Foreign Issuer Bonds – 2.4%
Australia – 0.2%
BHP Billiton Finance USA Ltd., 4.75%, 2/28/28	270,000	272,950
Fortescue Treasury Pty. Ltd.,
4.38%, 4/01/31(b)	21,000	19,675
6.13%, 4/15/32(b)	42,000	42,827
	Par(a)	Value
Australia (Continued)

Rio Tinto Finance USA Ltd., 7.13%, 7/15/28	$8,000	$8,618
Rio Tinto Finance USA PLC, 5.25%, 3/14/35	70,000	71,030
		415,100
Austria – 0.0%(c)
ams-OSRAM A.G., 12.25%, 3/30/29(b)	17,000	18,258
Bermuda – 0.0%(c)
RenaissanceRe Holdings Ltd., 5.75%, 6/05/33	81,000	83,419
Brazil – 0.1%
Karoon USA Finance, Inc., 10.50%, 5/14/29(b)	18,000	18,537
Klabin Austria GmbH,
3.20%, 1/12/31(b)	37,000	32,794
7.00%, 4/03/49(b)	44,000	44,636
		95,967
Canada – 0.5%
Algoma Steel, Inc., 9.13%, 4/15/29(b)	29,000	26,299
Bank of Montreal, 5.72%, 9/25/28	50,000	51,914
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC,
6.25%, 9/15/27(b)	3,000	2,994
4.88%, 2/15/30(b)	40,000	36,373

Canadian Imperial Bank of Commerce, (SOFR + 1.34%), 4.63%, 9/11/30(i)	25,000	24,999
Canadian National Railway Co., 3.85%, 8/05/32	60,000	56,835
CGI, Inc., 4.95%, 3/14/30(b)	100,000	101,207
Champion Iron Canda, Inc., 7.88%, 7/15/32(b)	45,000	45,961
Enbridge, Inc., 5.63%, 4/05/34	35,000	35,816
Fairfax Financial Holdings Ltd.,
3.38%, 3/03/31	25,000	23,103
5.63%, 8/16/32	70,000	71,573
6.00%, 12/07/33	181,000	188,367
goeasy Ltd.,
9.25%, 12/01/28(b)	14,000	14,819
7.63%, 7/01/29(b)	65,000	66,934
6.88%, 5/15/30(b)	20,000	20,039
7.38%, 10/01/30(b)	12,000	12,235

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Canada (Continued)

Greenfire Resources Ltd., 12.00%, 10/01/28(b)	$20,000	$20,988
MEG Energy Corp., 5.88%, 2/01/29(b)	19,000	19,002
New Flyer Holdings, Inc., 9.25%, 7/01/30(b)	35,000	37,248
New Gold, Inc., 6.88%, 4/01/32(b)	5,000	5,131
Parkland Corp., 6.63%, 8/15/32(b)	18,000	18,398
RB Global Holdings, Inc., 6.75%, 3/15/28(b)	20,000	20,473
Royal Bank of Canada,
5.20%, 8/01/28	40,000	41,000
(SOFR + 0.83%), 4.97%, 1/24/29(i)	80,000	80,924

Strathcona Resources Ltd., 6.88%, 8/01/26(b)	43,000	43,054
Taseko Mines Ltd., 8.25%, 5/01/30(b)	46,000	48,030
Toronto-Dominion Bank (The), 4.69%, 9/15/27	40,000	40,242
Vermilion Energy, Inc., 7.25%, 2/15/33(b)	7,000	6,618
		1,160,576
Colombia – 0.0%(c)
Aris Mining Corp., 8.00%, 10/31/29(b)	31,000	31,878
Congo – 0.0%(c)
Ivanhoe Mines Ltd., 7.88%, 1/23/30(b)	50,000	50,242
Finland – 0.0%(c)
Amer Sports Co., 6.75%, 2/16/31(b)	46,000	47,836
France – 0.0%(c)
Vallourec SACA, 7.50%, 4/15/32(b)	25,000	26,467
Viridien, 10.00%, 10/15/30(b)	45,000	44,311
		70,778
Germany – 0.0%(c)
IHO Verwaltungs GmbH,
(100% Cash), 7.75%, 11/15/30(b)(h)	35,000	35,925
(100% Cash), 8.00%, 11/15/32(b)(h)	42,000	43,179
		79,104
	Par(a)	Value
Guatemala – 0.1%
Millicom International Cellular S.A.,
4.50%, 4/27/31(b)	$55,000	$50,677
7.38%, 4/02/32(b)	80,000	82,182
		132,859
India – 0.0%(c)
Biocon Biologics Global PLC, 6.67%, 10/09/29(b)	74,000	69,675
Ireland – 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.95%, 9/10/34	300,000	292,585
Israel – 0.0%(c)
Energean PLC, 6.50%, 4/30/27(b)	14,000	13,755
Japan – 0.5%
Honda Motor Co. Ltd.,
2.53%, 3/10/27	70,000	67,942
4.69%, 7/08/30	110,000	110,069
5.34%, 7/08/35	120,000	119,988

Mitsubishi UFJ Financial Group, Inc., (1Y US Treasury CMT + 0.83%), 2.34%, 1/19/28(i)	275,000	266,382
Mizuho Financial Group, Inc., (1Y US Treasury CMT + 0.92%), 4.71%, 7/08/31(i)	200,000	199,573
Nissan Motor Co. Ltd., 8.13%, 7/17/35(b)	10,000	10,498
Rakuten Group, Inc.,
11.25%, 2/15/27(b)	79,000	85,616
9.75%, 4/15/29(b)	114,000	124,821
		984,889
Jersey, C.I. – 0.0%(c)
Aston Martin Capital Holdings Ltd., 10.00%, 3/31/29(b)	72,000	68,671
South Africa – 0.1%
Stillwater Mining Co.,
4.00%, 11/16/26(b)	42,000	41,073
4.50%, 11/16/29(b)	54,000	49,345
		90,418
Spain – 0.0%(c)
Banco Bilbao Vizcaya Argentaria S.A., (5Y US Treasury CMT + 3.25%), 7.75%, 1/14/32(i)(k)	61,000	63,213

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Turkey – 0.1%
Eldorado Gold Corp., 6.25%, 9/01/29(b)	$49,000	$48,964
Sisecam UK PLC,
8.25%, 5/02/29(b)	25,000	25,622
8.63%, 5/02/32(b)	65,000	66,861
		141,447
United Kingdom – 0.6%
BAT Capital Corp.,
6.34%, 8/02/30	96,000	102,916
5.63%, 8/15/35	70,000	71,103

BAT International Finance PLC, 4.45%, 3/16/28	20,000	19,935
Belron UK Finance PLC, 5.75%, 10/15/29(b)	23,000	23,216
Connect Finco S.a.r.l./Connect U.S. Finco LLC, 9.00%, 9/15/29(b)	35,000	35,343
Diageo Capital PLC, 5.50%, 1/24/33	260,000	271,075
HSBC Holdings PLC,
(SOFR + 1.97%), 6.16%, 3/09/29(i)	200,000	207,436
(SOFR + 1.29%), 5.29%, 11/19/30(i)	400,000	408,391

Ithaca Energy North Sea PLC, 8.13%, 10/15/29(b)	81,000	83,504
Jaguar Land Rover Automotive PLC, 4.50%, 10/01/27(b)	16,000	15,702
Zegona Finance PLC, 8.63%, 7/15/29(b)	80,000	85,160
		1,323,781
Zambia – 0.1%
First Quantum Minerals Ltd.,
9.38%, 3/01/29(b)	57,000	60,404
8.63%, 6/01/31(b)	21,000	21,866
8.00%, 3/01/33(b)	29,000	29,882
		112,152
Total Foreign Issuer Bonds (Cost $5,280,271)		5,346,603

Mortgage-Backed Securities – 14.0%
Federal National Mortgage Association – 0.0%(c)
Pool,
4.50%, 1/01/49	6,837	6,598
2.50%, 11/01/50	62,094	51,472
		58,070
Government National Mortgage Association – 1.3%
Pool,
2.00%, 8/01/53(j)	925,000	746,554
	Par(a)	Value
Government National Mortgage Association (Continued)
Pool,
3.00%, 8/01/53(j)	$425,000	$371,289
3.50%, 8/01/53(j)	250,000	224,600
4.50%, 8/01/53(j)	225,000	213,498
5.00%, 8/01/53(j)	250,000	243,962
5.50%, 8/01/53(j)	375,000	373,988
6.00%, 8/01/53(j)	125,000	126,675
2.50%, 8/01/55(j)	300,000	252,237
4.00%, 8/01/55(j)	150,000	138,116
6.50%, 8/01/55(j)	75,000	76,980
		2,767,899
Government National Mortgage Association II – 0.0%(c)
Pool, 2.50%, 12/20/46 - 1/20/51	141,584	117,848
Uniform Mortgage-Backed Securities – 3.3%
Pool,
2.00%, 8/01/38 - 8/01/53(j)	1,825,000	1,477,558
2.50%, 8/01/40 - 8/01/53(j)	2,015,000	1,699,830
3.00%, 8/01/40 - 8/01/52(j)	775,000	674,534
3.50%, 8/01/40 - 8/01/53(j)	625,000	559,886
4.00%, 8/01/40 - 8/01/52(j)	700,000	649,171
4.50%, 8/01/53(j)	325,000	308,260
5.00%, 8/01/53(j)	450,000	437,939
5.50%, 8/01/53(j)	525,000	522,220
6.00%, 8/01/53(j)	575,000	582,948
6.50%, 8/01/53(j)	325,000	335,209
		7,247,555
Whole Loan – 9.4%
FHLMC STACR REMIC Trust,
Series 2021-DNA1, Class B1, (30D Average SOFR + 2.65%), 7.00%, 1/25/51(b)(l)	700,000	733,689
Series 2021-DNA2, Class B1, (30D Average SOFR + 3.40%), 7.75%, 8/25/33(b)(l)	700,000	776,566
Series 2021-DNA3, Class B1, (30D Average SOFR + 3.50%), 7.85%, 10/25/33(b)(l)	250,000	281,170

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Whole Loan (Continued)
FHLMC STACR REMIC Trust,
Series 2021-DNA5, Class B1, (30D Average SOFR + 3.05%), 7.40%, 1/25/34(b)(l)	$784,414	$838,626
Series 2021-DNA5, Class B2, (30D Average SOFR + 5.50%), 9.85%, 1/25/34(b)(l)	250,000	295,672
Series 2021-DNA6, Class B1, (30D Average SOFR + 3.40%), 7.75%, 10/25/41(b)(l)	530,000	543,973
Series 2021-HQA1, Class B1, (30D Average SOFR + 3.00%), 7.35%, 8/25/33(b)(l)	629,000	690,357
Series 2021-HQA2, Class B1, (30D Average SOFR + 3.15%), 7.50%, 12/25/33(b)(l)	400,000	440,876
Series 2021-HQA2, Class B2, (30D Average SOFR + 5.45%), 9.80%, 12/25/33(b)(l)	200,000	233,702
Series 2021-HQA3, Class B1, (30D Average SOFR + 3.35%), 7.70%, 9/25/41(b)(l)	800,000	817,116
Series 2021-HQA3, Class M2, (30D Average SOFR + 2.10%), 6.45%, 9/25/41(b)(l)	355,000	358,106
Series 2021-HQA4, Class B1, (30D Average SOFR + 3.75%), 8.10%, 12/25/41(b)(l)	750,000	772,231
Series 2022-DNA1, Class B1, (30D Average SOFR + 3.40%), 7.75%, 1/25/42(b)(l)	250,000	257,193
Series 2022-DNA1, Class M2, (30D Average SOFR + 2.50%), 6.85%, 1/25/42(b)(l)	250,000	254,587
Series 2022-DNA2, Class M2, (30D Average SOFR + 3.75%), 8.10%, 2/25/42(b)(l)	300,000	311,507
Series 2022-DNA3. Class M2, (30D Average SOFR + 4.35%), 8.70%, 4/25/42(b)(l)	521,000	548,084
Series 2022-DNA4, Class M2, (30D Average SOFR + 5.25%), 9.60%, 5/25/42(b)(l)	550,000	587,471
	Par(a)	Value
Whole Loan (Continued)
FHLMC STACR REMIC Trust,
Series 2022-DNA7, Class M2, (30D Average SOFR + 7.00%), 11.35%, 3/25/52(b)(l)	$500,000	$559,337
Series 2022-HQA1, Class M2, (30D Average SOFR + 5.25%), 9.60%, 3/25/42(b)(l)	788,000	836,666
Series 2022-HQA2, Class M2, (30D Average SOFR + 6.00%), 10.35%, 7/25/42(b)(l)	485,000	526,533
Series 2021-DNA7, Class B1, (30D Average SOFR + 3.65%), 8.00%, 11/25/41(b)(l)	710,000	731,645
FNMA Connecticut Avenue Securities,
Series 2020-R01, Class 1B1, (30D Average SOFR + 3.36%), 7.71%, 1/25/40(b)(l)	100,870	103,329
Series 2020-SBT1, Class 1M2, (30D Average SOFR + 3.76%), 8.11%, 2/25/40(b)(l)	625,000	648,631
Series 2020-SBT1, Class 2M2, (30D Average SOFR + 3.76%), 8.11%, 2/25/40(b)(l)	745,000	773,895
Series 2021-R01, Class 1B1, (30D Average SOFR + 3.10%), 7.45%, 10/25/41(b)(l)	855,200	874,099
Series 2021-R02, Class 2B1, (30D Average SOFR + 3.30%), 7.65%, 11/25/41(b)(l)	750,000	768,013
Series 2021-R02, Class 2M2, (30D Average SOFR + 2.00%), 6.35%, 11/25/41(b)(l)	267,561	269,646
Series 2021-R03, Class 1B1, (30D Average SOFR + 2.75%), 7.10%, 12/25/41(b)(l)	750,000	764,484
Series 2022-R01, Class 1B1, (30D Average SOFR + 3.15%), 7.50%, 12/25/41(b)(l)	802,000	822,528
Series 2022-R02, Class 2B1, (30D Average SOFR + 4.50%), 8.85%, 1/25/42(b)(l)	786,000	819,598

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Whole Loan (Continued)
FNMA Connecticut Avenue Securities,
Series 2022-R02, Class 2M2, (30D Average SOFR + 3.00%), 7.35%, 1/25/42(b)(l)	$701,348	$718,363
Series 2022-R03, Class 1B1, (30D Average SOFR + 6.25%), 10.60%, 3/25/42(b)(l)	635,000	684,942
Series 2022-R04, Class 1B1, (30D Average SOFR + 5.25%), 9.60%, 3/25/42(b)(l)	250,000	265,994
Series 2022-R05, Class 2M2, (30D Average SOFR + 3.00%), 7.35%, 4/25/42(b)(l)	540,000	553,667
Series 2022-R06, Class 1B1, (30D Average SOFR + 6.35%), 10.70%, 5/25/42(b)(l)	290,000	315,257
Series 2022-R08, Class 1B1, (30D Average SOFR + 5.60%), 9.95%, 7/25/42(b)(l)	235,000	253,361
Series 2024-R02, Class 1B1, (30D Average SOFR + 2.50%), 6.85%, 2/25/44(b)(l)	345,000	353,090
Series 2024-R06, Class 1B1, (30D Average SOFR + 2.05%), 6.40%, 9/25/44(b)(l)	250,000	251,327
		20,635,331
Total Mortgage-Backed Securities (Cost $30,620,130)		30,826,703

	Number of Shares
Preferred Stocks – 1.4%
Specialty Finance – 1.4%
AGNC Investment Corp., (3M CME Term SOFR + 4.96%), 9.28%(l)	23,314	594,041
AGNC Investment Corp. (NASDAQ Exchange), (3M CME Term SOFR + 5.25%), 9.57%(l)	3,228	82,927
MFA Financial, Inc., (3M CME Term SOFR + 5.61%), 9.90%(l)	31,438	771,174
New York Mortgage Trust, Inc., (3M USD LIBOR + 6.43%), 11.28%(l)	2,103	52,070
	Number of Shares	Value
Specialty Finance (Continued)
New York Mortgage Trust, Inc. (NASDAQ Exchange), (SOFR + 6.13%), 6.88%(l)	21,682	$472,668
Redwood Trust, Inc., (5Y US Treasury CMT + 6.28%), 10.00%(l)	7,133	180,108
Rithm Capital Corp., (3M CME Term SOFR + 5.90%), 10.16%(l)	5,335	137,376
Rithm Capital Corp. (New York Exchange), (3M CME Term SOFR + 5.23%), 9.56%(l)	28,302	715,758
Total Preferred Stocks (Cost $2,641,817)		3,006,122

Rights – 0.1%
Biotechnology & Pharmaceuticals – 0.1%
Albireo Pharma, Inc. CVR(f)(m)*	21,904	59,259
CinCor Pharma, Inc. CVR(f)(m)*	24,888	96,063
Concert Pharmaceuticals, Inc. CVR(f)(m)*	97,290	45,259
		200,581
Forestry, Paper & Wood Products – 0.0%(c)
Resolute Forest Products, Inc. CVR(f)(m)*	44,100	69,969
Medical Equipment & Devices – 0.0%(c)
ABIOMED, Inc. CVR(f)(m)*	8,954	14,327
Total Rights (Cost $—)		284,877

	Par(a)/Number of Shares
Short-Term Investments – 18.4%
Convertible Bonds – 3.8%
Arbor Realty Trust, Inc., 7.50%, 8/01/25	$970,000	970,000
Dayforce, Inc., 0.25%, 3/15/26(e)	331,000	320,243
Duke Energy Corp., 4.13%, 4/15/26(e)	673,000	720,783
Enphase Energy, Inc., 0.00%, 3/01/26(g)	252,000	242,878
fuboTV, Inc., 3.25%, 2/15/26	695,000	682,142
Haemonetics Corp., 0.00%, 3/01/26(g)	390,000	377,715

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)/Number of Shares	Value
Convertible Bonds (Continued)
Mesa Laboratories, Inc., 1.38%, 8/15/25	$622,000	$617,273
Mitek Systems, Inc., 0.75%, 2/01/26	141,000	136,911
NextEra Energy Partners L.P., 0.00%, 11/15/25(b)(e)(g)	664,000	649,923
Peloton Interactive, Inc., 0.00%, 2/15/26(g)	126,000	121,438
PennyMac Corp., 5.50%, 3/15/26(e)	741,000	728,773
SolarEdge Technologies, Inc., 0.00%, 9/15/25(e)(g)	817,000	801,886
Summit Hotel Properties, Inc., 1.50%, 2/15/26(e)	513,000	497,097
Two Harbors Investment Corp., 6.25%, 1/15/26(e)	1,549,000	1,539,706
		8,406,768
Corporate Bonds – 0.7%
Ares Capital Corp., 2.15%, 7/15/26	48,000	46,857
AT&T, Inc., 1.70%, 3/25/26	373,000	366,231
AutoZone, Inc., 5.05%, 7/15/26	120,000	120,638
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 5/15/26(b)	17,000	16,956
Charles Schwab (The) Corp., 1.15%, 5/13/26	50,000	48,729
Equinix, Inc., 1.45%, 5/15/26	70,000	68,218
Jabil, Inc., 1.70%, 4/15/26	65,000	63,715
NextEra Energy Capital Holdings, Inc., 5.75%, 9/01/25	30,000	30,019
NiSource, Inc., 0.95%, 8/15/25	100,000	99,869
ONEOK, Inc.,
2.20%, 9/15/25	80,000	79,747
5.85%, 1/15/26	77,000	77,392

Oracle Corp., 1.65%, 3/25/26	180,000	176,471
Ovintiv, Inc., 5.38%, 1/01/26	10,000	10,009
PPG Industries, Inc., 1.20%, 3/15/26	165,000	161,585
	Par(a)/Number of Shares	Value
Corporate Bonds (Continued)

PPL Capital Funding, Inc., 3.10%, 5/15/26	$20,000	$19,760
Reliance, Inc., 1.30%, 8/15/25	40,000	39,946
		1,426,142
Foreign Issuer Bonds – 0.1%
Bank of Nova Scotia (The), 1.35%, 6/24/26	44,000	42,830
Lloyds Banking Group PLC, 4.58%, 12/10/25	200,000	199,886
		242,716
Money Market Fund – 4.0%
Northern Institutional Funds - Treasury Portfolio (Premier), 4.15%(n)	8,893,896	8,893,896
U.S. Treasury Bills – 9.8%
U.S. Treasury Bills,
4.20%, 9/02/25(o)	9,673,000	9,636,234
4.20%, 9/04/25(o)	9,700,000	9,660,818
4.17%, 9/11/25(o)	400,000	398,047
4.19%, 9/16/25(o)	1,500,000	1,491,822
4.20%, 11/12/25(o)	400,000	395,154
		21,582,075
Total Short-Term Investments (Cost $40,527,790)		40,551,597

Number of Contracts		Notional Amount
Purchased Options – 0.0%(c)
Call Options - Exchange Traded – 0.0%(c)
Chevron Corp.,
Strike Price USD 170.00, Expires 9/19/25	93	1,410,252	3,999
Strike Price USD 165.00, Expires 9/19/25	93	1,410,252	7,905
Skechers USA, Inc., Strike Price USD 65.00, Expires 8/15/25	131	828,575	1,310
			13,214

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Number of Contracts		Notional Amount	Value
Put Options - Exchange Traded – 0.0%(c)
Skechers USA, Inc., Strike Price USD 55.00, Expires 8/15/25	262	1,657,150	$2,620
Verona Pharma PLC, Strike Price USD 100.00, Expires 12/19/25	10	105,090	360
			2,980
Total Purchased Options (Premiums Paid $97,520)			16,194
Total Long Positions – 106.7% (Cost $228,160,048)			235,285,456

	Number of Shares	Value
Short Positions – (16.4)%(p)
Common Stocks – (16.4)%
Asset Management – (1.4)%
Affiliated Managers Group, Inc.	(2,346)	(492,355)
Apollo Global Management, Inc.	(5,017)	(729,070)
Ares Management Corp., Class A	(3,916)	(726,535)
IREN Ltd. (Australia)	(6,523)	(105,086)
MARA Holdings, Inc.	(9,369)	(150,654)
WisdomTree, Inc.	(71,781)	(952,534)
(3,156,234)
Automotive – (0.1)%
indie Semiconductor, Inc., Class A (China)	(22,385)	(87,526)
Rivian Automotive, Inc., Class A	(7,921)	(101,943)
(189,469)
Banking – (1.1)%
Columbia Banking System, Inc.	(63,400)	(1,508,920)
Huntington Bancshares, Inc.	(54,130)	(889,356)
(2,398,276)
Biotechnology & Pharmaceuticals – (1.0)%
Ascendis Pharma A/S ADR (Denmark)	(1,839)	(319,066)
Bridgebio Pharma, Inc.	(3,432)	(162,231)
Celcuity, Inc.	(800)	(31,332)
Collegium Pharmaceutical, Inc.	(10,527)	(314,336)
Ionis Pharmaceuticals, Inc.	(2,169)	(93,224)
Jazz Pharmaceuticals PLC	(3,491)	(400,173)
	Number of Shares	Value
Biotechnology & Pharmaceuticals (Continued)
Mirum Pharmaceuticals, Inc.	(14,676)	$(758,456)
Pacira BioSciences, Inc.	(4,489)	(94,673)
(2,173,491)
Cable & Satellite – (0.1)%
Sirius XM Holdings, Inc.	(11,253)	(237,663)
Chemicals – (0.3)%
Albemarle Corp.	(10,037)	(681,010)
Commercial Support Services – (0.3)%
Alarm.com Holdings, Inc.	(2,860)	(156,242)
CSG Systems International, Inc.	(6,523)	(407,426)
(563,668)
E-Commerce Discretionary – (0.3)%
Wayfair, Inc., Class A	(9,631)	(632,179)
Electric Utilities – (0.4)%
CenterPoint Energy, Inc.	(10,687)	(414,869)
Duke Energy Corp.	(3,190)	(388,032)
PG&E Corp.	(9,041)	(126,755)
(929,656)
Electrical Equipment – (0.4)%
Bloom Energy Corp., Class A	(10,124)	(378,536)
OSI Systems, Inc.	(2,098)	(463,679)
(842,215)
Engineering & Construction – (0.1)%
Tetra Tech, Inc.	(8,575)	(315,045)
Entertainment Content – (0.3)%
Sphere Entertainment Co.	(15,387)	(662,410)
Health Care Facilities & Services – (0.2)%
BrightSpring Health Services, Inc.	(25,731)	(531,345)
Household Products – (0.1)%
Oddity Tech Ltd., Class A (Israel)	(1,766)	(123,744)
Spectrum Brands Holdings, Inc.	(1,557)	(83,315)
(207,059)
Industrial Intermediate Products – (0.2)%
Chart Industries, Inc.(e)	(2,759)	(548,572)
Internet Media & Services – (0.1)%
MakeMyTrip Ltd. (India)	(377)	(35,283)

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Internet Media & Services (Continued)
Snap, Inc., Class A	(11,029)	$(104,004)
Ziff Davis, Inc.	(116)	(3,610)
(142,897)
IT Services – (0.1)%
Parsons Corp.	(3,586)	(266,081)
Leisure Facilities & Services – (0.9)%
Carnival Corp.	(11,716)	(348,785)
Cheesecake Factory (The), Inc.	(7,600)	(485,716)
DraftKings, Inc., Class A	(2,102)	(94,674)
Live Nation Entertainment, Inc.	(5,320)	(785,764)
Marriott Vacations Worldwide Corp.	(391)	(29,118)
Norwegian Cruise Line Holdings Ltd.	(7,615)	(194,640)
(1,938,697)
Medical Equipment & Devices – (0.6)%
CONMED Corp.	(329)	(16,828)
Dexcom, Inc.	(568)	(45,878)
Enovis Corp.	(4,412)	(118,242)
Exact Sciences Corp.	(5,334)	(250,431)
Haemonetics Corp.	(1,932)	(143,045)
Integer Holdings Corp.	(2,134)	(231,560)
LeMaitre Vascular, Inc.	(2,111)	(171,498)
Omnicell, Inc.	(6,414)	(198,898)
Tempus AI, Inc.	(1,107)	(62,645)
(1,239,025)
Metals & Mining – (0.9)%
Centrus Energy Corp., Class A	(3,520)	(758,208)
Century Aluminum Co.	(13,333)	(282,393)
Equinox Gold Corp. (Canada)	(79,736)	(486,389)
Fortuna Mining Corp. (Canada)	(48,511)	(312,896)
Peabody Energy Corp.	(5,104)	(82,430)
(1,922,316)
Oil & Gas Supply Chain – (2.1)%
Chevron Corp.(d)	(17,551)	(2,661,434)
Viper Energy, Inc.	(53,267)	(2,006,035)
(4,667,469)
Real Estate Investment Trusts – (0.0)%(c)
Pebblebrook Hotel Trust	(1,919)	(19,248)
Renewable Energy – (0.0)%(c)
Array Technologies, Inc.	(5,821)	(37,836)
	Number of Shares	Value
Retail - Consumer Staples – (0.1)%
Hims & Hers Health, Inc.	(1,992)	$(131,831)
Retail - Discretionary – (0.1)%
GameStop Corp., Class A	(9,466)	(212,512)
Semiconductors – (0.2)%
MKS, Inc.	(2,194)	(208,825)
ON Semiconductor Corp.	(3,164)	(178,323)
Vishay Intertechnology, Inc.	(9,643)	(158,049)
(545,197)
Software – (2.7)%
Bentley Systems, Inc., Class B	(2,218)	(128,600)
BILL Holdings, Inc.	(1,246)	(53,391)
Cloudflare, Inc., Class A	(64)	(13,292)
Evolent Health, Inc., Class A	(4,382)	(44,039)
Five9, Inc.	(1,437)	(37,118)
MicroStrategy, Inc., Class A	(384)	(154,314)
Pagaya Technologies Ltd., Class A	(20,503)	(616,115)
Palo Alto Networks, Inc.	(16,211)	(2,814,230)
Progress Software Corp.	(5,177)	(248,910)
PROS Holdings, Inc.	(1,558)	(24,445)
Rapid7, Inc.	(2,492)	(52,631)
Rubrik, Inc., Class A	(213)	(20,224)
Synopsys, Inc.	(2,298)	(1,455,714)
Unity Software, Inc.	(5,262)	(175,540)
Zscaler, Inc.	(130)	(37,123)
(5,875,686)
Specialty Finance – (0.4)%
Block, Inc.	(64)	(4,945)
EZCORP, Inc., Class A	(31,819)	(455,648)
Qifu Technology, Inc. ADR (China)	(1,924)	(66,051)
Shift4 Payments, Inc., Class A	(4,248)	(437,544)
(964,188)
Technology Hardware – (1.1)%
Applied Optoelectronics, Inc.	(5,595)	(127,958)
Hewlett Packard Enterprise Co.	(24,306)	(502,891)
Lumentum Holdings, Inc.	(1,063)	(117,015)
NCR Voyix Corp.	(17,610)	(239,848)
Sandisk Corp.	(1)	(43)
Super Micro Computer, Inc.	(5,568)	(328,345)
Western Digital Corp.	(13,283)	(1,045,239)
(2,361,339)

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Telecommunications – (0.1)%
AST SpaceMobile, Inc.	(1,817)	$(96,610)
BlackSky Technology, Inc.	(2,000)	(38,480)
(135,090)
Transportation & Logistics – (0.6)%
Union Pacific Corp.	(5,913)	(1,312,509)
Transportation Equipment – (0.1)%
Greenbrier (The) Cos., Inc.	(6,489)	(295,249)
Total Common Stocks (Proceeds $32,859,592)		(36,135,462)

Rights – 0.0%(c)
Biotechnology & Pharmaceuticals — 0.0%(c)
Ligand Pharmaceuticals, Inc. CVR (Switzerland Exchange)(f)	(52)	—
Ligand Pharmaceuticals, Inc. CVR(f)	(52)	—
Total Rights (Proceeds $—)		—
Total Short Positions – (16.4)% (Proceeds $32,859,592)		(36,135,462)
Total Written Options – (0.0)%(c) (Premiums Received $35,552)		(76,275)
Other Assets less Liabilities – 9.7%(q)		21,500,675
NET ASSETS – 100.0%		$220,574,394
Percentages shown are based on Net Assets.
All securities are United States companies, unless noted otherwise in parentheses.

(a)	Par value is in USD unless otherwise indicated.
(b)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2025, these securities had a total value of $52,650,985 or 23.87% of net assets.

(c)	Amount rounds to less than 0.05%.
(d)	Security represents underlying investment on open options contracts.
(e)	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap agreements.
(f)	Investment is valued using significant unobservable inputs (Level 3).
(g)	Zero coupon bond.
(h)	Distributions from this security are made via payments in-kind (PIK) unless otherwise noted in the description.
(i)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of July 31, 2025 is disclosed.
(j)	When-Issued Security. Coupon rate was not yet in effect at July 31, 2025.
(k)	Perpetual bond. Maturity date represents next call date.
(l)	Variable or floating rate security. Rate as of July 31, 2025 is disclosed.

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
(m)
Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations. At
July 31, 2025, the value of restricted securities (excluding 144A issues) amounted to $284,877 or 0.13% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
ABIOMED, Inc. CVR	12/23/22	$—
Albireo Pharma, Inc. CVR	3/03/23	—
CinCor Pharma, Inc. CVR	2/27/23	—
Concert Pharmaceuticals, Inc. CVR	3/07/23	—
Resolute Forest Products, Inc. CVR	3/01/23	—

(n)	7-day current yield as of July 31, 2025 is disclosed.
(o)	Discount rate at the time of purchase.
(p)	Securities sold short are not owned by the Fund.
(q)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures, swaps and written option contracts.
*	Non-Income Producing Security

Abbreviations:

1Y	1 Year
3M	3 Month
5Y	5 Year
30D	30 Day
ADR	American Depositary Receipt
AUD	Australian Dollar
BDC	Business Development Company
CAD	Canadian Dollar
CDX	Credit Default Swap Index
CME	Chicago Mercantile Exchange
CMT	Constant Maturity
CVR	Contingent Value Rights
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	British Pound
L.P.	Limited Partnership
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
MSCI	Morgan Stanley Capital International
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standards & Poor's
SOFR	United States Secured Overnight Financing Rate
STACR	Structured Agency Credit Risk
USD	United States Dollar

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Futures Contracts outstanding at July 31, 2025: Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year Australian Treasury Bond	20	9/15/2025	AUD	1,462,502	$3,431
Ultra 10-Year U.S. Treasury Note	38	9/19/2025	USD	4,296,969	21,587
Long Gilt	9	9/26/2025	GBP	1,095,400	15,887
2-Year U.S. Treasury Note	150	9/30/2025	USD	31,047,656	(43,365)
5-Year U.S. Treasury Note	44	9/30/2025	USD	4,759,563	11,195
Total Long Contracts					$8,735
Short Contracts
Euro-Bund	(12)	9/10/2025	EUR	1,776,164	$18,613
10-Year Canadian Government Bond	(4)	9/18/2025	CAD	347,921	2,212
10-Year U.S. Treasury Note	(117)	9/19/2025	USD	12,994,312	(70,685)
U.S. Treasury Long Bond	(15)	9/19/2025	USD	1,712,813	(42,953)
Ultra U.S. Treasury Bond	(5)	9/19/2025	USD	586,563	(2,755)
Total Short Contracts					$(95,568)
					$(86,833)

Forward Foreign Currency Exchange Contracts outstanding at July 31, 2025:

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

9/15/25	U.S. Dollars	5,798,461	Canadian Dollars	7,888,100	Northern Trust	$92,337
9/15/25	U.S. Dollars	996,294	British Pounds	732,300	Northern Trust	28,729
9/17/25	U.S. Dollars	1,120,208	Swedish Kronor	10,700,000	Goldman Sachs	23,632
9/17/25	U.S. Dollars	596,052	Philippine Pesos	33,400,000	Goldman Sachs	23,191
9/17/25	U.S. Dollars	1,135,747	Euro	971,700	Morgan Stanley	23,153
9/15/25	U.S. Dollars	1,286,207	Euro	1,103,590	Northern Trust	22,777
9/17/25	U.S. Dollars	727,094	British Pounds	534,000	Citibank	21,521
9/17/25	U.S. Dollars	779,756	New Zealand Dollars	1,290,000	Goldman Sachs	18,459
9/17/25	U.S. Dollars	700,983	Australian Dollars	1,072,000	Bank of America	11,413
9/17/25	U.S. Dollars	476,425	South Korean Won	649,300,000	JPMorgan Chase	9,721
9/15/25	U.S. Dollars	426,581	Euro	365,620	BNY Mellon	8,006
9/17/25	U.S. Dollars	282,666	Philippine Pesos	16,019,000	Bank of America	7,915
9/17/25	U.S. Dollars	317,841	Euro	271,000	Goldman Sachs	7,546
9/17/25	U.S. Dollars	414,677	Euro	356,000	Barclays	7,058
9/17/25	U.S. Dollars	173,336	Japanese Yen	25,000,000	Morgan Stanley	6,624
9/17/25	U.S. Dollars	469,101	Australian Dollars	720,000	Deutsche Bank	5,958
9/17/25	U.S. Dollars	137,702	Japanese Yen	19,790,000	JPMorgan Chase	5,733

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at July 31, 2025: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
9/17/25	U.S. Dollars	210,399	British Pounds	155,000	Morgan Stanley	$5,598
9/17/25	U.S. Dollars	845,228	Polish Zloty	3,150,000	Deutsche Bank	5,374
9/17/25	U.S. Dollars	170,536	New Zealand Dollars	280,000	Deutsche Bank	5,293
9/17/25	U.S. Dollars	236,865	Singapore Dollars	300,000	Goldman Sachs	4,921
9/17/25	U.S. Dollars	178,242	Swiss Francs	140,000	Deutsche Bank	4,807
9/17/25	U.S. Dollars	253,170	South African Rand	4,544,000	Barclays	4,583
9/17/25	U.S. Dollars	177,999	Swiss Francs	140,000	JPMorgan Chase	4,564
9/17/25	U.S. Dollars	95,265	Swedish Kronor	900,000	Morgan Stanley	3,030
9/17/25	U.S. Dollars	127,176	British Pounds	94,000	Bank of America	2,974
9/17/25	U.S. Dollars	104,063	Philippine Pesos	5,900,000	Barclays	2,869
9/17/25	U.S. Dollars	165,312	Taiwan Dollars	4,839,000	Barclays	2,833
9/17/25	U.S. Dollars	125,480	Japanese Yen	18,400,000	Bank of America	2,779
9/17/25	U.S. Dollars	134,817	British Pounds	100,000	Barclays	2,688
9/17/25	U.S. Dollars	276,993	Euro	240,000	Citibank	2,194
9/17/25	U.S. Dollars	182,186	Australian Dollars	280,000	Goldman Sachs	2,075
9/17/25	U.S. Dollars	78,943	Australian Dollars	120,000	Barclays	1,752
9/17/25	U.S. Dollars	63,654	Swiss Francs	50,000	Morgan Stanley	1,713
9/17/25	U.S. Dollars	143,190	Australian Dollars	220,000	JPMorgan Chase	1,674
9/17/25	U.S. Dollars	120,043	Indonesian Rupiahs	1,956,459,000	Goldman Sachs	1,651
9/17/25	U.S. Dollars	80,451	Canadian Dollars	109,000	Barclays	1,595
9/17/25	U.S. Dollars	54,631	New Zealand Dollars	90,000	Morgan Stanley	1,518
9/17/25	U.S. Dollars	76,484	Japanese Yen	11,261,000	Citibank	1,390
9/17/25	U.S. Dollars	131,205	Mexican Pesos	2,462,261	Barclays	1,384
9/17/25	U.S. Dollars	60,470	Chilean Pesos	57,544,738	Citibank	1,301
9/17/25	U.S. Dollars	95,333	Canadian Dollars	130,000	Morgan Stanley	1,285
9/17/25	U.S. Dollars	81,829	Taiwan Dollars	2,400,000	Bank of America	1,245
9/17/25	U.S. Dollars	94,541	Polish Zloty	350,000	Bank of America	1,224
9/17/25	U.S. Dollars	27,889	Japanese Yen	4,000,000	Goldman Sachs	1,215
9/17/25	U.S. Dollars	139,774	Mexican Pesos	2,628,060	JPMorgan Chase	1,213
9/17/25	U.S. Dollars	109,722	Canadian Dollars	150,000	Goldman Sachs	1,204
9/17/25	U.S. Dollars	31,888	Swedish Kronor	300,000	Bank of America	1,143
9/17/25	U.S. Dollars	51,054	Colombian Pesos	210,000,000	Bank of America	1,140
9/17/25	U.S. Dollars	67,540	Japanese Yen	9,960,000	Barclays	1,122
9/17/25	U.S. Dollars	31,861	Swedish Kronor	300,000	Societe Generale	1,116
9/17/25	U.S. Dollars	81,008	Polish Zloty	300,000	Goldman Sachs	1,022
9/17/25	U.S. Dollars	109,692	South Korean Won	151,202,000	Citibank	1,012
9/17/25	U.S. Dollars	178,521	South African Rand	3,245,000	Citibank	998
9/17/25	Czech Republic Koruna	4,320,000	U.S. Dollars	199,853	Goldman Sachs	992
9/17/25	U.S. Dollars	54,485	South African Rand	978,000	Bank of America	982
9/17/25	U.S. Dollars	78,166	Australian Dollars	120,000	Morgan Stanley	975
9/17/25	U.S. Dollars	39,765	Brazilian Reals	220,000	Bank of America	968
9/17/25	U.S. Dollars	78,625	Indonesian Rupiahs	1,284,071,000	Deutsche Bank	921

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at July 31, 2025: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
9/17/25	U.S. Dollars	74,040	Mexican Pesos	1,387,739	Royal Bank Of Canada	$872
9/17/25	U.S. Dollars	110,486	Indonesian Rupiahs	1,812,240,750	Morgan Stanley	820
9/17/25	Mexican Pesos	1,600,000	U.S. Dollars	83,542	Deutsche Bank	816
9/17/25	U.S. Dollars	61,174	Indonesian Rupiahs	997,442,000	Barclays	815
9/17/25	U.S. Dollars	17,430	Colombian Pesos	70,000,000	Barclays	793
9/17/25	Euro	188,528	Polish Zloty	807,000	Citibank	702
9/17/25	U.S. Dollars	39,316	Singapore Dollars	50,000	Bank of America	659
9/17/25	U.S. Dollars	37,095	South Korean Won	50,696,401	Deutsche Bank	656
9/17/25	U.S. Dollars	58,297	South African Rand	1,055,000	Goldman Sachs	582
9/17/25	U.S. Dollars	31,441	Singapore Dollars	40,000	Barclays	515
9/17/25	U.S. Dollars	26,910	British Pounds	20,000	Societe Generale	484
9/17/25	U.S. Dollars	57,379	Hungarian Forints	20,000,000	Morgan Stanley	460
9/17/25	U.S. Dollars	87,175	Swiss Francs	70,000	Goldman Sachs	458
9/17/25	U.S. Dollars	34,768	Euro	30,000	Deutsche Bank	418
9/17/25	U.S. Dollars	48,345	Singapore Dollars	62,000	Morgan Stanley	410
9/17/25	U.S. Dollars	13,595	British Pounds	10,000	JPMorgan Chase	382
9/17/25	U.S. Dollars	39,111	Indian Rupees	3,400,000	Goldman Sachs	363
9/17/25	Mexican Pesos	500,000	U.S. Dollars	26,032	Bank of America	330
9/17/25	U.S. Dollars	60,090	Indonesian Rupiahs	987,701,000	JPMorgan Chase	321
9/17/25	U.S. Dollars	33,367	Indian Rupees	2,900,000	Citibank	318
9/17/25	U.S. Dollars	37,292	Hungarian Forints	13,000,000	Bank of America	295
9/17/25	Euro	40,997	Polish Zloty	175,000	Deutsche Bank	283
9/17/25	U.S. Dollars	40,613	Mexican Pesos	765,000	Societe Generale	279
9/17/25	U.S. Dollars	86,585	Chilean Pesos	83,974,000	Goldman Sachs	242
9/17/25	Czech Republic Koruna	1,463,000	Euro	59,195	Morgan Stanley	239
9/17/25	U.S. Dollars	14,683	Canadian Dollars	20,000	Citibank	213
9/17/25	U.S. Dollars	13,537	Polish Zloty	50,000	Barclays	206
9/17/25	Hungarian Forints	53,904,000	Euro	133,820	Goldman Sachs	185
9/17/25	U.S. Dollars	8,402	Chilean Pesos	7,992,262	Bank of America	184
9/17/25	U.S. Dollars	56,477	Hong Kong Dollars	440,000	Morgan Stanley	178
9/17/25	Swedish Kronor	453,000	Euro	40,399	Barclays	169
9/17/25	Euro	51,504	Swedish Kronor	574,000	Barclays	146
9/17/25	U.S. Dollars	24,869	Mexican Pesos	468,940	Bank of America	145
9/17/25	Czech Republic Koruna	1,457,000	Euro	59,037	Barclays	141
9/17/25	U.S. Dollars	105,441	Hungarian Forints	37,000,000	Barclays	140
9/17/25	U.S. Dollars	14,229	Brazilian Reals	80,000	Barclays	121
9/17/25	Euro	56,301	Swedish Kronor	628,000	Morgan Stanley	105
9/17/25	U.S. Dollars	3,697	South Korean Won	5,000,000	Barclays	103
9/17/25	Czech Republic Koruna	400,000	U.S. Dollars	18,501	Barclays	95

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at July 31, 2025: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
9/17/25	U.S. Dollars	21,975	South African Rand	400,000	Morgan Stanley	$93
9/17/25	Euro	54,687	Hungarian Forints	21,970,000	Morgan Stanley	90
9/17/25	Czech Republic Koruna	1,083,000	Euro	43,896	Citibank	90
9/17/25	Colombian Pesos	110,000,000	U.S. Dollars	26,056	Goldman Sachs	89
9/17/25	Hungarian Forints	25,548,000	Euro	63,439	JPMorgan Chase	70
9/17/25	U.S. Dollars	13,387	Polish Zloty	50,000	Royal Bank Of Canada	56
9/17/25	U.S. Dollars	3,147	South Korean Won	4,303,599	Bank of America	54
9/17/25	Indonesian Rupiahs	340,000,000	U.S. Dollars	20,527	Bank of America	48
9/17/25	Euro	68,561	Hungarian Forints	27,568,000	JPMorgan Chase	45
9/17/25	Brazilian Reals	60,000	U.S. Dollars	10,538	Goldman Sachs	43
9/17/25	Swiss Francs	10,000	U.S. Dollars	12,353	Barclays	35
9/17/25	Euro	51,383	Czech Republic Koruna	1,265,000	Goldman Sachs	21
9/17/25	Euro	209,011	Swedish Kronor	2,335,000	JPMorgan Chase	17
9/17/25	U.S. Dollars	62,781	Brazilian Reals	356,000	Citibank	— *
Total Unrealized Appreciation						$429,504

9/17/25	Brazilian Reals	20,000	U.S. Dollars	3,536	Societe Generale	$(9)
9/17/25	Swedish Kronor	1,290,000	Euro	115,538	Barclays	(86)
9/17/25	Euro	50,781	Norwegian Kroner	602,000	Morgan Stanley	(103)
9/17/25	Mexican Pesos	1,450,000	U.S. Dollars	76,564	Bank of America	(114)
9/17/25	Hungarian Forints	20,879,000	Euro	52,002	Goldman Sachs	(121)
9/17/25	South African Rand	100,000	U.S. Dollars	5,615	Morgan Stanley	(145)
9/17/25	U.S. Dollars	61,788	Swiss Francs	50,000	Goldman Sachs	(153)
9/17/25	Euro	69,959	Hungarian Forints	28,200,000	Societe Generale	(153)
9/17/25	U.S. Dollars	62,416	Hungarian Forints	22,000,000	Goldman Sachs	(195)
9/17/25	Euro	56,176	Norwegian Kroner	667,000	Goldman Sachs	(215)
9/17/25	South Korean Won	100,485,000	U.S. Dollars	72,456	Barclays	(229)
9/17/25	Norwegian Kroner	100,000	U.S. Dollars	9,923	Morgan Stanley	(247)
9/17/25	Hungarian Forints	27,380,000	Euro	68,289	Citibank	(268)
9/17/25	U.S. Dollars	264,403	Hungarian Forints	93,000,000	Morgan Stanley	(271)
9/17/25	Thai Baht	2,646,000	U.S. Dollars	81,586	Goldman Sachs	(297)
9/17/25	Brazilian Reals	310,000	U.S. Dollars	54,978	Deutsche Bank	(309)
9/17/25	Norwegian Kroner	100,000	U.S. Dollars	9,994	Citibank	(319)

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at July 31, 2025: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
9/17/25	Singapore Dollars	20,000	U.S. Dollars	15,787	Societe Generale	$(324)
9/17/25	U.S. Dollars	20,762	Mexican Pesos	400,000	Societe Generale	(327)
9/17/25	Indonesian Rupiahs	1,300,000,000	U.S. Dollars	79,001	Barclays	(333)
9/17/25	Taiwan Dollars	300,000	U.S. Dollars	10,413	Citibank	(339)
9/17/25	Swiss Francs	60,000	U.S. Dollars	74,670	Morgan Stanley	(341)
9/17/25	Singapore Dollars	30,000	U.S. Dollars	23,540	Bank of America	(346)
9/17/25	Thai Baht	1,696,000	U.S. Dollars	52,501	Bank of America	(398)
9/17/25	Indian Rupees	4,873,000	U.S. Dollars	55,949	Deutsche Bank	(414)
9/17/25	U.S. Dollars	167,115	Brazilian Reals	950,000	Goldman Sachs	(418)
9/17/25	Euro	92,177	Swedish Kronor	1,034,000	Bank of America	(426)
9/17/25	U.S. Dollars	70,701	Hungarian Forints	25,000,000	Royal Bank Of Canada	(448)
9/17/25	Indian Rupees	2,000,000	U.S. Dollars	23,243	JPMorgan Chase	(450)
9/17/25	Indonesian Rupiahs	550,000,000	U.S. Dollars	33,759	JPMorgan Chase	(478)
9/17/25	Indonesian Rupiahs	500,000,000	U.S. Dollars	30,760	Citibank	(503)
9/17/25	Euro	82,805	Swiss Francs	77,000	Morgan Stanley	(578)
9/17/25	Euro	55,905	Norwegian Kroner	668,000	Bank of America	(622)
9/17/25	Hungarian Forints	9,000,000	U.S. Dollars	26,352	Bank of America	(738)
9/17/25	U.S. Dollars	70,563	Colombian Pesos	300,000,000	JPMorgan Chase	(741)
9/17/25	South Korean Won	167,907,000	U.S. Dollars	121,446	JPMorgan Chase	(758)
9/17/25	Chilean Pesos	17,000,000	U.S. Dollars	18,318	Barclays	(838)
9/17/25	U.S. Dollars	158,501	Hungarian Forints	56,000,000	Barclays	(872)
9/17/25	Swedish Kronor	500,000	U.S. Dollars	52,140	Morgan Stanley	(899)
9/17/25	Chilean Pesos	130,310,000	U.S. Dollars	134,952	Bank of America	(966)
9/17/25	South African Rand	900,000	U.S. Dollars	50,215	Bank of America	(980)
9/17/25	Canadian Dollars	60,000	U.S. Dollars	44,415	Barclays	(1,008)
9/17/25	Thai Baht	7,702,000	U.S. Dollars	237,667	JPMorgan Chase	(1,050)
9/17/25	U.S. Dollars	46,370	Mexican Pesos	900,000	Bank of America	(1,082)
9/17/25	South Korean Won	239,988,000	U.S. Dollars	173,633	Bank of America	(1,134)
9/17/25	Canadian Dollars	100,000	U.S. Dollars	73,499	Bank of America	(1,154)
9/17/25	Swiss Francs	200,000	U.S. Dollars	249,001	Deutsche Bank	(1,236)
9/17/25	Indonesian Rupiahs	1,610,000,000	U.S. Dollars	98,809	Bank of America	(1,382)
9/17/25	Colombian Pesos	507,434,000	U.S. Dollars	121,999	Bank of America	(1,391)
9/17/25	Colombian Pesos	330,000,000	U.S. Dollars	79,877	Citibank	(1,442)

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at July 31, 2025: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
9/17/25	Swedish Kronor	500,000	U.S. Dollars	52,702	Deutsche Bank	$(1,460)
9/17/25	Hungarian Forints	85,983,000	Euro	215,136	Deutsche Bank	(1,626)
9/17/25	South African Rand	1,000,000	U.S. Dollars	56,354	Barclays	(1,647)
9/17/25	U.S. Dollars	124,889	Mexican Pesos	2,400,000	Goldman Sachs	(1,649)
9/17/25	Brazilian Reals	760,000	U.S. Dollars	135,746	Goldman Sachs	(1,719)
9/17/25	South Korean Won	214,977,000	U.S. Dollars	156,272	Citibank	(1,750)
9/17/25	Taiwan Dollars	6,053,000	U.S. Dollars	205,039	Bank of America	(1,797)
9/17/25	Singapore Dollars	160,000	U.S. Dollars	125,698	Goldman Sachs	(1,994)
9/17/25	Philippine Pesos	6,421,000	U.S. Dollars	112,253	Barclays	(2,123)
9/17/25	Euro	50,000	U.S. Dollars	59,392	Deutsche Bank	(2,142)
9/17/25	Czech Republic Koruna	1,600,000	U.S. Dollars	76,528	Morgan Stanley	(2,142)
9/17/25	South African Rand	1,200,000	U.S. Dollars	67,835	Citibank	(2,187)
9/17/25	Czech Republic Koruna	1,500,000	U.S. Dollars	71,951	Barclays	(2,213)
9/17/25	New Zealand Dollars	181,000	U.S. Dollars	109,189	Barclays	(2,372)
9/17/25	British Pounds	70,000	U.S. Dollars	94,891	Goldman Sachs	(2,400)
9/17/25	Indian Rupees	9,300,000	U.S. Dollars	108,389	Goldman Sachs	(2,402)
9/17/25	Norwegian Kroner	1,000,000	U.S. Dollars	99,197	JPMorgan Chase	(2,441)
9/17/25	Taiwan Dollars	1,752,000	U.S. Dollars	61,269	Barclays	(2,443)
9/17/25	U.S. Dollars	381,532	Swiss Francs	310,000	Royal Bank Of Canada	(2,503)
9/17/25	Norwegian Kroner	1,200,000	U.S. Dollars	118,623	Barclays	(2,516)
9/17/25	Taiwan Dollars	1,800,000	U.S. Dollars	62,990	Goldman Sachs	(2,551)
9/17/25	Euro	111,000	U.S. Dollars	129,681	JPMorgan Chase	(2,586)
9/17/25	British Pounds	70,000	U.S. Dollars	95,113	Bank of America	(2,623)
9/17/25	Polish Zloty	300,000	U.S. Dollars	82,610	Societe Generale	(2,624)
9/17/25	British Pounds	80,000	U.S. Dollars	108,521	Barclays	(2,818)
9/17/25	Euro	364,298	Swiss Francs	339,000	Barclays	(2,842)
9/17/25	Hungarian Forints	30,000,000	U.S. Dollars	88,272	Morgan Stanley	(2,894)
9/17/25	Colombian Pesos	385,584,000	U.S. Dollars	94,774	Barclays	(3,128)
9/17/25	Indian Rupees	11,700,000	U.S. Dollars	136,520	Citibank	(3,183)
9/17/25	Taiwan Dollars	2,100,000	U.S. Dollars	74,097	JPMorgan Chase	(3,586)
9/17/25	Japanese Yen	11,000,000	U.S. Dollars	77,139	Goldman Sachs	(3,785)
9/17/25	Swedish Kronor	1,500,000	U.S. Dollars	157,824	JPMorgan Chase	(4,098)
9/17/25	Canadian Dollars	445,000	U.S. Dollars	326,229	Morgan Stanley	(4,292)

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at July 31, 2025: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
9/17/25	Euro	131,000	U.S. Dollars	154,335	Citibank	$(4,340)
9/17/25	New Zealand Dollars	190,000	U.S. Dollars	116,529	Bank of America	(4,400)
9/17/25	New Zealand Dollars	322,000	U.S. Dollars	194,430	Morgan Stanley	(4,401)
9/17/25	South Korean Won	279,707,000	U.S. Dollars	205,624	Deutsche Bank	(4,576)
9/17/25	Swedish Kronor	1,200,000	U.S. Dollars	127,656	Goldman Sachs	(4,675)
9/17/25	Australian Dollars	423,000	U.S. Dollars	277,294	Bank of America	(5,197)
9/17/25	Chilean Pesos	126,000,000	U.S. Dollars	134,777	JPMorgan Chase	(5,222)
9/17/25	Swedish Kronor	2,500,000	U.S. Dollars	262,133	Citibank	(5,923)
9/17/25	Japanese Yen	21,000,000	U.S. Dollars	146,082	JPMorgan Chase	(6,044)
9/17/25	Indonesian Rupiahs	8,260,000,000	U.S. Dollars	505,941	Goldman Sachs	(6,096)
9/17/25	British Pounds	223,000	U.S. Dollars	301,606	Morgan Stanley	(6,956)
9/17/25	New Zealand Dollars	449,000	U.S. Dollars	272,135	JPMorgan Chase	(7,157)
9/17/25	Singapore Dollars	1,110,000	U.S. Dollars	868,178	Morgan Stanley	(9,985)
9/17/25	South Korean Won	460,000,000	U.S. Dollars	341,251	Goldman Sachs	(10,612)
9/17/25	New Zealand Dollars	1,065,000	U.S. Dollars	639,245	Deutsche Bank	(10,731)
9/17/25	British Pounds	510,000	U.S. Dollars	687,668	Citibank	(13,807)
9/17/25	South African Rand	16,200,000	U.S. Dollars	906,033	Goldman Sachs	(19,787)
9/17/25	Euro	1,854,000	U.S. Dollars	2,143,624	Barclays	(20,799)
9/17/25	Canadian Dollars	2,070,000	U.S. Dollars	1,520,019	Societe Generale	(22,473)
9/17/25	Japanese Yen	89,000,000	U.S. Dollars	619,421	Barclays	(25,926)
Total Unrealized Depreciation						$(309,293)
Net Unrealized Appreciation						$120,211

*Amount rounds to less than one.

Written Call Option Contracts outstanding at July 31, 2025: Exchange Traded

Description	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
Bloom Energy Corp.	30	USD	112,170	26.00	11/21/2025	$(42,300)
Super Micro Computer, Inc.	18	USD	106,146	49.00	9/19/2025	(22,680)

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Written Call Option Contracts outstanding at July 31, 2025: Exchange Traded (continued)

Description	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
Unity Software, Inc.	18	USD	60,048	30.00	10/17/2025	(11,295)
Total Written Call Options Contracts (Premiums Received $35,552)						$(76,275)

Long Contracts for Difference at July 31, 2025: Over the Counter

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
ADT, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	42,947	Monthly	$358,243	$(4,230)
Aflac, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	133	Monthly	13,190	(193)
Alcoa Corp.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	13,465	Monthly	402,409	(8,408)
Alcon A.G.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,859	Monthly	162,568	732
Alexandria Real Estate Equities, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	4,113	Monthly	314,023	(17,855)
Alexandria Real Estate Equities, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	955	Monthly	72,851	(989)
Allison Transmission Holdings, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,409	Monthly	216,826	3,830
Allstate (The) Corp.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	1,612	Monthly	327,339	8,493
Allstate (The) Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	1,831	Monthly	371,486	19,146
Ally Financial, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	5,162	Monthly	195,180	(5,312)
Altria Group, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	6,212	Monthly	384,400	15,158
Altria Group, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	3,685	Monthly	228,061	7,496
American Electric Power Co., Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	3,328	Monthly	376,161	9,548
American International Group, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	5,229	Monthly	405,522	(19,163)
American International Group, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	4,396	Monthly	340,286	(24,600)
American Tower Corp.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	1,859	Monthly	386,261	(24,020)
American Water Works Co., Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	896	Monthly	125,464	(615)
Aptiv PLC	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	4,477	Monthly	306,923	(2,374)
Aramark Services, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	8,055	Monthly	342,364	(7,096)
Assurant, Inc.	U.S. Fed Funds	1/23/2026	Barclays	92	Monthly	17,232	— *
AutoZone, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	97	Monthly	365,164	(886)
Avis Budget Group, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	668	Monthly	113,710	(11,661)
Baker Hughes Co., Class A	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	5,488	Monthly	246,385	26,262
Ball Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,955	Monthly	169,094	(3,391)
Barrick Gold Corp.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	19,929	Monthly	420,464	(12,792)
Barrick Gold Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	17,270	Monthly	364,057	869
Bath & Body Works, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	12,885	Monthly	372,720	(53,902)
Bath & Body Works, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	11,597	Monthly	334,773	(53,842)
Becton Dickinson & Co.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	1,526	Monthly	271,272	4,786
Best Buy Co., Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	6,016	Monthly	391,035	(18,464)

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at July 31, 2025: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
Best Buy Co., Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	5,247	Monthly	$340,363	$(37,352)
Bio-rad Laboratories, Class A	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	7	Monthly	1,689	(66)
Block, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	1,680	Monthly	129,579	(3,790)
Booking Holdings, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	76	Monthly	417,867	(21,074)
BorgWarner, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	10,207	Monthly	374,622	15,132
Boyd Gaming Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	18	Monthly	1,525	57
Bristol-Myers Squibb Co.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	16,102	Monthly	695,281	(62,157)
Broadridge Financial Solutions, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	1,659	Monthly	410,211	5,250
Builders FirstSource, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	2,806	Monthly	355,738	(1,297)
Caesars Entertainment, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	976	Monthly	25,907	(2,509)
Camden Property Trust	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	3,235	Monthly	352,316	(14,355)
Campbell Soup	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	11,283	Monthly	359,542	12,138
Canadian National Railway Co.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	2,346	Monthly	219,205	(2,750)
Canadian Pacific Railway Ltd.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	704	Monthly	51,777	(635)
Cardinal Health, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	2,323	Monthly	359,519	(22,499)
Carnival Corp.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	15,907	Monthly	472,281	13,524
Centene Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	4,234	Monthly	109,995	(7,136)
CF Industries Holdings, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	4,313	Monthly	399,216	(19,662)
Charter Communications, Inc., Class A	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	1,423	Monthly	382,860	(142,492)
Cheniere Energy, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,643	Monthly	386,827	528
Chord Energy Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,974	Monthly	327,640	13,518
Chubb Ltd.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	1,322	Monthly	351,017	(13,432)
Church & Dwight Co., Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	1,015	Monthly	94,901	(4,610)
Cigna Group (The)	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	1,186	Monthly	316,243	(48,865)
Cisco Systems, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	1,767	Monthly	120,034	(970)
Clorox (The) Co.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	3,347	Monthly	419,465	3,868
Coca-Cola (The) Co.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	3,572	Monthly	398,749	(20,497)
Colgate-Palmolive Co.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	4,575	Monthly	383,254	(21,614)
ConocoPhillips	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	168	Monthly	16,011	59
Consolidated Edison, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	1,922	Monthly	198,462	6,473
Constellation Brands, Inc., Class A	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	884	Monthly	147,522	(2,321)
Corteva, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	4,789	Monthly	345,075	(8,114)
CRH PLC	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	4,418	Monthly	420,540	2,377
Crocs, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	4,088	Monthly	407,259	(27,337)
Crown Castle, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	3,784	Monthly	397,371	(4,444)
Crown Holdings, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	1,365	Monthly	135,295	(10,392)
CVS Health Corp.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	5,723	Monthly	355,048	5,299
CVS Health Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	4,768	Monthly	295,547	(8,138)
Danaher Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	237	Monthly	46,555	(345)

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at July 31, 2025: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
Darden Restaurants, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	1,697	Monthly	$341,877	$(13,238)
DaVita, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	5,283	Monthly	739,430	(20,266)
Deere & Co.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	685	Monthly	358,477	10,410
Deere & Co.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	364	Monthly	190,575	7,588
Delta Air Lines, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	5,961	Monthly	316,688	(12,707)
Dollar General Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,792	Monthly	292,745	(6,105)
Dominion Energy, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	6,194	Monthly	361,674	(736)
DuPont de Nemours, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	5,567	Monthly	399,120	(15,455)
Eagle Materials, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	1,485	Monthly	332,724	9,499
Eastman Chemical Co.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	4,077	Monthly	295,210	(29,988)
Eastman Chemical Co.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,231	Monthly	161,686	(10,822)
eBay, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,670	Monthly	152,999	23,169
Electronic Arts, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	1,334	Monthly	203,211	(6,254)
EQT Corp.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	6,529	Monthly	350,202	(24,320)
EQT Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	6,639	Monthly	356,651	(1,469)
Equinix, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	195	Monthly	152,951	(3,156)
Essex Property Trust, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	30	Monthly	7,790	(623)
Eversource Energy	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	6,031	Monthly	397,571	8,210
Exelon Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	9,468	Monthly	424,724	18,074
FactSet Research Systems, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	152	Monthly	61,241	(432)
Fair Isaac Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	269	Monthly	385,715	(20,153)
Federal Realty Investment Trust	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	4,396	Monthly	404,364	(4,420)
FedEx Corp.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	1,751	Monthly	390,958	(13,518)
Fiserv, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	2,425	Monthly	336,524	(65,977)
Fiserv, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,495	Monthly	345,978	(56,130)
Fortune Brands Home & Security, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	463	Monthly	25,206	866
Fox Corp., Class A	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	7,208	Monthly	400,819	3,730
Gap (The), Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	20,028	Monthly	389,327	(25,653)
Gap (The), Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	17,771	Monthly	344,783	(53,486)
Gartner, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	1,139	Monthly	385,314	(20,763)
Gen Digital, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	11,134	Monthly	327,340	(6,012)
General Motors Co.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	5,118	Monthly	272,756	3,459
Gilead Sciences, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,133	Monthly	126,893	3,328
Global Payments, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	53	Monthly	4,168	(289)
Goodyear Tire & Rubber (The) Co.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,652	Monthly	27,224	(2,230)
H&R Block, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	5,349	Monthly	290,384	(9,334)
H&R Block, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	6,204	Monthly	336,483	(4,055)
Halliburton Co.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	24,381	Monthly	544,881	23,371
Hasbro, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	284	Monthly	21,345	(239)
Honeywell International, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	1,601	Monthly	354,920	(29,000)
Host Hotels & Resorts, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	22,763	Monthly	357,457	(17,450)

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at July 31, 2025: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
Host Hotels & Resorts, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	14,573	Monthly	$228,638	$(9,339)
HP, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	1,622	Monthly	40,221	(1,015)
HP, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	9,097	Monthly	225,185	2,126
International Flavors & Fragrances, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	280	Monthly	19,886	(1,056)
Invitation Homes, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	2,100	Monthly	64,361	(1,228)
JB Hunt Transport Services, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	2,814	Monthly	404,952	(21,272)
Johnson Controls International PLC	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	3,264	Monthly	341,767	(2,585)
Johnson Controls International PLC	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,967	Monthly	310,944	(3,898)
Keysight Technologies, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	1,312	Monthly	214,832	(2,003)
Kimberly-Clark Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	3,169	Monthly	394,422	(9,868)
Kinder Morgan, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	12,894	Monthly	361,168	2,412
Kinder Morgan, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	741	Monthly	20,756	73
Kinross Gold Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	13,803	Monthly	220,449	7,501
Kroger (The) Co.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	5,039	Monthly	352,866	(13,016)
Lamb Weston Holdings, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	1,406	Monthly	80,209	(3,916)
Lamb Weston Holdings, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,982	Monthly	170,081	(7,910)
Las Vegas Sands Corp.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	3,683	Monthly	192,793	14,002
Lincoln National Corp.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	9,818	Monthly	373,165	29,731
Linde PLC	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	364	Monthly	167,061	(4,001)
Lithia Motors, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	1,231	Monthly	353,350	(72,083)
Lowe's Cos., Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	172	Monthly	38,259	1,077
Manulife Financial Corp.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	9,833	Monthly	304,055	1,198
Marsh & McLennan Cos., Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,068	Monthly	212,320	(12,921)
Match Group, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	8,003	Monthly	273,544	13,927
Mattel, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	23,457	Monthly	398,280	(52,184)
McDonald's Corp.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	815	Monthly	244,312	488
McDonald's Corp.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	401	Monthly	120,004	3,045
McDonald's Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	438	Monthly	131,183	(51)
McKesson Corp.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	67	Monthly	46,098	(2,417)
MGM Resorts International	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	14,651	Monthly	533,202	(19,611)
Micron Technology, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	276	Monthly	30,123	(1,546)
Mid-America Apartment Communities, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,476	Monthly	352,179	(14,550)
Mohawk Industries, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	2,577	Monthly	294,767	(1,845)
Motorola Solutions, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	869	Monthly	381,105	15,021
Motorola Solutions, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	996	Monthly	436,456	29,361
MSCI, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	759	Monthly	425,265	(2,150)
Murphy Oil USA, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	995	Monthly	360,231	(73,021)
Netflix, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	294	Monthly	340,514	(9,157)
New Gold, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	6,066	Monthly	25,389	(2,151)
Newmont Corp.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	5,671	Monthly	351,817	1,916

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at July 31, 2025: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
Newmont Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	6,567	Monthly	$407,100	$30,482
Norwegian Cruise Line Holdings Ltd.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	6,656	Monthly	169,919	12,837
NRG Energy, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	4,830	Monthly	806,202	95,971
Omnicom Group, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	4,933	Monthly	354,683	(3,787)
O'Reilly Automotive, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	1,545	Monthly	151,756	4,440
Otis Worldwide Corp.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	4,574	Monthly	391,492	(66,806)
Ovintiv, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	3,658	Monthly	150,492	6,915
Owens Corning	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	995	Monthly	138,334	(5,642)
Packaging Corp. of America	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	1,799	Monthly	347,546	(17,237)
Pan American Silver Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	4,904	Monthly	132,165	(12,964)
PayPal Holdings, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	4,571	Monthly	313,593	(23,717)
Phillips 66	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	306	Monthly	37,741	(1,509)
Pilgrim's Pride Corp.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	8,533	Monthly	403,298	12,828
Post Holdings, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,563	Monthly	270,750	(1,195)
Procter & Gamble (The) Co.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	2,651	Monthly	397,771	(20,894)
Prudential Financial, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	382	Monthly	39,527	(285)
Quest Diagnostics, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	2,076	Monthly	346,568	(10,922)
Ralph Lauren Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	45	Monthly	13,419	547
Regal Rexnord Corp.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	2,701	Monthly	412,523	9,453
Reinsurance Group of America, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,621	Monthly	311,373	(329)
Rexford Industrial Reality, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	336	Monthly	12,261	(295)
Rocket Co., Inc., Class A	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	20,928	Monthly	308,594	27,299
Rockwell Automation, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	96	Monthly	33,674	1,212
Ross Stores, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	1,535	Monthly	209,030	7,085
Ryder System, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	221	Monthly	39,272	(150)
Ryman Hospitality Properties, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	4,167	Monthly	395,697	(19,878)
S&P Global, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	340	Monthly	186,879	7,906
Schlumberger N.V.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	11,048	Monthly	372,305	(31,389)
Scotts Miracle-Gro (The) Co.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	1,673	Monthly	104,628	(10,307)
Sempra	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	4,541	Monthly	370,273	33,604
Service Corp., (U.S.) International	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	4,936	Monthly	375,543	(30,295)
Simon Property Group, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,115	Monthly	346,018	116
Smurfit WestRock PLC	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	9,035	Monthly	400,199	(9,990)
Southern Copper Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	4,471	Monthly	420,266	(14,749)
SS&C Technologies Holdings, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	4,074	Monthly	347,240	8,161
Stanley Black & Decker, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	5,923	Monthly	400,257	(30,938)
Sun Communities, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	3,383	Monthly	418,829	(1,409)
Targa Resources Corp.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	110	Monthly	18,225	347
Targa Resources Corp.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	1,048	Monthly	173,813	(8,958)
TC Energy Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	654	Monthly	31,356	267

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at July 31, 2025: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
Tenet Healthcare Corp.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	2,728	Monthly	$438,785	$(26,188)
TJX (The) Cos., Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,924	Monthly	363,413	7,445
T-Mobile U.S., Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	2,359	Monthly	560,868	4,215
TransDigm Group, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	96	Monthly	154,372	70
Transocean Ltd.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,768	Monthly	5,313	146
Twilio, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	3,296	Monthly	424,749	(7,027)
Tyson Foods, Inc., Class A	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	5,788	Monthly	302,143	(4,113)
Uber Technologies, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	4,647	Monthly	407,369	(18,109)
UDR, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	2,377	Monthly	93,324	(3,869)
Union Pacific Corp.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	1,639	Monthly	363,431	(12,294)
United Airlines Holdings, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	3,986	Monthly	351,354	7,043
United Parcel Service, Inc., Class B	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	3,848	Monthly	331,192	(52,467)
Universal Health Services, Inc., Class B	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	2,248	Monthly	373,824	8,552
Vail Resorts, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,622	Monthly	393,190	(26,356)
Valero Energy Corp.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	716	Monthly	98,019	(8,428)
VeriSign, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	1,516	Monthly	406,857	(18,570)
Verisk Analytics, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	1,469	Monthly	409,023	(26,432)
Verizon Communications, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	5,744	Monthly	244,829	(2,508)
Vistra Operations Co. LLC	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,811	Monthly	377,081	33,913
Walmart, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	1,454	Monthly	142,285	2,796
Walt Disney (The) Co.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	3,070	Monthly	365,294	(6,361)
WEC Energy Group, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	3,379	Monthly	367,913	13,828
Weyerhaeuser Co.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	18,523	Monthly	463,573	(20,097)
Willis Towers Watson PLC	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	200	Monthly	63,047	2,169
Workday, Inc., Class A	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	1,812	Monthly	415,200	(18,067)
WP Carey, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	338	Monthly	21,664	127
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	3,973	Monthly	431,961	(6,896)
Yum! Brands, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	2,526	Monthly	363,745	(11,442)
Yum! Brands, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	2,827	Monthly	406,334	(19,214)
Zebra Technologies Corp., Class A	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,307	Monthly	442,311	24,659
Zoetis, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,671	Monthly	388,640	(19,302)
Total (Notional Payable $63,212,626)				$949,489		$61,756,079	$(1,456,547)

*	Amount rounds to less than one.

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at July 31, 2025: Over the Counter

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
Advanced Auto Parts, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	7,251	Monthly	$(384,583)	$54,167
Advanced Micro Devices, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	2,101	Monthly	(369,034)	(75,347)
AES (The) Corp.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	15,672	Monthly	(205,754)	(6,455)
AGCO Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	3,715	Monthly	(437,532)	(40,584)
Air Products and Chemicals, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	862	Monthly	(247,800)	1,588
Albemarle Corp.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	3,255	Monthly	(219,843)	8,040
Albertsons Cos., Inc., Class A	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	13,712	Monthly	(263,207)	15,223
Ally Financial, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	9,272	Monthly	(350,315)	11,664
Amazon.com, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	1,948	Monthly	(455,600)	(12,489)
Amazon.com, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	1,332	Monthly	(311,442)	(8,679)
Amcor PLC	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	2,157	Monthly	(20,149)	753
American Airlines Group, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	30,499	Monthly	(350,097)	28,831
American Express Co.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	1,481	Monthly	(441,258)	28,997
American Express Co.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	738	Monthly	(220,491)	8,768
AmerisourceBergen Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	89	Monthly	(25,421)	653
Amgen, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	1,186	Monthly	(349,652)	12,897
Amgen, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	114	Monthly	(33,625)	977
Amphenol Corp., Class A	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	4,111	Monthly	(436,014)	(35,562)
Apache Corp.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	4,359	Monthly	(83,887)	3,391
Apache Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	1,401	Monthly	(27,012)	(328)
Apollo Global Management, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	2,827	Monthly	(409,772)	171
Archer-Daniels-Midland Co.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	5,259	Monthly	(284,666)	6,762
Arrow Electronics, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	2,749	Monthly	(318,284)	40,097
Arthur J Gallagher & Co.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	538	Monthly	(154,384)	13,692
Arthur J Gallagher & Co.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	797	Monthly	(228,353)	19,843
AT&T, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	12,960	Monthly	(354,903)	460
AutoNation, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	926	Monthly	(177,900)	17,337
AutoNation, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	639	Monthly	(122,868)	8,331
Baxter International, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	6,394	Monthly	(138,862)	42,039
BCE, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	3,004	Monthly	(70,015)	3,222
BCE, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	14,669	Monthly	(341,613)	11,323
Boeing (The) Co.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	2,727	Monthly	(602,333)	24,877
Booz Allen Hamilton Holding Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	3,724	Monthly	(399,310)	17,368
Boston Scientific Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	3,291	Monthly	(344,948)	(67)
Boyd Gaming Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	655	Monthly	(55,608)	669
Broadcom, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	1,405	Monthly	(410,690)	(28,811)
Broadcom, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	160	Monthly	(46,875)	(1,924)
Brookfield Asset Management, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	1,958	Monthly	(130,652)	(7,690)

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at July 31, 2025: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
Brown-Forman Corp., Class B	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	5,589	Monthly	$(160,876)	$(2,599)
Brown-Forman Corp., Class B	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	8,452	Monthly	(243,436)	(11,090)
Bunge Ltd.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	2,892	Monthly	(230,463)	(11,596)
Canadian Natural Resources Ltd.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	11,253	Monthly	(356,394)	(5,300)
Capital One Financial Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	2,083	Monthly	(447,424)	5,462
Capital One Financial Corp.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	1,594	Monthly	(341,824)	4,871
Carlisle Cos., Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	53	Monthly	(18,761)	2,379
Caterpillar, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	1,811	Monthly	(792,005)	(57,369)
CBRE Group, Inc., Class A	U.S. Fed Funds	1/23/2026	Barclays	166	Monthly	(25,853)	—
CDW Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	2,374	Monthly	(413,251)	4,027
Celanese Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	1,411	Monthly	(73,591)	9,291
Celanese Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	2,852	Monthly	(148,484)	15,535
Cenovus Energy, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	6,350	Monthly	(96,626)	(5,758)
CenterPoint Energy, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	11,054	Monthly	(428,422)	(30,036)
Charter Communications, Inc., Class A	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	1,245	Monthly	(335,083)	76,926
Cleveland Cliffs, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	38,134	Monthly	(400,769)	30,908
Cleveland Cliffs, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	26,700	Monthly	(280,086)	(37,917)
Coca-Cola (The) Co.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	5,922	Monthly	(401,329)	9,421
Comcast Corp., Class A	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	2,714	Monthly	(90,097)	5,625
Comcast Corp., Class A	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	5,991	Monthly	(198,944)	11,109
Conagra Brands, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	18,205	Monthly	(332,073)	20,576
ConocoPhillips	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	692	Monthly	(65,916)	(1,573)
Coterra Energy, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	126	Monthly	(3,070)	(101)
Coterra Energy, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	5,827	Monthly	(141,870)	1,707
CSX Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	11,337	Monthly	(402,638)	(1,771)
Cummins, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	1,208	Monthly	(443,684)	(12,126)
Dell Technologies, Inc., Class C	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	2,857	Monthly	(378,765)	(23,555)
Dell Technologies, Inc., Class C	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	3,290	Monthly	(435,505)	(26,262)
Devon Energy Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	11,823	Monthly	(392,400)	(4,487)
Devon Energy Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	10,400	Monthly	(345,131)	(3,594)
Diamondback Energy, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	145	Monthly	(21,524)	(1,736)
Dick's Sporting Goods, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	1,704	Monthly	(359,509)	(5,639)
Digital Realty Trust, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	332	Monthly	(58,433)	(1,728)
Digital Realty Trust, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	1,768	Monthly	(311,419)	(8,861)
Dollar Tree, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	3,337	Monthly	(377,297)	(28,948)
Dow, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	3,979	Monthly	(92,551)	12,554
Dow, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	18,478	Monthly	(429,693)	85,849

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at July 31, 2025: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
DR Horton, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	5,241	Monthly	$(746,866)	$(58,355)
Ecolab, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	238	Monthly	(62,239)	2,152
Edison International	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	5,869	Monthly	(305,132)	(7,339)
Edison International	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	2,508	Monthly	(130,497)	(4,043)
Emerson Electric Co.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	2,200	Monthly	(319,920)	(127)
Enbridge, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	2,948	Monthly	(133,182)	(2,880)
Equity Residential	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	3,151	Monthly	(198,607)	11,313
Equity Residential	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	1,876	Monthly	(118,347)	5,713
Estee Lauder (The) Cos., Inc., Class A	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	4,688	Monthly	(436,875)	(33,238)
Expedia Group, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	207	Monthly	(37,300)	778
Exxon Mobil Corp.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	317	Monthly	(35,335)	140
Fidelity National Information Services, Inc.	U.S. Fed Funds	1/23/2026	Barclays	376	Monthly	(21,218)	(1)
FirstEnergy Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	1,469	Monthly	(62,638)	(3,246)
FMC Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	2,385	Monthly	(93,014)	10,399
FMC Corp.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	3,939	Monthly	(153,343)	17,216
FMC Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	3,066	Monthly	(119,476)	7,365
Ford Motor Co.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	38,270	Monthly	(422,507)	24,487
Ford Motor Co.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	31,447	Monthly	(347,485)	16,357
Freeport-McMoRan, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	6,939	Monthly	(278,541)	25,114
FTAI Aviation Ltd.	U.S. Fed Funds + (0.25)%	1/23/2026	Barclays	1,588	Monthly	(218,342)	(42,201)
General Electric Co.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	392	Monthly	(105,869)	(2,213)
General Mills, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	6,097	Monthly	(298,017)	12,625
General Motors Co.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	5,292	Monthly	(282,045)	(14,527)
Genuine Parts Co.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	1,224	Monthly	(157,598)	5,574
Graphic Packaging Holding Co.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	3,034	Monthly	(67,724)	(1,067)
Hartford Insurance Group (The), Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	792	Monthly	(98,407)	(1,504)
HCA Healthcare, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	996	Monthly	(350,419)	24,503
HEICO Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	115	Monthly	(37,518)	(931)
Hewlett Packard Enterprise Co.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	19,891	Monthly	(411,168)	(5,192)
HF Sinclair Corp.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	7,377	Monthly	(322,486)	8,594
Hilton Worldwide Holdings, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	1,338	Monthly	(357,758)	7,462
Home Depot (The), Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	727	Monthly	(266,642)	923
Howmet Aerospace, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	1,895	Monthly	(339,795)	281
Huntington Ingalls Industries, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	1,626	Monthly	(453,043)	(40,104)
Hyatt Hotels Corp., Class A	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	2,207	Monthly	(309,622)	13,328
Intel Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	119	Monthly	(2,354)	412
Intel Corp.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	9,178	Monthly	(181,358)	29,002

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at July 31, 2025: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
International Business Machines Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	296	Monthly	$(74,855)	$8,605
International Business Machines Corp.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	1,006	Monthly	(253,923)	38,240
International Business Machines Corp.	U.S. Fed Funds + (0.50)%	8/18/2026	Goldman Sachs	1,554	Monthly	(392,646)	44,739
International Paper Co.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	6,253	Monthly	(291,457)	24,945
International Paper Co.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	443	Monthly	(20,600)	1,962
Iron Mountain, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	3,213	Monthly	(312,521)	6,530
Iron Mountain, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	435	Monthly	(42,278)	30
JM Smucker (The) Co.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	470	Monthly	(50,379)	(134)
KB Home	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	2,001	Monthly	(110,058)	(2,735)
KKR & Co., Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	2,925	Monthly	(428,353)	(4,315)
KLA Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	53	Monthly	(46,312)	3,248
Kohl's Corp.	U.S. Fed Funds + (3.50)%	1/23/2026	Barclays	7,219	Monthly	(78,249)	25,271
Kohl's Corp.	U.S. Fed Funds + (2.58)%	2/9/2026	JPMorgan Chase	5,996	Monthly	(64,929)	(10,485)
Kraft Heinz (The) Co.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	23,158	Monthly	(635,452)	28,056
Lennar Corp., Class A	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	6,892	Monthly	(772,386)	44,523
LKQ Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	10,897	Monthly	(320,423)	88,105
LyondellBasell Industries N.V., Class A	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	6,878	Monthly	(398,052)	48,433
Macy's, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	18,215	Monthly	(228,831)	8,146
Marathon Petroleum Corp.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	1,185	Monthly	(201,051)	5,027
Marriott International, Inc., Class A	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	1,341	Monthly	(353,456)	12,610
Marriott International, Inc., Class A	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	1,552	Monthly	(408,721)	17,924
Matador Resources Co.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	500	Monthly	(24,916)	542
McKesson Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	601	Monthly	(416,421)	9,970
Medtronic PLC	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	4,585	Monthly	(413,038)	(3,964)
Metlife, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	89	Monthly	(6,372)	543
Microchip Technology, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	5,408	Monthly	(365,149)	41,857
Molina Healthcare, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	1,376	Monthly	(217,207)	4,420
Mondelez International, Inc., Class A	U.S. Fed Funds	8/18/2026	Goldman Sachs	11,523	Monthly	(744,035)	25,010
Mosaic (The) Co.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	4,314	Monthly	(155,117)	(245)
Mosaic (The) Co.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	4,422	Monthly	(158,759)	6,225
Murphy Oil Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	2,662	Monthly	(65,982)	1,367
Murphy Oil Corp.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	7,503	Monthly	(185,000)	9,253
Murphy Oil Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	2,062	Monthly	(51,069)	378
Nasdaq, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	4,539	Monthly	(436,075)	(32,421)
Newell Brands, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	3,362	Monthly	(18,295)	936
NextEra Energy, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	4,808	Monthly	(341,031)	18,127
NIKE, Inc., Class B	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	5,128	Monthly	(382,864)	11,038

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at July 31, 2025: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
Northrop Grumman Corp.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	328	Monthly	$(189,073)	$(1,794)
Nucor Corp.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	966	Monthly	(138,153)	473
Nutrien Ltd.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	24	Monthly	(1,422)	18
nVent Electric PLC	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	5,498	Monthly	(429,267)	(21,315)
NXP Semiconductors N.V.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	549	Monthly	(116,947)	4,415
Occidental Petroleum Corp.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	1,588	Monthly	(69,730)	469
Oracle Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	1,545	Monthly	(391,733)	(23,853)
Oracle Corp.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	1,736	Monthly	(439,505)	(32,413)
Patterson-UTI Energy, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	7,883	Monthly	(46,507)	239
Performance Food Group Co.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	1,446	Monthly	(145,100)	(1,778)
Performance Food Group Co.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	2,505	Monthly	(251,094)	(8,508)
Pfizer, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	8,963	Monthly	(208,539)	16,791
PG&E Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	26,888	Monthly	(376,629)	(9,338)
Philip Morris International, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	966	Monthly	(158,034)	13,644
Prologis, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	187	Monthly	(19,932)	379
Prudential Financial, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	311	Monthly	(32,128)	1,329
Prudential Financial, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	3,225	Monthly	(333,467)	(1,357)
PulteGroup, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	3,040	Monthly	(343,042)	17,372
PulteGroup, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	303	Monthly	(34,130)	(1,140)
Qorvo, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	2,399	Monthly	(200,090)	10,542
Quanta Services, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	1,024	Monthly	(415,355)	(10,946)
Raytheon Technologies Corp.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	134	Monthly	(21,110)	(197)
Raytheon Technologies Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	2,234	Monthly	(351,601)	(10,643)
Roger Communications, Inc., Class B	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	5,084	Monthly	(169,665)	4,268
Royal Caribbean Cruises Ltd.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	1,157	Monthly	(367,131)	27,961
Royalty Pharma PLC, Class A	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	11,871	Monthly	(436,098)	(2,688)
Seagate Technology Holdings PLC	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	2,842	Monthly	(445,485)	(21,885)
Sealed Air Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	170	Monthly	(4,354)	917
Sempra	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	5,321	Monthly	(432,632)	(37,175)
Sherwin-Williams (The) Co.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	374	Monthly	(123,528)	3,276
Sirius XM Holdings, Inc.	U.S. Fed Funds + (0.25)%	1/23/2026	Barclays	3,102	Monthly	(65,447)	8,722
Sirius XM Holdings, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	7,291	Monthly	(153,531)	24,661
Sirius XM Holdings, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	4,543	Monthly	(95,766)	12,169
Somnigroup International, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	5,456	Monthly	(394,526)	13,637

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at July 31, 2025: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
Southern (The) Co.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	3,017	Monthly	$(284,778)	$4,402
Southern (The) Co.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	1,068	Monthly	(100,656)	(3,190)
Southwest Airlines Co.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	11,239	Monthly	(347,331)	52,312
Southwest Airlines Co.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	2,330	Monthly	(71,410)	15,103
Steel Dynamics, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	105	Monthly	(13,370)	160
Stellantis N.V.	U.S. Fed Funds + (0.75)%	1/23/2026	Barclays	13,542	Monthly	(120,288)	5,246
Stellantis N.V.	U.S. Fed Funds + (0.96)%	2/9/2026	JPMorgan Chase	8,180	Monthly	(72,550)	10,150
Stellantis N.V.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	5,151	Monthly	(45,707)	3,176
Synchrony Financial	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	1,224	Monthly	(85,050)	1,819
Synnex Corp.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	1,861	Monthly	(268,039)	(5,471)
Synnex Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	1,152	Monthly	(166,054)	(3,645)
Take-Two Interactive Software, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	898	Monthly	(199,421)	14,034
Tapestry, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	187	Monthly	(20,185)	229
Target Corp.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	2,698	Monthly	(269,688)	5,721
Target Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	171	Monthly	(17,054)	274
Teck Resources Ltd., Class B	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	5,185	Monthly	(168,107)	13,439
Tenet Healthcare Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	737	Monthly	(118,053)	(1,792)
Tesla, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	859	Monthly	(264,632)	13,333
Texas Instruments, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	813	Monthly	(146,927)	24,480
Thermo Fisher Scientific, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	614	Monthly	(287,109)	7,079
Toll Brothers, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	5,350	Monthly	(632,597)	44,660
TopBuild Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	741	Monthly	(274,307)	4,454
Tractor Supply Co.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	1,470	Monthly	(83,638)	2,254
Transocean Ltd.	U.S. Fed Funds + (0.25)%	1/23/2026	Barclays	7,075	Monthly	(20,640)	(193)
Transocean Ltd.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	59,697	Monthly	(173,909)	(2,778)
Trimble, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	1,358	Monthly	(113,879)	331
U.S. Foods Holding Corp.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	3,916	Monthly	(326,224)	1,263
United Rentals North America, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	259	Monthly	(228,323)	(20,006)
UnitedHealth Group, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	281	Monthly	(70,182)	1,065
UnitedHealth Group, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	1,197	Monthly	(298,196)	44,080
Viatris, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	47,725	Monthly	(415,988)	25,946
Walmart, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	770	Monthly	(75,442)	(76)
Warner Bros. Discovery, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	4,235	Monthly	(55,724)	(1,305)
Warner Bros. Discovery, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	28,204	Monthly	(370,856)	(31,562)
Welltower, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	244	Monthly	(40,275)	113
Western Union (The) Co.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	24,688	Monthly	(198,444)	2,926
Westlake Corp.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	240	Monthly	(19,000)	499
Whirlpool Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	2,062	Monthly	(171,060)	25,643
Williams (The) Cos., Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	4,030	Monthly	(241,384)	(10,223)
Xcel Energy, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	1,008	Monthly	(73,959)	(315)

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at July 31, 2025: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
Xylem, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	3,376	Monthly	$(487,475)	$(49,709)
Total (Notional Payable $53,324,666)				$1,129,881		$(52,487,559)	$837,107

Credit Default Swap Contracts outstanding - Sell Protection as of July 31, 2025: Centrally Cleared

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index Series 44 (Pay Quarterly)	3.22%	5.00%	6/20/2030	USD	387,500	$30,301	$29,569	$732
Total						$30,301	$29,569	$732
Valuation Hierarchy
The following is a summary of the inputs used, as of July 31, 2025, in valuing the Fund's investments carried at fair value:
Morningstar Alternatives Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$—	$2,986,682	$—	$2,986,682
Common Stocks	55,263,213	2,615,853	— *	57,879,066
Convertible Bonds	—	49,804,638	—	49,804,638
Convertible Preferred Stocks	5,929,367	1,187,259	—	7,116,626
Corporate Bonds	—	37,466,348	—	37,466,348
Foreign Issuer Bonds	—	5,346,603	—	5,346,603
Mortgage-Backed Securities	—	30,826,703	—	30,826,703
Preferred Stocks	3,006,122	—	—	3,006,122
Rights	—	—	284,877	284,877
Short-Term Investments	8,893,896	31,657,701	—	40,551,597
Purchased Options	16,194	—	—	16,194
Total Assets – Investments at value	$73,108,792	$161,891,787	$284,877	$235,285,456

Morningstar Funds Trust July 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Morningstar Alternatives Fund	Level 1	Level 2	Level 3	Totals
Liabilities:
Common Stocks	$(36,135,462)	$—	$—	$(36,135,462)
Rights	—	—	— *	—
Total Liabilities – Investments at value	$(36,135,462)	$—	$—	$(36,135,462)
Net Investments	$36,973,330	$161,891,787	$284,877	$199,149,994

*Includes securities determined to have no value as of July 31, 2025.

Morningstar Alternatives Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Futures Contracts	$72,925	$—	$—	$72,925
Forward Foreign Currency Exchange Contracts	—	429,504	—	429,504
Contracts for Difference	—	2,696,208	—	2,696,208
Swap Contracts	—	732	—	732
Total Assets - Derivative Financial Instruments	$72,925	$3,126,444	$—	$3,199,369
Liabilities:
Futures Contracts	$(159,758)	$—	$—	$(159,758)
Forward Foreign Currency Exchange Contracts	—	(309,293)	—	(309,293)
Written Options	(40,723)	—	—	(40,723)
Contracts for Difference	—	(3,315,649)	—	(3,315,649)
Total Liabilities - Derivative Financial Instruments	$(200,481)	$(3,624,942)	$—	$(3,825,423)
Total Derivative Financial Instruments	$(127,556)	$(498,498)	$—	$(626,054)